Registration No. 333-89446
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 19
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 199
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code
Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Principal Benefit Variable Universal Life
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b) of Rule 485

__XX_	on May 1, 2019 pursuant to paragraph (b) of Rule 485

_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL ® BENEFIT VARIABLE UNIVERSAL LIFE

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2019.

As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

SUMMARY: BENEFITS AND RISKS

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

The Policy is for use by corporations, employers, trusts, associations or similar entities. This Policy is designed for financing non-qualified executive deferred compensation plans, salary continuation plans, post employment benefits or similar purposes.
POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES - Death Proceeds);

•	minus loan indebtedness;

•
minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account and the investment experience of the divisions. There is no guaranteed minimum division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.
Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a policy year. The minimum amount for a partial surrender is $500.
Adjustment Options
The total face amount may be increased (unless the Policy is in a grace period) or decreased.
Total Face Amount Increase
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.
Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.
Maturity Proceeds
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

Risks of Poor Investment Performance
Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)
On an ongoing basis, the Policy’s net policy value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

If the cumulative death benefit guarantee premium requirement is met, the Policy will not terminate prior to the insured’s attained age 85 even if the Policy’s net policy value is insufficient to cover the monthly policy charge.

Limitations on Access to Surrender Value
Partial Surrenders

•	The partial surrender may not be less than $500 and may not be greater than 90% of the net surrender value.

•	The policy value will be reduced by the amount of the partial surrender plus any transaction fee(s).

•	A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a policy year.

Full Surrenders
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the Policy was terminated.

Adverse Tax Consequences
A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge:
on premiums up to Target Premium -
all years	from each premium paid	6.50% of premium paid
on premiums over Target Premium:
years 0-5 (after issue or adjustment)		5.00% of premium paid
years 6 and after (after issue or adjustment)		6.50% of premium paid
Taxes (federal, state and local)	from each premium paid	3.45% of premium paid
Maximum Deferred Surrender Charge:*	from proceeds upon full surrender
Guaranteed Minimum		$2.83 per $1,000 of policy face amount
Guaranteed Maximum		$46.00 per $1,000 of policy face amount
Current Charge for Representative Insured**		$10.74 per $1,000 of policy face amount
Transaction Fee	from each partial surrender after the second	lesser of $25 or 2% of the amount
	partial surrender in a policy year	Surrendered
Transfer Fees	upon each unscheduled transfer after the first unscheduled transfer in a policy month
Guaranteed		$25 per unscheduled transfer
Current		none

*	Deferred surrender charges decline over time.

**	Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		$0.07 per $1,000 of net amount at risk
Asset Based Charge	monthly	0.40% of division values per year in years 1-10
Current		0.30% of division values per year in years 11 and later
Optional Insurance Benefits
Accounting Benefit Rider	monthly	Equivalent to $0.10 per $1,000 of base policy face amount per year for the first five policy years for policies issued through May 21, 2004

	monthly	Equivalent to $0.25 per $1,000 of base policy face amount per year for the first five policy years for policies issued after May 21, 2004
Supplemental Benefit Rider	monthly
Guaranteed Minimum		$0.08 per $1,000 of net amount at risk
Guaranteed Maximum		$83.33 per $1,000 of net amount at risk
Current Charge for Representative Insured**		0.03 per $1,000 of net amount at risk
Net Policy Loan Charge	annually
policy years 1-10	(accrued daily)	1.0% of loan balance per year***
after policy year 10		0.3% of loan balance per year***

*
The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

**    Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.
***    The difference between the interest charged on a loan balance and the interest credited to the loan account.

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
Annual Underlying Mutual Fund Operating Expenses as of December 31, 2018*

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.14%	1.92%

*
Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

GLOSSARY

adjustment – change to the Policy resulting from an increase or decrease in total face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s issue age plus the number of full policy years since the policy date.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of a corresponding underlying mutual fund. The "money market division" refers to the Fidelity VIP Government Money Market Division.

effective date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.

face amount – life insurance coverage amount. It is referred to as the total face amount.

fixed account – that part of the Policy value that is not in the divisions or the loan account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that part of the Policy value that reflects the total loan indebtedness.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary when the insured’s attained age is 100.

monthly date – the day of the month which is the same day as the policy date.
Example: If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the asset based charge in effect on the monthly date.

net amount at risk – the amount upon which cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.

net surrender value – surrender value minus any loan indebtedness.

no-lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.
notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail or another manner we approve in advance. In states where permitted, we will require you to use the form(s) we provide for certain notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your policy.

owner – the party which owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.

policy face amount – the insurance benefit provided by the Policy without any riders.

policy month – any one-month period beginning on the monthly date.

Example:	The monthly date is May 5, 2005, the first policy month ends on June 4, 2005.

policy value – the sum of the values in the divisions, the fixed account and the loan account.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one-year period beginning on a policy anniversary.

Example:	If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

prorated basis – in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

service office –    Principal Financial Group Service Center
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1 -800-247-9988
Fax:1-866-885-0390

surrender value – policy value minus any surrender charge. The surrender value also includes any value provided by a rider benefit.
target premium – a premium amount which is used to determine any applicable premium expense charge and surrender charge under a Policy. Target premiums are provided in Appendix A.
total face amount – policy face amount plus face amount of the supplemental benefit rider, if any.
underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.
unit – the accounting measure used to calculate the value of each division.
valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.
written request – actual delivery to the Company or the service office of a written notice or request, signed and dated, on a form we supply or approve.
you – the owner(s) of the Policy.

CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company with authority to transact life insurance and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed our name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and was registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Policy will equal the total of the Premiums paid under the Policy.
The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Policy are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Policy may not be charged with liabilities arising from any of the Company’s other businesses.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.
In a low interest rate environment, yields for the money market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a money market division or participate in a scheduled automatic transfer program where policy value is allocated to a money market division, that portion of your policy value allocated to the money market division may decrease in value.
The Funds
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or our home office (1-800-247-9988). A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.
The funds are NOT available to the general public directly. The funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The TABLE OF SEPARATE ACCOUNT DIVISIONS later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each division.
Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•	transfer assets in any division to another division;

•	add, combine or eliminate divisions; or

•	substitute the shares of a division for shares in another division:

•	if shares of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

The Fixed Account
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from your sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

Our underwriting guidelines prohibit fixed account values in related policies* to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.

*
Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related. We reserve the right to limit premium payments and/or transfers allocated to the fixed account.

CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising), administrative expenses (processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes, reporting and overhead), mortality expenses and profit.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge.

Current Premium Expense Charge (as a % of Premium Paid)*
Years since issue or adjustment	Sales Charge**	State and Local Taxes	Federal Taxes	Total
1 through 5	6.50%	2.20%	1.25%	9.95%
more than 5 years	6.50	2.20	1.25	9.95

*	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to face amount increase.

**	The sales charge on premiums in excess of Target Premium is reduced to 5.0% in years 1 through 5.
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A-TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge and the surrender charge. The target premium is not required to be paid.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.

Surrender charges vary based on the target premium of the Policy, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge compensates us for expenses related to the sale of the Policy.

Surrender charge percentage
The surrender charge is (a) multiplied by (b) where:

(a)	is the target premium calculated using the rates in Appendix A;

(b)	is the percentage shown below:

Deferred Sales Charge (as a percentage of Target Premium)
Policy Year	Ages 20-65*	Ages 66-70*	Ages 71-75*
1	75%	75%	55%
2	75	70	50
3	75	65	45
4	70	60	40
5	60	50	35
6	50	45	30
7	40	35	25
8	30	30	20
9	20	20	15
10	10	10	5
* Age since issue or adjustment
Monthly Policy Charge
The monthly policy charge is made up of:

•	a charge for the cost of insurance;

•	an asset based charge; and

•	any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value. The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a prorated basis; or

•	determined by any other allocation method which we agree upon.

If you do not designate monthly policy charge allocation percentages, they will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:

(a)	is the cost of insurance rate (described below) divided by 1,000; and

(b)	is the net amount at risk.

The net amount at risk is the difference between the death benefit and the policy value (see Glossary for formula). The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Asset Based Charge
The asset based charge compensates us for distribution and administrative expenses.

Each month during the first ten policy years, we deduct an asset based charge at an annual rate of 0.40% of the net policy value. Each month thereafter, we deduct a charge at an annual rate of 0.30% of the net policy value.

We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the net policy value. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.

Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.
GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

Rights Under the Policy
Ownership
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy passes to the estate of the last surviving owner. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Policy Limitations
Division Transfers
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up scheduled transfers by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply);

•	faxing us at 1-866-885-0390;

•	visiting www.principal.com (if internet privileges apply).

Unscheduled Transfers. You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.

Scheduled Transfers. You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount selected; or

•	a percentage of the division value as of the date specified (other than the 29th, 30th or 31st).

•
You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.

•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.
Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.

Example:
You may choose to rebalance so that 50% of your policy values are in the money market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the money market division and 40% in the SmallCap Value I division. By rebalancing, units from the money market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the expiration of the examination offer period;

•	are done without charge;

•	may be done on the specified frequency (monthly, quarterly, semiannual or annual) policy year or calendar year basis;

•	may be done by:

•	calling us (if telephone privileges apply (1-800-247-9988));

•	mailing your written request to our service office;

•	faxing your request to us (1-866-885-0390); or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next valuation period after we receive your instruction;

•	are not available if you have scheduled transfers from the same divisions;

•	are not available for any value in the fixed account.
Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.

Fixed Account Transfers
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter.

•	In each calendar year, the transfers may not exceed:

•	your fixed account value as of December 31 of the prior year (if $5,000 or less);

•	$5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but not more than $20,000); or

•	25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).

•	We must receive your notice during the 30-day period.

•	You must specify the dollar amount or percentage to be transferred.

•	There is no transaction charge imposed on the transfer(s).
Scheduled Transfer Programs. You may make scheduled transfers from the fixed account to your division(s) without an additional charge as follows:

•	The value of your fixed account must be $20,000 or more when your scheduled transfers begin.

•	You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination period. Once made, this election is irrevocable.

•	Transfers to the divisions will be made in the proportions used for allocation of premium payments.

•	If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.

•	During the transfer period, you may not:

•	make unscheduled transfers out of the fixed account; or make transfers and premium payments to the fixed account.
The transfers will be effective as of the valuation period during which we receive your notice and will be made according to the following schedule:

•	The first transfer will be 25% of the fixed account value,

•	12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value,

•	24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value, and

•	36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.
If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.

Example:
The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.

The policy is dated July 1, 2004. On February 7, 2005, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

Date	Balance	Percent to be Transferred	Amount to be Transferred
February 7, 2005	$100,000	25%	$25,000
February 7, 2006	$75,000	33%	$24,750
February 7, 2007	$50,250	50%	$25,125
February 7, 2008	$25,125	100%	$25,125
The first day that you may make transfers or premium payments to the fixed account is February 8, 2008. After January 1, 2009, you may make an unscheduled transfer from the fixed account as set forth above.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Accounting Benefit Rider
This rider is available on business cases only and provides if the Policy is surrendered, any surrender charge which would otherwise apply, will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is a charge for this rider. This rider cannot be reinstated if the Policy has terminated.

Change of Insured Rider
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability according to our underwriting guidelines then in effect for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Death Benefit Guarantee Rider
This rider guarantees that the Policy will not lapse before the insured’s age 85 provided that the cumulative death benefit guarantee premium requirement is met. This rider is automatically made a part of the Policy as long as the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) at issue, determines whether the no-lapse guarantee is extended to the insured’s age 85. The cumulative death benefit guarantee premium requirement is described in the section “PREMIUMS.”

The use of this rider disqualifies the use of the Supplemental Benefit Rider. There is no charge for this rider.

The rider may not be added after the Policy has been issued.

Extended Coverage Rider
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account values will be transferred to the money market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Supplemental Benefit Rider
This rider provides additional insurance (face amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the insured’s attained age is at least 20 but no more than 75. There is a charge for this rider.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange Policy
The Policy may be exchanged for a new fixed life insurance policy on the life of the insured which is made available by the Company for this purpose. The new policy will not be a term insurance policy or a variable life insurance policy. Evidence of insurability will not be required.

The exchange must be made during the first 24 months from the policy date while the Policy is in force and not in a grace period. The exchange is effective upon our receipt of written notice. This Policy then terminates. The new policy has the same policy date as this Policy. The policy value immediately after the exchange will be the same as immediately before the exchange. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions. Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy.

The new policy has the same death benefit as this Policy unless required to be higher in order to qualify as “life insurance” as defined in Section 7702 of the Internal Revenue Code as amended. The new policy is based on the same issue age, gender (if applicable) and risk classification as this Policy.
No additional charge is made for this exchange privilege. Any outstanding loan indebtedness must be repaid or transferred to the new policy.

Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will be priced on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may defer payment from the fixed account for a period of up to six months.

PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.

The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.

Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;

•	By mailing your payment according to the instructions below; or

•	By wire transfer according to the instructions below.

Premium Payment Mailing Instructions
Premium payments sent to our home office must be addressed as follows:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431

Premium Payment Wiring Instructions
Premium payments sent to us by wire transfer must be directed as follows:
Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions - see below)

OBI Information is extremely important in identifying how to apply these funds. Please include the following:

•	As much description as possible in the 68 characters allowed.

•	Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.

•	Direct it to: ATTN: Individual Billing and Collection

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the current maximum premium limitations.

If any premium payment increases the Policy’s death benefit by more than it increases the policy value, we reserve the right to refund all or part of the premium payment. If all or part of the premium payment is not refunded, we may require satisfactory evidence of insurability.

Allocation of Premiums
We allocate initial net premiums as described below. Thereafter, allocations are made to the divisions according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:

•	sending a written request to our service office

•	calling the service office at 1-800-247-9988 (if telephone privileges apply); or

•	faxing the notice to us (1-866-885-0390)
The allocation changes are effective at the end of the valuation period in which the new instructions are received in good order.

Premium Refund States:
If the policy is issued in a state that requires full refund of premium when the policy is returned during the examination offer period, the initial net premium, including any premium received during the examination offer period, is allocated to the money market division. The premium will be reallocated to the divisions and/or to the fixed account according to your instructions on the later of the effective date or the end of the examination offer period (or on the first business day thereafter).
If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the money market division to correspond to the examination period of a particular state’s replacement requirements.

Market Value States:
If the policy is issued in a state that allows refund of net policy value when the policy is returned during the examination offer period, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination period.

Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premiums payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•	the number of units you have in the division

•	multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payment (less premium expense charges);

•	plus subsequent premium payments (less premium expense charges);

•	plus transfers from another division or the fixed account
minus units sold:

•	for partial surrenders from the division;

•	as part of a transfer to another division, the fixed account or the loan account; and

•	to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

Fixed Account Valuation
The value of your fixed account on any business day is:

•	net premiums allocated to the fixed account

•	plus transfers from the division(s) and the loan account (as a result of a loan repayment)

•	plus interest credited to the fixed account

•	minus surrenders, transaction fees and monthly policy charges

•	minus transfers to the loan account

•	minus transfers to the division(s)
DEATH BENEFITS AND POLICY VALUES

Death Proceeds
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:

•	proof of the death of the insured;

•	Beneficiary’s Statement (Claim Form)*; and

•	Trust Agreement (if the beneficiary is a trust).

*
If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY — Rights Under the Policy).

The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:

•	the death benefit described below;

•	minus loan indebtedness;

•	minus any overdue monthly policy charges if the insured died during a grace period;

•	plus interest on the death proceeds as required by state law.

Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked. Not all benefit payment options are available if the beneficiary is not a natural person.

The fixed benefit payment options include:

•	Custom Benefit Arrangement
A customized benefit payment option may be arranged with our approval.

•	Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).

•	Joint and Survivor Life Income
We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:

•	Death Benefit Option 1 - the death benefit equals the greater of:

•	the total face amount; or

•	the amount found by multiplying the policy value by the applicable percentage*.

•	Death Benefit Option 2 - the death benefit equals the greater of:

•	the total face amount plus the policy value; or

•	the amount found by multiplying the policy value by the applicable percentage*.

•	Death Benefit Option 3 - the death benefit equals the greater of:

•	the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the policy value by the applicable percentage*.

*
The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:	The following assumptions are made to demonstrate the use of the Tables found in Appendix C.
Death Benefit Option: 1
Face Amount: $1,000,000
Policy Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Smoker
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percent age would be 287.78% (assuming the insured is a male) and the death benefit would be $2,590,020.

Change in Death Benefit Option (for Policies using the guideline premium/cash value corridor test)
The death benefit option may be changed prior to the insured’s attained age 75. You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000+$50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 -$10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000+($30,000-$10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 -$10,000) - $50,000)	$1,020,000 ($970,000+$50,000)	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.

If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.

The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.

To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix C. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.

As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•	smaller applicable percentages

•	lower minimum death benefit

•	lower cost of insurance charges

•	better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.

This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800- 247-9988.

The table below demonstrates the minimum death benefit based on the test chosen. Policy value assumptions may not be realistic.

The example below is based on the following:

•	The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)

•	Face amount is $100,000

•	Death Benefit Option 1

•	Policy value at the date of death is $25,000

•	The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x policy value)

•	The minimum death benefit under the cash value accumulation test is $61,820 (assuming an applicable percentage of 247.28%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,753.98
Cash Value Accumulation Test	$100,000	$61,820	$74,753.98

Here’s the same example, but with a policy value of $75,000. Because the policy value has increased, the minimum death benefit is now:

•	$138,750 for the guideline premium/cash value corridor test

•	$185,460 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,408.64
Cash Value Accumulation Test	$100,000	$185,460	$110,003.73

Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.

Maturity Proceeds
The maturity date is the policy anniversary where the insured’s attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY — Optional Insurance Benefits).

Adjustment Options
Increase in policy face amount
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $10,000.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.

We will approve your request if:

•	the insured is alive at the time of your request; and

•	the attained age of the insured is 75 or less (70 or less if under a special underwriting program) at the time of the request; and

•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request; and

•	the increase is at least the minimum increase as shown on your current data pages.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.

We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.

The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse, unless the no-lapse or death benefit guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.

Decrease in policy face amount
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the owner(s);

•	the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and

•	the decrease may not reduce the total face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Policy Values
Your policy value is equal to the sum of the values in the divisions, the fixed account and loan account. The policy value:

•	increases as premiums are applied and interest is credited;

•	decreases as policy loans, partial surrenders and policy expenses are deducted; and

•	can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS
Surrenders
A request for surrender must be in writing. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.
Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION — Delay of Payments).
Full surrender
The Policy may be surrendered while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.
Partial surrender
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The partial surrender may not be less than $500 and may not be greater than 90% of the net surrender value. A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a policy year. The partial surrender may not decrease the total face amount to less than $100,000. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable.
Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

•
If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender plus transaction fee that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect). During any policy year, 5% of the net surrender value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. Any amount surrendered in excess of 5% causes a reduction in the total face amount. The 5% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:

(a)	is the amount of the surrender plus transaction fee;

(b)	is the amount of any preferred partial surrenders in the same policy year; and

(c)	is 5% of the net surrender value at the end of the prior policy year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.

•	If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or (b) where:

(a)	is the amount by which the total partial surrenders exceed total premiums paid*; and

(b)	is zero.

In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

*	Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.

Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with your policy. If you are not satisfied, your request to return the policy must be in writing. You may return your policy and written request to either your agent or our office before the later of (as determined by postmark):

•	10 days after you receive the policy or,

•	such later date as specified by applicable state law

If you return this policy, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.
LOANS

Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.

•
If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.

•	Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

•	Requests for policy loans from any joint owner are binding on all joint owners.

•	Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.30% per year. If coverage is extended beyond the maturity date, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be redeemed from the division(s) and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•	death proceeds at the death of the insured;

•	surrender value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.

Policy loans and unpaid loan interest reduce your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)). If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Loan Account
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. There are no restrictions on the divisions from which the loan amount can be transferred. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your divisions or the fixed account. If instructions are not provided, the redemptions are taken in the same proportion as the allocation used for the most recent monthly policy charge.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;

•	payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;

•	the repayments are allocated as of the valuation period in which we receive the repayment; and

•	repayments are to be sent to our service office
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the net policy value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The grace period begins when we send a notice of pending lapse. The notice:

•	is mailed to your last known post office address;

•	shows the minimum payment required to keep the Policy in force; and

•	shows the 61-day period during which we will accept the required payment.
The minimum required payment is (a) plus ((b) divided by (c)) where:

(a)	is the amount by which the net policy value is less than zero before deducting the month policy charge on the monthly date preceding the grace period;

(b)	is three monthly policy charges; and

(c)	is 1 minus the maximum premium expense charge.
The determination of three monthly policy charges is made by taking three times the “failed monthly deduction that could not be made due to insufficient policy value.”
Example:     Policy Value: $5,000
Loan Balance: $4,000
Net Policy Value: $1,000 (Policy Value - Loan Balance)
Monthly Policy Charge: $1,500
Maximum Premium Expense Charge in the first policy year: 9.95% (6.50% sales charge, 2.20% state and local taxes, 1.25% federal taxes).
Minimum required payment is $0 + ((3 x $1,500)/(1 - 0.0995)) = $4,997.22
Grace Period
The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.
The required premium is intended to reimburse us for the monthly policy charges during the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•	all monthly policy charges due and unpaid at the death of the insured; and

•	any loan indebtedness.

The Policy also terminates:

•	when you make a full Policy surrender;

•	when death proceeds are paid; and

•	on the maturity date.
When the Policy terminates, all of the owners’ Policy rights and privileges end.
Neither partial surrenders nor policy loans may be made during a grace period.

NOTE:	The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:

•	prior to the maturity date and while the insured is alive;

•	upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

•	if you make a payment of a reinstatement premium; and

•	if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
The reinstatement premium is calculated using the required premium formulas found above in the Policy Termination (Lapse) section. The required premium in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest until the reinstatement date. If the reinstatement is approved, they are allocated to your selected division(s) on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.
If you reinstate your Policy, the surrender charge, if any, and the premium expense charge is calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and the net premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is:

•	made after the owner attains age 59½; or

•	attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.

GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to;

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfer during a Contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the insured; and

•	meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.
Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•	employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and

•	employees or agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. ("PSI") (formerly, Princor Financial Services Corporation), Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In addition, a commission ranging from 0% to 3.0% of premium above the target premium received in the first policy year (or first year following an adjustment) may be paid. After the first year, following the policy date (or adjustment date), commissions range from 0% to 12.5% of premiums received. Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You will receive an annual statement once each policy year. The statement will show:

•	current death benefit;

•	current policy value and net surrender value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any loan indebtedness;

•	any partial surrenders since the last statement;

•	the number of units and unit value;

•	total value of each of the divisions and of the fixed account;

•	designated beneficiary(ies); and

•	all riders included in the Policy.
At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Telephone
If you elect to use telephone privileges, instructions for the following transactions may be given to us via the telephone:

•	change in allocations of future premium payments;

•	change in allocation of the monthly policy charge;

•	change to your APR instructions;

•	change to your scheduled transfer instructions;

•	unscheduled transfers; and

•	request for a policy loan (of $100,000 or less).
Instructions:

•	may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;

•	must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;

•	are effective the next business day if not received until after the close of the NYSE.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP International Division
Invests in:	American Century VP International Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Blue Chip Income and Growth Division
Invests in:	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Global Balanced Division
Invests in:	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital, conservation of principal and current income.

American Funds Insurance Series Global Bond Division
Invests in:	American Funds Insurance Series - Global Bond Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon IP Core Value Division (fka Dreyfus IP Core Value Division)
Invests in:	BY Mellon Investment Portfolios Core Value Portfolio - Service Shares (fka Dreyfus Investment Portfolios Core Value Portfolio - Service Shares)
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks long-term growth of capital, with current income as a secondary objective.

BNY Mellon IP MidCap Stock Division (fka Dreyfus IP MidCap Stock Division)
Invests in:	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares (fka Dreyfus Investment Portfolios MidCap Stock Portfolio - Service Shares)
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

BNY Mellon IP Technology Growth Division (fka Dreyfus IP Technology Growth Division)
Invests in:	BNY Mellon Investment Portfolios Technology Growth Portfolio - Service Shares (fka Dreyfus Investment Portfolios Technology Growth Portfolio - Service Shares)
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks capital appreciation.

BNY Mellon Sustainable U.S. Equity Division (fka Dreyfus Sustainable U.S. Equity Division)
Invests in:	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares (fka Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares)
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Newton Investment Management (North America) Limited
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon VIF Appreciation Division (fka Dreyfus VIF Appreciation Division)
Invests in:	BNY Mellon Variable Investment Fund Appreciation Portfolio - Service Shares (fka Dreyfus Variable Investment Fund Appreciation Portfolio - Service Shares)
Investment Advisor:	Fayez Sarofim & Co through a sub-advisory agreement with BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

BNY Mellon VIF Opportunistic Small Cap Division (fka Dreyfus VIF Opportunistic Small Cap Division)
Invests in:	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio - Service Shares (fka Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio - Service Shares)
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks capital growth.

BNY Mellon VIF Quality Bond Division (fka Dreyfus VIF Quality Bond Division)
Invests in:	BNY Mellon Variable Investment Fund Quality Bond Portfolio - Service Shares (fka Dreyfus Variable Investment Fund Quality Bond Portfolio - Service Shares)
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks to maximize total return, consisting of capital appreciation and current income.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Mid Cap Division
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

ClearBridge Small Cap Growth Division
Invests in:	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware High Yield Division
Invests in:	Delaware VIP High Yield Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks total return and, as a secondary objective, high current income.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

DWS Alternative Asset Allocation Division
Invests in:	DWS Alternative Asset Allocation VIP - Class B
Investment Advisor:	RREEF America L.L.C. through a sub-advisory agreement with DWS Investment Management Americas Inc.)
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Asset Manager Division
Invests in:	Fidelity VIP Asset Manager Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Extended Market Index Division (Available beginning 6/8/19)
Invests in:	Fidelity VIP Extended Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP International Index Division (Available beginning 6/8/19)
Invests in:	Fidelity VIP International Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Strategic Income Division
Invests in:	Fidelity VIP Strategic Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity VIP Total Market Index Division (Available beginning 6/8/19)
Invests in:	Fidelity VIP Total Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of a board range of U.S. stocks.

Franklin Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC through a sub-advisory agreement with Franklin Advisers, Inc.
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Global Discovery VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Mutual Shares VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation. Its secondary goal is income.

Franklin Rising Dividends VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks long-term total return.

Franklin Strategic Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks a high level of current income. A secondary goal is long-term capital appreciation.

Franklin Templeton Developing Markets VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2
Investment Advisor:	Templeton Asset Management Ltd.
Investment Objective:	seeks long-term capital appreciation.

Franklin Templeton Foreign VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	seeks long-term capital growth.

Franklin Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Franklin U.S. Government Securities VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks income.

Goldman Sachs VIT Small Cap Equity Insights Division
Invests in:	Goldman Sachs VIT - Goldman Sachs Small Cap Equity Insights Fund - Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Real Estate Division
Invests in:	Invesco V.I. Global Real Estate Fund - Series I Shares
Investment Advisor:	Invesco Asset Management Limited through a sub-advisory agreement with Invesco Advisers, Inc.
Investment Objective:	seeks total return through growth of capital and current income.

Invesco Health Care Division (fka Invesco Global Health Care Division)
Invests in:	Invesco V.I. Health Care Fund - Series I Shares (fka Invesco V.I. Global Health Care Fund - Series I Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco International Growth Division
Invests in:	Invesco V.I. International Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Growth Division
Invests in:	Invesco V.I. Mid Cap Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Oppenheimer Main Street Small Cap Division (fka Oppenheimer Main Street Small Cap Division)
Invests in:	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II (fka Oppenheimer Main Street Small Cap Fund®/VA - Service Shares)
Investment Advisor:	Oppenheimer Funds, Inc. through a sub-advisory agreement with OFI Global Asset Management, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division
Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Balanced Division
Invests in:	Janus Henderson Series Balanced Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Division
Invests in:	Janus Henderson Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division
Invests in:	Janus Henderson Series Flexible Bond Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

Janus Henderson Global Research Division
Invests in:	Janus Henderson Series Global Research Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Technology Division (Available beginning 6/8/19)
Invests in:	Janus Henderson Series Global Technology Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Overseas Division
Invests in:	Janus Henderson Series Overseas Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

JPMorgan Core Bond Division
Invests in:	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

JPMorgan Small Cap Core Division
Invests in:	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 Shares
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	seeks capital growth over the long-term.

Lord Abbett Series Fund Developing Growth Division
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

Lord Abbett Series Fund International Opportunities Division (fund is liquidating approximately 8/1/2019)
Invests in:	Lord Abbett Series Fund International Opportunities Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term capital appreciation.

MFS Blended Research Small Cap Equity Division
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Global Equity Division
Invests in:	MFS® Global Equity Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Growth Division
Invests in:	MFS® Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Inflation-Adjusted Bond Division
Invests in:	MFS® Inflation-Adjusted Bond Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

MFS International Value Division (Effective 6/1/19, change to MFS International Intrinsic Value Division)
Invests in:	MFS® International Value Portfolio - Service Class (Effective 6/1/19, change to MFS® International Intrinsic Value Portfolio)
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Growth Division
Invests in:	MFS® Mid Cap Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Research International Division
Invests in:	MFS® Research International Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Value Division
Invests in:	MFS® Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Division
Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division
Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks to invest primarily in commons stock of mid- to large- capitalization companies that meet the Fund’s quality oriented financial and ESG criteria.

PIMCO All Asset Division
Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Commodity Real Return Strategy Division
Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with prudent investment management.

PIMCO Emerging Markets Bond Division
Invests in:	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO High Yield Division
Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Long-Term U.S. Government Division
Invests in:	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division
Invests in:	PIMCO VIT Low Duration Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Real Return Division
Invests in:	PIMCO VIT Real Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO Short-Term Division
Invests in:	PIMCO VIT Short-Term Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Total Return Division
Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond Market Index Division
Invests in:	Principal Variable Contracts Funds Bond Market Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division (expected to merge into LargeCap Growth I Division on 6/7/2019)
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Global Investors, LLC ("PGI")
Investment Objective:	seek long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

MidCap Division (not available to new investors with an application signature date of 8/16/2013 and later)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division (expected to merge into SAM Flexible Income Portfolio Division on 6/7/2019)
Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks current income.

Principal Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long term growth of capital.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Putnam VT Equity Income Division
Invests in:	Putnam VT Equity Income Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital growth and current income.

Putnam VT Growth Opportunities Division
Invests in:	Putnam VT Growth Opportunities Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Putnam VT International Equity Division
Invests in:	Putnam VT International Equity Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC through a sub-advisory agreement with Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	seeks capital appreciation.

Rydex Basic Materials Division
Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:
seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Utilities Division
Invests in:	Rydex VI Utilities Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide capital appreciation by investing in companies that operate public utilities.

T. Rowe Price Equity Income Portfolio II Division
Invests in:	T. Rowe Price Equity Income Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Health Sciences Division
Invests in:	T. Rowe Price Health Sciences Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Hard Assets Division
Invests in:	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund - Initial Class Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Vanguard VIF Balanced Division
Invests in:	Vanguard VIF Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	seeks to provide long-term capital appreciation and reasonable current income.

Vanguard VIF Equity Index Division
Invests in:	Vanguard VIF Equity Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard VIF Mid-Cap Index Division
Invests in:	Vanguard VIF Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo VT Index Asset Allocation Division
Invests in:	Wells Fargo VT Index Asset Allocation Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Wells Fargo VT Omega Growth Division
Invests in:	Wells Fargo VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

APPENDIX A - TARGET PREMIUMS

Standard/Preferred
Target Premiums
Annual per $1000 Policy Face Amount
Nonsmoker and Smoker

Age	Male	Female	Unisex
0	3.50	2.83	3.41
1	3.50	2.83	3.41
2	3.50	2.83	3.41
3	3.50	2.83	3.41
4	3.50	2.83	3.41
5	3.50	2.83	3.41
6	3.50	2.83	3.41
7	3.50	2.83	3.41
8	3.50	2.83	3.41
9	3.50	2.83	3.41
10	3.50	2.83	3.41
11	3.65	2.91	3.55
12	3.80	3.00	3.70
13	3.95	3.08	3.84
14	4.10	3.17	3.98
15	4.25	3.25	4.12
16	4.62	3.63	4.49
17	4.99	4.00	4.86
18	5.36	4.38	5.23
19	5.73	4.75	5.60
20	6.10	5.13	5.97
21	6.11	5.16	5.99
22	6.12	5.20	6.00
23	6.13	5.23	6.01
24	6.14	5.27	6.03
25	6.15	5.30	6.04
26	6.29	5.42	6.18
27	6.43	5.54	6.31
28	6.57	5.65	6.45
29	6.71	5.77	6.59
30	6.85	5.89	6.73
31	7.17	6.16	7.04
32	7.51	6.44	7.37
33	7.87	6.74	7.72
34	8.25	7.06	8.10
35	8.66	7.40	8.50
36	9.10	7.76	8.93
37	9.55	8.13	9.37
38	10.03	8.53	9.84
39	10.54	8.94	10.33
40	11.09	9.38	10.87
41	11.66	9.83	11.42
42	12.26	10.32	12.01
43	12.91	10.82	12.64

Standard/Preferred
Target Premiums
Annual per $1000 Policy Face Amount
Nonsmoker and Smoker

Age	Male	Female	Unisex
44	13.59	11.36	13.30
45	14.31	11.93	14.00
46	15.08	12.53	14.75
47	15.90	13.16	15.54
48	16.77	13.83	16.39
49	17.70	14.54	17.29
50	18.68	15.30	18.24
51	19.74	16.10	19.27
52	20.86	16.94	20.35
53	22.05	17.85	21.50
54	23.32	18.80	22.73
55	24.67	19.82	24.04
56	26.11	20.90	25.43
57	27.65	22.05	26.92
58	29.30	23.29	28.52
59	31.05	24.62	30.21
60	32.93	26.06	32.04
61	34.94	27.60	33.99
62	37.10	29.26	36.08
63	39.40	31.06	38.32
64	41.86	32.97	40.70
65	44.48	35.02	43.25
66	47.29	37.21	45.98
67	50.30	39.58	48.91
68	53.52	42.14	52.04
69	56.98	44.93	55.41
70	60.71	47.98	59.06
71	64.73	51.30	62.98
72	69.02	54.93	67.19
73	73.62	58.86	71.70
74	78.48	63.12	76.48
75	83.65	67.71	81.58
76	87.77	71.45	85.65
77	91.89	75.20	89.72
78	96.00	78.94	93.78
79	100.12	82.69	97.85
80	104.24	86.43	101.92
81	113.32	95.74	111.03
82	122.40	105.05	120.14
83	131.48	114.36	129.25
84	140.56	123.67	138.36
85	149.64	132.98	147.47

APPENDIX B

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
20	250.00	47	203.00	74	107.00
21	250.00	48	197.00	75	105.00
22	250.00	49	191.00	76	105.00
23	250.00	50	185.00	77	105.00
24	250.00	51	178.00	78	105.00
25	250.00	52	171.00	79	105.00
26	250.00	53	164.00	80	105.00
27	250.00	54	157.00	81	105.00
28	250.00	55	150.00	82	105.00
29	250.00	56	146.00	83	105.00
30	250.00	57	142.00	84	105.00
31	250.00	58	138.00	85	105.00
32	250.00	59	134.00	86	105.00
33	250.00	60	130.00	87	105.00
34	250.00	61	128.00	88	105.00
35	250.00	62	126.00	89	105.00
36	250.00	63	124.00	90	105.00
37	250.00	64	122.00	91	104.00
38	250.00	65	120.00	92	103.00
39	250.00	66	119.00	93	102.00
40	250.00	67	118.00	94	101.00
41	243.00	68	117.00	95	101.00
42	236.00	69	116.00	96	101.00
43	229.00	70	115.00	97	101.00
44	222.00	71	113.00	98	101.00
45	215.00	72	111.00	99	101.00
46	209.00	73	109.00

Cash Value Accumulation Test percentage of policy value – Male

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Attained Age:
20	639.37%	534.87%	499.92%	471.57%	427.89%	395.39%	369.97%	349.40%	317.80%
21	621.01%	520.61%	487.03%	459.79%	417.81%	386.56%	362.12%	342.32%	311.91%
22	603.00%	506.56%	474.31%	448.14%	407.80%	377.76%	354.27%	335.24%	305.99%
23	585.25%	492.64%	461.66%	436.52%	397.78%	368.92%	346.35%	328.06%	299.94%
24	567.76%	478.82%	449.08%	424.94%	387.73%	360.02%	338.34%	320.77%	293.76%
25	550.50%	465.11%	436.55%	413.38%	377.66%	351.05%	330.24%	313.37%	287.43%
26	533.49%	451.50%	424.08%	401.84%	367.55%	342.01%	322.03%	305.84%	280.93%
27	516.76%	438.04%	411.72%	390.37%	357.45%	332.95%	313.77%	298.23%	274.33%
28	500.37%	424.80%	399.53%	379.03%	347.44%	323.92%	305.52%	290.61%	267.68%
29	484.35%	411.79%	387.54%	367.86%	337.55%	314.98%	297.32%	283.02%	261.02%
30	468.73%	399.07%	375.79%	356.91%	327.82%	306.16%	289.22%	275.50%	254.40%
31	453.53%	386.65%	364.31%	346.19%	318.27%	297.49%	281.25%	268.08%	247.85%
32	438.79%	374.58%	353.14%	335.74%	308.96%	289.03%	273.44%	260.82%	241.42%
33	424.48%	362.84%	342.26%	325.57%	299.87%	280.75%	265.81%	253.70%	235.10%
34	410.64%	351.47%	331.72%	315.71%	291.05%	272.71%	258.38%	246.77%	228.94%
35	397.25%	340.46%	321.50%	306.14%	282.49%	264.90%	251.15%	240.03%	222.94%
36	384.33%	329.81%	311.63%	296.88%	274.20%	257.33%	244.15%	233.49%	217.11%
37	371.86%	319.54%	302.08%	287.94%	266.18%	250.01%	237.38%	227.15%	211.47%
38	359.85%	309.63%	292.89%	279.32%	258.46%	242.95%	230.84%	221.05%	206.02%
39	348.28%	300.10%	284.04%	271.03%	251.02%	236.15%	224.55%	215.17%	200.77%
40	337.17%	290.93%	275.53%	263.05%	243.87%	229.62%	218.50%	209.51%	195.73%
41	326.48%	282.12%	267.35%	255.38%	237.00%	223.35%	212.70%	204.09%	190.90%
42	316.22%	273.67%	259.50%	248.03%	230.41%	217.33%	207.14%	198.89%	186.27%
43	306.36%	265.54%	251.96%	240.97%	224.08%	211.56%	201.79%	193.91%	181.83%
44	296.89%	257.74%	244.72%	234.19%	218.01%	206.02%	196.68%	189.13%	177.58%
45	287.78%	250.25%	237.77%	227.68%	212.19%	200.71%	191.76%	184.54%	173.50%
46	279.04%	243.05%	231.09%	221.43%	206.59%	195.61%	187.05%	180.15%	169.60%
47	270.63%	236.13%	224.68%	215.42%	201.22%	190.71%	182.53%	175.93%	165.85%
48	262.54%	229.48%	218.51%	209.64%	196.05%	186.00%	178.18%	171.87%	162.25%
49	254.76%	223.07%	212.57%	204.08%	191.08%	181.46%	173.99%	167.97%	158.78%
50	247.28%	216.92%	206.86%	198.73%	186.30%	177.11%	169.96%	164.22%	155.45%
51	240.08%	210.99%	201.36%	193.59%	181.69%	172.91%	166.09%	160.60%	152.24%
52	233.17%	205.31%	196.09%	188.65%	177.28%	168.89%	162.38%	157.14%	149.17%
53	226.54%	199.86%	191.04%	183.93%	173.06%	165.04%	158.83%	153.84%	146.24%
54	220.19%	194.64%	186.21%	179.41%	169.02%	161.37%	155.45%	150.69%	143.45%
55	214.12%	189.67%	181.60%	175.10%	165.18%	157.88%	152.23%	147.70%	140.81%
56	208.30%	184.91%	177.20%	170.99%	161.52%	154.56%	149.17%	144.85%	138.30%
57	202.74%	180.36%	172.99%	167.06%	158.03%	151.39%	146.26%	142.15%	135.93%
58	197.41%	176.01%	168.97%	163.31%	154.69%	148.37%	143.49%	139.58%	133.66%
59	192.30%	171.83%	165.11%	159.71%	151.50%	145.48%	140.83%	137.12%	131.50%
60	187.39%	167.83%	161.41%	156.26%	148.43%	142.70%	138.29%	134.76%	129.43%
61	182.68%	163.99%	157.87%	152.96%	145.50%	140.05%	135.86%	132.51%	127.46%
62	178.18%	160.32%	154.48%	149.80%	142.70%	137.52%	133.53%	130.35%	125.57%

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
63	173.87%	156.81%	151.24%	146.78%	140.03%	135.10%	131.32%	128.31%	123.78%
64	169.75%	153.47%	148.17%	143.92%	137.50%	132.82%	129.23%	126.38%	122.09%
65	165.83%	150.30%	145.24%	141.20%	135.10%	130.66%	127.26%	124.56%	120.51%
66	162.10%	147.29%	142.47%	138.63%	132.83%	128.62%	125.40%	122.85%	119.02%
67	158.55%	144.42%	139.84%	136.18%	130.68%	126.69%	123.65%	121.23%	117.62%
68	155.15%	141.69%	137.33%	133.86%	128.64%	124.86%	121.98%	119.70%	116.30%
69	151.90%	139.08%	134.93%	131.64%	126.68%	123.11%	120.39%	118.25%	115.05%
70	148.80%	136.58%	132.64%	129.51%	124.82%	121.44%	118.88%	116.85%	113.85%
71	145.83%	134.19%	130.45%	127.48%	123.04%	119.85%	117.43%	115.52%	112.70%
72	143.00%	131.93%	128.37%	125.56%	121.35%	118.33%	116.05%	114.26%	111.61%
73	140.33%	129.79%	126.41%	123.74%	119.76%	116.91%	114.76%	113.07%	110.58%
74	137.81%	127.78%	124.58%	122.05%	118.28%	115.59%	113.56%	111.97%	109.63%
75	135.45%	125.92%	122.88%	120.48%	116.91%	114.37%	112.46%	110.97%	108.77%
76	133.24%	124.18%	121.30%	119.03%	115.66%	113.26%	111.46%	110.05%	107.99%
77	131.17%	122.56%	119.83%	117.68%	114.50%	112.24%	110.54%	109.22%	107.28%
78	129.21%	121.05%	118.46%	116.43%	113.42%	111.29%	109.70%	108.45%	106.64%
79	127.36%	119.61%	117.16%	115.24%	112.41%	110.40%	108.90%	107.74%	106.04%
80	125.59%	118.24%	115.93%	114.11%	111.44%	109.56%	108.15%	107.06%	105.47%
81	123.91%	116.94%	114.75%	113.04%	110.52%	108.76%	107.44%	106.42%	104.93%
82	122.31%	115.71%	113.64%	112.02%	109.65%	107.99%	106.76%	105.80%	104.42%
83	120.81%	114.55%	112.60%	111.07%	108.83%	107.27%	106.11%	105.22%	103.93%
84	119.41%	113.48%	111.63%	110.19%	108.08%	106.61%	105.52%	104.69%	103.48%
85	118.11%	112.50%	110.75%	109.38%	107.39%	106.01%	104.99%	104.20%	103.07%
86	116.91%	111.61%	109.95%	108.65%	106.77%	105.47%	104.51%	103.77%	102.71%
87	115.79%	110.79%	109.21%	107.99%	106.21%	104.98%	104.08%	103.38%	102.39%
88	114.74%	110.03%	108.55%	107.39%	105.71%	104.55%	103.69%	103.04%	102.11%
89	113.74%	109.32%	107.93%	106.84%	105.25%	104.15%	103.34%	102.73%	101.97%
90	112.77%	108.65%	107.34%	106.32%	104.82%	103.78%	103.02%	102.44%	101.00%
91	111.80%	108.00%	106.78%	105.82%	104.42%	103.44%	102.72%	102.18%	101.00%
92	110.82%	107.34%	106.22%	105.33%	104.02%	103.11%	102.44%	101.97%	101.00%
93	109.79%	106.66%	105.64%	104.82%	103.62%	102.78%	102.16%	101.00%	101.00%
94	108.68%	105.91%	105.00%	104.27%	103.19%	102.42%	101.97%	101.00%	101.00%
95	107.47%	105.07%	104.28%	103.64%	102.69%	102.01%	101.00%	101.00%	101.00%
96	106.16%	104.13%	103.48%	102.92%	102.13%	101.97%	101.00%	101.00%	101.00%
97	104.76%	103.10%	102.60%	102.13%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.33%	102.02%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test percentage of policy value - Female

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Attained Age:
20	762.99%	637.79%	595.38%	560.82%	507.35%	467.43%	436.19%	410.90%	372.11%
21	738.68%	618.38%	577.63%	544.40%	492.99%	454.60%	424.55%	400.21%	362.87%
22	715.05%	599.48%	560.31%	528.38%	478.96%	442.04%	413.13%	389.71%	353.78%
23	692.09%	581.06%	543.43%	512.74%	465.23%	429.74%	401.94%	379.41%	344.84%
24	669.78%	563.13%	526.97%	497.48%	451.82%	417.70%	390.96%	369.30%	336.05%
25	648.14%	545.70%	510.96%	482.63%	438.74%	405.94%	380.24%	359.41%	327.43%
26	627.11%	528.72%	495.35%	468.13%	425.96%	394.44%	369.73%	349.71%	318.95%
27	606.71%	512.22%	480.16%	454.01%	413.50%	383.20%	359.46%	340.21%	310.64%
28	586.92%	496.17%	465.39%	440.27%	401.34%	372.24%	349.42%	330.92%	302.49%
29	567.76%	480.61%	451.04%	426.91%	389.52%	361.56%	339.63%	321.85%	294.53%
30	549.18%	465.50%	437.10%	413.93%	378.02%	351.15%	330.08%	313.00%	286.74%
31	531.21%	450.86%	423.59%	401.33%	366.84%	341.03%	320.79%	304.38%	279.15%
32	513.81%	436.66%	410.48%	389.10%	355.98%	331.19%	311.75%	295.98%	271.74%
33	496.96%	422.89%	397.75%	377.23%	345.42%	321.61%	302.94%	287.79%	264.51%
34	480.65%	409.53%	385.39%	365.69%	335.14%	312.28%	294.35%	279.80%	257.43%
35	464.89%	396.62%	373.45%	354.53%	325.20%	303.25%	286.03%	272.05%	250.57%
36	449.66%	384.12%	361.87%	343.71%	315.55%	294.48%	277.94%	264.52%	243.89%
37	434.98%	372.07%	350.72%	333.29%	306.25%	286.02%	270.14%	257.26%	237.45%
38	420.85%	360.48%	339.98%	323.25%	297.30%	277.88%	262.63%	250.26%	231.25%
39	407.27%	349.33%	329.66%	313.60%	288.70%	270.06%	255.43%	243.55%	225.29%
40	394.23%	338.64%	319.77%	304.36%	280.46%	262.57%	248.53%	237.14%	219.61%
41	381.72%	328.39%	310.29%	295.51%	272.58%	255.41%	241.94%	231.01%	214.19%
42	369.72%	318.57%	301.21%	287.03%	265.04%	248.58%	235.65%	225.16%	209.03%
43	358.21%	309.16%	292.51%	278.91%	257.83%	242.04%	229.64%	219.58%	204.11%
44	347.14%	300.11%	284.14%	271.11%	250.90%	235.76%	223.88%	214.23%	199.39%
45	336.48%	291.40%	276.10%	263.61%	244.23%	229.72%	218.33%	209.09%	194.87%
46	326.22%	283.02%	268.35%	256.38%	237.82%	223.92%	213.00%	204.14%	190.52%
47	316.33%	274.93%	260.88%	249.41%	231.63%	218.31%	207.86%	199.38%	186.32%
48	306.78%	267.12%	253.67%	242.69%	225.66%	212.91%	202.90%	194.77%	182.27%
49	297.58%	259.60%	246.71%	236.20%	219.90%	207.69%	198.11%	190.33%	178.37%
50	288.71%	252.34%	240.01%	229.94%	214.34%	202.66%	193.49%	186.05%	174.61%
51	280.16%	245.35%	233.54%	223.92%	208.99%	197.82%	189.05%	181.93%	170.99%
52	271.93%	238.60%	227.31%	218.10%	203.83%	193.15%	184.77%	177.97%	167.51%
53	263.99%	232.11%	221.31%	212.50%	198.86%	188.65%	180.65%	174.15%	164.16%
54	256.36%	225.87%	215.54%	207.13%	194.09%	184.34%	176.70%	170.49%	160.96%
55	249.00%	219.85%	209.99%	201.95%	189.50%	180.20%	172.90%	166.98%	157.89%
56	241.92%	214.06%	204.64%	196.96%	185.08%	176.20%	169.25%	163.61%	154.94%
57	235.07%	208.46%	199.46%	192.14%	180.81%	172.34%	165.71%	160.34%	152.09%
58	228.45%	203.02%	194.44%	187.45%	176.65%	168.59%	162.27%	157.16%	149.31%
59	222.01%	197.74%	189.55%	182.88%	172.59%	164.91%	158.90%	154.04%	146.57%
60	215.77%	192.59%	184.78%	178.43%	168.62%	161.31%	155.60%	150.97%	143.88%
61	209.70%	187.58%	180.14%	174.08%	164.75%	157.79%	152.36%	147.96%	141.23%

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
62	203.84%	182.74%	175.64%	169.87%	160.98%	154.37%	149.21%	145.03%	138.65%
63	198.20%	178.06%	171.30%	165.81%	157.36%	151.07%	146.17%	142.21%	136.15%
64	192.79%	173.59%	167.16%	161.93%	153.90%	147.93%	143.27%	139.52%	133.78%
65	187.61%	169.33%	163.20%	158.24%	150.60%	144.94%	140.53%	136.98%	131.55%
66	182.67%	165.26%	159.43%	154.72%	147.47%	142.11%	137.93%	134.57%	129.45%
67	177.93%	161.37%	155.83%	151.36%	144.49%	139.41%	135.46%	132.29%	127.45%
68	173.38%	157.62%	152.37%	148.12%	141.62%	136.82%	133.09%	130.10%	125.55%
69	168.99%	154.01%	149.02%	145.00%	138.84%	134.30%	130.79%	127.97%	123.69%
70	164.74%	150.50%	145.77%	141.96%	136.14%	131.86%	128.55%	125.89%	121.87%
71	160.64%	147.11%	142.63%	139.02%	133.52%	129.48%	126.36%	123.87%	120.10%
72	156.70%	143.86%	139.61%	136.20%	131.00%	127.19%	124.26%	121.91%	118.38%
73	152.93%	140.75%	136.73%	133.50%	128.60%	125.01%	122.25%	120.05%	116.74%
74	149.37%	137.82%	134.02%	130.96%	126.34%	122.96%	120.37%	118.31%	115.21%
75	146.01%	135.06%	131.47%	128.59%	124.23%	121.05%	118.62%	116.69%	113.80%
76	142.84%	132.48%	129.09%	126.37%	122.27%	119.29%	117.01%	115.21%	112.51%
77	139.87%	130.07%	126.87%	124.31%	120.45%	117.66%	115.53%	113.84%	111.33%
78	137.06%	127.80%	124.78%	122.38%	118.76%	116.14%	114.15%	112.58%	110.24%
79	134.40%	125.66%	122.82%	120.56%	117.16%	114.72%	112.86%	111.40%	109.23%
80	131.87%	123.63%	120.96%	118.84%	115.66%	113.38%	111.65%	110.29%	108.28%
81	129.49%	121.72%	119.21%	117.22%	114.24%	112.11%	110.51%	109.24%	107.38%
82	127.23%	119.92%	117.56%	115.69%	112.91%	110.93%	109.43%	108.26%	106.54%
83	125.12%	118.24%	116.03%	114.28%	111.67%	109.82%	108.44%	107.35%	105.76%
84	123.16%	116.70%	114.62%	112.98%	110.54%	108.82%	107.53%	106.53%	105.06%
85	121.34%	115.28%	113.33%	111.79%	109.52%	107.91%	106.71%	105.78%	104.42%
86	119.66%	113.98%	112.15%	110.72%	108.59%	107.09%	105.98%	105.11%	103.86%
87	118.10%	112.79%	111.08%	109.74%	107.75%	106.36%	105.32%	104.52%	103.36%
88	116.64%	111.69%	110.10%	108.85%	107.00%	105.70%	104.73%	103.99%	102.91%
89	115.27%	110.68%	109.20%	108.03%	106.31%	105.10%	104.20%	103.51%	102.51%
90	113.97%	109.73%	108.36%	107.27%	105.67%	104.55%	103.72%	103.07%	102.16%
91	112.71%	108.83%	107.56%	106.56%	105.08%	104.04%	103.27%	102.68%	101.97%
92	111.48%	107.95%	106.80%	105.88%	104.52%	103.57%	102.85%	102.31%	101.00%
93	110.24%	107.08%	106.04%	105.21%	103.98%	103.11%	102.46%	101.97%	101.00%
94	108.97%	106.19%	105.27%	104.53%	103.43%	102.64%	102.06%	101.00%	101.00%
95	107.64%	105.23%	104.44%	103.80%	102.84%	102.16%	101.97%	101.00%	101.00%
96	106.24%	104.21%	103.56%	103.01%	102.21%	101.97%	101.00%	101.00%	101.00%
97	104.79%	103.13%	102.64%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.04%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test percentage of policy value- Unisex

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Attained Age:
20	660.51%	551.81%	515.46%	485.97%	440.56%	406.80%	380.43%	359.09%	326.35%
21	641.23%	536.78%	501.85%	473.50%	429.86%	397.39%	372.02%	351.49%	319.98%
22	622.33%	522.00%	488.43%	461.19%	419.25%	388.04%	363.65%	343.90%	313.59%
23	603.74%	507.36%	475.11%	448.95%	408.64%	378.66%	355.21%	336.24%	307.09%
24	585.45%	492.88%	461.91%	436.78%	398.07%	369.26%	346.74%	328.50%	300.49%
25	567.49%	478.59%	448.84%	424.71%	387.53%	359.86%	338.23%	320.72%	293.81%
26	549.81%	464.44%	435.87%	412.70%	377.00%	350.43%	329.66%	312.84%	287.00%
27	532.48%	450.50%	423.07%	400.82%	366.54%	341.04%	321.09%	304.94%	280.14%
28	515.51%	436.78%	410.45%	389.09%	356.18%	331.69%	312.55%	297.05%	273.24%
29	498.95%	423.35%	398.07%	377.56%	345.97%	322.46%	304.09%	289.21%	266.36%
30	482.82%	410.24%	385.96%	366.27%	335.95%	313.39%	295.75%	281.48%	259.55%
31	467.14%	397.44%	374.14%	355.23%	326.13%	304.48%	287.55%	273.85%	252.82%
32	451.93%	385.01%	362.63%	344.49%	316.55%	295.78%	279.54%	266.40%	246.22%
33	437.18%	372.92%	351.45%	334.03%	307.22%	287.28%	271.70%	259.09%	239.74%
34	422.91%	361.22%	340.61%	323.89%	298.16%	279.03%	264.09%	251.99%	233.43%
35	409.11%	349.88%	330.10%	314.06%	289.36%	271.01%	256.67%	245.08%	227.28%
36	395.79%	338.93%	319.94%	304.55%	280.85%	263.25%	249.50%	238.38%	221.31%
37	382.93%	328.35%	310.13%	295.35%	272.62%	255.74%	242.55%	231.89%	215.53%
38	370.55%	318.17%	300.68%	286.50%	264.70%	248.50%	235.86%	225.64%	209.96%
39	358.64%	308.36%	291.58%	277.98%	257.07%	241.54%	229.41%	219.61%	204.59%
40	347.20%	298.94%	282.84%	269.80%	249.74%	234.85%	223.23%	213.84%	199.45%
41	336.19%	289.89%	274.45%	261.94%	242.71%	228.43%	217.30%	208.30%	194.51%
42	325.63%	281.21%	266.40%	254.40%	235.97%	222.28%	211.62%	203.00%	189.80%
43	315.48%	272.87%	258.66%	247.16%	229.49%	216.38%	206.16%	197.91%	185.27%
44	305.74%	264.86%	251.24%	240.22%	223.28%	210.73%	200.94%	193.04%	180.95%
45	296.37%	257.16%	244.11%	233.54%	217.31%	205.29%	195.92%	188.36%	176.79%
46	287.36%	249.77%	237.25%	227.13%	211.59%	200.07%	191.11%	183.87%	172.81%
47	278.70%	242.66%	230.67%	220.97%	206.08%	195.06%	186.48%	179.56%	168.99%
48	270.37%	235.82%	224.33%	215.04%	200.79%	190.24%	182.03%	175.42%	165.32%
49	262.34%	229.23%	218.22%	209.33%	195.69%	185.59%	177.75%	171.42%	161.77%
50	254.63%	222.89%	212.35%	203.83%	190.78%	181.13%	173.63%	167.58%	158.37%
51	247.20%	216.79%	206.70%	198.55%	186.06%	176.83%	169.66%	163.89%	155.09%
52	240.07%	210.94%	201.28%	193.48%	181.53%	172.71%	165.86%	160.35%	151.96%
53	233.22%	205.32%	196.08%	188.61%	177.19%	168.76%	162.22%	156.96%	148.96%
54	226.66%	199.95%	191.10%	183.96%	173.04%	164.99%	158.75%	153.73%	146.10%
55	220.38%	194.81%	186.34%	179.52%	169.09%	161.40%	155.45%	150.66%	143.39%
56	214.36%	189.89%	181.80%	175.27%	165.31%	157.98%	152.30%	147.74%	140.82%
57	208.60%	185.18%	177.45%	171.22%	161.71%	154.71%	149.30%	144.96%	138.37%
58	203.06%	180.66%	173.27%	167.32%	158.25%	151.58%	146.43%	142.30%	136.04%
59	197.74%	176.32%	169.26%	163.59%	154.93%	148.58%	143.67%	139.74%	133.79%
60	192.62%	172.15%	165.41%	159.99%	151.74%	145.69%	141.02%	137.29%	131.64%
61	187.71%	168.14%	161.71%	156.54%	148.68%	142.92%	138.48%	134.93%	129.57%

Risk Class:	Preferred or Standard	A	B	C	D	E	F	G	H
62	182.99%	164.30%	158.16%	153.23%	145.74%	140.26%	136.04%	132.67%	127.59%
63	178.47%	160.62%	154.76%	150.07%	142.93%	137.72%	133.72%	130.52%	125.70%
64	174.16%	157.12%	151.53%	147.06%	140.27%	135.32%	131.52%	128.48%	123.92%
65	170.05%	153.78%	148.46%	144.20%	137.75%	133.05%	129.44%	126.57%	122.25%
66	166.14%	150.62%	145.55%	141.50%	135.36%	130.90%	127.48%	124.76%	120.69%
67	162.40%	147.60%	142.78%	138.92%	133.10%	128.87%	125.63%	123.06%	119.21%
68	158.82%	144.72%	140.13%	136.47%	130.94%	126.94%	123.87%	121.45%	117.82%
69	155.40%	141.96%	137.60%	134.12%	128.88%	125.09%	122.19%	119.90%	116.48%
70	152.11%	139.32%	135.17%	131.87%	126.90%	123.31%	120.58%	118.42%	115.20%
71	148.96%	136.78%	132.84%	129.71%	125.00%	121.61%	119.03%	117.00%	113.97%
72	145.96%	134.37%	130.63%	127.65%	123.20%	119.99%	117.56%	115.64%	112.80%
73	143.11%	132.08%	128.53%	125.71%	121.49%	118.46%	116.17%	114.36%	111.69%
74	140.42%	129.93%	126.56%	123.89%	119.90%	117.03%	114.87%	113.17%	110.66%
75	137.89%	127.93%	124.73%	122.20%	118.42%	115.72%	113.68%	112.08%	109.72%
76	135.52%	126.05%	123.02%	120.63%	117.06%	114.51%	112.59%	111.08%	108.87%
77	133.28%	124.30%	121.43%	119.17%	115.80%	113.39%	111.59%	110.17%	108.10%
78	131.18%	122.66%	119.94%	117.80%	114.62%	112.36%	110.66%	109.34%	107.39%
79	129.17%	121.10%	118.53%	116.51%	113.51%	111.39%	109.79%	108.55%	106.73%
80	127.26%	119.61%	117.18%	115.28%	112.46%	110.46%	108.97%	107.80%	106.10%
81	125.43%	118.19%	115.90%	114.10%	111.45%	109.57%	108.18%	107.09%	105.50%
82	123.70%	116.85%	114.68%	112.99%	110.49%	108.73%	107.42%	106.41%	104.93%
83	122.06%	115.59%	113.54%	111.94%	109.59%	107.94%	106.71%	105.77%	104.39%
84	120.53%	114.41%	112.48%	110.97%	108.76%	107.21%	106.06%	105.18%	103.89%
85	119.11%	113.33%	111.51%	110.09%	108.00%	106.55%	105.47%	104.64%	103.44%
86	117.79%	112.34%	110.62%	109.28%	107.31%	105.95%	104.93%	104.16%	103.04%
87	116.55%	111.43%	109.81%	108.54%	106.69%	105.40%	104.45%	103.72%	102.67%
88	115.39%	110.58%	109.06%	107.87%	106.12%	104.91%	104.02%	103.33%	102.35%
89	114.28%	109.79%	108.36%	107.24%	105.60%	104.46%	103.62%	102.98%	102.06%
90	113.20%	109.03%	107.70%	106.65%	105.12%	104.05%	103.26%	102.65%	101.97%
91	112.14%	108.30%	107.06%	106.09%	104.66%	103.65%	102.92%	102.35%	101.00%
92	111.07%	107.57%	106.43%	105.53%	104.21%	103.28%	102.59%	102.07%	101.00%
93	109.96%	106.82%	105.79%	104.97%	103.76%	102.90%	102.27%	101.97%	101.00%
94	108.79%	106.02%	105.10%	104.37%	103.28%	102.51%	101.97%	101.00%	101.00%
95	107.54%	105.14%	104.35%	103.70%	102.75%	102.07%	101.00%	101.00%	101.00%
96	106.19%	104.16%	103.51%	102.96%	102.16%	101.97%	101.00%	101.00%	101.00%
97	104.77%	103.11%	102.62%	102.15%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.03%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2019, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Benefit Variable Universal Life, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.
Principal ® Benefit Variable Universal Life
Investment Company Act File No. 333-89446

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL ® BENEFIT VARIABLE UNIVERSAL LIFE
dated May 1, 2019
The Statement of Additional Information provides information about the Principal ® Benefit Variable Universal Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2019. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal ® Benefit Variable Universal Life
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

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GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Benefit Variable Universal Life Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2018 received/retained	2017 received/retained	2016 received/retained
$198,040/$0	$307,571/$0	$288,807/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Associations of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status.
PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to September 18, 2002. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures

3

published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2018, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 2.10% and 2.10%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first ten policy years (or within ten years of a face amount increase) are subject to a surrender charge.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Following are the hypothetical average annual total returns for the periods ended December 31, 2018 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	-22.79%	-1.50%	4.11%
American Century VP Capital Appreciation	11/20/1987	-5.36%	5.46%	12.71%
American Century VP Income & Growth	10/30/1997	-7.19%	5.95%	11.06%
American Century VP International	05/02/1994	-15.29%	-0.13%	6.97%
American Century VP Mid Cap Value	10/29/2004	-12.96%	6.37%	12.15%
American Century VP Ultra	05/01/2001	0.60%	10.05%	14.73%
American Century VP Value	05/01/1996	-9.28%	5.12%	10.19%
American Funds Blue Chip Income and Growth	07/05/2001	-8.66%	7.28%	11.86%
American Funds Global Balanced Fund	05/02/2011	-6.01%	3.40%		4.49%
American Funds Global Bond	10/04/2006	-1.33%	1.04%	2.78%
American Growth	02/08/1984	-0.25%	10.19%	14.72%
American International	05/01/1990	-13.13%	2.01%	7.66%
American New World	06/17/1999	-14.04%	0.89%	7.61%
Bond Market Index	05/15/2012	-0.19%	2.23%		1.6%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	-11.46%	3.68%	11.08%

4

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ClearBridge Mid Cap	11/01/1999	-12.52%	3.60%	11.96%
ClearBridge Small Cap Growth	11/08/1999	3.44%	6.24%	15.72%
Core Plus Bond	12/18/1987	-1.41%	2.41%	5.67%
Delaware VIP High Yield Series	05/01/2000	-4.76%	1.01%	8.92%
Delaware VIP Small Cap Value	05/01/2000	-16.94%	3.75%	11.95%
Deutsche Alternative Asset Allocation	01/30/2009	-9.35%	-0.35%		4.06%
Deutsche Small Mid Cap Value	05/01/1996	-16.32%	1.98%	9.61%
Diversified International	05/02/1994	-17.54%	0.60%	6.53%
Dreyfus IP Core Value	05/01/1998	-11.51%	5.04%	10.02%
Dreyfus IP MidCap Stock	12/29/2000	-15.68%	4.01%	12.91%
Dreyfus IP Technology Growth	08/31/1999	-1.27%	10.62%	16.84%
Dreyfus Sustainable U.S. Equity	10/07/1993	-4.64%	5.70%	11.75%
Dreyfus VIF Appreciation	04/05/1993	-7.10%	5.90%	10.49%
Dreyfus VIF Opportunistic Small Cap	08/31/1990	-19.29%	2.98%	11.3%
Dreyfus VIF Quality Bond	08/31/1990	-2.73%	1.05%	3.87%
Equity Income	04/28/1998	-5.01%	7.60%	11.80%
Fidelity VIP Asset Manager	09/06/1989	-7.72%	2.63%	7.71%
Fidelity VIP Contrafund	01/03/1995	-6.64%	6.52%	12.37%
Fidelity VIP Equity-Income	11/03/1986	-8.54%	4.73%	10.97%
Fidelity VIP Gov't Money Market	07/07/2000	1.55%	0.45%	0.30%
Fidelity VIP Growth	10/31/1986	-0.43%	9.88%	14.72%
Fidelity VIP High Income	10/01/1985	-3.63%	2.67%	8.80%
Fidelity VIP Mid Cap	12/28/1998	-14.77%	3.70%	11.58%
Fidelity VIP Strategic Income	12/23/2003	-2.87%	2.72%	6.45%
Franklin Income VIP	01/24/1989	-4.30%	3.08%	8.86%
Franklin Mutual Global Discovery VIP	11/08/1996	-11.22%	1.95%	7.88%
Franklin Mutual Shares VIP	11/08/1996	-9.07%	3.09%	9.00%
Franklin Rising Dividends VIP	01/27/1992	-5.07%	6.83%	11.73%
Franklin Small Cap Value VIP	05/01/1998	-12.88%	3.17%	11.63%
Franklin Strategic Income VIP	07/01/1999	-2.13%	1.58%	6.07%
Franklin US Government Securities VIP	01/06/1999	0.34%	1.23%	1.96%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-8.62%	5.62%	12.90%
Government & High Quality Bond	05/06/1993	0.91%	2.08%	3.16%
Guggenheim Rydex VI Basic Materials Fund	05/02/2001	-17.45%	1.27%	6.99%
Guggenheim Rydex VI Utilities Fund	05/02/2001	3.78%	8.82%	9.51%
International Emerging Markets	10/24/2000	-21.02%	0.19%	6.81%
Invesco VI American Franchise	07/03/1995	-3.62%	7.40%	15.58%
Invesco VI American Value	01/02/1997	-12.65%	2.04%	11.59%
Invesco VI Core Equity	05/02/1994	-9.39%	2.87%	9.07%
Invesco VI Global Health Care	05/22/1997	0.91%	5.02%	11.74%
Invesco VI Global Real Estate	03/31/1998	-6.15%	4.10%	8.80%
Invesco VI International Growth	05/05/1993	-14.98%	0.40%	7.21%
Invesco VI Mid Cap Core Equity	09/10/2001	-11.60%	2.72%	8.42%
Invesco VI Mid Cap Growth	09/25/2000	-5.58%	4.96%	12.87%
Invesco VI Small Cap Equity	08/29/2003	-15.08%	0.98%	9.79%
Invesco VI Technology	05/21/1997	-0.45%	9.63%	14.86%
Janus Henderson Balanced	12/31/1999	0.43%	6.11%	9.66%
Janus Henderson Enterprise	09/13/1993	-0.66%	10.51%	16.33%
Janus Henderson Flexible Bond	12/31/1999	-1.29%	1.76%	4.29%
Janus Henderson Global Research	12/31/1999	-7.08%	4.60%	10.13%
Janus Henderson Overseas	12/31/1999	-15.14%	-3.65%	5.01%
JP Morgan Core Bond	05/01/1997	0.05%	2.34%	3.83%
JP Morgan Small Cap Core	01/03/1995	-11.93%	4.84%	12.53%
LargeCap Growth	05/02/1994	-7.30%	6.71%	12.04%
LargeCap Growth I	06/01/1994	3.60%	10.43%	16.83%
Lord Abbett Developing Growth Portfolio	04/30/2010	4.88%	4.79%		12.14%
Lord Abbett International Opportunities Portfolio	09/15/1999	-23.67%	1.27%	9.82%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	-5.35%	6.02%	13.60%
MFS Global Equity	05/03/1999	-9.92%	3.99%	10.42%

5

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
MFS Growth	07/24/1995	2.41%	9.85%	14.91%
MFS Inflation-Adjusted Bond	10/01/2008	-4.70%	0.64%	2.92%
MFS MidCap Growth	05/01/2000	0.95%	8.69%	15.29%
MFS New Discovery	05/01/1998	-1.72%	4.11%	15.26%
MFS New Discovery Value Portfolio	10/01/2008	-11.00%	5.39%	11.37%
MFS Research International	08/24/2001	-14.32%	-0.28%	5.72%
MFS Value	01/02/2002	-10.36%	5.49%	10.78%
MFS VIT International Value	08/23/2001	-9.72%	5.03%	9.72%
MFS VIT Mid Cap Value	03/07/2008	-11.61%	4.47%	11.89%
MidCap	12/18/1987	-6.55%	8.25%	15.64%
Multi-Asset Income	07/28/2015	-5.63%			3.06%
Neuberger Berman AMT Guardian	11/03/1997	-7.61%	5.47%	11.83%
Neuberger Berman AMT Large Cap Value	03/22/1994	-1.04%	6.72%	12.98%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-6.56%	5.61%	12.69%
Oppenheimer Main Street Small Cap	07/16/2001	-10.54%	4.69%	13.09%
PIMCO VIT All Asset	04/30/2003	-5.41%	2.09%	6.01%
PIMCO VIT Commodity Real Return Strategy	06/30/2004	-14.13%	-9.37%	-1.10%
PIMCO VIT Emerging Markets Bond	09/30/2002	-4.75%	3.32%	7.20%
PIMCO VIT High Yield Portfolio	04/30/1998	-2.67%	3.48%	9.01%
PIMCO VIT Long-Term U.S. Government	04/30/1999	-2.38%	5.52%	4.96%
PIMCO VIT Low Duration Portfolio	02/16/1999	0.34%	0.83%	2.88%
PIMCO VIT Real Return	09/30/1999	-2.21%	1.35%	4.19%
PIMCO VIT Short-Term Portfolio	09/30/1999	1.53%	1.62%	2.16%
PIMCO VIT Total Return	12/31/1997	-0.54%	2.33%	4.39%
Principal Capital Appreciation	04/28/1998	-3.41%	7.90%	12.72%
Principal LifeTime 2010	08/30/2004	-3.87%	3.15%	7.66%
Principal LifeTime 2020	08/30/2004	-5.40%	3.77%	8.80%
Principal LifeTime 2030	08/30/2004	-7.06%	4.07%	9.28%
Principal LifeTime 2040	08/30/2004	-7.85%	4.31%	9.87%
Principal LifeTime 2050	08/30/2004	-8.64%	4.44%	10.09%
Principal LifeTime 2060	05/01/2013	-9.25%	4.26%		6.46%
Principal LifeTime Strategic Income	08/30/2004	-3.00%	2.74%	6.10%
Putnam VT Equity Income	04/30/2003	-8.49%	6.32%	12.13%
Putnam VT Growth Opportunities	01/31/2000	2.38%	10.44%	15.34%
Putnam VT International Equity	01/02/1997	-19.11%	-1.39%	5.24%
Real Estate Securities	05/01/1998	-4.21%	8.91%	12.68%
SAM Balanced	06/03/1997	-5.04%	4.37%	8.85%
SAM Conservative Balanced	04/23/1998	-3.49%	3.81%	7.56%
SAM Conservative Growth	06/03/1997	-6.62%	4.92%	9.93%
SAM Flexible Income	09/09/1997	-1.97%	3.55%	6.88%
SAM Strategic Growth	06/03/1997	-8.60%	4.86%	10.51%
Short-Term Income	01/12/1994	1.02%	1.59%	2.93%
SmallCap	05/01/1998	-10.89%	4.35%	12.11%
T. Rowe Price Equity Income	04/30/2002	-9.69%	4.33%	10.28%
T. Rowe Price Health Sciences	12/29/2000	0.86%	11.09%	18.75%
Templeton Developing Markets VIP	03/04/1996	-15.79%	0.45%	7.00%
Templeton Foreign VIP	05/01/1992	-15.44%	-2.55%	5.47%
Templeton Global Bond VIP	01/24/1989	1.94%	0.83%	5.09%
TOPS Managed Balanced ETF	06/09/2011	-6.03%	1.67%		3.07%
TOPS Managed Growth ETF	04/26/2011	-8.72%	0.86%		2.77%
TOPS Managed Moderate Growth ETF	06/09/2011	-7.22%	1.57%		3.51%
VanEck VIP Global Hard Assets	09/01/1989	-28.28%	-11.41%	0.59%
Vanguard VIF Balanced	05/23/1991	-3.41%	6.22%	9.95%
Vanguard VIF Equity Index	04/29/1991	-4.51%	8.35%	12.97%
Vanguard VIF MidCap Index	02/09/1999	-9.33%	6.08%	13.72%
Wanger International	05/03/1995	-17.70%	0.63%	9.39%
Wells Fargo VT Index Asset Allocation	04/15/1994	-2.90%	7.00%	10.20%
Wells Fargo VT Omega Growth	03/06/1997	0.28%	7.39%	14.21%

6

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company - Variable Life Separate Account Financials

7

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1987.
Des Moines, Iowa
April 26, 2019

Appendix
Subaccounts comprising Principal Life Insurance Company Variable Life Separate Account

Statement of operations	Statements of changes in net assets
AllianceBernstein Global Thematic Growth Class A Division
AllianceBernstein International Growth Class A Division
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Income & Growth Class I Division
American Century VP Income & Growth Class II Division
American Century VP Inflation Protection Class II Division
American Century VP International Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Global Bond Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
Bond Market Index Class 1 Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P 500 Index Portfolio Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
ClearBridge Small Cap Growth Class I Division
Core Plus Bond Class 1 Division
Delaware High Yield Service Class Division
Delaware Small Cap Value Service Class Division
Delaware Smid Cap Core Service Class Division
Diversified International Class 1 Division
Dreyfus IP Core Value Service Shares Division
Dreyfus IP MidCap Stock Service Shares Division
Dreyfus IP Technology Growth Service Shares Division
Dreyfus Sustainable U.S. Equity Service Shares Division
Dreyfus VIF Appreciation Service Shares Division
Dreyfus VIF Opportunistic Small Cap Service Shares Division
Dreyfus VIF Quality Bond Service Shares Division
DWS Alternative Asset Allocation Class B Division (1)
DWS Small Mid Cap Value Class B Division (2)
Equity Income Class 1 Division
Fidelity VIP Asset Manager Service Class 2 Division
Fidelity VIP Contrafund Initial Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Initial Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP High Income Initial Class Division
Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Franklin Income VIP Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Mutual Shares VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin Strategic Income VIP Class 2 Division
Franklin U.S. Government Securities VIP Class 2 Division

For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series I Division
Invesco Core Equity Series II Division
Invesco Global Real Estate Series I Division
Invesco Health Care Series I Division (3)
Invesco International Growth Series I Division
Invesco Mid Cap Core Equity Series II Division
Invesco Mid Cap Growth Series I Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Janus Henderson Balanced Service Shares Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Forty Service Shares Division
Janus Henderson Global Research Service Shares Division
Janus Henderson Overseas Service Shares Division
JP Morgan Core Bond Class I Division
JP Morgan Small Cap Core Class I Division
LargeCap Growth Class 1 Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division
Lord Abbett Series Fund International Opportunities Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
MFS Global Equity Service Class Division
MFS Growth Service Class Division
MFS Inflation-Adjusted Bond Service Class Division
MFS International Value Service Class Division
MFS Mid Cap Growth Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS New Discovery Value Service Class Division
MFS Research International Portfolio Service Class Division
MFS Total Return Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Multi-Asset Income Class 1 Division
Neuberger Berman AMT Guardian Class I Division
Neuberger Berman AMT Large Cap Value Class I Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Oppenheimer Main Street Small Cap Service Shares Division
PIMCO All Asset Administrative Class Division
PIMCO Commodity Real Return Strategy Administrative Class Division
PIMCO Emerging Market Bond Administrative Class Division
PIMCO High Yield Administrative Class Division
PIMCO Long-Term U.S. Government Administrative Class Division
PIMCO Low Duration Administrative Class Division
PIMCO Real Return Administrative Class Division
PIMCO Short-Term Administrative Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Growth Opportunities Class IB Division
Putnam VT International Equity Class IB Division
Real Estate Securities Class 1 Division

SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
T. Rowe Price Equity Income Portfolio II Division
Templeton Developing Markets VIP Class 2 Division
Templeton Foreign VIP Class 2 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Hard Assets Class S Division
VanEck Global Hard Assets Initial Class Division
Vanguard VIF Balanced Division
Vanguard VIF Equity Index Division
Vanguard VIF Mid-Cap Index Division
Wanger International Division
Wells Fargo VT Index Asset Allocation Class 2 Division
Wells Fargo VT Omega Growth Class 2 Division

American Funds Insurance Series Global Balanced Fund Class 2 Division Rydex Basic Materials Division Rydex Utilities Division	For the period from June 11, 2018 (commencement of operations) through December 31, 2018
Putnam VT Equity Income Class IB Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 12, 2017 (commencement of operations) through December 31, 2017
Fidelity VIP Strategic Income Service Class 2 Division T. Rowe Price Health Sciences Portfolio II Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 15, 2017 (commencement of operations) through December 31, 2017
Diversified Balanced Class 1 Division	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 26, 2017 (commencement of operations) through December 31, 2017
(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(3) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Assets
Investments in shares of mutual funds, at fair value	$1,108,780	$620,862	$1,535,607	$2,023,971
Total assets	1,108,780	620,862	1,535,607	2,023,971
Total liabilities	—	—	—	—
Net assets	$1,108,780	$620,862	$1,535,607	$2,023,971

Net assets
Applicable to accumulation units	$1,108,780	$620,862	$1,535,607	$2,023,971
Total net assets	$1,108,780	$620,862	$1,535,607	$2,023,971

Investments in shares of mutual funds, at cost	$1,188,324	$639,862	$1,835,027	$1,947,470

Shares of mutual funds owned	40,540	32,694	124,039	122,073

Accumulation units outstanding	66,553	59,778	217,262	79,229

Statements of Operations
Year ended December 31, 2018
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net investment income (loss)
Investment income:
Dividends	$—	$4,593	$27,871	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	4,593	27,871	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	93,142	30,235	55,006	66,080
Capital gains distributions	—	—	—	98,042
Total realized gains (losses) on investments	93,142	30,235	55,006	164,122

Change in net unrealized appreciation (depreciation)
of investments	(205,298)	(158,014)	(528,685)	(196,690)

Net gains (losses) on investments	(112,156)	(123,186)	(445,808)	(32,568)

Net increase (decrease) in net assets resulting from operations	$(112,156)	$(123,186)	$(445,808)	$(32,568)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$4,262,704	$733,357	$2,765,762	$6,897,421
Total assets	4,262,704	733,357	2,765,762	6,897,421
Total liabilities	—	—	—	—
Net assets	$4,262,704	$733,357	$2,765,762	$6,897,421

Net assets
Applicable to accumulation units	$4,262,704	$733,357	$2,765,762	$6,897,421
Total net assets	$4,262,704	$733,357	$2,765,762	$6,897,421

Investments in shares of mutual funds, at cost	$5,079,694	$772,748	$2,591,960	$7,378,577

Shares of mutual funds owned	251,784	52,159	306,626	764,681

Accumulation units outstanding	196,353	55,747	110,868	256,863

Statements of Operations
Year ended December 31, 2018
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$23,918	$—	$61,656	$117,610

Expenses:
Mortality and expense risks	—	—	187	—
Net investment income (loss)	23,918	—	61,469	117,610

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	394,899	54,380	181,379	310,873
Capital gains distributions	399,003	7,834	243,983	511,975
Total realized gains (losses) on investments	793,902	62,214	425,362	822,848

Change in net unrealized appreciation (depreciation)
of investments	(1,563,798)	(83,077)	(681,954)	(1,547,795)

Net gains (losses) on investments	(745,978)	(20,863)	(195,123)	(607,337)

Net increase (decrease) in net assets resulting from operations	$(745,978)	$(20,863)	$(195,123)	$(607,337)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$1,624,831	$1,080,705	$25,909,475	$1,928,256
Total assets	1,624,831	1,080,705	25,909,475	1,928,256
Total liabilities	—	—	—	—
Net assets	$1,624,831	$1,080,705	$25,909,475	$1,928,256

Net assets
Applicable to accumulation units	$1,624,831	$1,080,705	$25,909,475	$1,928,256
Total net assets	$1,624,831	$1,080,705	$25,909,475	$1,928,256

Investments in shares of mutual funds, at cost	$1,718,614	$1,225,284	$29,036,697	$1,658,987

Shares of mutual funds owned	168,551	113,400	1,414,273	110,819

Accumulation units outstanding	136,142	52,956	907,279	70,297

Statements of Operations
Year ended December 31, 2018
	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$46,332	$16,069	$377,115	$6,143

Expenses:
Mortality and expense risks	88	—	89	344
Net investment income (loss)	46,244	16,069	377,026	5,799

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(45,098)	62,375	813,247	289,965
Capital gains distributions	—	94,748	1,814,180	236,782
Total realized gains (losses) on investments	(45,098)	157,123	2,627,427	526,747

Change in net unrealized appreciation (depreciation)
of investments	(53,327)	(376,436)	(6,873,650)	(501,506)

Net gains (losses) on investments	(52,181)	(203,244)	(3,869,197)	31,040

Net increase (decrease) in net assets resulting from operations	$(52,181)	$(203,244)	$(3,869,197)	$31,040

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Fund Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$5,269,878	$26,516,991	$8,979,859	$495,502
Total assets	5,269,878	26,516,991	8,979,859	495,502
Total liabilities	—	—	—	—
Net assets	$5,269,878	$26,516,991	$8,979,859	$495,502

Net assets
Applicable to accumulation units	$5,269,878	$26,516,991	$8,979,859	$495,502
Total net assets	$5,269,878	$26,516,991	$8,979,859	$495,502

Investments in shares of mutual funds, at cost	$4,998,020	$24,327,005	$10,332,717	$544,522

Shares of mutual funds owned	308,541	2,646,406	733,649	42,532

Accumulation units outstanding	175,535	936,289	757,044	53,338

Statements of Operations
Year ended December 31, 2018
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Fund Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$6,307	$481,579	$183,286	$6,812

Expenses:
Mortality and expense risks	—	182	109	—
Net investment income (loss)	6,307	481,397	183,177	6,812

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	506,673	2,768,325	61,095	(2,301)
Capital gains distributions	562,981	2,046	659,234	6,104
Total realized gains (losses) on investments	1,069,654	2,770,371	720,329	3,803

Change in net unrealized appreciation (depreciation)
of investments	(1,040,206)	(5,855,908)	(1,723,398)	(49,020)

Net gains (losses) on investments	35,755	(2,604,140)	(819,892)	(38,405)

Net increase (decrease) in net assets resulting from operations	$35,755	$(2,604,140)	$(819,892)	$(38,405)

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$722,313	$9,557,909	$13,766,165	$9,062,478
Total assets	722,313	9,557,909	13,766,165	9,062,478
Total liabilities	—	—	—	—
Net assets	$722,313	$9,557,909	$13,766,165	$9,062,478

Net assets
Applicable to accumulation units	$722,313	$9,557,909	$13,766,165	$9,062,478
Total net assets	$722,313	$9,557,909	$13,766,165	$9,062,478

Investments in shares of mutual funds, at cost	$736,514	$10,565,015	$15,921,969	$10,094,245

Shares of mutual funds owned	63,696	137,563	782,169	435,906

Accumulation units outstanding	69,763	583,032	1,263,977	871,299

Statements of Operations
Year ended December 31, 2018
	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$15,156	$47,194	$253,055	$88,400

Expenses:
Mortality and expense risks	—	91	—	—
Net investment income (loss)	15,156	47,103	253,055	88,400

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,204	389,074	397,602	488,823
Capital gains distributions	1,815	1,009,797	482,161	275,082
Total realized gains (losses) on investments	10,019	1,398,871	879,763	763,905

Change in net unrealized appreciation (depreciation)
of investments	(29,305)	(1,574,926)	(3,017,913)	(2,349,531)

Net gains (losses) on investments	(4,130)	(128,952)	(1,885,095)	(1,497,226)

Net increase (decrease) in net assets resulting from operations	$(4,130)	$(128,952)	$(1,885,095)	$(1,497,226)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$10,787,364	$4,307,382	$2,238,393	$25,714,696
Total assets	10,787,364	4,307,382	2,238,393	25,714,696
Total liabilities	—	—	—	—
Net assets	$10,787,364	$4,307,382	$2,238,393	$25,714,696

Net assets
Applicable to accumulation units	$10,787,364	$4,307,382	$2,238,393	$25,714,696
Total net assets	$10,787,364	$4,307,382	$2,238,393	$25,714,696

Investments in shares of mutual funds, at cost	$10,858,637	$4,741,805	$2,306,399	$29,751,215

Shares of mutual funds owned	1,062,795	56,313	42,226	361,873

Accumulation units outstanding	971,285	399,122	204,697	1,188,445

Statements of Operations
Year ended December 31, 2018
	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$231,321	$153,114	$68,719	$336,770

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	231,321	153,114	68,719	336,770

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(109,816)	51,405	(86,627)	1,399,080
Capital gains distributions	—	—	—	1,534,713
Total realized gains (losses) on investments	(109,816)	51,405	(86,627)	2,933,793

Change in net unrealized appreciation (depreciation)
of investments	(82,938)	(883,981)	(15,460)	(6,694,707)

Net gains (losses) on investments	38,567	(679,462)	(33,368)	(3,424,144)

Net increase (decrease) in net assets resulting from operations	$38,567	$(679,462)	$(33,368)	$(3,424,144)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division

Assets
Investments in shares of mutual funds, at fair value	$1,460,906	$1,731,052	$351,051	$15,922,575
Total assets	1,460,906	1,731,052	351,051	15,922,575
Total liabilities	—	—	—	—
Net assets	$1,460,906	$1,731,052	$351,051	$15,922,575

Net assets
Applicable to accumulation units	$1,460,906	$1,731,052	$351,051	$15,922,575
Total net assets	$1,460,906	$1,731,052	$351,051	$15,922,575

Investments in shares of mutual funds, at cost	$1,553,152	$1,858,026	$402,321	$17,394,760

Shares of mutual funds owned	11,859	17,718	20,339	666,774

Accumulation units outstanding	101,104	80,882	34,029	964,488

Statements of Operations
Year ended December 31, 2018
	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division

Net investment income (loss)
Investment income:
Dividends	$26,763	$22,893	$2,226	$—

Expenses:
Mortality and expense risks	150	—	—	—
Net investment income (loss)	26,613	22,893	2,226	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	56,735	42,437	(3,875)	1,032,416
Capital gains distributions	96,124	118,620	7,788	1,822,344
Total realized gains (losses) on investments	152,859	161,057	3,913	2,854,760

Change in net unrealized appreciation (depreciation)
of investments	(264,112)	(410,302)	(59,822)	(3,305,114)

Net gains (losses) on investments	(84,640)	(226,352)	(53,683)	(450,354)

Net increase (decrease) in net assets resulting from operations	$(84,640)	$(226,352)	$(53,683)	$(450,354)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$101,464,873	$700,038	$17,921,292	$2,161,224
Total assets	101,464,873	700,038	17,921,292	2,161,224
Total liabilities	—	—	—	—
Net assets	$101,464,873	$700,038	$17,921,292	$2,161,224

Net assets
Applicable to accumulation units	$101,464,873	$700,038	$17,921,292	$2,161,224
Total net assets	$101,464,873	$700,038	$17,921,292	$2,161,224

Investments in shares of mutual funds, at cost	$106,192,690	$760,622	$20,817,097	$2,989,839

Shares of mutual funds owned	9,386,205	150,545	550,070	123,358

Accumulation units outstanding	3,930,141	68,055	803,657	120,774

Statements of Operations
Year ended December 31, 2018
	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division

Net investment income (loss)
Investment income:
Dividends	$3,405,471	$39,476	$130,002	$—

Expenses:
Mortality and expense risks	5,183	—	15	34
Net investment income (loss)	3,400,288	39,476	129,987	(34)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(229,939)	(5,038)	83,952	(99,653)
Capital gains distributions	—	—	1,554,840	839,052
Total realized gains (losses) on investments	(229,939)	(5,038)	1,638,792	739,399

Change in net unrealized appreciation (depreciation)
of investments	(4,431,059)	(69,320)	(5,482,379)	(1,032,043)

Net gains (losses) on investments	(1,260,710)	(34,882)	(3,713,600)	(292,678)

Net increase (decrease) in net assets resulting from operations	$(1,260,710)	$(34,882)	$(3,713,600)	$(292,678)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Diversified Balanced Class 1 Division	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$13,871,387	$133,726,360	$591,837	$200,208
Total assets	13,871,387	133,726,360	591,837	200,208
Total liabilities	—	—	—	—
Net assets	$13,871,387	$133,726,360	$591,837	$200,208

Net assets
Applicable to accumulation units	$13,871,387	$133,726,360	$591,837	$200,208
Total net assets	$13,871,387	$133,726,360	$591,837	$200,208

Investments in shares of mutual funds, at cost	$14,504,109	$132,977,108	$714,668	$244,452

Shares of mutual funds owned	932,844	9,746,819	44,499	11,981

Accumulation units outstanding	1,350,202	5,105,321	24,164	16,611

Statements of Operations
Year ended December 31, 2018
	Diversified Balanced Class 1 Division	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$402,119	$3,381,525	$—	$760

Expenses:
Mortality and expense risks	15,524	1,601	—	—
Net investment income (loss)	386,595	3,379,924	—	760

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	42,039	3,847,379	(35,219)	10,204
Capital gains distributions	198,132	—	155,262	26,330
Total realized gains (losses) on investments	240,171	3,847,379	120,043	36,534

Change in net unrealized appreciation (depreciation)
of investments	(1,086,141)	(35,998,531)	(202,150)	(72,757)

Net gains (losses) on investments	(459,375)	(28,771,228)	(82,107)	(35,463)

Net increase (decrease) in net assets resulting from operations	$(459,375)	$(28,771,228)	$(82,107)	$(35,463)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Sustainable U.S. Equity Service Shares Division	Dreyfus VIF Appreciation Service Shares Division	Dreyfus VIF Opportunistic Small Cap Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$2,956,117	$407,707	$3,347,756	$4,520,311
Total assets	2,956,117	407,707	3,347,756	4,520,311
Total liabilities	—	—	—	—
Net assets	$2,956,117	$407,707	$3,347,756	$4,520,311

Net assets
Applicable to accumulation units	$2,956,117	$407,707	$3,347,756	$4,520,311
Total net assets	$2,956,117	$407,707	$3,347,756	$4,520,311

Investments in shares of mutual funds, at cost	$3,178,985	$471,126	$3,877,378	$4,673,767

Shares of mutual funds owned	138,720	13,456	94,330	114,351

Accumulation units outstanding	124,005	17,092	130,138	231,439

Statements of Operations
Year ended December 31, 2018
	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Sustainable U.S. Equity Service Shares Division	Dreyfus VIF Appreciation Service Shares Division	Dreyfus VIF Opportunistic Small Cap Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$5,093	$38,708	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	5,093	38,708	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	323,180	(9,744)	(87,521)	315,802
Capital gains distributions	153,123	63,287	498,091	977,708
Total realized gains (losses) on investments	476,303	53,543	410,570	1,293,510

Change in net unrealized appreciation (depreciation)
of investments	(618,707)	(80,338)	(712,762)	(2,389,002)

Net gains (losses) on investments	(142,404)	(21,702)	(263,484)	(1,095,492)

Net increase (decrease) in net assets resulting from operations	$(142,404)	$(21,702)	$(263,484)	$(1,095,492)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Dreyfus VIF Quality Bond Service Shares Division	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division (2)	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$978,889	$867,179	$1,638,580	$116,985,112
Total assets	978,889	867,179	1,638,580	116,985,112
Total liabilities	—	—	—	—
Net assets	$978,889	$867,179	$1,638,580	$116,985,112

Net assets
Applicable to accumulation units	$978,889	$867,179	$1,638,580	$116,985,112
Total net assets	$978,889	$867,179	$1,638,580	$116,985,112

Investments in shares of mutual funds, at cost	$1,019,852	$936,208	$2,080,485	$119,798,914

Shares of mutual funds owned	86,627	71,727	134,310	5,117,459

Accumulation units outstanding	55,720	90,304	87,645	5,540,266

Statements of Operations
Year ended December 31, 2018
	Dreyfus VIF Quality Bond Service Shares Division	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division (2)	Equity Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$28,049	$13,179	$26,938	$1,216,269

Expenses:
Mortality and expense risks	—	—	69	7,178
Net investment income (loss)	28,049	13,179	26,869	1,209,091

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(8,741)	586	(145,043)	2,871,434
Capital gains distributions	—	—	476,053	3,761,658
Total realized gains (losses) on investments	(8,741)	586	331,010	6,633,092

Change in net unrealized appreciation (depreciation)
of investments	(54,046)	(95,545)	(713,192)	(14,901,570)

Net gains (losses) on investments	(34,738)	(81,780)	(355,313)	(7,059,387)

Net increase (decrease) in net assets resulting from operations	$(34,738)	$(81,780)	$(355,313)	$(7,059,387)

(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$2,214,127	$59,772,714	$81,618,923	$19,319,560
Total assets	2,214,127	59,772,714	81,618,923	19,319,560
Total liabilities	—	—	—	—
Net assets	$2,214,127	$59,772,714	$81,618,923	$19,319,560

Net assets
Applicable to accumulation units	$2,214,127	$59,772,714	$81,618,923	$19,319,560
Total net assets	$2,214,127	$59,772,714	$81,618,923	$19,319,560

Investments in shares of mutual funds, at cost	$2,431,603	$53,129,077	$83,556,675	$19,325,939

Shares of mutual funds owned	166,101	1,860,340	2,606,800	948,432

Accumulation units outstanding	98,243	1,002,137	2,284,367	522,033

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$35,364	$478,176	$408,801	$484,618

Expenses:
Mortality and expense risks	—	2,683	—	760
Net investment income (loss)	35,364	475,493	408,801	483,858

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(69,000)	1,813,882	2,808,411	32,691
Capital gains distributions	68,249	5,832,700	8,353,221	978,931
Total realized gains (losses) on investments	(751)	7,646,582	11,161,632	1,011,622

Change in net unrealized appreciation (depreciation)
of investments	(180,561)	(12,000,854)	(17,040,353)	(3,224,737)

Net gains (losses) on investments	(145,948)	(3,878,779)	(5,469,920)	(1,729,257)

Net increase (decrease) in net assets resulting from operations	$(145,948)	$(3,878,779)	$(5,469,920)	$(1,729,257)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$19,947,821	$245,549,680	$17,547,036	$4,763,325
Total assets	19,947,821	245,549,680	17,547,036	4,763,325
Total liabilities	—	—	—	—
Net assets	$19,947,821	$245,549,680	$17,547,036	$4,763,325

Net assets
Applicable to accumulation units	$19,947,821	$245,549,680	$17,547,036	$4,763,325
Total net assets	$19,947,821	$245,549,680	$17,547,036	$4,763,325

Investments in shares of mutual funds, at cost	$20,864,282	$245,549,680	$16,966,641	$5,318,615

Shares of mutual funds owned	1,004,928	245,549,680	283,428	958,416

Accumulation units outstanding	822,756	24,019,488	584,146	194,761

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$461,088	$3,620,492	$7,898	$291,400

Expenses:
Mortality and expense risks	—	3,868	549	302
Net investment income (loss)	461,088	3,616,624	7,349	291,098

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	280,722	—	1,517,493	(124,955)
Capital gains distributions	1,097,494	—	2,730,437	—
Total realized gains (losses) on investments	1,378,216	—	4,247,930	(124,955)

Change in net unrealized appreciation (depreciation)
of investments	(3,703,395)	—	(4,171,861)	(329,693)

Net gains (losses) on investments	(1,864,091)	3,616,624	83,418	(163,550)

Net increase (decrease) in net assets resulting from operations	$(1,864,091)	$3,616,624	$83,418	$(163,550)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Franklin Income VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$19,300,223	$33,037,256	$931,258	$15,105,607
Total assets	19,300,223	33,037,256	931,258	15,105,607
Total liabilities	—	—	—	—
Net assets	$19,300,223	$33,037,256	$931,258	$15,105,607

Net assets
Applicable to accumulation units	$19,300,223	$33,037,256	$931,258	$15,105,607
Total net assets	$19,300,223	$33,037,256	$931,258	$15,105,607

Investments in shares of mutual funds, at cost	$21,021,386	$37,227,027	$979,707	$15,606,796

Shares of mutual funds owned	4,029,273	1,130,638	87,442	1,024,804

Accumulation units outstanding	666,778	933,483	92,323	518,913

Statements of Operations
Year ended December 31, 2018
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division	Franklin Income VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,181,241	$161,582	$30,937	$766,847

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,181,241	161,582	30,937	766,847

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(404,709)	296,740	(3,411)	130,424
Capital gains distributions	—	3,498,208	1,199	—
Total realized gains (losses) on investments	(404,709)	3,794,948	(2,212)	130,424

Change in net unrealized appreciation (depreciation)
of investments	(1,544,113)	(9,659,749)	(46,848)	(1,593,486)

Net gains (losses) on investments	(767,581)	(5,703,219)	(18,123)	(696,215)

Net increase (decrease) in net assets resulting from operations	$(767,581)	$(5,703,219)	$(18,123)	$(696,215)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$17,338,427	$10,088,667	$18,767,850	$15,617,356
Total assets	17,338,427	10,088,667	18,767,850	15,617,356
Total liabilities	—	—	—	—
Net assets	$17,338,427	$10,088,667	$18,767,850	$15,617,356

Net assets
Applicable to accumulation units	$17,338,427	$10,088,667	$18,767,850	$15,617,356
Total net assets	$17,338,427	$10,088,667	$18,767,850	$15,617,356

Investments in shares of mutual funds, at cost	$20,017,473	$11,623,985	$19,304,977	$19,352,457

Shares of mutual funds owned	1,022,916	579,808	749,515	1,069,682

Accumulation units outstanding	554,412	419,008	607,156	476,348

Statements of Operations
Year ended December 31, 2018
	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$513,568	$248,089	$275,880	$198,408

Expenses:
Mortality and expense risks	—	—	—	7
Net investment income (loss)	513,568	248,089	275,880	198,401

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,034,862)	(126,187)	244,545	(847,072)
Capital gains distributions	272,095	386,305	1,336,222	3,378,944
Total realized gains (losses) on investments	(762,767)	260,118	1,580,767	2,531,872

Change in net unrealized appreciation (depreciation)
of investments	(2,038,609)	(1,497,526)	(2,827,084)	(4,846,330)

Net gains (losses) on investments	(2,287,808)	(989,319)	(970,437)	(2,116,057)

Net increase (decrease) in net assets resulting from operations	$(2,287,808)	$(989,319)	$(970,437)	$(2,116,057)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$17,840,837	$1,453,268	$1,529,584	$42,914,689
Total assets	17,840,837	1,453,268	1,529,584	42,914,689
Total liabilities	—	—	—	—
Net assets	$17,840,837	$1,453,268	$1,529,584	$42,914,689

Net assets
Applicable to accumulation units	$17,840,837	$1,453,268	$1,529,584	$42,914,689
Total net assets	$17,840,837	$1,453,268	$1,529,584	$42,914,689

Investments in shares of mutual funds, at cost	$18,358,932	$1,483,065	$2,043,559	$45,689,353

Shares of mutual funds owned	1,735,490	123,263	147,501	4,531,645

Accumulation units outstanding	1,114,244	124,774	74,009	3,111,455

Statements of Operations
Year ended December 31, 2018
	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$442,796	$31,830	$8,395	$1,602,701

Expenses:
Mortality and expense risks	—	—	—	962
Net investment income (loss)	442,796	31,830	8,395	1,601,739

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(152,661)	(27,043)	83,616	(931,020)
Capital gains distributions	—	—	251,564	—
Total realized gains (losses) on investments	(152,661)	(27,043)	335,180	(931,020)

Change in net unrealized appreciation (depreciation)
of investments	(658,142)	7,308	(552,523)	(283,769)

Net gains (losses) on investments	(368,007)	12,095	(208,948)	386,950

Net increase (decrease) in net assets resulting from operations	$(368,007)	$12,095	$(208,948)	$386,950

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division

Assets
Investments in shares of mutual funds, at fair value	$39,874,076	$2,267,291	$2,078,459	$95,859
Total assets	39,874,076	2,267,291	2,078,459	95,859
Total liabilities	—	—	—	—
Net assets	$39,874,076	$2,267,291	$2,078,459	$95,859

Net assets
Applicable to accumulation units	$39,874,076	$2,267,291	$2,078,459	$95,859
Total net assets	$39,874,076	$2,267,291	$2,078,459	$95,859

Investments in shares of mutual funds, at cost	$42,511,293	$2,070,335	$1,952,543	$121,316

Shares of mutual funds owned	2,637,174	39,673	37,859	6,916

Accumulation units outstanding	1,101,263	116,045	108,172	9,925

Statements of Operations
Year ended December 31, 2018
	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division

Net investment income (loss)
Investment income:
Dividends	$579,509	$—	$—	$584

Expenses:
Mortality and expense risks	1,053	191	—	—
Net investment income (loss)	578,456	(191)	—	584

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,789,315	129,402	53,673	897
Capital gains distributions	—	157,040	151,849	16,724
Total realized gains (losses) on investments	1,789,315	286,442	205,522	17,621

Change in net unrealized appreciation (depreciation)
of investments	(13,072,216)	(379,975)	(295,771)	(33,497)

Net gains (losses) on investments	(10,704,445)	(93,724)	(90,249)	(15,292)

Net increase (decrease) in net assets resulting from operations	$(10,704,445)	$(93,724)	$(90,249)	$(15,292)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division (1)

Assets
Investments in shares of mutual funds, at fair value	$5,475,362	$8,322,634	$972,012	$16,348,483
Total assets	5,475,362	8,322,634	972,012	16,348,483
Total liabilities	—	—	—	—
Net assets	$5,475,362	$8,322,634	$972,012	$16,348,483

Net assets
Applicable to accumulation units	$5,475,362	$8,322,634	$972,012	$16,348,483
Total net assets	$5,475,362	$8,322,634	$972,012	$16,348,483

Investments in shares of mutual funds, at cost	$5,878,488	$9,004,382	$1,059,273	$19,232,565

Shares of mutual funds owned	176,967	271,449	62,630	698,355

Accumulation units outstanding	258,209	276,588	87,719	573,376

Statements of Operations
Year ended December 31, 2018
	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division (1)

Net investment income (loss)
Investment income:
Dividends	$55,843	$—	$37,855	$—

Expenses:
Mortality and expense risks	303	—	—	95
Net investment income (loss)	55,540	—	37,855	(95)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	117,248	346,660	(3,887)	(562,919)
Capital gains distributions	399,951	614,276	11,838	2,291,360
Total realized gains (losses) on investments	517,199	960,936	7,951	1,728,441

Change in net unrealized appreciation (depreciation)
of investments	(1,107,122)	(1,844,697)	(105,369)	(1,616,411)

Net gains (losses) on investments	(534,383)	(883,761)	(59,563)	111,935

Net increase (decrease) in net assets resulting from operations	$(534,383)	$(883,761)	$(59,563)	$111,935

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$16,083,004	$344,510	$2,335,792	$8,386,716
Total assets	16,083,004	344,510	2,335,792	8,386,716
Total liabilities	—	—	—	—
Net assets	$16,083,004	$344,510	$2,335,792	$8,386,716

Net assets
Applicable to accumulation units	$16,083,004	$344,510	$2,335,792	$8,386,716
Total net assets	$16,083,004	$344,510	$2,335,792	$8,386,716

Investments in shares of mutual funds, at cost	$17,612,771	$420,178	$2,663,216	$10,196,692

Shares of mutual funds owned	487,659	32,137	489,684	526,473

Accumulation units outstanding	596,176	17,504	135,513	477,870

Statements of Operations
Year ended December 31, 2018
	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$409,094	$742	$—	$—

Expenses:
Mortality and expense risks	—	43	139	35
Net investment income (loss)	409,094	699	(139)	(35)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,229,401	(24,870)	79,224	(278,394)
Capital gains distributions	138,542	95,090	352,923	678,226
Total realized gains (losses) on investments	1,367,943	70,220	432,147	399,832

Change in net unrealized appreciation (depreciation)
of investments	(4,947,486)	(116,818)	(591,250)	(1,894,265)

Net gains (losses) on investments	(3,170,449)	(45,899)	(159,242)	(1,494,468)

Net increase (decrease) in net assets resulting from operations	$(3,170,449)	$(45,899)	$(159,242)	$(1,494,468)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$7,455,856	$22,281,670	$48,772,880	$41,777,125
Total assets	7,455,856	22,281,670	48,772,880	41,777,125
Total liabilities	—	—	—	—
Net assets	$7,455,856	$22,281,670	$48,772,880	$41,777,125

Net assets
Applicable to accumulation units	$7,455,856	$22,281,670	$48,772,880	$41,777,125
Total net assets	$7,455,856	$22,281,670	$48,772,880	$41,777,125

Investments in shares of mutual funds, at cost	$7,563,848	$21,407,215	$46,950,388	$43,767,201

Shares of mutual funds owned	340,139	626,065	774,296	3,415,955

Accumulation units outstanding	480,690	705,724	1,402,466	1,912,186

Statements of Operations
Year ended December 31, 2018
	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$375,482	$67,948	$1,154,775

Expenses:
Mortality and expense risks	515	—	151	—
Net investment income (loss)	(515)	375,482	67,797	1,154,775

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	491,915	693,415	1,572,420	(675,667)
Capital gains distributions	395,347	516,997	2,488,950	—
Total realized gains (losses) on investments	887,262	1,210,412	4,061,370	(675,667)

Change in net unrealized appreciation (depreciation)
of investments	(1,089,795)	(1,653,739)	(4,846,042)	(1,142,533)

Net gains (losses) on investments	(203,048)	(67,845)	(716,875)	(663,425)

Net increase (decrease) in net assets resulting from operations	$(203,048)	$(67,845)	$(716,875)	$(663,425)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division

Assets
Investments in shares of mutual funds, at fair value	$12,281,372	$4,113,255	$3,150,378	$2,767,106
Total assets	12,281,372	4,113,255	3,150,378	2,767,106
Total liabilities	—	—	—	—
Net assets	$12,281,372	$4,113,255	$3,150,378	$2,767,106

Net assets
Applicable to accumulation units	$12,281,372	$4,113,255	$3,150,378	$2,767,106
Total net assets	$12,281,372	$4,113,255	$3,150,378	$2,767,106

Investments in shares of mutual funds, at cost	$13,780,017	$4,295,825	$3,207,129	$2,768,414

Shares of mutual funds owned	370,479	89,128	122,870	259,578

Accumulation units outstanding	547,075	207,024	131,894	190,368

Statements of Operations
Year ended December 31, 2018
	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division

Net investment income (loss)
Investment income:
Dividends	$163,169	$33,845	$59,986	$70,841

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	163,169	33,845	59,986	70,841

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	406,874	256,752	(42,941)	(79,375)
Capital gains distributions	1,753,069	—	—	4,827
Total realized gains (losses) on investments	2,159,943	256,752	(42,941)	(74,548)

Change in net unrealized appreciation (depreciation)
of investments	(2,497,639)	(664,736)	(571,355)	1,387

Net gains (losses) on investments	(174,527)	(374,139)	(554,310)	(2,320)

Net increase (decrease) in net assets resulting from operations	$(174,527)	$(374,139)	$(554,310)	$(2,320)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	JP Morgan Small Cap Core Class I Division	LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,739,854	$49,470,363	$190,724,365	$159,228,283
Total assets	3,739,854	49,470,363	190,724,365	159,228,283
Total liabilities	—	—	—	—
Net assets	$3,739,854	$49,470,363	$190,724,365	$159,228,283

Net assets
Applicable to accumulation units	$3,739,854	$49,470,363	$190,724,365	$159,228,283
Total net assets	$3,739,854	$49,470,363	$190,724,365	$159,228,283

Investments in shares of mutual funds, at cost	$4,165,529	$39,319,310	$171,770,251	$150,871,836

Shares of mutual funds owned	177,244	1,751,163	6,336,358	9,714,965

Accumulation units outstanding	107,245	1,675,869	3,601,754	6,210,436

Statements of Operations
Year ended December 31, 2018
	JP Morgan Small Cap Core Class I Division	LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$21,819	$125,401	$73,560	$2,899,208

Expenses:
Mortality and expense risks	—	838	856	778
Net investment income (loss)	21,819	124,563	72,704	2,898,430

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	567,301	4,814,780	10,297,389	9,144,887
Capital gains distributions	374,356	4,205,271	15,006,148	5,869,194
Total realized gains (losses) on investments	941,657	9,020,051	25,303,537	15,014,081

Change in net unrealized appreciation (depreciation)
of investments	(1,434,193)	(12,491,584)	(18,245,859)	(25,770,209)

Net gains (losses) on investments	(470,717)	(3,346,970)	7,130,382	(7,857,698)

Net increase (decrease) in net assets resulting from operations	$(470,717)	$(3,346,970)	$7,130,382	$(7,857,698)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$551,727	$364,372	$713,000	$5,772,653
Total assets	551,727	364,372	713,000	5,772,653
Total liabilities	—	—	—	—
Net assets	$551,727	$364,372	$713,000	$5,772,653

Net assets
Applicable to accumulation units	$551,727	$364,372	$713,000	$5,772,653
Total net assets	$551,727	$364,372	$713,000	$5,772,653

Investments in shares of mutual funds, at cost	$722,890	$508,616	$850,611	$6,333,585

Shares of mutual funds owned	22,096	56,844	65,293	308,698

Accumulation units outstanding	36,438	35,080	55,284	234,630

Statements of Operations
Year ended December 31, 2018
	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division

Net investment income (loss)
Investment income:
Dividends	$—	$3,936	$2,547	$48,484

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	3,936	2,547	48,484

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,971	(1,130)	(9,640)	234,820
Capital gains distributions	83,886	49,996	53,273	302,624
Total realized gains (losses) on investments	86,857	48,866	43,633	537,444

Change in net unrealized appreciation (depreciation)
of investments	(172,667)	(146,505)	(138,411)	(1,229,639)

Net gains (losses) on investments	(85,810)	(93,703)	(92,231)	(643,711)

Net increase (decrease) in net assets resulting from operations	$(85,810)	$(93,703)	$(92,231)	$(643,711)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division	MFS International Value Service Class Division	MFS Mid Cap Growth Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$31,443,152	$116,940	$12,960,897	$1,940,025
Total assets	31,443,152	116,940	12,960,897	1,940,025
Total liabilities	—	—	—	—
Net assets	$31,443,152	$116,940	$12,960,897	$1,940,025

Net assets
Applicable to accumulation units	$31,443,152	$116,940	$12,960,897	$1,940,025
Total net assets	$31,443,152	$116,940	$12,960,897	$1,940,025

Investments in shares of mutual funds, at cost	$30,701,309	$123,216	$13,373,773	$2,246,837

Shares of mutual funds owned	694,723	11,659	526,866	252,607

Accumulation units outstanding	804,979	11,773	924,231	75,080

Statements of Operations
Year ended December 31, 2018
	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division	MFS International Value Service Class Division	MFS Mid Cap Growth Service Class Division

Net investment income (loss)
Investment income:
Dividends	$—	$2,849	$126,064	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	2,849	126,064	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,013,648	(7,415)	528,804	37,943
Capital gains distributions	2,145,521	—	156,731	193,464
Total realized gains (losses) on investments	4,159,169	(7,415)	685,535	231,407

Change in net unrealized appreciation (depreciation)
of investments	(3,716,669)	(7,455)	(2,183,404)	(387,626)

Net gains (losses) on investments	442,500	(12,021)	(1,371,805)	(156,219)

Net increase (decrease) in net assets resulting from operations	$442,500	$(12,021)	$(1,371,805)	$(156,219)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,105,318	$12,421,685	$310,203	$2,181,618
Total assets	1,105,318	12,421,685	310,203	2,181,618
Total liabilities	—	—	—	—
Net assets	$1,105,318	$12,421,685	$310,203	$2,181,618

Net assets
Applicable to accumulation units	$1,105,318	$12,421,685	$310,203	$2,181,618
Total net assets	$1,105,318	$12,421,685	$310,203	$2,181,618

Investments in shares of mutual funds, at cost	$1,251,889	$13,625,993	$396,237	$2,354,879

Shares of mutual funds owned	150,383	780,747	37,017	156,951

Accumulation units outstanding	103,187	380,556	25,109	219,127

Statements of Operations
Year ended December 31, 2018
	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division

Net investment income (loss)
Investment income:
Dividends	$7,922	$—	$827	$31,843

Expenses:
Mortality and expense risks	—	53	—	—
Net investment income (loss)	7,922	(53)	827	31,843

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,868	680,778	(2,228)	68,053
Capital gains distributions	74,450	1,999,339	52,448	67,317
Total realized gains (losses) on investments	87,318	2,680,117	50,220	135,370

Change in net unrealized appreciation (depreciation)
of investments	(231,498)	(3,089,489)	(92,252)	(558,436)

Net gains (losses) on investments	(136,258)	(409,425)	(41,205)	(391,223)

Net increase (decrease) in net assets resulting from operations	$(136,258)	$(409,425)	$(41,205)	$(391,223)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$2,595,011	$3,845,388	$31,882,534	$179,110,940
Total assets	2,595,011	3,845,388	31,882,534	179,110,940
Total liabilities	—	—	—	—
Net assets	$2,595,011	$3,845,388	$31,882,534	$179,110,940

Net assets
Applicable to accumulation units	$2,595,011	$3,845,388	$31,882,534	$179,110,940
Total net assets	$2,595,011	$3,845,388	$31,882,534	$179,110,940

Investments in shares of mutual funds, at cost	$2,850,068	$3,756,926	$35,717,152	$186,994,897

Shares of mutual funds owned	121,376	133,243	1,879,866	3,690,726

Accumulation units outstanding	149,284	225,465	1,040,657	2,004,635

Statements of Operations
Year ended December 31, 2018
	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$48,544	$31,492	$483,781	$560,556

Expenses:
Mortality and expense risks	—	—	—	122,954
Net investment income (loss)	48,544	31,492	483,781	437,602

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,187	22,876	359,199	7,184,754
Capital gains distributions	111,782	14,397	2,519,203	26,088,815
Total realized gains (losses) on investments	133,969	37,273	2,878,402	33,273,569

Change in net unrealized appreciation (depreciation)
of investments	(342,330)	(44,040)	(7,068,395)	(45,996,356)

Net gains (losses) on investments	(159,817)	24,725	(3,706,212)	(12,285,185)

Net increase (decrease) in net assets resulting from operations	$(159,817)	$24,725	$(3,706,212)	$(12,285,185)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Multi-Asset Income Class 1 Division	Neuberger Berman AMT Guardian Class I Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Assets
Investments in shares of mutual funds, at fair value	$130,455	$3,176,664	$5,212,851	$617,636
Total assets	130,455	3,176,664	5,212,851	617,636
Total liabilities	—	—	—	—
Net assets	$130,455	$3,176,664	$5,212,851	$617,636

Net assets
Applicable to accumulation units	$130,455	$3,176,664	$5,212,851	$617,636
Total net assets	$130,455	$3,176,664	$5,212,851	$617,636

Investments in shares of mutual funds, at cost	$136,134	$3,715,534	$5,273,346	$653,835

Shares of mutual funds owned	12,665	236,535	357,534	27,872

Accumulation units outstanding	11,775	110,321	258,871	52,996

Statements of Operations
Year ended December 31, 2018
	Multi-Asset Income Class 1 Division	Neuberger Berman AMT Guardian Class I Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net investment income (loss)
Investment income:
Dividends	$2,480	$17,970	$73,002	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,480	17,970	73,002	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(324)	(267,122)	144,585	48,362
Capital gains distributions	286	351,881	649,564	58,566
Total realized gains (losses) on investments	(38)	84,759	794,149	106,928

Change in net unrealized appreciation (depreciation)
of investments	(8,785)	(377,681)	(894,564)	(143,845)

Net gains (losses) on investments	(6,343)	(274,952)	(27,413)	(36,917)

Net increase (decrease) in net assets resulting from operations	$(6,343)	$(274,952)	$(27,413)	$(36,917)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$5,048,129	$2,702,053	$607,338	$1,169,774
Total assets	5,048,129	2,702,053	607,338	1,169,774
Total liabilities	—	—	—	—
Net assets	$5,048,129	$2,702,053	$607,338	$1,169,774

Net assets
Applicable to accumulation units	$5,048,129	$2,702,053	$607,338	$1,169,774
Total net assets	$5,048,129	$2,702,053	$607,338	$1,169,774

Investments in shares of mutual funds, at cost	$6,164,153	$2,808,280	$713,800	$1,240,502

Shares of mutual funds owned	252,028	272,110	100,886	97,400

Accumulation units outstanding	210,990	219,019	110,468	95,107

Statements of Operations
Year ended December 31, 2018
	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$3,277	$94,888	$15,869	$51,737

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,277	94,888	15,869	51,737

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	190,365	(14,761)	(22,029)	19,487
Capital gains distributions	715,184	—	—	—
Total realized gains (losses) on investments	905,549	(14,761)	(22,029)	19,487

Change in net unrealized appreciation (depreciation)
of investments	(1,588,048)	(246,595)	(100,705)	(133,653)

Net gains (losses) on investments	(679,222)	(166,468)	(106,865)	(62,429)

Net increase (decrease) in net assets resulting from operations	$(679,222)	$(166,468)	$(106,865)	$(62,429)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$13,002,675	$730,180	$501,686	$10,742,300
Total assets	13,002,675	730,180	501,686	10,742,300
Total liabilities	—	—	—	—
Net assets	$13,002,675	$730,180	$501,686	$10,742,300

Net assets
Applicable to accumulation units	$13,002,675	$730,180	$501,686	$10,742,300
Total net assets	$13,002,675	$730,180	$501,686	$10,742,300

Investments in shares of mutual funds, at cost	$13,793,543	$737,239	$503,700	$11,132,010

Shares of mutual funds owned	1,786,082	62,838	49,770	906,523

Accumulation units outstanding	744,496	62,283	48,963	851,828

Statements of Operations
Year ended December 31, 2018
	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$640,505	$16,686	$7,814	$268,562

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	640,505	16,686	7,814	268,562

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	186,974	(35,119)	(711)	(137,693)
Capital gains distributions	—	3,335	—	—
Total realized gains (losses) on investments	186,974	(31,784)	(711)	(137,693)

Change in net unrealized appreciation (depreciation)
of investments	(1,166,806)	(2,078)	(1,993)	(384,716)

Net gains (losses) on investments	(339,327)	(17,176)	5,110	(253,847)

Net increase (decrease) in net assets resulting from operations	$(339,327)	$(17,176)	$5,110	$(253,847)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$29,633,223	$44,224,084	$19,104,346	$14,211,422
Total assets	29,633,223	44,224,084	19,104,346	14,211,422
Total liabilities	—	—	—	—
Net assets	$29,633,223	$44,224,084	$19,104,346	$14,211,422

Net assets
Applicable to accumulation units	$29,633,223	$44,224,084	$19,104,346	$14,211,422
Total net assets	$29,633,223	$44,224,084	$19,104,346	$14,211,422

Investments in shares of mutual funds, at cost	$29,802,550	$45,760,237	$17,888,749	$15,122,160

Shares of mutual funds owned	2,879,807	4,219,855	738,760	1,166,783

Accumulation units outstanding	2,576,482	3,288,287	1,521,800	730,645

Statements of Operations
Year ended December 31, 2018
	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$539,972	$1,106,377	$239,140	$480,659

Expenses:
Mortality and expense risks	—	—	446	—
Net investment income (loss)	539,972	1,106,377	238,694	480,659

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	92,571	(515,716)	595,757	419,507
Capital gains distributions	36,381	533,331	1,108,099	395,180
Total realized gains (losses) on investments	128,952	17,615	1,703,856	814,687

Change in net unrealized appreciation (depreciation)
of investments	(312,838)	(1,379,917)	(2,596,848)	(1,917,312)

Net gains (losses) on investments	356,086	(255,925)	(654,298)	(621,966)

Net increase (decrease) in net assets resulting from operations	$356,086	$(255,925)	$(654,298)	$(621,966)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$88,691,018	$82,561,535	$46,442,922	$18,909,941
Total assets	88,691,018	82,561,535	46,442,922	18,909,941
Total liabilities	—	—	—	—
Net assets	$88,691,018	$82,561,535	$46,442,922	$18,909,941

Net assets
Applicable to accumulation units	$88,691,018	$82,561,535	$46,442,922	$18,909,941
Total net assets	$88,691,018	$82,561,535	$46,442,922	$18,909,941

Investments in shares of mutual funds, at cost	$93,531,496	$88,403,733	$48,266,197	$20,284,577

Shares of mutual funds owned	7,038,969	7,129,667	3,331,630	1,414,356

Accumulation units outstanding	4,062,782	3,719,496	1,991,380	801,994

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,604,107	$2,277,933	$1,003,332	$406,792

Expenses:
Mortality and expense risks	1,312	368	30	18
Net investment income (loss)	2,602,795	2,277,565	1,003,302	406,774

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(157,388)	1,467,080	1,293,741	1,119,758
Capital gains distributions	2,872,817	2,959,009	1,638,162	874,534
Total realized gains (losses) on investments	2,715,429	4,426,089	2,931,903	1,994,292

Change in net unrealized appreciation (depreciation)
of investments	(10,559,120)	(13,050,347)	(7,767,813)	(4,156,437)

Net gains (losses) on investments	(5,240,896)	(6,346,693)	(3,832,608)	(1,755,371)

Net increase (decrease) in net assets resulting from operations	$(5,240,896)	$(6,346,693)	$(3,832,608)	$(1,755,371)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$3,465,504	$9,023,606	$676,667	$26,233,941
Total assets	3,465,504	9,023,606	676,667	26,233,941
Total liabilities	—	—	—	—
Net assets	$3,465,504	$9,023,606	$676,667	$26,233,941

Net assets
Applicable to accumulation units	$3,465,504	$9,023,606	$676,667	$26,233,941
Total net assets	$3,465,504	$9,023,606	$676,667	$26,233,941

Investments in shares of mutual funds, at cost	$3,929,028	$9,379,901	$701,545	$21,991,193

Shares of mutual funds owned	281,291	798,549	29,268	2,741,269

Accumulation units outstanding	253,181	515,497	65,380	1,947,388

Statements of Operations
Year ended December 31, 2018
	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division

Net investment income (loss)
Investment income:
Dividends	$88,130	$284,126	$5,277	$—

Expenses:
Mortality and expense risks	—	—	—	159
Net investment income (loss)	88,130	284,126	5,277	(159)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	436,078	145,619	18,451	1,040,884
Capital gains distributions	148,264	110,503	33,850	1,733,201
Total realized gains (losses) on investments	584,342	256,122	52,301	2,774,085

Change in net unrealized appreciation (depreciation)
of investments	(966,507)	(814,101)	(117,468)	(1,994,846)

Net gains (losses) on investments	(294,035)	(273,853)	(59,890)	779,080

Net increase (decrease) in net assets resulting from operations	$(294,035)	$(273,853)	$(59,890)	$779,080

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)	Rydex Utilities Division (1)

Assets
Investments in shares of mutual funds, at fair value	$625,998	$67,765,265	$—	$—
Total assets	625,998	67,765,265	—	—
Total liabilities	—	—	—	—
Net assets	$625,998	$67,765,265	$—	$—

Net assets
Applicable to accumulation units	$625,998	$67,765,265	$—	$—
Total net assets	$625,998	$67,765,265	$—	$—

Investments in shares of mutual funds, at cost	$692,121	$77,260,622	$—	$—

Shares of mutual funds owned	51,438	3,794,248	—	—

Accumulation units outstanding	36,093	915,508	—	—

Statements of Operations
Year ended December 31, 2018
	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)	Rydex Utilities Division (1)

Net investment income (loss)
Investment income:
Dividends	$11,844	$1,283,735	$—	$—

Expenses:
Mortality and expense risks	—	562	—	—
Net investment income (loss)	11,844	1,283,173	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,461	288,610	—	—
Capital gains distributions	—	5,760,287	—	—
Total realized gains (losses) on investments	17,461	6,048,897	—	—

Change in net unrealized appreciation (depreciation)
of investments	(185,412)	(10,397,871)	—	—

Net gains (losses) on investments	(156,107)	(3,065,801)	—	—

Net increase (decrease) in net assets resulting from operations	$(156,107)	$(3,065,801)	$—	$—

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$71,151,972	$43,839,080	$59,275,410	$20,759,747
Total assets	71,151,972	43,839,080	59,275,410	20,759,747
Total liabilities	—	—	—	—
Net assets	$71,151,972	$43,839,080	$59,275,410	$20,759,747

Net assets
Applicable to accumulation units	$71,151,972	$43,839,080	$59,275,410	$20,759,747
Total net assets	$71,151,972	$43,839,080	$59,275,410	$20,759,747

Investments in shares of mutual funds, at cost	$79,671,403	$47,661,700	$62,675,346	$22,124,435

Shares of mutual funds owned	5,118,847	3,967,338	3,454,278	1,750,400

Accumulation units outstanding	3,965,660	2,523,939	3,303,708	1,200,295

Statements of Operations
Year ended December 31, 2018
	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,308,483	$1,527,407	$1,761,875	$864,539

Expenses:
Mortality and expense risks	2,002	66	976	353
Net investment income (loss)	2,306,481	1,527,341	1,760,899	864,186

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(709,756)	(319,251)	738,314	(245,287)
Capital gains distributions	3,634,969	1,707,783	3,089,375	527,312
Total realized gains (losses) on investments	2,925,213	1,388,532	3,827,689	282,025

Change in net unrealized appreciation (depreciation)
of investments	(8,993,883)	(4,517,618)	(9,775,722)	(1,560,037)

Net gains (losses) on investments	(3,762,189)	(1,601,745)	(4,187,134)	(413,826)

Net increase (decrease) in net assets resulting from operations	$(3,762,189)	$(1,601,745)	$(4,187,134)	$(413,826)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$53,883,546	$44,389,028	$71,212,532	$1,666,168
Total assets	53,883,546	44,389,028	71,212,532	1,666,168
Total liabilities	—	—	—	—
Net assets	$53,883,546	$44,389,028	$71,212,532	$1,666,168

Net assets
Applicable to accumulation units	$53,883,546	$44,389,028	$71,212,532	$1,666,168
Total net assets	$53,883,546	$44,389,028	$71,212,532	$1,666,168

Investments in shares of mutual funds, at cost	$58,677,494	$44,988,269	$75,473,906	$1,965,860

Shares of mutual funds owned	2,934,834	17,614,695	4,979,897	71,602

Accumulation units outstanding	3,047,572	3,326,377	2,361,265	80,052

Statements of Operations
Year ended December 31, 2018
	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$1,420,152	$926,522	$260,373	$35,040

Expenses:
Mortality and expense risks	464	327	1,905	—
Net investment income (loss)	1,419,688	926,195	258,468	35,040

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	659,551	(185,301)	6,062,504	22,172
Capital gains distributions	3,168,494	—	5,419,714	162,085
Total realized gains (losses) on investments	3,828,045	(185,301)	11,482,218	184,257

Change in net unrealized appreciation (depreciation)
of investments	(10,305,026)	(304,007)	(20,264,477)	(392,237)

Net gains (losses) on investments	(5,057,293)	436,887	(8,523,791)	(172,940)

Net increase (decrease) in net assets resulting from operations	$(5,057,293)	$436,887	$(8,523,791)	$(172,940)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,027,953	$6,613,570	$13,012,011	$20,178,763
Total assets	1,027,953	6,613,570	13,012,011	20,178,763
Total liabilities	—	—	—	—
Net assets	$1,027,953	$6,613,570	$13,012,011	$20,178,763

Net assets
Applicable to accumulation units	$1,027,953	$6,613,570	$13,012,011	$20,178,763
Total net assets	$1,027,953	$6,613,570	$13,012,011	$20,178,763

Investments in shares of mutual funds, at cost	$1,190,087	$6,340,662	$14,767,933	$19,713,604

Shares of mutual funds owned	26,617	774,423	1,021,351	1,198,976

Accumulation units outstanding	90,517	404,309	1,188,033	1,232,120

Statements of Operations
Year ended December 31, 2018
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$64,363	$404,015	$—

Expenses:
Mortality and expense risks	—	—	—	7
Net investment income (loss)	—	64,363	404,015	(7)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	43,454	(39,395)	121,679	(220,265)
Capital gains distributions	62,067	—	—	—
Total realized gains (losses) on investments	105,521	(39,395)	121,679	(220,265)

Change in net unrealized appreciation (depreciation)
of investments	(162,107)	(1,307,897)	(2,947,925)	625,765

Net gains (losses) on investments	(56,586)	(1,282,929)	(2,422,231)	405,493

Net increase (decrease) in net assets resulting from operations	$(56,586)	$(1,282,929)	$(2,422,231)	$405,493

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$785,785	$1,171,941	$666,694	$1,465,637
Total assets	785,785	1,171,941	666,694	1,465,637
Total liabilities	—	—	—	—
Net assets	$785,785	$1,171,941	$666,694	$1,465,637

Net assets
Applicable to accumulation units	$785,785	$1,171,941	$666,694	$1,465,637
Total net assets	$785,785	$1,171,941	$666,694	$1,465,637

Investments in shares of mutual funds, at cost	$860,877	$1,248,414	$714,512	$1,653,212

Shares of mutual funds owned	73,852	109,835	60,719	89,532

Accumulation units outstanding	62,395	89,226	50,632	289,707

Statements of Operations
Year ended December 31, 2018
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$13,252	$18,974	$10,882	$—

Expenses:
Mortality and expense risks	4	14	—	7
Net investment income (loss)	13,248	18,960	10,882	(7)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,586	7,725	118,602	(25,999)
Capital gains distributions	41,161	67,082	31,753	—
Total realized gains (losses) on investments	46,747	74,807	150,355	(25,999)

Change in net unrealized appreciation (depreciation)
of investments	(109,629)	(203,562)	(206,725)	(233,816)

Net gains (losses) on investments	(49,634)	(109,795)	(45,488)	(259,822)

Net increase (decrease) in net assets resulting from operations	$(49,634)	$(109,795)	$(45,488)	$(259,822)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division

Assets
Investments in shares of mutual funds, at fair value	$6,504,271	$41,062,791	$131,905,283	$72,389,140
Total assets	6,504,271	41,062,791	131,905,283	72,389,140
Total liabilities	—	—	—	—
Net assets	$6,504,271	$41,062,791	$131,905,283	$72,389,140

Net assets
Applicable to accumulation units	$6,504,271	$41,062,791	$131,905,283	$72,389,140
Total net assets	$6,504,271	$41,062,791	$131,905,283	$72,389,140

Investments in shares of mutual funds, at cost	$8,608,339	$41,767,939	$121,865,278	$76,832,910

Shares of mutual funds owned	382,155	1,849,675	3,468,453	3,578,306

Accumulation units outstanding	1,086,379	1,264,001	4,222,393	1,955,205

Statements of Operations
Year ended December 31, 2018
	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division

Net investment income (loss)
Investment income:
Dividends	$—	$1,037,676	$2,385,750	$936,747

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	1,037,676	2,385,750	936,747

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	201,333	295,599	8,557,951	1,018,676
Capital gains distributions	—	2,190,847	2,322,306	3,808,674
Total realized gains (losses) on investments	201,333	2,486,446	10,880,257	4,827,350

Change in net unrealized appreciation (depreciation)
of investments	(2,760,290)	(4,945,234)	(19,154,231)	(13,242,999)

Net gains (losses) on investments	(2,558,957)	(1,421,112)	(5,888,224)	(7,478,902)

Net increase (decrease) in net assets resulting from operations	$(2,558,957)	$(1,421,112)	$(5,888,224)	$(7,478,902)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2018
	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,383,559	$1,930,192	$9,378,151
Total assets	1,383,559	1,930,192	9,378,151
Total liabilities	—	—	—
Net assets	$1,383,559	$1,930,192	$9,378,151

Net assets
Applicable to accumulation units	$1,383,559	$1,930,192	$9,378,151
Total net assets	$1,383,559	$1,930,192	$9,378,151

Investments in shares of mutual funds, at cost	$1,758,308	$1,938,780	$9,758,837

Shares of mutual funds owned	62,322	104,788	371,706

Accumulation units outstanding	141,126	68,297	335,638

Statements of Operations
Year ended December 31, 2018
	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$28,142	$24,510	$—

Expenses:
Mortality and expense risks	—	12	55
Net investment income (loss)	28,142	24,498	(55)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	39,294	124,686	205,507
Capital gains distributions	154,433	159,013	1,027,130
Total realized gains (losses) on investments	193,727	283,699	1,232,637

Change in net unrealized appreciation (depreciation)
of investments	(497,897)	(368,487)	(1,271,709)

Net gains (losses) on investments	(276,028)	(60,290)	(39,127)

Net increase (decrease) in net assets resulting from operations	$(276,028)	$(60,290)	$(39,127)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net assets as of January 1, 2017	$388,268	$579,064	$1,092,242	$1,700,935
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,136	7,979	35,007	—
Total realized gains (losses) on investments	5,743	9,289	11,397	(286,090)
Change in net unrealized appreciation (depreciation)
of investments	126,770	181,256	252,815	815,785
Net gains (losses) on investments	134,649	198,524	299,219	529,695
Net increase (decrease) in net assets resulting from operations	134,649	198,524	299,219	529,695
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	123,892	153,314	479,295	540,103
Contract terminations and surrenders	(24,700)	(17,938)	(24,052)	(180,828)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	(5,780)	(6,849)
Transfers to other contracts	(75,986)	(145,206)	(83,047)	(495,532)
Cost of insurance and administration charges	(7,117)	(12,320)	(33,406)	(40,968)
Mortality and expenses charges	(1,005)	(1,876)	(4,044)	(5,346)
Surrender charges	1,540	729	(1,791)	3,268
Increase (decrease) in net assets from policy related transactions	16,624	(23,297)	327,175	(186,152)
Total increase (decrease)	151,273	175,227	626,394	343,543
Net assets as of December 31, 2017	539,541	754,291	1,718,636	2,044,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,593	27,871	—
Total realized gains (losses) on investments	93,142	30,235	55,006	164,122
Change in net unrealized appreciation (depreciation)
of investments	(205,298)	(158,014)	(528,685)	(196,690)
Net gains (losses) on investments	(112,156)	(123,186)	(445,808)	(32,568)
Net increase (decrease) in net assets resulting from operations	(112,156)	(123,186)	(445,808)	(32,568)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,025,647	173,860	707,819	680,604
Contract terminations and surrenders	(55,851)	(95,762)	(31,780)	(42,299)
Death benefit payments	(52,898)	(43,532)	(3,558)	—
Policy loan transfers	16,014	(784)	(55,636)	(762)
Transfers to other contracts	(239,449)	(27,690)	(307,296)	(571,954)
Cost of insurance and administration charges	(12,568)	(12,225)	(39,970)	(45,709)
Mortality and expenses charges	(1,957)	(1,784)	(5,224)	(6,287)
Surrender charges	2,457	(2,326)	(1,576)	(1,532)
Increase (decrease) in net assets from policy related transactions	681,395	(10,243)	262,779	12,061
Total increase (decrease)	569,239	(133,429)	(183,029)	(20,507)
Net assets as of December 31, 2018	$1,108,780	$620,862	$1,535,607	$2,023,971

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Net assets as of January 1, 2017	$5,564,891	$1,204,752	$2,868,987	$5,287,933
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26,388	—	71,702	116,892
Total realized gains (losses) on investments	206,966	174,488	199,602	362,349
Change in net unrealized appreciation (depreciation)
of investments	479,756	81,945	295,013	553,627
Net gains (losses) on investments	713,110	256,433	566,317	1,032,868
Net increase (decrease) in net assets resulting from operations	713,110	256,433	566,317	1,032,868
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,670,738	191,699	244,789	1,908,407
Contract terminations and surrenders	(109,160)	(21,251)	(83,119)	(449,881)
Death benefit payments	—	—	(15,501)	(516)
Policy loan transfers	(54,203)	(40,806)	18,810	(108,417)
Transfers to other contracts	(1,722,475)	(108,875)	(240,543)	(1,370,211)
Cost of insurance and administration charges	(128,781)	(30,994)	(96,833)	(158,225)
Mortality and expenses charges	(17,118)	(4,681)	(7,468)	(15,642)
Surrender charges	4,730	(926)	(141)	(14,292)
Increase (decrease) in net assets from policy related transactions	(356,269)	(15,834)	(180,006)	(208,777)
Total increase (decrease)	356,841	240,599	386,311	824,091
Net assets as of December 31, 2017	5,921,732	1,445,351	3,255,298	6,112,024

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,918	—	61,469	117,610
Total realized gains (losses) on investments	793,902	62,214	425,362	822,848
Change in net unrealized appreciation (depreciation)
of investments	(1,563,798)	(83,077)	(681,954)	(1,547,795)
Net gains (losses) on investments	(745,978)	(20,863)	(195,123)	(607,337)
Net increase (decrease) in net assets resulting from operations	(745,978)	(20,863)	(195,123)	(607,337)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,593,775	246,707	206,170	3,472,681
Contract terminations and surrenders	(939,184)	(88,693)	(93,139)	(286,675)
Death benefit payments	(223,499)	(538)	(79,760)	(8,797)
Policy loan transfers	(47,590)	(2,738)	3,248	(269,273)
Transfers to other contracts	(1,183,884)	(810,970)	(226,937)	(1,313,005)
Cost of insurance and administration charges	(118,991)	(29,146)	(95,814)	(184,844)
Mortality and expenses charges	(17,108)	(4,745)	(8,075)	(17,565)
Surrender charges	23,431	(1,008)	(106)	212
Increase (decrease) in net assets from policy related transactions	(913,050)	(691,131)	(294,413)	1,392,734
Total increase (decrease)	(1,659,028)	(711,994)	(489,536)	785,397
Net assets as of December 31, 2018	$4,262,704	$733,357	$2,765,762	$6,897,421

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2017	$1,576,872	$1,114,663	$26,054,402	$2,004,553
Increase (decrease) in net assets
Operations:
Net investment income (loss)	42,080	8,491	388,296	8,334
Total realized gains (losses) on investments	(15,311)	31,575	1,700,618	340,657
Change in net unrealized appreciation (depreciation)
of investments	30,805	276,422	938,703	264,416
Net gains (losses) on investments	57,574	316,488	3,027,617	613,407
Net increase (decrease) in net assets resulting from operations	57,574	316,488	3,027,617	613,407
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	301,634	531,047	14,614,015	303,653
Contract terminations and surrenders	(27,422)	(53,769)	(1,025,278)	(119,719)
Death benefit payments	—	(574)	(29,029)	(5,394)
Policy loan transfers	(34,360)	(19,062)	(36,528)	(72,791)
Transfers to other contracts	(112,474)	(428,044)	(12,863,633)	(309,895)
Cost of insurance and administration charges	(105,009)	(23,731)	(531,567)	(82,617)
Mortality and expenses charges	(7,679)	(3,811)	(74,370)	(6,177)
Surrender charges	(1,499)	668	13,381	(204)
Increase (decrease) in net assets from policy related transactions	13,191	2,724	66,991	(293,144)
Total increase (decrease)	70,765	319,212	3,094,608	320,263
Net assets as of December 31, 2017	1,647,637	1,433,875	29,149,010	2,324,816

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46,244	16,069	377,026	5,799
Total realized gains (losses) on investments	(45,098)	157,123	2,627,427	526,747
Change in net unrealized appreciation (depreciation)
of investments	(53,327)	(376,436)	(6,873,650)	(501,506)
Net gains (losses) on investments	(52,181)	(203,244)	(3,869,197)	31,040
Net increase (decrease) in net assets resulting from operations	(52,181)	(203,244)	(3,869,197)	31,040
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	771,142	357,511	12,684,140	313,608
Contract terminations and surrenders	(27,762)	(74,942)	(983,121)	(236,479)
Death benefit payments	(11,064)	(1,500)	(45,649)	—
Policy loan transfers	42,067	(4,381)	(71,917)	(28,821)
Transfers to other contracts	(652,571)	(400,998)	(10,373,333)	(396,902)
Cost of insurance and administration charges	(84,927)	(24,088)	(523,856)	(72,373)
Mortality and expenses charges	(6,399)	(3,368)	(76,051)	(6,285)
Surrender charges	(1,111)	1,840	19,449	(348)
Increase (decrease) in net assets from policy related transactions	29,375	(149,926)	629,662	(427,600)
Total increase (decrease)	(22,806)	(353,170)	(3,239,535)	(396,560)
Net assets as of December 31, 2018	$1,624,831	$1,080,705	$25,909,475	$1,928,256

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Fund Class 2 Division (1)

Net assets as of January 1, 2017	$3,810,093	$33,857,867	$2,181,947	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,919	505,893	92,999	—
Total realized gains (losses) on investments	385,432	2,395,093	219,096	—
Change in net unrealized appreciation (depreciation)
of investments	762,569	(123,141)	320,625	—
Net gains (losses) on investments	1,157,920	2,777,845	632,720	—
Net increase (decrease) in net assets resulting from operations	1,157,920	2,777,845	632,720	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	963,639	8,395,560	3,906,797	—
Contract terminations and surrenders	(216,454)	(1,760,411)	(143,717)	—
Death benefit payments	(19,070)	(56,358)	—	—
Policy loan transfers	(71,242)	(19,871)	(83,134)	—
Transfers to other contracts	(501,199)	(8,332,315)	(1,061,247)	—
Cost of insurance and administration charges	(94,461)	(657,683)	(111,175)	—
Mortality and expenses charges	(7,897)	(72,373)	(12,136)	—
Surrender charges	(717)	(1,380)	(876)	—
Increase (decrease) in net assets from policy related transactions	52,599	(2,504,831)	2,494,512	—
Total increase (decrease)	1,210,519	273,014	3,127,232	—
Net assets as of December 31, 2017	5,020,612	34,130,881	5,309,179	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,307	481,397	183,177	6,812
Total realized gains (losses) on investments	1,069,654	2,770,371	720,329	3,803
Change in net unrealized appreciation (depreciation)
of investments	(1,040,206)	(5,855,908)	(1,723,398)	(49,020)
Net gains (losses) on investments	35,755	(2,604,140)	(819,892)	(38,405)
Net increase (decrease) in net assets resulting from operations	35,755	(2,604,140)	(819,892)	(38,405)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,613,637	4,588,311	6,867,657	3,839,099
Contract terminations and surrenders	(206,063)	(1,048,894)	(91,481)	—
Death benefit payments	(7,081)	(172,116)	(50,710)	—
Policy loan transfers	(45,379)	(7,338)	(43,885)	—
Transfers to other contracts	(2,032,232)	(7,716,988)	(1,940,971)	(3,302,883)
Cost of insurance and administration charges	(101,148)	(585,325)	(219,026)	(1,982)
Mortality and expenses charges	(8,135)	(63,049)	(25,910)	(327)
Surrender charges	(88)	(4,351)	(5,102)	—
Increase (decrease) in net assets from policy related transactions	213,511	(5,009,750)	4,490,572	533,907
Total increase (decrease)	249,266	(7,613,890)	3,670,680	495,502
Net assets as of December 31, 2018	$5,269,878	$26,516,991	$8,979,859	$495,502

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net assets as of January 1, 2017	$958,062	$2,114,862	$2,248,144	$4,284,937
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,498	34,310	66,944	66,674
Total realized gains (losses) on investments	2,410	567,857	43,434	123,783
Change in net unrealized appreciation (depreciation)
of investments	60,534	497,970	1,041,296	1,308,204
Net gains (losses) on investments	66,442	1,100,137	1,151,674	1,498,661
Net increase (decrease) in net assets resulting from operations	66,442	1,100,137	1,151,674	1,498,661
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	259,878	5,400,529	4,556,362	4,697,794
Contract terminations and surrenders	—	(29,379)	(52,703)	(506,325)
Death benefit payments	—	—	(75,182)	—
Policy loan transfers	(34,780)	(56,670)	(25,750)	(54,021)
Transfers to other contracts	(216,159)	(361,897)	(1,463,265)	(1,666,894)
Cost of insurance and administration charges	(20,147)	(105,423)	(93,202)	(104,683)
Mortality and expenses charges	(2,569)	(11,750)	(10,556)	(12,772)
Surrender charges	—	(1,966)	(1,391)	27,579
Increase (decrease) in net assets from policy related transactions	(13,777)	4,833,444	2,834,313	2,380,678
Total increase (decrease)	52,665	5,933,581	3,985,987	3,879,339
Net assets as of December 31, 2017	1,010,727	8,048,443	6,234,131	8,164,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,156	47,103	253,055	88,400
Total realized gains (losses) on investments	10,019	1,398,871	879,763	763,905
Change in net unrealized appreciation (depreciation)
of investments	(29,305)	(1,574,926)	(3,017,913)	(2,349,531)
Net gains (losses) on investments	(4,130)	(128,952)	(1,885,095)	(1,497,226)
Net increase (decrease) in net assets resulting from operations	(4,130)	(128,952)	(1,885,095)	(1,497,226)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	829,551	6,228,502	15,890,072	6,139,851
Contract terminations and surrenders	—	(610,517)	(547,386)	(188,373)
Death benefit payments	—	—	(2,614)	(1,877)
Policy loan transfers	2,286	(86,981)	(278,710)	(53,129)
Transfers to other contracts	(1,099,635)	(3,692,039)	(5,439,985)	(3,307,313)
Cost of insurance and administration charges	(14,582)	(195,000)	(193,783)	(175,578)
Mortality and expenses charges	(1,904)	(24,015)	(24,318)	(22,518)
Surrender charges	—	18,468	13,853	4,365
Increase (decrease) in net assets from policy related transactions	(284,284)	1,638,418	9,417,129	2,395,428
Total increase (decrease)	(288,414)	1,509,466	7,532,034	898,202
Net assets as of December 31, 2018	$722,313	$9,557,909	$13,766,165	$9,062,478

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division

Net assets as of January 1, 2017	$4,048,794	$2,821,415	$3,142,094	$22,268,227
Increase (decrease) in net assets
Operations:
Net investment income (loss)	132,708	84,258	92,586	199,799
Total realized gains (losses) on investments	(3,774)	9,488	(1,417)	1,080,123
Change in net unrealized appreciation (depreciation)
of investments	71,804	610,261	21,199	2,139,232
Net gains (losses) on investments	200,738	704,007	112,368	3,419,154
Net increase (decrease) in net assets resulting from operations	200,738	704,007	112,368	3,419,154
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,604,308	1,395,012	933,423	14,047,787
Contract terminations and surrenders	(399,365)	(137,374)	(264,905)	(1,240,095)
Death benefit payments	—	—	—	(4,360)
Policy loan transfers	(1,973)	(60,193)	37,860	(52,590)
Transfers to other contracts	(2,459,442)	(880,722)	(237,245)	(10,215,996)
Cost of insurance and administration charges	(112,874)	(64,105)	(72,257)	(429,564)
Mortality and expenses charges	(15,400)	(8,547)	(8,525)	(57,563)
Surrender charges	22,371	7,895	11,551	50,514
Increase (decrease) in net assets from policy related transactions	3,637,625	251,966	399,902	2,098,133
Total increase (decrease)	3,838,363	955,973	512,270	5,517,287
Net assets as of December 31, 2017	7,887,157	3,777,388	3,654,364	27,785,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	231,321	153,114	68,719	336,770
Total realized gains (losses) on investments	(109,816)	51,405	(86,627)	2,933,793
Change in net unrealized appreciation (depreciation)
of investments	(82,938)	(883,981)	(15,460)	(6,694,707)
Net gains (losses) on investments	38,567	(679,462)	(33,368)	(3,424,144)
Net increase (decrease) in net assets resulting from operations	38,567	(679,462)	(33,368)	(3,424,144)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,387,617	2,027,895	697,930	23,924,743
Contract terminations and surrenders	(83,502)	(136,337)	(93,890)	(3,107,938)
Death benefit payments	(4,295)	(9,596)	(2,886)	(11,034)
Policy loan transfers	(16,582)	69,052	(16,139)	(245,247)
Transfers to other contracts	(7,238,175)	(661,659)	(1,895,486)	(18,754,348)
Cost of insurance and administration charges	(159,285)	(72,898)	(63,236)	(467,726)
Mortality and expenses charges	(23,375)	(10,244)	(7,929)	(65,720)
Surrender charges	(763)	3,243	(967)	80,596
Increase (decrease) in net assets from policy related transactions	2,861,640	1,209,456	(1,382,603)	1,353,326
Total increase (decrease)	2,900,207	529,994	(1,415,971)	(2,070,818)
Net assets as of December 31, 2018	$10,787,364	$4,307,382	$2,238,393	$25,714,696

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Calvert S&P 500 Index Portfolio Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division

Net assets as of January 1, 2017	$883,668	$1,532,483	$99,463	$7,381,703
Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,311	12,324	1,243	—
Total realized gains (losses) on investments	78,000	97,423	18,796	364,583
Change in net unrealized appreciation (depreciation)
of investments	126,001	140,740	2,281	1,741,103
Net gains (losses) on investments	221,312	250,487	22,320	2,105,686
Net increase (decrease) in net assets resulting from operations	221,312	250,487	22,320	2,105,686
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	453,518	319,065	211,213	4,950,547
Contract terminations and surrenders	(54,466)	(32,552)	(3,325)	(314,656)
Death benefit payments	—	—	—	(1,643)
Policy loan transfers	(1,345)	(29,134)	(8,844)	(5,407)
Transfers to other contracts	(87,710)	(86,665)	(11,803)	(2,592,991)
Cost of insurance and administration charges	(93,667)	(60,329)	(6,337)	(148,381)
Mortality and expenses charges	(7,057)	(5,457)	(624)	(20,604)
Surrender charges	(4,078)	(3,073)	(6)	16,118
Increase (decrease) in net assets from policy related transactions	205,195	101,855	180,274	1,882,983
Total increase (decrease)	426,507	352,342	202,594	3,988,669
Net assets as of December 31, 2017	1,310,175	1,884,825	302,057	11,370,372

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26,613	22,893	2,226	—
Total realized gains (losses) on investments	152,859	161,057	3,913	2,854,760
Change in net unrealized appreciation (depreciation)
of investments	(264,112)	(410,302)	(59,822)	(3,305,114)
Net gains (losses) on investments	(84,640)	(226,352)	(53,683)	(450,354)
Net increase (decrease) in net assets resulting from operations	(84,640)	(226,352)	(53,683)	(450,354)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	695,859	286,759	238,208	10,650,638
Contract terminations and surrenders	(107,630)	(37,695)	(20,246)	(351,146)
Death benefit payments	(27,570)	—	—	(89,671)
Policy loan transfers	68,881	(2,073)	9,730	(26,399)
Transfers to other contracts	(351,775)	(101,605)	(112,755)	(4,929,228)
Cost of insurance and administration charges	(37,057)	(65,314)	(11,113)	(229,676)
Mortality and expenses charges	(2,281)	(5,525)	(1,297)	(34,226)
Surrender charges	(3,056)	(1,968)	150	12,265
Increase (decrease) in net assets from policy related transactions	235,371	72,579	102,677	5,002,557
Total increase (decrease)	150,731	(153,773)	48,994	4,552,203
Net assets as of December 31, 2018	$1,460,906	$1,731,052	$351,051	$15,922,575

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division

Net assets as of January 1, 2017	$86,299,827	$502,090	$20,203,625	$2,254,562
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,593,700	35,365	136,327	1,971
Total realized gains (losses) on investments	134,714	7,824	976,700	160,139
Change in net unrealized appreciation (depreciation)
of investments	1,436,691	(691)	1,250,767	250,429
Net gains (losses) on investments	4,165,105	42,498	2,363,794	412,539
Net increase (decrease) in net assets resulting from operations	4,165,105	42,498	2,363,794	412,539
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	14,799,644	262,059	5,107,135	494,106
Contract terminations and surrenders	(4,483,866)	(89,805)	(713,931)	(143,858)
Death benefit payments	(415,383)	—	(29,438)	—
Policy loan transfers	(1,759)	(118)	(108,471)	(16,307)
Transfers to other contracts	(7,082,073)	(92,681)	(4,458,685)	(259,863)
Cost of insurance and administration charges	(2,165,952)	(12,700)	(322,734)	(102,984)
Mortality and expenses charges	(194,123)	(1,886)	(40,671)	(8,477)
Surrender charges	12,776	5,598	2,117	(18,248)
Increase (decrease) in net assets from policy related transactions	469,264	70,467	(564,678)	(55,631)
Total increase (decrease)	4,634,369	112,965	1,799,116	356,908
Net assets as of December 31, 2017	90,934,196	615,055	22,002,741	2,611,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,400,288	39,476	129,987	(34)
Total realized gains (losses) on investments	(229,939)	(5,038)	1,638,792	739,399
Change in net unrealized appreciation (depreciation)
of investments	(4,431,059)	(69,320)	(5,482,379)	(1,032,043)
Net gains (losses) on investments	(1,260,710)	(34,882)	(3,713,600)	(292,678)
Net increase (decrease) in net assets resulting from operations	(1,260,710)	(34,882)	(3,713,600)	(292,678)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	34,068,444	252,476	7,159,984	353,292
Contract terminations and surrenders	(3,722,305)	(35,060)	(929,350)	(97,591)
Death benefit payments	(101,474)	—	(43,957)	(5,761)
Policy loan transfers	(479,525)	(2,675)	(17,814)	(32,912)
Transfers to other contracts	(15,575,601)	(81,113)	(6,196,102)	(271,511)
Cost of insurance and administration charges	(2,220,013)	(11,379)	(317,483)	(92,905)
Mortality and expenses charges	(204,276)	(1,616)	(41,824)	(7,335)
Surrender charges	26,137	(768)	18,697	(2,845)
Increase (decrease) in net assets from policy related transactions	11,791,387	119,865	(367,849)	(157,568)
Total increase (decrease)	10,530,677	84,983	(4,081,449)	(450,246)
Net assets as of December 31, 2018	$101,464,873	$700,038	$17,921,292	$2,161,224

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Diversified Balanced Class 1 Division (1)	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division

Net assets as of January 1, 2017	$—	$122,650,369	$496,002	$418,805
Increase (decrease) in net assets
Operations:
Net investment income (loss)	226,869	2,655,362	5,406	4,003
Total realized gains (losses) on investments	210,424	4,110,437	28,274	25,975
Change in net unrealized appreciation (depreciation)
of investments	453,420	28,748,695	57,698	6,348
Net gains (losses) on investments	890,713	35,514,494	91,378	36,326
Net increase (decrease) in net assets resulting from operations	890,713	35,514,494	91,378	36,326
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	15,875,242	26,944,520	304,063	96,336
Contract terminations and surrenders	(397,939)	(8,190,739)	(67,040)	(7,360)
Death benefit payments	(1,122)	(575,273)	—	—
Policy loan transfers	(16,008)	1,386,058	—	4,075
Transfers to other contracts	(389,489)	(16,412,686)	(49,704)	(269,738)
Cost of insurance and administration charges	(420,888)	(3,950,282)	(10,939)	(6,323)
Mortality and expenses charges	(27,958)	(349,920)	(1,947)	(700)
Surrender charges	(1,745)	63,657	929	(494)
Increase (decrease) in net assets from policy related transactions	14,620,093	(1,084,665)	175,362	(184,204)
Total increase (decrease)	15,510,806	34,429,829	266,740	(147,878)
Net assets as of December 31, 2017	15,510,806	157,080,198	762,742	270,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	386,595	3,379,924	—	760
Total realized gains (losses) on investments	240,171	3,847,379	120,043	36,534
Change in net unrealized appreciation (depreciation)
of investments	(1,086,141)	(35,998,531)	(202,150)	(72,757)
Net gains (losses) on investments	(459,375)	(28,771,228)	(82,107)	(35,463)
Net increase (decrease) in net assets resulting from operations	(459,375)	(28,771,228)	(82,107)	(35,463)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,627,299	41,051,879	220,319	51,416
Contract terminations and surrenders	(991,588)	(7,314,255)	(63,855)	(6,820)
Death benefit payments	(49,963)	(422,033)	(1,815)	—
Policy loan transfers	(87,068)	(256,484)	(827)	(27,090)
Transfers to other contracts	(910,349)	(23,395,842)	(229,548)	(47,094)
Cost of insurance and administration charges	(720,789)	(3,928,874)	(11,576)	(4,978)
Mortality and expenses charges	(46,484)	(346,259)	(2,123)	(560)
Surrender charges	(1,102)	29,258	627	(130)
Increase (decrease) in net assets from policy related transactions	(1,180,044)	5,417,390	(88,798)	(35,256)
Total increase (decrease)	(1,639,419)	(23,353,838)	(170,905)	(70,719)
Net assets as of December 31, 2018	$13,871,387	$133,726,360	$591,837	$200,208

(1) Commenced operations May 26, 2017.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Sustainable U.S. Equity Service Shares Division	Dreyfus VIF Appreciation Service Shares Division	Dreyfus VIF Opportunistic Small Cap Service Shares Division

Net assets as of January 1, 2017	$1,058,000	$506,737	$3,834,273	$4,568,410
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5,124	47,427	—
Total realized gains (losses) on investments	197,749	26,418	429,591	334,235
Change in net unrealized appreciation (depreciation)
of investments	370,045	26,315	534,071	741,503
Net gains (losses) on investments	567,794	57,857	1,011,089	1,075,738
Net increase (decrease) in net assets resulting from operations	567,794	57,857	1,011,089	1,075,738
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,663,218	33,280	1,054,637	618,065
Contract terminations and surrenders	(63,509)	(9,368)	(1,031,828)	(316,830)
Death benefit payments	—	—	(79,029)	—
Policy loan transfers	7,371	(35)	(2,766)	(63,493)
Transfers to other contracts	(739,468)	(209,107)	(783,639)	(284,554)
Cost of insurance and administration charges	(34,461)	(7,997)	(59,861)	(154,041)
Mortality and expenses charges	(5,388)	(1,270)	(9,837)	(9,959)
Surrender charges	2,411	246	4,064	(2,098)
Increase (decrease) in net assets from policy related transactions	830,174	(194,251)	(908,259)	(212,910)
Total increase (decrease)	1,397,968	(136,394)	102,830	862,828
Net assets as of December 31, 2017	2,455,968	370,343	3,937,103	5,431,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5,093	38,708	—
Total realized gains (losses) on investments	476,303	53,543	410,570	1,293,510
Change in net unrealized appreciation (depreciation)
of investments	(618,707)	(80,338)	(712,762)	(2,389,002)
Net gains (losses) on investments	(142,404)	(21,702)	(263,484)	(1,095,492)
Net increase (decrease) in net assets resulting from operations	(142,404)	(21,702)	(263,484)	(1,095,492)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,282,338	170,986	437,451	1,017,552
Contract terminations and surrenders	(165,000)	(15,387)	(289,802)	(220,172)
Death benefit payments	(784)	(193)	(572)	(10,144)
Policy loan transfers	(18,524)	36	(11,193)	(38,208)
Transfers to other contracts	(1,386,685)	(87,476)	(402,117)	(394,928)
Cost of insurance and administration charges	(63,831)	(7,536)	(51,991)	(160,469)
Mortality and expenses charges	(9,672)	(1,385)	(9,173)	(8,280)
Surrender charges	4,711	21	1,534	(786)
Increase (decrease) in net assets from policy related transactions	642,553	59,066	(325,863)	184,565
Total increase (decrease)	500,149	37,364	(589,347)	(910,927)
Net assets as of December 31, 2018	$2,956,117	$407,707	$3,347,756	$4,520,311

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Dreyfus VIF Quality Bond Service Shares Division	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division (2)	Equity Income Class 1 Division

Net assets as of January 1, 2017	$973,728	$560,047	$2,625,872	$55,269,646
Increase (decrease) in net assets
Operations:
Net investment income (loss)	19,662	11,032	9,854	1,347,923
Total realized gains (losses) on investments	(4,502)	4,172	70,977	5,159,977
Change in net unrealized appreciation (depreciation)
of investments	26,897	25,974	190,685	5,017,164
Net gains (losses) on investments	42,057	41,178	271,516	11,525,064
Net increase (decrease) in net assets resulting from operations	42,057	41,178	271,516	11,525,064
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	450,002	382,959	565,447	11,415,555
Contract terminations and surrenders	(116,959)	(7,201)	(94,237)	(2,943,235)
Death benefit payments	—	—	—	(105,474)
Policy loan transfers	15,901	16	2,138	(681,630)
Transfers to other contracts	(131,084)	(169,737)	(396,815)	(7,322,320)
Cost of insurance and administration charges	(18,747)	(13,555)	(90,751)	(1,455,886)
Mortality and expenses charges	(3,196)	(1,717)	(9,728)	(133,207)
Surrender charges	219	117	(1,021)	37,228
Increase (decrease) in net assets from policy related transactions	196,136	190,882	(24,967)	(1,188,969)
Total increase (decrease)	238,193	232,060	246,549	10,336,095
Net assets as of December 31, 2017	1,211,921	792,107	2,872,421	65,605,741

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,049	13,179	26,869	1,209,091
Total realized gains (losses) on investments	(8,741)	586	331,010	6,633,092
Change in net unrealized appreciation (depreciation)
of investments	(54,046)	(95,545)	(713,192)	(14,901,570)
Net gains (losses) on investments	(34,738)	(81,780)	(355,313)	(7,059,387)
Net increase (decrease) in net assets resulting from operations	(34,738)	(81,780)	(355,313)	(7,059,387)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	190,055	323,205	354,361	80,933,372
Contract terminations and surrenders	(126,516)	(10,040)	(106,791)	(4,686,480)
Death benefit payments	(1,346)	(187)	(10,274)	(208,182)
Policy loan transfers	1,646	(265)	(27,283)	(687,596)
Transfers to other contracts	(245,706)	(139,548)	(1,025,643)	(14,969,993)
Cost of insurance and administration charges	(13,904)	(14,546)	(54,065)	(1,861,565)
Mortality and expenses charges	(2,591)	(1,953)	(7,168)	(160,966)
Surrender charges	68	186	(1,665)	80,168
Increase (decrease) in net assets from policy related transactions	(198,294)	156,852	(878,528)	58,438,758
Total increase (decrease)	(233,032)	75,072	(1,233,841)	51,379,371
Net assets as of December 31, 2018	$978,889	$867,179	$1,638,580	$116,985,112

(1) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(2) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division

Net assets as of January 1, 2017	$1,280,119	$60,546,449	$86,409,691	$21,497,392
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,394	643,086	698,640	359,592
Total realized gains (losses) on investments	118,342	5,468,615	9,057,345	525,289
Change in net unrealized appreciation (depreciation)
of investments	32,110	6,691,372	8,170,081	1,719,976
Net gains (losses) on investments	180,846	12,803,073	17,926,066	2,604,857
Net increase (decrease) in net assets resulting from operations	180,846	12,803,073	17,926,066	2,604,857
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	977,978	3,900,744	16,559,004	1,501,980
Contract terminations and surrenders	(143,991)	(3,728,464)	(8,729,328)	(1,113,181)
Death benefit payments	(3,604)	(536,111)	(320,417)	(103,425)
Policy loan transfers	(11)	(299,766)	(272,312)	3,275
Transfers to other contracts	(191,681)	(2,494,952)	(14,905,253)	(1,636,243)
Cost of insurance and administration charges	(29,324)	(2,008,850)	(1,904,114)	(705,235)
Mortality and expenses charges	(5,369)	(151,375)	(225,540)	(54,420)
Surrender charges	241	(7,021)	17,046	(2,098)
Increase (decrease) in net assets from policy related transactions	604,239	(5,325,795)	(9,780,914)	(2,109,347)
Total increase (decrease)	785,085	7,477,278	8,145,152	495,510
Net assets as of December 31, 2017	2,065,204	68,023,727	94,554,843	21,992,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35,364	475,493	408,801	483,858
Total realized gains (losses) on investments	(751)	7,646,582	11,161,632	1,011,622
Change in net unrealized appreciation (depreciation)
of investments	(180,561)	(12,000,854)	(17,040,353)	(3,224,737)
Net gains (losses) on investments	(145,948)	(3,878,779)	(5,469,920)	(1,729,257)
Net increase (decrease) in net assets resulting from operations	(145,948)	(3,878,779)	(5,469,920)	(1,729,257)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,675,945	3,849,064	19,949,315	1,494,635
Contract terminations and surrenders	(71,705)	(3,293,150)	(3,548,301)	(1,085,098)
Death benefit payments	(2,550)	(190,869)	(110,696)	(105,669)
Policy loan transfers	(127,500)	141,581	(919,682)	113,425
Transfers to other contracts	(1,142,406)	(2,841,298)	(20,748,997)	(630,552)
Cost of insurance and administration charges	(30,923)	(1,879,089)	(1,846,140)	(674,406)
Mortality and expenses charges	(6,029)	(155,107)	(215,151)	(55,317)
Surrender charges	39	(3,366)	(26,348)	(1,103)
Increase (decrease) in net assets from policy related transactions	294,871	(4,372,234)	(7,466,000)	(944,085)
Total increase (decrease)	148,923	(8,251,013)	(12,935,920)	(2,673,342)
Net assets as of December 31, 2018	$2,214,127	$59,772,714	$81,618,923	$19,319,560

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

Net assets as of January 1, 2017	$22,907,679	$258,348,489	$14,678,439	$5,554,855
Increase (decrease) in net assets
Operations:
Net investment income (loss)	342,587	1,374,929	13,786	297,525
Total realized gains (losses) on investments	690,011	—	2,225,892	(38,867)
Change in net unrealized appreciation (depreciation)
of investments	1,744,705	—	2,809,517	121,338
Net gains (losses) on investments	2,777,303	1,374,929	5,049,195	379,996
Net increase (decrease) in net assets resulting from operations	2,777,303	1,374,929	5,049,195	379,996
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,285,405	168,143,492	2,123,745	733,784
Contract terminations and surrenders	(2,741,294)	(35,629,113)	(768,480)	(190,615)
Death benefit payments	(39,681)	(448,244)	(45,077)	(41,204)
Policy loan transfers	(38,900)	(2,183,064)	(248,233)	(32,406)
Transfers to other contracts	(1,563,300)	(153,118,191)	(1,260,951)	(546,934)
Cost of insurance and administration charges	(656,176)	(7,199,668)	(450,729)	(206,245)
Mortality and expenses charges	(59,161)	(792,422)	(46,029)	(14,982)
Surrender charges	4,429	38,945	(886)	(343)
Increase (decrease) in net assets from policy related transactions	(1,808,678)	(31,188,265)	(696,640)	(298,945)
Total increase (decrease)	968,625	(29,813,336)	4,352,555	81,051
Net assets as of December 31, 2017	23,876,304	228,535,153	19,030,994	5,635,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	461,088	3,616,624	7,349	291,098
Total realized gains (losses) on investments	1,378,216	—	4,247,930	(124,955)
Change in net unrealized appreciation (depreciation)
of investments	(3,703,395)	—	(4,171,861)	(329,693)
Net gains (losses) on investments	(1,864,091)	3,616,624	83,418	(163,550)
Net increase (decrease) in net assets resulting from operations	(1,864,091)	3,616,624	83,418	(163,550)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,851,808	306,164,046	3,845,613	660,357
Contract terminations and surrenders	(908,794)	(30,168,241)	(1,357,401)	(406,008)
Death benefit payments	(120,586)	(1,809,762)	(30,164)	(10,768)
Policy loan transfers	(91,134)	(4,310,207)	(169,117)	22,143
Transfers to other contracts	(3,134,887)	(249,374,282)	(3,357,357)	(777,889)
Cost of insurance and administration charges	(605,628)	(6,760,645)	(450,357)	(181,926)
Mortality and expenses charges	(47,162)	(751,414)	(47,219)	(14,567)
Surrender charges	(8,009)	408,408	(1,374)	(373)
Increase (decrease) in net assets from policy related transactions	(2,064,392)	13,397,903	(1,567,376)	(709,031)
Total increase (decrease)	(3,928,483)	17,014,527	(1,483,958)	(872,581)
Net assets as of December 31, 2018	$19,947,821	$245,549,680	$17,547,036	$4,763,325

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division (1)	Franklin Income VIP Class 2 Division

Net assets as of January 1, 2017	$21,271,240	$41,070,626	$—	$16,406,935
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,110,717	197,977	1,604	655,442
Total realized gains (losses) on investments	(425,080)	2,799,773	275	(81,549)
Change in net unrealized appreciation (depreciation)
of investments	802,311	4,939,532	(1,601)	922,286
Net gains (losses) on investments	1,487,948	7,937,282	278	1,496,179
Net increase (decrease) in net assets resulting from operations	1,487,948	7,937,282	278	1,496,179
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,997,246	10,024,876	58,910	3,627,046
Contract terminations and surrenders	(1,926,478)	(6,606,173)	—	(1,441,011)
Death benefit payments	(9,253)	(242,536)	—	(9,435)
Policy loan transfers	39,518	(124,940)	—	1,380
Transfers to other contracts	(7,079,378)	(9,799,712)	(2,488)	(3,531,212)
Cost of insurance and administration charges	(477,900)	(912,618)	(122)	(259,914)
Mortality and expenses charges	(60,460)	(109,581)	(22)	(42,570)
Surrender charges	5,413	3,219	—	10,052
Increase (decrease) in net assets from policy related transactions	(1,511,292)	(7,767,465)	56,278	(1,645,664)
Total increase (decrease)	(23,344)	169,817	56,556	(149,485)
Net assets as of December 31, 2017	21,247,896	41,240,443	56,556	16,257,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,181,241	161,582	30,937	766,847
Total realized gains (losses) on investments	(404,709)	3,794,948	(2,212)	130,424
Change in net unrealized appreciation (depreciation)
of investments	(1,544,113)	(9,659,749)	(46,848)	(1,593,486)
Net gains (losses) on investments	(767,581)	(5,703,219)	(18,123)	(696,215)
Net increase (decrease) in net assets resulting from operations	(767,581)	(5,703,219)	(18,123)	(696,215)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,633,944	14,957,599	1,008,270	4,619,874
Contract terminations and surrenders	(958,041)	(1,611,313)	—	(1,235,582)
Death benefit payments	(32,217)	(336,735)	—	(14,503)
Policy loan transfers	(275,564)	(668,644)	(1,209)	(131,600)
Transfers to other contracts	(6,022,747)	(13,860,849)	(92,065)	(3,416,518)
Cost of insurance and administration charges	(454,764)	(870,497)	(19,680)	(256,533)
Mortality and expenses charges	(58,287)	(100,420)	(2,491)	(43,653)
Surrender charges	(12,416)	(9,109)	—	22,887
Increase (decrease) in net assets from policy related transactions	(1,180,092)	(2,499,968)	892,825	(455,628)
Total increase (decrease)	(1,947,673)	(8,203,187)	874,702	(1,151,843)
Net assets as of December 31, 2018	$19,300,223	$33,037,256	$931,258	$15,105,607

(1) Commenced operations May 15, 2017.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division

Net assets as of January 1, 2017	$26,792,334	$7,868,931	$17,320,817	$21,762,853
Increase (decrease) in net assets
Operations:
Net investment income (loss)	491,198	225,892	296,042	114,999
Total realized gains (losses) on investments	391,285	332,098	558,240	703,982
Change in net unrealized appreciation (depreciation)
of investments	1,307,575	186,347	2,829,247	1,469,166
Net gains (losses) on investments	2,190,058	744,337	3,683,529	2,288,147
Net increase (decrease) in net assets resulting from operations	2,190,058	744,337	3,683,529	2,288,147
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,084,396	2,962,450	5,748,367	8,434,412
Contract terminations and surrenders	(6,031,032)	(359,318)	(838,740)	(909,199)
Death benefit payments	(94,829)	(23,898)	(45,094)	(23,519)
Policy loan transfers	(111,077)	1,775,088	(56,175)	21,222
Transfers to other contracts	(4,702,861)	(2,389,232)	(4,049,416)	(8,228,769)
Cost of insurance and administration charges	(418,662)	(148,728)	(364,614)	(431,566)
Mortality and expenses charges	(62,898)	(23,831)	(50,159)	(66,026)
Surrender charges	21,667	2,783	884	11,265
Increase (decrease) in net assets from policy related transactions	(5,315,296)	1,795,314	345,053	(1,192,180)
Total increase (decrease)	(3,125,238)	2,539,651	4,028,582	1,095,967
Net assets as of December 31, 2017	23,667,096	10,408,582	21,349,399	22,858,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	513,568	248,089	275,880	198,401
Total realized gains (losses) on investments	(762,767)	260,118	1,580,767	2,531,872
Change in net unrealized appreciation (depreciation)
of investments	(2,038,609)	(1,497,526)	(2,827,084)	(4,846,330)
Net gains (losses) on investments	(2,287,808)	(989,319)	(970,437)	(2,116,057)
Net increase (decrease) in net assets resulting from operations	(2,287,808)	(989,319)	(970,437)	(2,116,057)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,345,872	1,833,780	5,117,642	21,265,428
Contract terminations and surrenders	(974,174)	(102,156)	(663,314)	(4,254,804)
Death benefit payments	(77,708)	(122,622)	(218,797)	(121,991)
Policy loan transfers	(87,466)	(23,435)	(236,265)	(7,990)
Transfers to other contracts	(8,830,720)	(755,829)	(5,183,225)	(21,710,634)
Cost of insurance and administration charges	(370,588)	(136,845)	(373,513)	(355,486)
Mortality and expenses charges	(58,461)	(23,793)	(54,936)	(58,004)
Surrender charges	12,384	304	1,296	118,074
Increase (decrease) in net assets from policy related transactions	(4,040,861)	669,404	(1,611,112)	(5,125,407)
Total increase (decrease)	(6,328,669)	(319,915)	(2,581,549)	(7,241,464)
Net assets as of December 31, 2018	$17,338,427	$10,088,667	$18,767,850	$15,617,356

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division

Net assets as of January 1, 2017	$12,172,507	$1,209,786	$625,806	$43,977,388
Increase (decrease) in net assets
Operations:
Net investment income (loss)	440,090	30,788	3,711	1,735,316
Total realized gains (losses) on investments	(190,337)	(13,270)	118,570	(497,099)
Change in net unrealized appreciation (depreciation)
of investments	356,466	(1,887)	(46,784)	(440,175)
Net gains (losses) on investments	606,219	15,631	75,497	798,042
Net increase (decrease) in net assets resulting from operations	606,219	15,631	75,497	798,042
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,986,218	266,507	279,890	10,570,603
Contract terminations and surrenders	(426,440)	(88,979)	(115,878)	(2,407,020)
Death benefit payments	—	—	—	(82,473)
Policy loan transfers	1,792,978	(32,847)	39,660	(236,752)
Transfers to other contracts	(4,471,588)	(244,911)	(172,964)	(7,870,476)
Cost of insurance and administration charges	(285,806)	(23,529)	(9,570)	(1,437,017)
Mortality and expenses charges	(39,169)	(2,964)	(1,655)	(134,450)
Surrender charges	6,122	5,384	230	2,731
Increase (decrease) in net assets from policy related transactions	3,562,315	(121,339)	19,713	(1,594,854)
Total increase (decrease)	4,168,534	(105,708)	95,210	(796,812)
Net assets as of December 31, 2017	16,341,041	1,104,078	721,016	43,180,576

Increase (decrease) in net assets
Operations:
Net investment income (loss)	442,796	31,830	8,395	1,601,739
Total realized gains (losses) on investments	(152,661)	(27,043)	335,180	(931,020)
Change in net unrealized appreciation (depreciation)
of investments	(658,142)	7,308	(552,523)	(283,769)
Net gains (losses) on investments	(368,007)	12,095	(208,948)	386,950
Net increase (decrease) in net assets resulting from operations	(368,007)	12,095	(208,948)	386,950
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,459,122	715,918	1,468,895	10,185,512
Contract terminations and surrenders	(146,030)	(6,541)	(112,955)	(1,764,392)
Death benefit payments	(50,083)	(93)	(1,779)	(73,075)
Policy loan transfers	(9,565)	(618)	17,755	(238,666)
Transfers to other contracts	(5,026,276)	(345,601)	(344,071)	(7,298,913)
Cost of insurance and administration charges	(315,626)	(23,120)	(8,751)	(1,337,305)
Mortality and expenses charges	(45,691)	(3,060)	(1,641)	(126,733)
Surrender charges	1,952	210	63	735
Increase (decrease) in net assets from policy related transactions	1,867,803	337,095	1,017,516	(652,837)
Total increase (decrease)	1,499,796	349,190	808,568	(265,887)
Net assets as of December 31, 2018	$17,840,837	$1,453,268	$1,529,584	$42,914,689

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division

Net assets as of January 1, 2017	$34,926,702	$2,018,207	$1,643,489	$58,123
Increase (decrease) in net assets
Operations:
Net investment income (loss)	572,063	1,625	—	853
Total realized gains (losses) on investments	838,906	265,609	203,726	2,923
Change in net unrealized appreciation (depreciation)
of investments	13,192,132	256,571	234,113	4,769
Net gains (losses) on investments	14,603,101	523,805	437,839	8,545
Net increase (decrease) in net assets resulting from operations	14,603,101	523,805	437,839	8,545
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,928,011	262,965	254,380	64,601
Contract terminations and surrenders	(2,331,400)	(214,708)	(62,760)	(10,595)
Death benefit payments	(45,319)	—	—	—
Policy loan transfers	(306,558)	4,846	(21,133)	11,361
Transfers to other contracts	(6,638,310)	(215,581)	(93,637)	(28,655)
Cost of insurance and administration charges	(1,598,098)	(63,085)	(63,465)	(4,456)
Mortality and expenses charges	(141,145)	(5,282)	(5,284)	(279)
Surrender charges	1,075	149	(271)	(29)
Increase (decrease) in net assets from policy related transactions	2,868,256	(230,696)	7,830	31,948
Total increase (decrease)	17,471,357	293,109	445,669	40,493
Net assets as of December 31, 2017	52,398,059	2,311,316	2,089,158	98,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	578,456	(191)	—	584
Total realized gains (losses) on investments	1,789,315	286,442	205,522	17,621
Change in net unrealized appreciation (depreciation)
of investments	(13,072,216)	(379,975)	(295,771)	(33,497)
Net gains (losses) on investments	(10,704,445)	(93,724)	(90,249)	(15,292)
Net increase (decrease) in net assets resulting from operations	(10,704,445)	(93,724)	(90,249)	(15,292)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,895,572	478,396	288,660	35,581
Contract terminations and surrenders	(2,739,807)	(174,399)	(57,579)	(3,423)
Death benefit payments	(79,633)	(3,415)	—	—
Policy loan transfers	(271,766)	10,323	(13,884)	(835)
Transfers to other contracts	(15,929,580)	(194,869)	(67,616)	(12,630)
Cost of insurance and administration charges	(1,572,776)	(60,653)	(63,968)	(6,010)
Mortality and expenses charges	(132,753)	(5,561)	(4,989)	(299)
Surrender charges	11,205	(123)	(1,074)	151
Increase (decrease) in net assets from policy related transactions	(1,819,538)	49,699	79,550	12,535
Total increase (decrease)	(12,523,983)	(44,025)	(10,699)	(2,757)
Net assets as of December 31, 2018	$39,874,076	$2,267,291	$2,078,459	$95,859

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division (1)

Net assets as of January 1, 2017	$6,828,372	$8,969,358	$777,378	$17,160,962
Increase (decrease) in net assets
Operations:
Net investment income (loss)	71,629	78,123	27,000	64,806
Total realized gains (losses) on investments	560,653	659,549	30,392	(279,957)
Change in net unrealized appreciation (depreciation)
of investments	212,599	411,987	48,824	2,898,751
Net gains (losses) on investments	844,881	1,149,659	106,216	2,683,600
Net increase (decrease) in net assets resulting from operations	844,881	1,149,659	106,216	2,683,600
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,033,258	1,803,162	317,683	10,192,500
Contract terminations and surrenders	(637,718)	(480,192)	(10,097)	(636,811)
Death benefit payments	(13,533)	(3,198)	—	(51,709)
Policy loan transfers	(26,101)	(69,834)	(456)	(115,522)
Transfers to other contracts	(509,851)	(925,636)	(261,706)	(11,345,219)
Cost of insurance and administration charges	(246,131)	(417,961)	(16,112)	(429,876)
Mortality and expenses charges	(21,444)	(27,433)	(2,449)	(44,616)
Surrender charges	1,225	(93)	44	(6,462)
Increase (decrease) in net assets from policy related transactions	(420,295)	(121,185)	26,907	(2,437,715)
Total increase (decrease)	424,586	1,028,474	133,123	245,885
Net assets as of December 31, 2017	7,252,958	9,997,832	910,501	17,406,847

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,540	—	37,855	(95)
Total realized gains (losses) on investments	517,199	960,936	7,951	1,728,441
Change in net unrealized appreciation (depreciation)
of investments	(1,107,122)	(1,844,697)	(105,369)	(1,616,411)
Net gains (losses) on investments	(534,383)	(883,761)	(59,563)	111,935
Net increase (decrease) in net assets resulting from operations	(534,383)	(883,761)	(59,563)	111,935
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	388,866	1,286,478	438,062	10,299,925
Contract terminations and surrenders	(303,167)	(363,106)	(59,805)	(940,138)
Death benefit payments	(1,584)	(21,606)	(328)	(68,729)
Policy loan transfers	(35,976)	(93,706)	(564)	(12,207)
Transfers to other contracts	(1,075,115)	(1,167,706)	(233,506)	(9,999,488)
Cost of insurance and administration charges	(197,290)	(408,141)	(18,613)	(415,043)
Mortality and expenses charges	(18,740)	(17,922)	(2,889)	(40,115)
Surrender charges	(207)	(5,728)	(1,283)	5,496
Increase (decrease) in net assets from policy related transactions	(1,243,213)	(791,437)	121,074	(1,170,299)
Total increase (decrease)	(1,777,596)	(1,675,198)	61,511	(1,058,364)
Net assets as of December 31, 2018	$5,475,362	$8,322,634	$972,012	$16,348,483

(1) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco International Growth Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

Net assets as of January 1, 2017	$19,383,661	$464,516	$1,880,145	$9,472,359
Increase (decrease) in net assets
Operations:
Net investment income (loss)	339,083	2,108	(143)	(24)
Total realized gains (losses) on investments	500,473	26,384	193,423	110,368
Change in net unrealized appreciation (depreciation)
of investments	3,776,706	54,359	254,537	1,166,184
Net gains (losses) on investments	4,616,262	82,851	447,817	1,276,528
Net increase (decrease) in net assets resulting from operations	4,616,262	82,851	447,817	1,276,528
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,053,772	360,584	878,631	2,320,049
Contract terminations and surrenders	(593,731)	(72,451)	(84,174)	(466,585)
Death benefit payments	—	—	(8,039)	(42,313)
Policy loan transfers	56,115	9,625	(8,911)	(25,976)
Transfers to other contracts	(5,733,769)	(138,837)	(474,709)	(2,102,269)
Cost of insurance and administration charges	(360,810)	(16,605)	(60,869)	(172,292)
Mortality and expenses charges	(53,164)	(2,265)	(7,424)	(24,242)
Surrender charges	17,299	(464)	605	4,913
Increase (decrease) in net assets from policy related transactions	1,385,712	139,587	235,110	(508,715)
Total increase (decrease)	6,001,974	222,438	682,927	767,813
Net assets as of December 31, 2017	25,385,635	686,954	2,563,072	10,240,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	409,094	699	(139)	(35)
Total realized gains (losses) on investments	1,367,943	70,220	432,147	399,832
Change in net unrealized appreciation (depreciation)
of investments	(4,947,486)	(116,818)	(591,250)	(1,894,265)
Net gains (losses) on investments	(3,170,449)	(45,899)	(159,242)	(1,494,468)
Net increase (decrease) in net assets resulting from operations	(3,170,449)	(45,899)	(159,242)	(1,494,468)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,786,824	195,322	1,234,069	2,860,817
Contract terminations and surrenders	(884,818)	(46,580)	(56,374)	(119,877)
Death benefit payments	(66,890)	(782)	(12,515)	(28,838)
Policy loan transfers	(45,912)	(976)	12,287	68,234
Transfers to other contracts	(11,566,873)	(425,048)	(1,166,388)	(2,969,955)
Cost of insurance and administration charges	(326,192)	(15,740)	(69,663)	(147,787)
Mortality and expenses charges	(50,948)	(2,189)	(9,532)	(21,810)
Surrender charges	22,627	(552)	78	228
Increase (decrease) in net assets from policy related transactions	(6,132,182)	(296,545)	(68,038)	(358,988)
Total increase (decrease)	(9,302,631)	(342,444)	(227,280)	(1,853,456)
Net assets as of December 31, 2018	$16,083,004	$344,510	$2,335,792	$8,386,716

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net assets as of January 1, 2017	$4,445,042	$16,236,866	$32,521,877	$48,805,526
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(390)	244,386	206,824	1,222,664
Total realized gains (losses) on investments	513,074	271,779	3,254,543	(204,818)
Change in net unrealized appreciation (depreciation)
of investments	1,055,168	2,390,643	5,652,142	594,658
Net gains (losses) on investments	1,567,852	2,906,808	9,113,509	1,612,504
Net increase (decrease) in net assets resulting from operations	1,567,852	2,906,808	9,113,509	1,612,504
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,310,394	5,156,667	14,550,697	12,156,446
Contract terminations and surrenders	(342,629)	(433,689)	(2,161,634)	(843,297)
Death benefit payments	(9,553)	(7,593)	(63,633)	(48,400)
Policy loan transfers	(42,796)	8,561	(58,047)	(114,980)
Transfers to other contracts	(2,513,608)	(3,829,381)	(8,566,580)	(11,523,573)
Cost of insurance and administration charges	(116,218)	(296,768)	(660,672)	(795,630)
Mortality and expenses charges	(14,006)	(41,200)	(83,772)	(116,881)
Surrender charges	664	16,944	57,291	29,624
Increase (decrease) in net assets from policy related transactions	272,248	573,541	3,013,650	(1,256,691)
Total increase (decrease)	1,840,100	3,480,349	12,127,159	355,813
Net assets as of December 31, 2017	6,285,142	19,717,215	44,649,036	49,161,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(515)	375,482	67,797	1,154,775
Total realized gains (losses) on investments	887,262	1,210,412	4,061,370	(675,667)
Change in net unrealized appreciation (depreciation)
of investments	(1,089,795)	(1,653,739)	(4,846,042)	(1,142,533)
Net gains (losses) on investments	(203,048)	(67,845)	(716,875)	(663,425)
Net increase (decrease) in net assets resulting from operations	(203,048)	(67,845)	(716,875)	(663,425)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,847,123	9,464,738	20,392,228	14,002,486
Contract terminations and surrenders	(273,374)	(1,064,059)	(2,904,683)	(1,295,555)
Death benefit payments	(6,599)	(16,697)	(112,655)	(470,827)
Policy loan transfers	1,620	(157,583)	(237,962)	435
Transfers to other contracts	(4,026,066)	(5,207,991)	(11,406,248)	(18,158,426)
Cost of insurance and administration charges	(148,941)	(354,974)	(849,196)	(706,879)
Mortality and expenses charges	(19,903)	(51,201)	(113,868)	(111,046)
Surrender charges	(98)	20,067	73,103	19,023
Increase (decrease) in net assets from policy related transactions	1,373,762	2,632,300	4,840,719	(6,720,789)
Total increase (decrease)	1,170,714	2,564,455	4,123,844	(7,384,214)
Net assets as of December 31, 2018	$7,455,856	$22,281,670	$48,772,880	$41,777,125

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division	Janus Henderson Overseas Service Shares Division	JP Morgan Core Bond Class I Division

Net assets as of January 1, 2017	$6,207,540	$2,148,917	$3,099,054	$3,050,443
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16,324	59,267	87,768
Total realized gains (losses) on investments	295,130	124,044	(439,371)	(25,539)
Change in net unrealized appreciation (depreciation)
of investments	1,764,625	427,118	1,373,487	66,310
Net gains (losses) on investments	2,059,755	567,486	993,383	128,539
Net increase (decrease) in net assets resulting from operations	2,059,755	567,486	993,383	128,539
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,872,460	1,887,911	7,211,221	1,936,227
Contract terminations and surrenders	(511,128)	(174,591)	(333,260)	(1,646,248)
Death benefit payments	(326)	—	(112,897)	—
Policy loan transfers	(19,189)	(48,517)	332	5,911
Transfers to other contracts	(1,337,869)	(1,659,727)	(7,101,009)	(477,692)
Cost of insurance and administration charges	(224,234)	(54,993)	(92,650)	(41,146)
Mortality and expenses charges	(29,364)	(7,871)	(15,738)	(7,156)
Surrender charges	488	3,788	793	4,079
Increase (decrease) in net assets from policy related transactions	1,750,838	(54,000)	(443,208)	(226,025)
Total increase (decrease)	3,810,593	513,486	550,175	(97,486)
Net assets as of December 31, 2017	10,018,133	2,662,403	3,649,229	2,952,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	163,169	33,845	59,986	70,841
Total realized gains (losses) on investments	2,159,943	256,752	(42,941)	(74,548)
Change in net unrealized appreciation (depreciation)
of investments	(2,497,639)	(664,736)	(571,355)	1,387
Net gains (losses) on investments	(174,527)	(374,139)	(554,310)	(2,320)
Net increase (decrease) in net assets resulting from operations	(174,527)	(374,139)	(554,310)	(2,320)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,930,078	3,178,728	8,859,602	1,442,832
Contract terminations and surrenders	(181,045)	(94,176)	(171,114)	(259,046)
Death benefit payments	(20,835)	(1,253)	(1,348)	(52,570)
Policy loan transfers	(51,669)	(69,830)	(9,550)	(3,133)
Transfers to other contracts	(8,897,937)	(1,115,954)	(8,547,099)	(1,271,698)
Cost of insurance and administration charges	(302,295)	(64,259)	(63,192)	(33,607)
Mortality and expenses charges	(39,756)	(10,242)	(11,885)	(6,423)
Surrender charges	1,225	1,977	45	114
Increase (decrease) in net assets from policy related transactions	2,437,766	1,824,991	55,459	(183,531)
Total increase (decrease)	2,263,239	1,450,852	(498,851)	(185,851)
Net assets as of December 31, 2018	$12,281,372	$4,113,255	$3,150,378	$2,767,106

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	JP Morgan Small Cap Core Class I Division	LargeCap Growth Class 1 Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net assets as of January 1, 2017	$5,463,249	$46,799,515	$148,225,614	$117,572,380
Increase (decrease) in net assets
Operations:
Net investment income (loss)	19,509	201,727	53,643	2,365,348
Total realized gains (losses) on investments	201,653	2,609,885	10,456,273	7,780,317
Change in net unrealized appreciation (depreciation)
of investments	655,287	13,122,428	38,191,610	16,805,532
Net gains (losses) on investments	876,449	15,934,040	48,701,526	26,951,197
Net increase (decrease) in net assets resulting from operations	876,449	15,934,040	48,701,526	26,951,197
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,402,731	5,465,356	36,093,616	56,794,923
Contract terminations and surrenders	(1,418,514)	(2,253,651)	(7,958,748)	(6,907,911)
Death benefit payments	(27,717)	(86,066)	(602,581)	(107,635)
Policy loan transfers	1,599	(169,464)	(498,418)	(506,909)
Transfers to other contracts	(1,298,613)	(4,176,212)	(31,632,697)	(32,335,672)
Cost of insurance and administration charges	(61,091)	(1,274,561)	(4,029,817)	(3,145,867)
Mortality and expenses charges	(11,182)	(112,567)	(378,495)	(324,699)
Surrender charges	3,021	7,072	72,159	286,620
Increase (decrease) in net assets from policy related transactions	(409,766)	(2,600,093)	(8,934,981)	13,752,850
Total increase (decrease)	466,683	13,333,947	39,766,545	40,704,047
Net assets as of December 31, 2017	5,929,932	60,133,462	187,992,159	158,276,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,819	124,563	72,704	2,898,430
Total realized gains (losses) on investments	941,657	9,020,051	25,303,537	15,014,081
Change in net unrealized appreciation (depreciation)
of investments	(1,434,193)	(12,491,584)	(18,245,859)	(25,770,209)
Net gains (losses) on investments	(470,717)	(3,346,970)	7,130,382	(7,857,698)
Net increase (decrease) in net assets resulting from operations	(470,717)	(3,346,970)	7,130,382	(7,857,698)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,895,375	6,952,219	69,657,523	67,497,779
Contract terminations and surrenders	(471,677)	(2,351,158)	(10,513,006)	(7,294,810)
Death benefit payments	(3,462)	(33,095)	(640,523)	(204,561)
Policy loan transfers	(281,975)	(189,693)	(1,383,544)	(255,388)
Transfers to other contracts	(2,783,326)	(10,319,011)	(57,018,191)	(47,214,293)
Cost of insurance and administration charges	(62,145)	(1,257,063)	(4,189,798)	(3,541,812)
Mortality and expenses charges	(12,205)	(116,477)	(429,675)	(385,812)
Surrender charges	54	(1,851)	119,038	208,451
Increase (decrease) in net assets from policy related transactions	(1,719,361)	(7,316,129)	(4,398,176)	8,809,554
Total increase (decrease)	(2,190,078)	(10,663,099)	2,732,206	951,856
Net assets as of December 31, 2018	$3,739,854	$49,470,363	$190,724,365	$159,228,283

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Lord Abbett Series Fund Developing Growth Class VC Division	Lord Abbett Series Fund International Opportunities Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division

Net assets as of January 1, 2017	$3,310	$16,225	$14,959	$4,355,235
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,663	506	42,569
Total realized gains (losses) on investments	92	15,401	8,859	308,530
Change in net unrealized appreciation (depreciation)
of investments	1,525	2,338	263	807,342
Net gains (losses) on investments	1,617	19,402	9,628	1,158,441
Net increase (decrease) in net assets resulting from operations	1,617	19,402	9,628	1,158,441
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	22,964	144,015	102,509	3,516,743
Contract terminations and surrenders	—	—	(5,762)	(377,564)
Death benefit payments	—	—	—	(458)
Policy loan transfers	—	(1,776)	1,010	11,963
Transfers to other contracts	(16,192)	(9,265)	(21,518)	(1,647,528)
Cost of insurance and administration charges	(650)	(1,463)	(2,095)	(123,029)
Mortality and expenses charges	(114)	(141)	(230)	(16,453)
Surrender charges	—	—	(31)	17,316
Increase (decrease) in net assets from policy related transactions	6,008	131,370	73,883	1,380,990
Total increase (decrease)	7,625	150,772	83,511	2,539,431
Net assets as of December 31, 2017	10,935	166,997	98,470	6,894,666

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,936	2,547	48,484
Total realized gains (losses) on investments	86,857	48,866	43,633	537,444
Change in net unrealized appreciation (depreciation)
of investments	(172,667)	(146,505)	(138,411)	(1,229,639)
Net gains (losses) on investments	(85,810)	(93,703)	(92,231)	(643,711)
Net increase (decrease) in net assets resulting from operations	(85,810)	(93,703)	(92,231)	(643,711)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	691,904	418,754	785,978	1,726,129
Contract terminations and surrenders	—	(44,903)	(528)	(218,275)
Death benefit payments	—	—	—	(1,977)
Policy loan transfers	10	33,406	3,735	(3,427)
Transfers to other contracts	(39,175)	(111,101)	(76,192)	(1,833,832)
Cost of insurance and administration charges	(24,860)	(4,625)	(5,556)	(129,850)
Mortality and expenses charges	(1,277)	(399)	(694)	(18,322)
Surrender charges	—	(54)	18	1,252
Increase (decrease) in net assets from policy related transactions	626,602	291,078	706,761	(478,302)
Total increase (decrease)	540,792	197,375	614,530	(1,122,013)
Net assets as of December 31, 2018	$551,727	$364,372	$713,000	$5,772,653

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	MFS Growth Service Class Division	MFS Inflation-Adjusted Bond Service Class Division	MFS International Value Service Class Division	MFS Mid Cap Growth Service Class Division

Net assets as of January 1, 2017	$19,086,740	$21,453	$6,945,614	$571,258
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	134,458	—
Total realized gains (losses) on investments	1,562,848	3,241	341,131	51,540
Change in net unrealized appreciation (depreciation)
of investments	4,924,124	1,901	1,807,248	95,757
Net gains (losses) on investments	6,486,972	5,142	2,282,837	147,297
Net increase (decrease) in net assets resulting from operations	6,486,972	5,142	2,282,837	147,297
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,443,127	125,453	6,694,491	78,909
Contract terminations and surrenders	(1,450,268)	—	(459,073)	(67,016)
Death benefit payments	(194,165)	—	(2,453)	(1,114)
Policy loan transfers	(183,242)	(7)	22,411	—
Transfers to other contracts	(5,524,609)	(98,474)	(3,690,359)	(25,983)
Cost of insurance and administration charges	(405,386)	(1,395)	(158,758)	(8,157)
Mortality and expenses charges	(58,847)	(164)	(22,633)	(1,384)
Surrender charges	60,372	—	24,258	44
Increase (decrease) in net assets from policy related transactions	3,686,982	25,413	2,407,884	(24,701)
Total increase (decrease)	10,173,954	30,555	4,690,721	122,596
Net assets as of December 31, 2017	29,260,694	52,008	11,636,335	693,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,849	126,064	—
Total realized gains (losses) on investments	4,159,169	(7,415)	685,535	231,407
Change in net unrealized appreciation (depreciation)
of investments	(3,716,669)	(7,455)	(2,183,404)	(387,626)
Net gains (losses) on investments	442,500	(12,021)	(1,371,805)	(156,219)
Net increase (decrease) in net assets resulting from operations	442,500	(12,021)	(1,371,805)	(156,219)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,648,834	267,414	6,728,720	1,678,939
Contract terminations and surrenders	(1,059,317)	—	(468,828)	(6,766)
Death benefit payments	(105,498)	—	(17,001)	(3,844)
Policy loan transfers	(205,956)	1,992	(76,261)	(49,355)
Transfers to other contracts	(9,032,240)	(188,458)	(3,226,201)	(189,818)
Cost of insurance and administration charges	(474,892)	(3,545)	(219,647)	(22,525)
Mortality and expenses charges	(73,298)	(450)	(31,404)	(4,244)
Surrender charges	42,325	—	6,989	3
Increase (decrease) in net assets from policy related transactions	1,739,958	76,953	2,696,367	1,402,390
Total increase (decrease)	2,182,458	64,932	1,324,562	1,246,171
Net assets as of December 31, 2018	$31,443,152	$116,940	$12,960,897	$1,940,025

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division

Net assets as of January 1, 2017	$821,870	$9,296,986	$29,300	$2,042,763
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,983	(39)	1,171	41,800
Total realized gains (losses) on investments	52,245	281,077	17,484	(23,090)
Change in net unrealized appreciation (depreciation)
of investments	65,370	2,132,306	3,271	566,544
Net gains (losses) on investments	128,598	2,413,344	21,926	585,254
Net increase (decrease) in net assets resulting from operations	128,598	2,413,344	21,926	585,254
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	544,022	4,173,089	280,295	791,003
Contract terminations and surrenders	(83,982)	(411,507)	(21,018)	(40,900)
Death benefit payments	—	(7,045)	—	—
Policy loan transfers	4,165	(63,851)	11,361	8,065
Transfers to other contracts	(296,132)	(3,757,376)	(35,526)	(393,391)
Cost of insurance and administration charges	(18,892)	(221,153)	(5,192)	(43,359)
Mortality and expenses charges	(2,073)	(26,537)	(450)	(6,281)
Surrender charges	(14,908)	9,769	(132)	1,670
Increase (decrease) in net assets from policy related transactions	132,200	(304,611)	229,338	316,807
Total increase (decrease)	260,798	2,108,733	251,264	902,061
Net assets as of December 31, 2017	1,082,668	11,405,719	280,564	2,944,824

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,922	(53)	827	31,843
Total realized gains (losses) on investments	87,318	2,680,117	50,220	135,370
Change in net unrealized appreciation (depreciation)
of investments	(231,498)	(3,089,489)	(92,252)	(558,436)
Net gains (losses) on investments	(136,258)	(409,425)	(41,205)	(391,223)
Net increase (decrease) in net assets resulting from operations	(136,258)	(409,425)	(41,205)	(391,223)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	337,304	8,223,034	140,240	526,097
Contract terminations and surrenders	(4,636)	(752,333)	(135)	(172,835)
Death benefit payments	—	(8,440)	—	(23,590)
Policy loan transfers	—	(146,255)	(816)	3,999
Transfers to other contracts	(149,930)	(5,625,510)	(58,408)	(662,713)
Cost of insurance and administration charges	(21,357)	(247,176)	(9,108)	(43,744)
Mortality and expenses charges	(2,469)	(31,370)	(898)	(6,671)
Surrender charges	(4)	13,441	(31)	7,474
Increase (decrease) in net assets from policy related transactions	158,908	1,425,391	70,844	(371,983)
Total increase (decrease)	22,650	1,015,966	29,639	(763,206)
Net assets as of December 31, 2018	$1,105,318	$12,421,685	$310,203	$2,181,618

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	MFS Total Return Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division

Net assets as of January 1, 2017	$1,270,070	$3,287,564	$33,196,770	$179,257,288
Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,268	162,646	616,590	961,755
Total realized gains (losses) on investments	80,163	(102,719)	2,112,679	18,460,916
Change in net unrealized appreciation (depreciation)
of investments	73,166	455,607	2,927,344	24,860,357
Net gains (losses) on investments	193,597	515,534	5,656,613	44,283,028
Net increase (decrease) in net assets resulting from operations	193,597	515,534	5,656,613	44,283,028
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,026,880	1,571,927	8,132,823	25,774,798
Contract terminations and surrenders	(105,480)	(230,004)	(1,120,104)	(12,002,851)
Death benefit payments	—	—	(85,809)	(934,061)
Policy loan transfers	4,693	(91,584)	66,061	(1,603,072)
Transfers to other contracts	(160,659)	(1,161,283)	(6,739,258)	(19,738,083)
Cost of insurance and administration charges	(48,366)	(116,216)	(601,985)	(4,951,651)
Mortality and expenses charges	(6,030)	(16,040)	(93,144)	(392,295)
Surrender charges	6,575	5,521	33,209	(29,267)
Increase (decrease) in net assets from policy related transactions	717,613	(37,679)	(408,207)	(13,876,482)
Total increase (decrease)	911,210	477,855	5,248,406	30,406,546
Net assets as of December 31, 2017	2,181,280	3,765,419	38,445,176	209,663,834

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48,544	31,492	483,781	437,602
Total realized gains (losses) on investments	133,969	37,273	2,878,402	33,273,569
Change in net unrealized appreciation (depreciation)
of investments	(342,330)	(44,040)	(7,068,395)	(45,996,356)
Net gains (losses) on investments	(159,817)	24,725	(3,706,212)	(12,285,185)
Net increase (decrease) in net assets resulting from operations	(159,817)	24,725	(3,706,212)	(12,285,185)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,350,510	1,289,819	12,682,119	23,694,312
Contract terminations and surrenders	(62,293)	(209,877)	(1,893,016)	(10,825,178)
Death benefit payments	—	(12,343)	(50,854)	(582,657)
Policy loan transfers	(7,534)	(48,350)	(90,062)	(1,662,788)
Transfers to other contracts	(640,909)	(837,886)	(12,901,994)	(23,674,554)
Cost of insurance and administration charges	(60,961)	(110,270)	(550,174)	(4,788,359)
Mortality and expenses charges	(8,005)	(16,022)	(90,644)	(371,810)
Surrender charges	2,740	173	38,195	(56,675)
Increase (decrease) in net assets from policy related transactions	573,548	55,244	(2,856,430)	(18,267,709)
Total increase (decrease)	413,731	79,969	(6,562,642)	(30,552,894)
Net assets as of December 31, 2018	$2,595,011	$3,845,388	$31,882,534	$179,110,940

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Multi-Asset Income Class 1 Division	Neuberger Berman AMT Guardian Class I Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net assets as of January 1, 2017	$1,975	$3,254,172	$5,245,943	$852,564
Increase (decrease) in net assets
Operations:
Net investment income (loss)	850	11,254	34,286	—
Total realized gains (losses) on investments	179	(15,574)	213,106	23,723
Change in net unrealized appreciation (depreciation)
of investments	3,070	790,965	471,432	136,905
Net gains (losses) on investments	4,099	786,645	718,824	160,628
Net increase (decrease) in net assets resulting from operations	4,099	786,645	718,824	160,628
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	61,564	487,897	826,053	235,273
Contract terminations and surrenders	—	(55,134)	(308,312)	(24,440)
Death benefit payments	—	—	(26,640)	—
Policy loan transfers	1,178	3,708	(6,105)	2,236
Transfers to other contracts	(1,785)	(751,993)	(358,342)	(443,406)
Cost of insurance and administration charges	(1,046)	(71,563)	(101,164)	(10,833)
Mortality and expenses charges	(123)	(11,458)	(16,530)	(1,925)
Surrender charges	—	1,257	426	151
Increase (decrease) in net assets from policy related transactions	59,788	(397,286)	9,386	(242,944)
Total increase (decrease)	63,887	389,359	728,210	(82,316)
Net assets as of December 31, 2017	65,862	3,643,531	5,974,153	770,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,480	17,970	73,002	—
Total realized gains (losses) on investments	(38)	84,759	794,149	106,928
Change in net unrealized appreciation (depreciation)
of investments	(8,785)	(377,681)	(894,564)	(143,845)
Net gains (losses) on investments	(6,343)	(274,952)	(27,413)	(36,917)
Net increase (decrease) in net assets resulting from operations	(6,343)	(274,952)	(27,413)	(36,917)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	141,873	652,239	689,498	127,406
Contract terminations and surrenders	(1,598)	(64,224)	(328,018)	(61,911)
Death benefit payments	—	(184,578)	(1,328)	(586)
Policy loan transfers	36,638	(12,165)	(107,219)	(99)
Transfers to other contracts	(104,030)	(506,412)	(867,193)	(166,122)
Cost of insurance and administration charges	(1,748)	(66,448)	(100,692)	(11,364)
Mortality and expenses charges	(197)	(11,592)	(17,978)	(2,053)
Surrender charges	(2)	1,265	(959)	(966)
Increase (decrease) in net assets from policy related transactions	70,936	(191,915)	(733,889)	(115,695)
Total increase (decrease)	64,593	(466,867)	(761,302)	(152,612)
Net assets as of December 31, 2018	$130,455	$3,176,664	$5,212,851	$617,636

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division

Net assets as of January 1, 2017	$3,837,691	$2,410,703	$450,232	$949,500
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,662	137,837	61,180	55,516
Total realized gains (losses) on investments	257,438	(7,528)	(482)	29,609
Change in net unrealized appreciation (depreciation)
of investments	287,429	223,043	(40,514)	13,204
Net gains (losses) on investments	573,529	353,352	20,184	98,329
Net increase (decrease) in net assets resulting from operations	573,529	353,352	20,184	98,329
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,903,435	654,560	350,079	2,167,819
Contract terminations and surrenders	(526,849)	(17,053)	(43,108)	(43,995)
Death benefit payments	—	—	—	—
Policy loan transfers	(44,928)	4,055	46	(110)
Transfers to other contracts	(1,076,657)	(185,794)	(95,089)	(1,855,011)
Cost of insurance and administration charges	(79,462)	(50,983)	(10,895)	(17,116)
Mortality and expenses charges	(11,973)	(7,031)	(1,449)	(2,582)
Surrender charges	14,075	66	804	688
Increase (decrease) in net assets from policy related transactions	177,641	397,820	200,388	249,693
Total increase (decrease)	751,170	751,172	220,572	348,022
Net assets as of December 31, 2017	4,588,861	3,161,875	670,804	1,297,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,277	94,888	15,869	51,737
Total realized gains (losses) on investments	905,549	(14,761)	(22,029)	19,487
Change in net unrealized appreciation (depreciation)
of investments	(1,588,048)	(246,595)	(100,705)	(133,653)
Net gains (losses) on investments	(679,222)	(166,468)	(106,865)	(62,429)
Net increase (decrease) in net assets resulting from operations	(679,222)	(166,468)	(106,865)	(62,429)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,493,804	592,652	384,539	3,373,337
Contract terminations and surrenders	(249,837)	(114,594)	(63,822)	(100,687)
Death benefit payments	(89,095)	(562)	(1,030)	(1,176)
Policy loan transfers	(65,879)	(37,868)	(55,946)	291
Transfers to other contracts	(1,838,964)	(665,888)	(205,125)	(3,311,745)
Cost of insurance and administration charges	(106,169)	(58,622)	(14,436)	(21,537)
Mortality and expenses charges	(14,458)	(8,451)	(1,999)	(3,400)
Surrender charges	9,088	(21)	1,218	(402)
Increase (decrease) in net assets from policy related transactions	1,138,490	(293,354)	43,399	(65,319)
Total increase (decrease)	459,268	(459,822)	(63,466)	(127,748)
Net assets as of December 31, 2018	$5,048,129	$2,702,053	$607,338	$1,169,774

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division

Net assets as of January 1, 2017	$9,159,255	$535,841	$—	$10,161,498
Increase (decrease) in net assets
Operations:
Net investment income (loss)	502,102	15,407	194	240,637
Total realized gains (losses) on investments	73,785	2,640	11	(158,019)
Change in net unrealized appreciation (depreciation)
of investments	62,741	43,144	(22)	280,160
Net gains (losses) on investments	638,628	61,191	183	362,778
Net increase (decrease) in net assets resulting from operations	638,628	61,191	183	362,778
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,037,778	342,351	40,234	3,477,767
Contract terminations and surrenders	(681,856)	—	—	(248,925)
Death benefit payments	(471)	—	—	(1,461)
Policy loan transfers	(99,520)	(506)	—	(16,460)
Transfers to other contracts	(6,035,931)	(205,768)	(9,349)	(2,840,333)
Cost of insurance and administration charges	(180,670)	(8,269)	(523)	(177,536)
Mortality and expenses charges	(24,845)	(1,166)	(45)	(24,128)
Surrender charges	32,884	—	—	7,900
Increase (decrease) in net assets from policy related transactions	2,047,369	126,642	30,317	176,824
Total increase (decrease)	2,685,997	187,833	30,500	539,602
Net assets as of December 31, 2017	11,845,252	723,674	30,500	10,701,100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	640,505	16,686	7,814	268,562
Total realized gains (losses) on investments	186,974	(31,784)	(711)	(137,693)
Change in net unrealized appreciation (depreciation)
of investments	(1,166,806)	(2,078)	(1,993)	(384,716)
Net gains (losses) on investments	(339,327)	(17,176)	5,110	(253,847)
Net increase (decrease) in net assets resulting from operations	(339,327)	(17,176)	5,110	(253,847)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,029,384	145,968	627,314	6,191,789
Contract terminations and surrenders	(1,086,734)	—	—	(537,640)
Death benefit payments	(27,619)	—	—	(55,803)
Policy loan transfers	(88,466)	(26,178)	(10,151)	(44,878)
Transfers to other contracts	(9,114,214)	(89,874)	(143,242)	(5,066,558)
Cost of insurance and administration charges	(214,279)	(5,249)	(6,936)	(184,372)
Mortality and expenses charges	(30,760)	(985)	(909)	(26,122)
Surrender charges	29,438	—	—	18,631
Increase (decrease) in net assets from policy related transactions	1,496,750	23,682	466,076	295,047
Total increase (decrease)	1,157,423	6,506	471,186	41,200
Net assets as of December 31, 2018	$13,002,675	$730,180	$501,686	$10,742,300

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division

Net assets as of January 1, 2017	$18,281,887	$34,725,852	$17,828,108	$15,504,600
Increase (decrease) in net assets
Operations:
Net investment income (loss)	343,750	768,725	237,585	346,329
Total realized gains (losses) on investments	24,939	(372,416)	339,960	505,478
Change in net unrealized appreciation (depreciation)
of investments	101,544	1,369,882	2,987,475	934,017
Net gains (losses) on investments	470,233	1,766,191	3,565,020	1,785,824
Net increase (decrease) in net assets resulting from operations	470,233	1,766,191	3,565,020	1,785,824
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,217,435	22,545,825	2,866,672	9,166,956
Contract terminations and surrenders	(656,285)	(1,774,975)	(1,554,760)	(2,383,305)
Death benefit payments	—	(1,502)	(2,542)	(173)
Policy loan transfers	40,229	(128,999)	(109,715)	(54,366)
Transfers to other contracts	(4,833,866)	(12,396,556)	(1,511,928)	(6,264,363)
Cost of insurance and administration charges	(333,341)	(540,337)	(582,682)	(316,803)
Mortality and expenses charges	(46,120)	(69,901)	(45,991)	(41,249)
Surrender charges	25,750	87,523	(841)	16,761
Increase (decrease) in net assets from policy related transactions	5,413,802	7,721,078	(941,787)	123,458
Total increase (decrease)	5,884,035	9,487,269	2,623,233	1,909,282
Net assets as of December 31, 2017	24,165,922	44,213,121	20,451,341	17,413,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	539,972	1,106,377	238,694	480,659
Total realized gains (losses) on investments	128,952	17,615	1,703,856	814,687
Change in net unrealized appreciation (depreciation)
of investments	(312,838)	(1,379,917)	(2,596,848)	(1,917,312)
Net gains (losses) on investments	356,086	(255,925)	(654,298)	(621,966)
Net increase (decrease) in net assets resulting from operations	356,086	(255,925)	(654,298)	(621,966)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	15,871,249	21,080,045	2,855,714	6,066,550
Contract terminations and surrenders	(3,619,564)	(2,369,582)	(1,297,917)	(706,743)
Death benefit payments	(7,578)	(170,249)	(25,488)	(4,800)
Policy loan transfers	(75,654)	173,840	(107,900)	(80,874)
Transfers to other contracts	(6,797,230)	(17,824,307)	(1,502,027)	(7,510,405)
Cost of insurance and administration charges	(355,903)	(602,224)	(581,770)	(306,773)
Mortality and expenses charges	(52,862)	(82,094)	(41,276)	(41,598)
Surrender charges	148,757	61,459	7,967	4,149
Increase (decrease) in net assets from policy related transactions	5,111,215	266,888	(692,697)	(2,580,494)
Total increase (decrease)	5,467,301	10,963	(1,346,995)	(3,202,460)
Net assets as of December 31, 2018	$29,633,223	$44,224,084	$19,104,346	$14,211,422

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net assets as of January 1, 2017	$78,472,847	$57,057,448	$33,896,802	$16,429,556
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,751,393	1,177,428	554,518	243,399
Total realized gains (losses) on investments	1,134,605	657,832	792,194	848,250
Change in net unrealized appreciation (depreciation)
of investments	9,346,295	9,791,971	6,008,664	2,589,254
Net gains (losses) on investments	12,232,293	11,627,231	7,355,376	3,680,903
Net increase (decrease) in net assets resulting from operations	12,232,293	11,627,231	7,355,376	3,680,903
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	35,120,201	40,571,618	19,909,642	7,172,687
Contract terminations and surrenders	(5,187,565)	(6,147,489)	(3,060,332)	(1,112,199)
Death benefit payments	(15,624)	(22,435)	(1,592)	(1,300)
Policy loan transfers	(87,484)	(310,510)	(469,888)	(112,571)
Transfers to other contracts	(26,253,262)	(19,796,486)	(10,971,240)	(6,724,916)
Cost of insurance and administration charges	(1,703,255)	(1,658,439)	(1,080,678)	(560,174)
Mortality and expenses charges	(217,037)	(189,202)	(105,119)	(51,322)
Surrender charges	112,710	76,948	(2,946)	7,583
Increase (decrease) in net assets from policy related transactions	1,768,684	12,524,005	4,217,847	(1,382,212)
Total increase (decrease)	14,000,977	24,151,236	11,573,223	2,298,691
Net assets as of December 31, 2017	92,473,824	81,208,684	45,470,025	18,728,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,602,795	2,277,565	1,003,302	406,774
Total realized gains (losses) on investments	2,715,429	4,426,089	2,931,903	1,994,292
Change in net unrealized appreciation (depreciation)
of investments	(10,559,120)	(13,050,347)	(7,767,813)	(4,156,437)
Net gains (losses) on investments	(5,240,896)	(6,346,693)	(3,832,608)	(1,755,371)
Net increase (decrease) in net assets resulting from operations	(5,240,896)	(6,346,693)	(3,832,608)	(1,755,371)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	51,729,807	72,666,448	27,041,538	10,168,207
Contract terminations and surrenders	(8,031,238)	(8,178,746)	(2,209,448)	(1,221,712)
Death benefit payments	(26,501)	(286,529)	(74,844)	(52,528)
Policy loan transfers	(487,149)	(976,651)	(282,952)	(60,329)
Transfers to other contracts	(39,903,260)	(53,593,472)	(18,375,044)	(6,262,574)
Cost of insurance and administration charges	(1,819,307)	(1,886,750)	(1,188,121)	(587,955)
Mortality and expenses charges	(237,988)	(222,075)	(110,047)	(50,156)
Surrender charges	233,726	177,319	4,423	4,112
Increase (decrease) in net assets from policy related transactions	1,458,090	7,699,544	4,805,505	1,937,065
Total increase (decrease)	(3,782,806)	1,352,851	972,897	181,694
Net assets as of December 31, 2018	$88,691,018	$82,561,535	$46,442,922	$18,909,941

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Equity Income Class IB Division (1)	Putnam VT Growth Opportunities Class IB Division

Net assets as of January 1, 2017	$1,951,488	$8,521,689	$—	$22,655,434
Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,775	214,563	—	25,724
Total realized gains (losses) on investments	63,438	120,541	1,313	708,680
Change in net unrealized appreciation (depreciation)
of investments	514,327	428,212	92,590	6,074,108
Net gains (losses) on investments	607,540	763,316	93,903	6,808,512
Net increase (decrease) in net assets resulting from operations	607,540	763,316	93,903	6,808,512
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,719,753	3,718,392	814,821	2,281,875
Contract terminations and surrenders	(147,842)	(740,869)	(24,012)	(1,393,229)
Death benefit payments	(349)	(633)	—	(353,140)
Policy loan transfers	(27,774)	(37,251)	—	(57,656)
Transfers to other contracts	(1,342,247)	(2,807,239)	(12,960)	(1,008,706)
Cost of insurance and administration charges	(61,735)	(165,958)	(7,419)	(914,351)
Mortality and expenses charges	(9,052)	(20,505)	(1,278)	(73,088)
Surrender charges	935	16,919	61	(8,759)
Increase (decrease) in net assets from policy related transactions	2,131,689	(37,144)	769,213	(1,527,054)
Total increase (decrease)	2,739,229	726,172	863,116	5,281,458
Net assets as of December 31, 2017	4,690,717	9,247,861	863,116	27,936,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88,130	284,126	5,277	(159)
Total realized gains (losses) on investments	584,342	256,122	52,301	2,774,085
Change in net unrealized appreciation (depreciation)
of investments	(966,507)	(814,101)	(117,468)	(1,994,846)
Net gains (losses) on investments	(294,035)	(273,853)	(59,890)	779,080
Net increase (decrease) in net assets resulting from operations	(294,035)	(273,853)	(59,890)	779,080
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,132,987	7,509,751	44,415	2,543,658
Contract terminations and surrenders	(451,538)	(906,476)	(5,199)	(2,212,061)
Death benefit payments	(74,627)	(47,112)	(193)	(91,019)
Policy loan transfers	(12,880)	(23,442)	(6,671)	(159,450)
Transfers to other contracts	(7,448,560)	(6,301,020)	(145,384)	(1,634,182)
Cost of insurance and administration charges	(78,028)	(183,454)	(11,385)	(852,356)
Mortality and expenses charges	(11,753)	(22,855)	(2,145)	(75,877)
Surrender charges	13,221	24,206	3	(744)
Increase (decrease) in net assets from policy related transactions	(931,178)	49,598	(126,559)	(2,482,031)
Total increase (decrease)	(1,225,213)	(224,255)	(186,449)	(1,702,951)
Net assets as of December 31, 2018	$3,465,504	$9,023,606	$676,667	$26,233,941

(1) Commenced operations May 12, 2017.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)	Rydex Utilities Division (1)

Net assets as of January 1, 2017	$770,249	$78,178,172	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,216	1,327,365	—	—
Total realized gains (losses) on investments	(961)	11,306,063	—	—
Change in net unrealized appreciation (depreciation)
of investments	172,404	(5,928,633)	—	—
Net gains (losses) on investments	189,659	6,704,795	—	—
Net increase (decrease) in net assets resulting from operations	189,659	6,704,795	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	222,806	19,407,686	—	—
Contract terminations and surrenders	(110,134)	(4,502,799)	—	—
Death benefit payments	—	(135,162)	—	—
Policy loan transfers	(10)	(327,760)	—	—
Transfers to other contracts	(145,273)	(21,948,484)	—	—
Cost of insurance and administration charges	(9,612)	(1,901,531)	—	—
Mortality and expenses charges	(1,765)	(203,081)	—	—
Surrender charges	189	25,544	—	—
Increase (decrease) in net assets from policy related transactions	(43,799)	(9,585,587)	—	—
Total increase (decrease)	145,860	(2,880,792)	—	—
Net assets as of December 31, 2017	916,109	75,297,380	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,844	1,283,173	—	—
Total realized gains (losses) on investments	17,461	6,048,897	—	—
Change in net unrealized appreciation (depreciation)
of investments	(185,412)	(10,397,871)	—	—
Net gains (losses) on investments	(156,107)	(3,065,801)	—	—
Net increase (decrease) in net assets resulting from operations	(156,107)	(3,065,801)	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	127,816	20,029,403	—	—
Contract terminations and surrenders	(107,242)	(3,222,668)	—	—
Death benefit payments	(145)	(125,665)	—	—
Policy loan transfers	(4,711)	(204,421)	—	—
Transfers to other contracts	(139,611)	(19,020,210)	—	—
Cost of insurance and administration charges	(8,443)	(1,747,247)	—	—
Mortality and expenses charges	(1,676)	(180,463)	—	—
Surrender charges	8	4,957	—	—
Increase (decrease) in net assets from policy related transactions	(134,004)	(4,466,314)	—	—
Total increase (decrease)	(290,111)	(7,532,115)	—	—
Net assets as of December 31, 2018	$625,998	$67,765,265	$—	$—

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Net assets as of January 1, 2017	$69,351,386	$39,530,044	$51,320,237	$21,032,360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,552,279	1,130,767	893,959	746,294
Total realized gains (losses) on investments	664,118	(14,053)	1,909,955	(68,063)
Change in net unrealized appreciation (depreciation)
of investments	8,050,062	3,265,341	7,402,044	1,102,674
Net gains (losses) on investments	10,266,459	4,382,055	10,205,958	1,780,905
Net increase (decrease) in net assets resulting from operations	10,266,459	4,382,055	10,205,958	1,780,905
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,747,228	6,843,809	10,578,214	6,844,303
Contract terminations and surrenders	(3,818,524)	(2,039,441)	(3,226,957)	(2,181,504)
Death benefit payments	(79,141)	(917)	(32,657)	(8,024)
Policy loan transfers	(2,604,432)	(565,301)	(1,086,135)	(187,577)
Transfers to other contracts	(4,600,210)	(4,480,254)	(3,493,781)	(2,957,279)
Cost of insurance and administration charges	(2,842,087)	(1,076,833)	(1,993,951)	(675,461)
Mortality and expenses charges	(253,063)	(123,662)	(195,714)	(63,099)
Surrender charges	(30,794)	54,122	(38,982)	(2,900)
Increase (decrease) in net assets from policy related transactions	(2,481,023)	(1,388,477)	510,037	768,459
Total increase (decrease)	7,785,436	2,993,578	10,715,995	2,549,364
Net assets as of December 31, 2017	77,136,822	42,523,622	62,036,232	23,581,724

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,306,481	1,527,341	1,760,899	864,186
Total realized gains (losses) on investments	2,925,213	1,388,532	3,827,689	282,025
Change in net unrealized appreciation (depreciation)
of investments	(8,993,883)	(4,517,618)	(9,775,722)	(1,560,037)
Net gains (losses) on investments	(3,762,189)	(1,601,745)	(4,187,134)	(413,826)
Net increase (decrease) in net assets resulting from operations	(3,762,189)	(1,601,745)	(4,187,134)	(413,826)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,482,470	9,243,890	13,843,090	7,334,308
Contract terminations and surrenders	(3,576,412)	(1,329,936)	(2,818,823)	(1,402,568)
Death benefit payments	(477,271)	(207,087)	(204,803)	(120,472)
Policy loan transfers	(194,214)	(186,486)	(371,308)	(395,774)
Transfers to other contracts	(7,218,191)	(3,355,261)	(6,762,491)	(7,023,029)
Cost of insurance and administration charges	(2,908,753)	(1,134,657)	(2,026,456)	(720,061)
Mortality and expenses charges	(257,253)	(137,634)	(197,673)	(63,804)
Surrender charges	(73,037)	24,374	(35,224)	(16,751)
Increase (decrease) in net assets from policy related transactions	(2,222,661)	2,917,203	1,426,312	(2,408,151)
Total increase (decrease)	(5,984,850)	1,315,458	(2,760,822)	(2,821,977)
Net assets as of December 31, 2018	$71,151,972	$43,839,080	$59,275,410	$20,759,747

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Net assets as of January 1, 2017	$52,335,634	$45,937,829	$88,433,985	$2,324,241
Increase (decrease) in net assets
Operations:
Net investment income (loss)	787,498	843,954	334,912	38,601
Total realized gains (losses) on investments	2,973,781	(196,229)	2,109,897	275,076
Change in net unrealized appreciation (depreciation)
of investments	7,352,778	366,471	8,377,954	55,955
Net gains (losses) on investments	11,114,057	1,014,196	10,822,763	369,632
Net increase (decrease) in net assets resulting from operations	11,114,057	1,014,196	10,822,763	369,632
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,476,186	17,173,384	12,116,943	4,491,906
Contract terminations and surrenders	(2,278,071)	(5,124,850)	(7,147,408)	(47,738)
Death benefit payments	(12,768)	(46,629)	(203,347)	(1,617)
Policy loan transfers	(795,241)	(154,332)	(503,458)	—
Transfers to other contracts	(7,281,739)	(13,769,450)	(10,530,174)	(4,453,850)
Cost of insurance and administration charges	(1,914,958)	(1,124,670)	(2,293,335)	(31,216)
Mortality and expenses charges	(191,006)	(119,600)	(204,212)	(5,275)
Surrender charges	(67,722)	65,403	10,444	120
Increase (decrease) in net assets from policy related transactions	(4,065,319)	(3,100,744)	(8,754,547)	(47,670)
Total increase (decrease)	7,048,738	(2,086,548)	2,068,216	321,962
Net assets as of December 31, 2017	59,384,372	43,851,281	90,502,201	2,646,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,419,688	926,195	258,468	35,040
Total realized gains (losses) on investments	3,828,045	(185,301)	11,482,218	184,257
Change in net unrealized appreciation (depreciation)
of investments	(10,305,026)	(304,007)	(20,264,477)	(392,237)
Net gains (losses) on investments	(5,057,293)	436,887	(8,523,791)	(172,940)
Net increase (decrease) in net assets resulting from operations	(5,057,293)	436,887	(8,523,791)	(172,940)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,063,449	16,913,763	14,112,031	5,311,194
Contract terminations and surrenders	(2,172,381)	(2,394,276)	(5,473,325)	(640,276)
Death benefit payments	(20,679)	(45,417)	(202,659)	(29,410)
Policy loan transfers	(507,571)	(147,549)	(420,340)	(3,378)
Transfers to other contracts	(4,639,820)	(13,123,423)	(16,427,787)	(5,413,888)
Cost of insurance and administration charges	(1,808,299)	(1,022,522)	(2,153,059)	(26,698)
Mortality and expenses charges	(175,024)	(111,907)	(194,909)	(4,994)
Surrender charges	(183,208)	32,191	(5,830)	355
Increase (decrease) in net assets from policy related transactions	(443,533)	100,860	(10,765,878)	(807,095)
Total increase (decrease)	(5,500,826)	537,747	(19,289,669)	(980,035)
Net assets as of December 31, 2018	$53,883,546	$44,389,028	$71,212,532	$1,666,168

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	T. Rowe Price Health Sciences Portfolio II Division (1)	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net assets as of January 1, 2017	$—	$5,616,435	$13,080,015	$17,061,077
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	65,680	380,341	(7)
Total realized gains (losses) on investments	76	(162,116)	(161,384)	(442,160)
Change in net unrealized appreciation (depreciation)
of investments	(27)	2,330,974	1,994,161	741,589
Net gains (losses) on investments	49	2,234,538	2,213,118	299,422
Net increase (decrease) in net assets resulting from operations	49	2,234,538	2,213,118	299,422
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,791	5,156,083	3,582,506	8,688,764
Contract terminations and surrenders	—	(319,601)	(213,242)	(667,642)
Death benefit payments	—	—	—	(68,996)
Policy loan transfers	—	72,803	(102,054)	(62,116)
Transfers to other contracts	—	(4,922,545)	(2,878,092)	(5,297,895)
Cost of insurance and administration charges	(10)	(154,062)	(208,745)	(385,644)
Mortality and expenses charges	(3)	(23,467)	(28,077)	(47,423)
Surrender charges	—	3,405	6,959	13,703
Increase (decrease) in net assets from policy related transactions	1,778	(187,384)	159,255	2,172,751
Total increase (decrease)	1,827	2,047,154	2,372,373	2,472,173
Net assets as of December 31, 2017	1,827	7,663,589	15,452,388	19,533,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	64,363	404,015	(7)
Total realized gains (losses) on investments	105,521	(39,395)	121,679	(220,265)
Change in net unrealized appreciation (depreciation)
of investments	(162,107)	(1,307,897)	(2,947,925)	625,765
Net gains (losses) on investments	(56,586)	(1,282,929)	(2,422,231)	405,493
Net increase (decrease) in net assets resulting from operations	(56,586)	(1,282,929)	(2,422,231)	405,493
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,620,981	7,342,200	4,380,124	9,445,058
Contract terminations and surrenders	—	(261,571)	(491,657)	(1,475,475)
Death benefit payments	—	(47,174)	(61,035)	(63,289)
Policy loan transfers	1,825	(24,348)	(101,207)	(24,995)
Transfers to other contracts	(529,541)	(6,614,471)	(3,525,215)	(7,229,181)
Cost of insurance and administration charges	(8,863)	(140,707)	(206,918)	(397,986)
Mortality and expenses charges	(1,690)	(22,279)	(29,722)	(51,665)
Surrender charges	—	1,260	17,484	37,553
Increase (decrease) in net assets from policy related transactions	1,082,712	232,910	(18,146)	240,020
Total increase (decrease)	1,026,126	(1,050,019)	(2,440,377)	645,513
Net assets as of December 31, 2018	$1,027,953	$6,613,570	$13,012,011	$20,178,763

(1) Commenced operations May 15, 2017.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2017	$577,063	$3,560,799	$1,621,244	$1,040,410
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,432	17,408	27,456	(429)
Total realized gains (losses) on investments	3,763	374,774	6,618	(34,213)
Change in net unrealized appreciation (depreciation)
of investments	40,909	(68,653)	188,275	(2,499)
Net gains (losses) on investments	52,104	323,529	222,349	(37,141)
Net increase (decrease) in net assets resulting from operations	52,104	323,529	222,349	(37,141)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	210,140	244,930	375,405	604,628
Contract terminations and surrenders	(3,093)	(60,770)	(44,969)	(106,299)
Death benefit payments	—	—	—	—
Policy loan transfers	(62)	(54,880)	(947)	(43,224)
Transfers to other contracts	(169,206)	(2,731,684)	(148,198)	(272,828)
Cost of insurance and administration charges	(13,286)	(70,034)	(46,186)	(40,515)
Mortality and expenses charges	(1,527)	(9,299)	(7,130)	(3,256)
Surrender charges	(551)	(10,125)	(957)	(2,818)
Increase (decrease) in net assets from policy related transactions	22,415	(2,691,862)	127,018	135,688
Total increase (decrease)	74,519	(2,368,333)	349,367	98,547
Net assets as of December 31, 2017	651,582	1,192,466	1,970,611	1,138,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,248	18,960	10,882	(7)
Total realized gains (losses) on investments	46,747	74,807	150,355	(25,999)
Change in net unrealized appreciation (depreciation)
of investments	(109,629)	(203,562)	(206,725)	(233,816)
Net gains (losses) on investments	(49,634)	(109,795)	(45,488)	(259,822)
Net increase (decrease) in net assets resulting from operations	(49,634)	(109,795)	(45,488)	(259,822)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	275,734	233,107	241,107	1,147,903
Contract terminations and surrenders	(150)	(12,698)	(19,528)	(13,003)
Death benefit payments	—	—	—	—
Policy loan transfers	(4,244)	(15,897)	31,808	45,394
Transfers to other contracts	(69,572)	(77,047)	(1,467,555)	(554,386)
Cost of insurance and administration charges	(15,979)	(32,891)	(37,792)	(36,186)
Mortality and expenses charges	(1,958)	(5,284)	(6,450)	(2,899)
Surrender charges	6	(20)	(19)	(321)
Increase (decrease) in net assets from policy related transactions	183,837	89,270	(1,258,429)	586,502
Total increase (decrease)	134,203	(20,525)	(1,303,917)	326,680
Net assets as of December 31, 2018	$785,785	$1,171,941	$666,694	$1,465,637

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division

Net assets as of January 1, 2017	$10,298,267	$53,752,739	$117,629,127	$60,191,044
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,149,566	2,289,362	811,286
Total realized gains (losses) on investments	(216,305)	3,099,707	9,674,056	4,013,813
Change in net unrealized appreciation (depreciation)
of investments	(96,479)	2,629,181	13,508,332	7,347,566
Net gains (losses) on investments	(312,784)	6,878,454	25,471,750	12,172,665
Net increase (decrease) in net assets resulting from operations	(312,784)	6,878,454	25,471,750	12,172,665
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,143,896	13,469,585	32,357,748	31,018,630
Contract terminations and surrenders	(206,555)	(16,266,916)	(8,141,340)	(4,298,480)
Death benefit payments	(3,138)	(12,600)	(62,627)	(65,687)
Policy loan transfers	(109,280)	66,466	243,092	82,280
Transfers to other contracts	(4,101,621)	(10,736,079)	(24,853,995)	(20,877,530)
Cost of insurance and administration charges	(146,059)	(763,956)	(1,714,863)	(1,179,632)
Mortality and expenses charges	(20,957)	(144,359)	(296,635)	(177,991)
Surrender charges	10,913	21,837	11,593	123,140
Increase (decrease) in net assets from policy related transactions	(432,801)	(14,366,022)	(2,457,027)	4,624,730
Total increase (decrease)	(745,585)	(7,487,568)	23,014,723	16,797,395
Net assets as of December 31, 2017	9,552,682	46,265,171	140,643,850	76,988,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,037,676	2,385,750	936,747
Total realized gains (losses) on investments	201,333	2,486,446	10,880,257	4,827,350
Change in net unrealized appreciation (depreciation)
of investments	(2,760,290)	(4,945,234)	(19,154,231)	(13,242,999)
Net gains (losses) on investments	(2,558,957)	(1,421,112)	(5,888,224)	(7,478,902)
Net increase (decrease) in net assets resulting from operations	(2,558,957)	(1,421,112)	(5,888,224)	(7,478,902)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,958,542	15,069,076	56,046,597	40,569,873
Contract terminations and surrenders	(155,673)	(1,713,262)	(4,566,509)	(4,166,383)
Death benefit payments	(23,180)	(97,446)	(1,111,833)	(174,816)
Policy loan transfers	(35,355)	(84,956)	(71,507)	(251,336)
Transfers to other contracts	(4,080,714)	(16,166,187)	(51,126,600)	(31,749,203)
Cost of insurance and administration charges	(133,357)	(661,065)	(1,701,927)	(1,244,424)
Mortality and expenses charges	(20,327)	(127,897)	(320,336)	(195,844)
Surrender charges	610	469	1,772	91,736
Increase (decrease) in net assets from policy related transactions	(489,454)	(3,781,268)	(2,850,343)	2,879,603
Total increase (decrease)	(3,048,411)	(5,202,380)	(8,738,567)	(4,599,299)
Net assets as of December 31, 2018	$6,504,271	$41,062,791	$131,905,283	$72,389,140

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2018 and 2017

	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Net assets as of January 1, 2017	$344,927	$3,162,495	$6,089,187
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,026	19,254	822
Total realized gains (losses) on investments	9,735	158,797	(5,579)
Change in net unrealized appreciation (depreciation)
of investments	153,104	126,306	2,089,032
Net gains (losses) on investments	172,865	304,357	2,084,275
Net increase (decrease) in net assets resulting from operations	172,865	304,357	2,084,275
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	834,996	515,274	4,090,009
Contract terminations and surrenders	(39,007)	(172,574)	(108,088)
Death benefit payments	—	—	—
Policy loan transfers	(6,770)	11,990	(86,907)
Transfers to other contracts	(76,397)	(913,904)	(3,883,056)
Cost of insurance and administration charges	(11,128)	(74,365)	(103,630)
Mortality and expenses charges	(1,070)	(5,467)	(11,740)
Surrender charges	(1,085)	(2)	(74)
Increase (decrease) in net assets from policy related transactions	699,539	(639,048)	(103,486)
Total increase (decrease)	872,404	(334,691)	1,980,789
Net assets as of December 31, 2017	1,217,331	2,827,804	8,069,976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,142	24,498	(55)
Total realized gains (losses) on investments	193,727	283,699	1,232,637
Change in net unrealized appreciation (depreciation)
of investments	(497,897)	(368,487)	(1,271,709)
Net gains (losses) on investments	(276,028)	(60,290)	(39,127)
Net increase (decrease) in net assets resulting from operations	(276,028)	(60,290)	(39,127)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	837,167	339,176	3,624,513
Contract terminations and surrenders	(51,629)	(212,656)	(155,502)
Death benefit payments	—	(1,132)	(9,820)
Policy loan transfers	7,068	(406,596)	(4,025)
Transfers to other contracts	(325,114)	(487,683)	(1,968,833)
Cost of insurance and administration charges	(23,198)	(64,178)	(122,736)
Mortality and expenses charges	(2,214)	(3,997)	(16,194)
Surrender charges	176	(256)	(101)
Increase (decrease) in net assets from policy related transactions	442,256	(837,322)	1,347,302
Total increase (decrease)	166,228	(897,612)	1,308,175
Net assets as of December 31, 2018	$1,383,559	$1,930,192	$9,378,151

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2018, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account (11)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Multi-Asset Income Account (7)
Principal Capital Appreciation Account (3)
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund, Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Income & Growth Fund – Class I
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series: Blue Chip Income and Growth Fund – Class 2 (4) Global Balanced Fund – Class 2 (12) Global Bond Fund – Class 2 (4)
Growth Fund – Class 2
International Fund – Class 2
New World Fund – Class 2
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Investments:
    ClearBridge Variable Mid Cap Portfolio – Class I Shares (4)
    ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Delaware VIP® Trust Series:
    High Yield – Service Class
    Small Cap Value – Service Class
    Smid Cap Core – Service Class

Dreyfus Investment Portfolios: Core Value Portfolio – Service Shares
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares
    Quality Bond Portfolio – Service Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

DWS Variable Series II: Alternative Asset Allocation VIP – Class B (13) Small Mid Cap Value VIP – Class B (14) Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Service Class (6) Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2 Strategic Income Portfolio – Service Class 2 (10)
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco V.I. Fund:
American Franchise Fund – Series I Shares American Franchise Fund – Series II Shares American Value Fund – Series I Shares (4) Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares (15) International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Mid Cap Growth Fund – Series I Shares Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares Overseas Portfolio – Service Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

JPMorgan Insurance Trust:
Core Bond Portfolio – Class 1 Shares
Small Cap Core Portfolio – Class 1 Shares
Lord Abbett Series Fund:
    Developing Growth Portfolio – Class VC (7)
    International Opportunities Portfolio – Class VC (7)
MFS®:
Blended Research Small Cap Equity Portfolio – Service Class (7)
Global Equity Series – Service Class

Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class (4) International Value Portfolio – Service Class Mid Cap Growth Series – Service Class
Mid Cap Value Portfolio – Service Class (4) New Discovery Series – Service Class New Discovery Value Portfolio – Service Class (7) Research International Series – Service Class (2)
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Guardian Portfolio – Class I
Large Cap Value Portfolio – Class I Mid Cap Growth Portfolio – Class S (5)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO:
All Asset Portfolio – Administrative Class
Commodity Real Return Strategy Portfolio – Administrative Class
Emerging Market Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class Low Duration Portfolio – Administration Class (7) Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam Variable Trust:
Equity Income Fund – Class IB (9)
Growth Opportunities Fund – Class IB (8) International Equity Fund – Class IB
Rydex VI Fund: Rydex Basic Materials (12) Rydex Utilities (12) T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio – II Health Science Portfolio – II (10) TOPS Managed Risk Series: Balanced ETF Portfolio – Class 2 Growth ETF Portfolio – Class 2 Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
VanEck VIP Global Hard Assets Fund – Class S Shares VanEck VIP Global Hard Assets Fund – Initial Class Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wanger International (4) Wells Fargo Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Omega Growth Fund – Class 2

(1)	Organized by Principal Life.

(2)	Commencement of operations, March 27, 2015.

(3)	Commencement of operations, April 17, 2015.

(4)	Commencement of operations, May 18, 2015.

(5)	Commencement of operations, November 6, 2015.

(6)	Commencement of operations, February 8, 2016.

(7)	Commencement of operations, May 23, 2016.

(8)	Commencement of operations, November 18, 2016.

(9)	Commencement of operations, May 12, 2017.

(10)	Commencement of operations, May 15, 2017.

(11)	Commencement of operations, May 26, 2017.

(12)	Commencement of operations, June 11, 2018.
(13) Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(14) Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(15) Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

Commencement of operations date is the date the division became available to contractholders.

During 2018, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
October 13, 2018	LargeCap Value Class 1	Equity Income Division Class 1	65,967,099

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

Principal® Benefit Variable Universal Life contracts;
Principal® Benefit Variable Universal Life II contracts;
Principal® Executive Variable Universal Life contracts;
Principal® Executive Variable Universal Life II contracts;
Principal® Flexible Variable Life contracts;
PrinFlex Life® contracts;
Principal® Survivorship Flexible Premium Variable Universal Life contracts;
Principal® Variable Universal Life Accumulator contracts;
Principal® Variable Universal Life Accumulator II contracts;
Principal® Variable Universal Life Income contracts and
Principal® Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2018. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Principal® Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.00% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge is deducted from each payment on behalf of each participant, as follows:

Year	Policies Issued Prior to April 1, 2007	Policies Issued April 1, 2007 and After
First year	4.50% of premiums paid	3.75% of premiums paid
Years two through five	7.00% of premiums paid (up to target premium)	7.00% of premiums paid (up to target premium)
Years six through ten	3.00% of premiums paid (up to target premium)	3.00% of premiums paid (up to target premium)
After year ten	No sales charge is deducted.	No sales charge is deducted.

A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to     their transfer to the Separate Account.

Principal® Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

Principal® Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.00% and a tax charge of 2.00% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.00% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. An additional monthly administration charge of $0.08 per $1,000 of face amount is deducted in the first ten years (and ten years after an increase in the face amount). The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) an additional monthly charge of $0.04 per $1,000 of face amount is deducted. After policy year 21, an additional monthly charge of $0.02 per $1,000 of face amount is deducted. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.00% of premiums paid less than or equal to target premium and 2.00% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.00% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid up to surrender target premium and a sale charge of 1.25% of premiums in excess of surrender target premium is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2018, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

	Net Assets of Accounts
	(in millions)
	First $500	Next $500	Next $1,000	Next $1,000	Over $3,000
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	(in millions)
	First $200	Next $300
Short-Term Income Account	0.50%	0.45%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	Net Assets of Accounts
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond Account	0.50%	0.45%

	All Net Assets
Bond Market Index Account	0.25%
Diversified Balanced Account	0.05
LargeCap S&P 500 Index Account	0.25
Multi-Asset Income Account	0.03

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Expiration
SAM Balanced Portfolio	0.86%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	April 30, 2019
SAM Conservative Growth Portfolio	0.99	April 30, 2019
SAM Strategic Growth Portfolio	0.99	April 30, 2019

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	All Classes	Expiration
Bond Market Index Account	0.100%	April 30, 2019
LargeCap Growth Account I	0.016	April 30, 2019

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2018 through December 31, 2018
	Class 1	Expiration
International Emerging Markets Account	1.35%	April 30, 2019
Multi-Asset Income Account	0.08	April 30, 2019
Principal LifeTime 2060 Account	0.10	April 30, 2019

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2019.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2018:

	2018
Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A	$1,025,647	$344,252

AllianceBernstein International Growth Class A	$178,454	$184,103

AllianceBernstein International Value Class A	$735,690	$445,040

AllianceBernstein Small Cap Growth Class A	$778,646	$668,543

AllianceBernstein Small/Mid Cap Value Class A	$2,016,696	$2,506,825

American Century VP Capital Appreciation Class II	$254,540	$937,838

American Century VP Income & Growth Class I	$511,809	$500,769

American Century VP Income & Growth Class II	$4,102,266	$2,079,948

American Century VP Inflation Protection Class II	$817,474	$741,856

American Century VP International Class II	$468,328	$507,436

American Century VP Mid Cap Value Class II	$14,875,434	$12,054,566

American Century VP Ultra Class I	$556,534	$741,553

American Century VP Ultra Class II	$3,182,925	$2,400,125

American Century VP Value Class II	$5,071,936	$9,598,243

American Funds Insurance Series Blue Chip Income and Growth Class 2	$7,710,177	$2,377,194

American Funds Insurance Series Global Balanced Fund Class 2	$3,852,015	$3,305,192

American Funds Insurance Series Global Bond Class 2	$846,522	$1,113,835

American Funds Insurance Series Growth Fund Class 2	$7,285,493	$4,590,175

American Funds Insurance Series International Fund Class 2	$16,625,287	$6,472,942

American Funds Insurance Series New World Fund Class 2	$6,503,332	$3,744,423

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018
Division	Purchases	Sales

Bond Market Index Class 1	$10,618,938	$7,525,977

Calvert EAFE International Index Class F	$2,181,009	$818,439

Calvert Investment Grade Bond Index Class I	$766,649	$2,080,533

Calvert Russell 2000 Small Cap Index Class F	$25,796,227	$22,571,417

Calvert S&P 500 Index Portfolio	$818,747	$460,637

Calvert S&P MidCap 400 Index Class F	$428,272	$214,180

ClearBridge Mid Cap Class I	$248,223	$135,531

ClearBridge Small Cap Growth Class I	$12,472,982	$5,648,081

Core Plus Bond Class 1	$37,473,915	$22,282,240

Delaware High Yield Service Class	$291,952	$132,611

Delaware Small Cap Value Service Class	$8,844,825	$7,527,847

Delaware Smid Cap Core Service Class	$1,192,344	$510,894

Diversified Balanced Class 1	$2,227,550	$2,822,866

Diversified International Class 1	$44,433,403	$35,636,089

Dreyfus IP Core Value Service Shares	$375,581	$309,118

Dreyfus IP MidCap Stock Service Shares	$78,506	$86,672

Dreyfus IP Technology Growth Service Shares	$2,435,461	$1,639,785

Dreyfus Sustainable U.S. Equity Service Shares	$239,365	$111,920

Dreyfus VIF Appreciation Service Shares	$974,251	$763,314

Dreyfus VIF Opportunistic Small Cap Service Shares	$1,995,260	$832,987

Dreyfus VIF Quality Bond Service Shares	$218,104	$388,349

DWS Alternative Asset Allocation Class B	$336,385	$166,353

DWS Small Mid Cap Value Class B	$857,352	$1,232,958

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018
Division	Purchases	Sales

Equity Income Class 1	$85,911,300	$22,501,791

Fidelity VIP Asset Manager Service Class 2	$1,779,558	$1,381,074

Fidelity VIP Contrafund Initial Class	$10,159,940	$8,223,981

Fidelity VIP Contrafund Service Class 2	$28,711,336	$27,415,315

Fidelity VIP Equity-Income Initial Class	$2,958,184	$2,439,479

Fidelity VIP Equity-Income Service Class 2	$4,410,390	$4,916,200

Fidelity VIP Government Money Market Service Class	$309,784,538	$292,770,011

Fidelity VIP Growth Service Class 2	$6,583,948	$5,413,538

Fidelity VIP High Income Initial Class	$951,758	$1,369,690

Fidelity VIP High Income Service Class 2	$7,815,185	$7,814,036

Fidelity VIP Mid Cap Service Class 2	$18,617,389	$17,457,567

Fidelity VIP Strategic Income Service Class 2	$1,040,406	$115,445

Franklin Income VIP Class 2	$5,386,720	$5,075,501

Franklin Mutual Global Discovery VIP Class 2	$7,131,536	$10,386,733

Franklin Mutual Shares VIP Class 2	$2,468,173	$1,164,376

Franklin Rising Dividends VIP Class 2	$6,729,745	$6,728,755

Franklin Small Cap Value VIP Class 2	$24,842,779	$26,390,842

Franklin Strategic Income VIP Class 2	$7,901,917	$5,591,319

Franklin U.S. Government Securities VIP Class 2	$747,747	$378,823

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,728,854	$451,379

Government & High Quality Bond Class 1	$11,788,213	$10,839,311

International Emerging Markets Class 1	$19,475,081	$20,716,162

Invesco American Franchise Series I	$635,435	$428,888

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018
Division	Purchases	Sales

Invesco American Franchise Series II	$440,508	$209,110

Invesco American Value Series I	$52,889	$23,046

Invesco Core Equity Series I	$844,660	$1,632,382

Invesco Core Equity Series II	$1,900,755	$2,077,916

Invesco Global Real Estate Series I	$487,755	$316,988

Invesco Health Care Series I	$12,591,285	$11,470,320

Invesco International Growth Series I	$7,334,461	$12,919,006

Invesco Mid Cap Core Equity Series II	$291,154	$491,911

Invesco Mid Cap Growth Series I	$1,586,992	$1,302,246

Invesco Small Cap Equity Series I	$3,539,044	$3,219,841

Invesco Technology Series I	$6,242,470	$4,473,876

Janus Henderson Balanced Service Shares	$10,357,217	$6,832,439

Janus Henderson Enterprise Service Shares	$22,949,126	$15,551,660

Janus Henderson Flexible Bond Service Shares	$15,157,260	$20,723,274

Janus Henderson Forty Service Shares	$13,846,316	$9,492,312

Janus Henderson Global Research Service Shares	$3,212,573	$1,353,737

Janus Henderson Overseas Service Shares	$8,919,588	$8,804,142

JP Morgan Core Bond Class I	$1,518,500	$1,626,363

JP Morgan Small Cap Core Class I	$2,291,549	$3,614,736

LargeCap Growth Class 1	$11,282,890	$14,269,186

LargeCap Growth I Class 1	$84,737,230	$74,056,555

LargeCap S&P 500 Index Class 1	$76,266,181	$58,689,003

Lord Abbett Series Fund Developing Growth Class VC	$775,790	$65,302

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018
Division	Purchases	Sales

Lord Abbett Series Fund International Opportunities Class VC	$472,686	$127,676

MFS Blended Research Small Cap Equity Service Class	$841,798	$79,217

MFS Global Equity Service Class	$2,077,237	$2,204,432

MFS Growth Service Class	$14,794,355	$10,908,876

MFS Inflation-Adjusted Bond Service Class	$270,263	$190,461

MFS International Value Service Class	$7,011,515	$4,032,353

MFS Mid Cap Growth Service Class	$1,872,403	$276,549

MFS Mid Cap Value Portfolio Service Class	$419,675	$178,396

MFS New Discovery Service Class	$10,222,373	$6,797,697

MFS New Discovery Value Service Class	$193,515	$69,396

MFS Research International Portfolio Service Class	$625,257	$898,080

MFS Total Return Service Class	$1,510,836	$776,962

MFS Utilities Service Class	$1,335,709	$1,234,576

MFS Value Service Class	$15,685,102	$15,538,549

MidCap Class 1	$50,343,683	$42,084,975

Multi-Asset Income Class 1	$144,639	$70,937

Neuberger Berman AMT Guardian Class I	$1,022,090	$844,154

Neuberger Berman AMT Large Cap Value Class I	$1,412,064	$1,423,386

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$185,971	$243,101

Oppenheimer Main Street Small Cap Service Shares	$4,212,264	$2,355,314

PIMCO All Asset Administrative Class	$687,540	$886,006

PIMCO Commodity Real Return Strategy Administrative Class	$400,408	$341,140

PIMCO Emerging Market Bond Administrative Class	$3,425,075	$3,438,657

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018
Division	Purchases	Sales

PIMCO High Yield Administrative Class	$12,669,889	$10,532,634

PIMCO Long-Term U.S. Government Administrative Class	$165,987	$122,286

PIMCO Low Duration Administrative Class	$635,127	$161,238

PIMCO Real Return Administrative Class	$6,460,351	$5,896,742

PIMCO Short-Term Administrative Class	$16,447,599	$10,760,034

PIMCO Total Return Administrative Class	$22,719,753	$20,813,158

Principal Capital Appreciation Class 1	$4,202,953	$3,548,857

Principal LifeTime 2010 Class 1	$6,942,389	$8,647,044

Principal LifeTime 2020 Class 1	$57,206,731	$50,273,030

Principal LifeTime 2030 Class 1	$77,903,390	$64,967,272

Principal LifeTime 2040 Class 1	$29,683,032	$22,236,063

Principal LifeTime 2050 Class 1	$11,449,532	$8,231,161

Principal LifeTime 2060 Class 1	$7,369,381	$8,064,166

Principal LifeTime Strategic Income Class 1	$7,904,380	$7,460,154

Putnam VT Equity Income Class IB	$83,542	$170,974

Putnam VT Growth Opportunities Class IB	$4,276,859	$5,025,848

Putnam VT International Equity Class IB	$139,661	$261,820

Real Estate Securities Class 1	$27,073,425	$24,496,279

Rydex Basic Materials	$—	$—

Rydex Utilities	$—	$—

SAM Balanced Portfolio Class 1	$18,425,921	$14,707,132

SAM Conservative Balanced Portfolio Class 1	$12,479,080	$6,326,752

SAM Conservative Growth Portfolio Class 1	$18,694,340	$12,417,754

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018
Division	Purchases	Sales

SAM Flexible Income Portfolio Class 1	$8,726,158	$9,742,812

SAM Strategic Growth Portfolio Class 1	$13,652,095	$9,507,447

Short-Term Income Class 1	$17,840,285	$16,813,230

SmallCap Class 1	$19,792,118	$24,879,815

T. Rowe Price Equity Income Portfolio II	$5,508,320	$6,118,290

T. Rowe Price Health Sciences Portfolio II	$1,683,047	$538,269

Templeton Developing Markets VIP Class 2	$7,406,563	$7,109,289

Templeton Foreign VIP Class 2	$4,784,138	$4,398,270

Templeton Global Bond VIP Class 2	$9,445,058	$9,205,046

TOPS Managed Risk Balanced ETF Class 2	$330,147	$91,901

TOPS Managed Risk Growth ETF Class 2	$319,162	$143,850

TOPS Managed Risk Moderate Growth ETF Class 2	$283,743	$1,499,536

VanEck Global Hard Assets Class S	$1,147,903	$561,408

VanEck Global Hard Assets Initial Class	$3,958,542	$4,447,996

Vanguard VIF Balanced	$18,297,599	$18,850,344

Vanguard VIF Equity Index	$60,754,653	$58,896,939

Vanguard VIF Mid-Cap Index	$45,315,294	$37,690,270

Wanger International	$1,019,742	$394,911

Wells Fargo VT Index Asset Allocation Class 2	$522,699	$1,176,510

Wells Fargo VT Omega Growth Class 2	$4,651,642	$2,277,266

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Global Thematic Growth Class A	55,942	18,601	37,341	7,646	7,163	483

AllianceBernstein International Growth Class A	14,760	14,963	(203)	13,769	15,961	(2,192)

AllianceBernstein International Value Class A	81,223	51,708	29,515	56,500	18,403	38,097

AllianceBernstein Small Cap Growth Class A	23,831	23,919	(88)	23,884	33,074	(9,190)

AllianceBernstein Small/Mid Cap Value Class A	62,175	97,599	(35,424)	71,819	86,487	(14,668)

American Century VP Capital Appreciation Class II	16,837	65,068	(48,231)	15,111	16,580	(1,469)

American Century VP Income & Growth Class I	7,520	18,167	(10,647)	10,177	17,683	(7,506)

American Century VP Income & Growth Class II	116,970	71,349	45,621	73,058	81,667	(8,609)

American Century VP Inflation Protection Class II	63,532	61,572	1,960	25,059	24,003	1,056

American Century VP International Class II	14,622	21,183	(6,561)	25,292	26,355	(1,063)

American Century VP Mid Cap Value Class II	387,882	369,017	18,865	475,564	472,311	3,253

American Century VP Ultra Class I	10,118	25,071	(14,953)	12,566	24,469	(11,903)

American Century VP Ultra Class II	80,219	72,916	7,303	34,125	34,417	(292)

American Century VP Value Class II	146,558	303,580	(157,022)	285,796	370,048	(84,252)

American Funds Insurance Series Blue Chip Income and Growth Class 2	530,549	182,356	348,193	332,606	120,406	212,200

American Funds Insurance Series Global Balanced Fund Class 2	389,826	336,488	53,338	—	—	—

American Funds Insurance Series Global Bond Class 2	79,934	106,490	(26,556)	25,552	26,791	(1,239)

American Funds Insurance Series Growth Fund Class 2	352,263	258,984	93,279	363,637	38,978	324,659

American Funds Insurance Series International Fund Class 2	1,294,374	527,631	766,743	414,463	154,178	260,285

American Funds Insurance Series New World Fund Class 2	519,037	322,498	196,539	433,410	217,060	216,350

Bond Market Index Class 1	950,864	688,375	262,489	601,023	267,961	333,062

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Calvert EAFE International Index Class F	165,169	67,766	97,403	121,886	100,623	21,263

Calvert Investment Grade Bond Index Class I	64,703	192,969	(128,266)	86,123	49,454	36,669

Calvert Russell 2000 Small Cap Index Class F	942,768	891,307	51,461	623,177	525,778	97,399

Calvert S&P 500 Index Portfolio	44,405	29,693	14,712	33,398	17,766	15,632

Calvert S&P MidCap 400 Index Class F	11,577	8,573	3,004	14,256	9,589	4,667

ClearBridge Mid Cap Class I	20,311	11,896	8,415	18,852	2,753	16,099

ClearBridge Small Cap Growth Class I	565,015	312,938	252,077	353,345	215,660	137,685

Core Plus Bond Class 1	1,325,903	867,520	458,383	578,223	559,662	18,561

Delaware High Yield Service Class	23,575	12,467	11,108	25,147	18,061	7,086

Delaware Small Cap Value Service Class	266,316	282,166	(15,850)	206,083	227,547	(21,464)

Delaware Smid Cap Core Service Class	16,861	23,932	(7,071)	26,670	29,504	(2,834)

Diversified Balanced Class 1	153,408	264,170	(110,762)	1,582,211	121,246	1,460,965

Diversified International Class 1	1,318,807	1,161,385	157,422	936,859	981,458	(44,599)

Dreyfus IP Core Value Service Shares	7,933	11,325	(3,392)	12,124	5,008	7,116

Dreyfus IP MidCap Stock Service Shares	3,699	6,040	(2,341)	7,405	22,155	(14,750)

Dreyfus IP Technology Growth Service Shares	84,310	62,023	22,287	78,145	38,806	39,339

Dreyfus Sustainable U.S. Equity Service Shares	6,642	4,357	2,285	1,408	9,908	(8,500)

Dreyfus VIF Appreciation Service Shares	15,745	27,786	(12,041)	43,116	76,800	(33,684)

Dreyfus VIF Opportunistic Small Cap Service Shares	41,531	34,537	6,994	28,553	38,906	(10,353)

Dreyfus VIF Quality Bond Service Shares	10,754	22,138	(11,384)	25,324	14,428	10,896

DWS Alternative Asset Allocation Class B	32,049	16,521	15,528	36,981	18,780	18,201

DWS Small Mid Cap Value Class B	16,123	57,023	(40,900)	27,012	27,880	(868)

Equity Income Class 1	3,596,299	1,000,215	2,596,084	568,437	627,320	(58,883)

Fidelity VIP Asset Manager Service Class 2	69,579	57,825	11,754	41,980	16,468	25,512

Fidelity VIP Contrafund Initial Class	57,457	122,861	(65,404)	66,173	156,501	(90,328)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity VIP Contrafund Service Class 2	499,332	685,678	(186,346)	469,444	744,019	(274,575)

Fidelity VIP Equity-Income Initial Class	36,589	58,701	(22,112)	39,098	94,206	(55,108)

Fidelity VIP Equity-Income Service Class 2	109,222	187,186	(77,964)	134,221	206,993	(72,772)

Fidelity VIP Government Money Market Service Class	30,209,837	28,890,376	1,319,461	16,755,416	19,863,925	(3,108,509)

Fidelity VIP Growth Service Class 2	119,096	165,573	(46,477)	80,525	105,676	(25,151)

Fidelity VIP High Income Initial Class	25,932	55,779	(29,847)	30,389	42,331	(11,942)

Fidelity VIP High Income Service Class 2	221,486	262,151	(40,665)	274,465	324,201	(49,736)

Fidelity VIP Mid Cap Service Class 2	348,995	392,834	(43,839)	264,011	445,367	(181,356)

Fidelity VIP Strategic Income Service Class 2	98,146	11,275	86,871	5,714	261	5,453

Franklin Income VIP Class 2	152,213	167,745	(15,532)	125,037	182,121	(57,084)

Franklin Mutual Global Discovery VIP Class 2	179,793	297,268	(117,475)	178,395	332,511	(154,116)

Franklin Mutual Shares VIP Class 2	70,248	44,343	25,905	116,882	45,774	71,108

Franklin Rising Dividends VIP Class 2	154,377	202,847	(48,470)	199,903	185,539	14,364

Franklin Small Cap Value VIP Class 2	556,903	688,004	(131,101)	247,008	279,484	(32,476)

Franklin Strategic Income VIP Class 2	460,443	344,987	115,456	434,331	213,458	220,873

Franklin U.S. Government Securities VIP Class 2	62,747	33,087	29,660	23,100	33,602	(10,502)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	60,686	18,555	42,131	13,671	12,661	1,010

Government & High Quality Bond Class 1	753,127	801,059	(47,932)	779,137	898,227	(119,090)

International Emerging Markets Class 1	428,175	470,104	(41,929)	347,724	277,755	69,969

Invesco American Franchise Series I	21,518	19,480	2,038	14,215	26,959	(12,744)

Invesco American Franchise Series II	13,379	9,707	3,672	13,717	13,642	75

Invesco American Value Series I	3,086	2,081	1,005	6,271	3,132	3,139

Invesco Core Equity Series I	16,454	68,103	(51,649)	46,933	67,190	(20,257)

Invesco Core Equity Series II	38,764	62,506	(23,742)	57,871	61,668	(3,797)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Invesco Global Real Estate Series I	37,901	27,296	10,605	28,629	25,946	2,683

Invesco Health Care Series I	351,639	394,331	(42,692)	368,764	456,278	(87,514)

Invesco International Growth Series I	219,368	423,286	(203,918)	277,704	229,059	48,645

Invesco Mid Cap Core Equity Series II	8,836	22,175	(13,339)	17,553	10,622	6,931

Invesco Mid Cap Growth Series I	63,943	68,835	(4,892)	53,297	39,047	14,250

Invesco Small Cap Equity Series I	135,186	153,073	(17,887)	122,227	149,782	(27,555)

Invesco Technology Series I	343,597	266,240	77,357	229,728	211,847	17,881

Janus Henderson Balanced Service Shares	290,241	211,714	78,527	176,896	159,848	17,048

Janus Henderson Enterprise Service Shares	543,385	416,228	127,157	471,440	376,655	94,785

Janus Henderson Flexible Bond Service Shares	644,687	953,726	(309,039)	557,495	615,350	(57,855)

Janus Henderson Forty Service Shares	491,174	398,030	93,144	193,545	105,251	88,294

Janus Henderson Global Research Service Shares	144,076	61,563	82,513	101,370	104,169	(2,799)

Janus Henderson Overseas Service Shares	326,554	324,316	2,238	272,235	286,604	(14,369)

JP Morgan Core Bond Class I	101,003	113,889	(12,886)	135,417	149,626	(14,209)

JP Morgan Small Cap Core Class I	44,902	87,420	(42,518)	66,519	75,741	(9,222)

LargeCap Growth Class 1	201,616	409,944	(208,328)	192,698	285,249	(92,551)

LargeCap Growth I Class 1	1,217,681	1,298,213	(80,532)	793,726	1,002,174	(208,448)

LargeCap S&P 500 Index Class 1	2,436,068	2,116,345	319,723	2,368,696	1,794,010	574,686

Lord Abbett Series Fund Developing Growth Class VC	39,613	3,932	35,681	1,863	1,403	460

Lord Abbett Series Fund International Opportunities Class VC	33,267	10,458	22,809	11,634	1,022	10,612

MFS Blended Research Small Cap Equity Service Class	53,491	5,432	48,059	8,198	2,231	5,967

MFS Global Equity Service Class	63,699	81,491	(17,792)	141,354	86,244	55,110

MFS Growth Service Class	300,922	263,113	37,809	340,964	229,770	111,194

MFS Inflation-Adjusted Bond Service Class	25,643	18,859	6,784	12,621	9,853	2,768

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

MFS International Value Service Class	439,437	264,311	175,126	501,176	319,132	182,044

MFS Mid Cap Growth Service Class	57,981	10,009	47,972	3,376	4,540	(1,164)

MFS Mid Cap Value Portfolio Service Class	28,756	14,902	13,854	48,988	36,560	12,428

MFS New Discovery Service Class	225,346	188,197	37,149	142,024	152,278	(10,254)

MFS New Discovery Value Service Class	9,954	5,056	4,898	21,748	3,963	17,785

MFS Research International Portfolio Service Class	46,411	80,717	(34,306)	75,089	46,506	28,583

MFS Total Return Service Class	73,991	42,824	31,167	58,623	17,550	41,073

MFS Utilities Service Class	75,585	72,687	2,898	98,622	98,541	81

MFS Value Service Class	375,264	459,516	(84,252)	259,721	274,655	(14,934)

MidCap Class 1	252,586	435,866	(183,280)	307,087	459,135	(152,048)

Multi-Asset Income Class 1	12,271	6,108	6,163	5,579	157	5,422

Neuberger Berman AMT Guardian Class I	20,112	26,690	(6,578)	18,370	32,411	(14,041)

Neuberger Berman AMT Large Cap Value Class I	33,663	68,386	(34,723)	44,301	42,959	1,342

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9,962	18,722	(8,760)	21,189	44,580	(23,391)

Oppenheimer Main Street Small Cap Service Shares	127,093	87,688	39,405	76,699	68,572	8,127

PIMCO All Asset Administrative Class	45,678	69,092	(23,414)	53,341	20,775	32,566

PIMCO Commodity Real Return Strategy Administrative Class	61,030	55,331	5,699	56,973	24,034	32,939

PIMCO Emerging Market Bond Administrative Class	270,494	275,890	(5,396)	170,483	150,790	19,693

PIMCO High Yield Administrative Class	674,739	590,544	84,195	511,203	395,265	115,938

PIMCO Long-Term U.S. Government Administrative Class	12,711	10,688	2,023	29,878	18,232	11,646

PIMCO Low Duration Administrative Class	61,752	15,776	45,976	3,958	972	2,986

PIMCO Real Return Administrative Class	487,676	465,660	22,016	274,201	261,142	13,059

PIMCO Short-Term Administrative Class	1,382,366	939,194	443,172	999,717	519,051	480,666

PIMCO Total Return Administrative Class	1,584,130	1,565,818	18,312	1,689,688	1,114,270	575,418

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Principal Capital Appreciation Class 1	212,481	264,208	(51,727)	245,534	328,328	(82,794)

Principal LifeTime 2010 Class 1	300,151	430,112	(129,961)	477,703	470,855	6,848

Principal LifeTime 2020 Class 1	2,249,121	2,193,988	55,133	1,636,214	1,539,665	96,549

Principal LifeTime 2030 Class 1	3,029,410	2,710,015	319,395	1,832,420	1,257,363	575,057

Principal LifeTime 2040 Class 1	1,068,919	874,306	194,613	856,742	676,367	180,375

Principal LifeTime 2050 Class 1	389,120	312,764	76,356	305,706	357,552	(51,846)

Principal LifeTime 2060 Class 1	467,380	525,196	(57,816)	265,088	112,896	152,192

Principal LifeTime Strategic Income Class 1	417,796	414,745	3,051	214,940	216,062	(1,122)

Putnam VT Equity Income Class IB	4,027	14,963	(10,936)	80,434	4,117	76,317

Putnam VT Growth Opportunities Class IB	177,500	353,270	(175,770)	194,652	325,321	(130,669)

Putnam VT International Equity Class IB	5,945	12,576	(6,631)	11,348	14,093	(2,745)

Real Estate Securities Class 1	265,287	324,064	(58,777)	264,578	394,895	(130,317)

Rydex Basic Materials	—	—	—	—	—	—

Rydex Utilities	—	—	—	—	—	—

SAM Balanced Portfolio Class 1	659,814	776,376	(116,562)	661,288	804,724	(143,436)

SAM Conservative Balanced Portfolio Class 1	512,200	350,810	161,390	402,177	487,465	(85,288)

SAM Conservative Growth Portfolio Class 1	720,698	645,529	75,169	602,735	573,119	29,616

SAM Flexible Income Portfolio Class 1	418,365	554,593	(136,228)	402,313	358,048	44,265

SAM Strategic Growth Portfolio Class 1	468,855	491,176	(22,321)	484,800	721,695	(236,895)

Short-Term Income Class 1	1,281,169	1,274,133	7,036	1,311,788	1,552,663	(240,875)

SmallCap Class 1	397,793	711,216	(313,423)	391,157	666,137	(274,980)

T. Rowe Price Equity Income Portfolio II	235,171	269,935	(34,764)	207,857	209,749	(1,892)

T. Rowe Price Health Sciences Portfolio II	133,327	42,973	90,354	163	1	162

Templeton Developing Markets VIP Class 2	416,263	406,458	9,805	293,087	304,529	(11,442)

Templeton Foreign VIP Class 2	359,757	364,716	(4,959)	297,914	283,321	14,593

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	2018			2017
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Templeton Global Bond VIP Class 2	581,056	564,758	16,298	535,691	402,262	133,429

TOPS Managed Risk Balanced ETF Class 2	20,736	6,957	13,779	16,186	15,182	1,004

TOPS Managed Risk Growth ETF Class 2	16,594	10,235	6,359	18,108	226,374	(208,266)

TOPS Managed Risk Moderate Growth ETF Class 2	17,373	105,599	(88,226)	27,480	18,679	8,801

VanEck Global Hard Assets Class S	211,964	83,405	128,559	84,007	67,629	16,378

VanEck Global Hard Assets Initial Class	522,668	580,667	(57,999)	521,609	589,976	(68,367)

Vanguard VIF Balanced	446,446	558,036	(111,590)	426,388	884,243	(457,855)

Vanguard VIF Equity Index	1,657,845	1,734,686	(76,841)	1,083,248	1,158,435	(75,187)

Vanguard VIF Mid-Cap Index	974,483	904,713	69,770	830,933	700,812	130,121

Wanger International	72,553	33,619	38,934	76,395	12,688	63,707

Wells Fargo VT Index Asset Allocation Class 2	11,491	40,367	(28,876)	18,774	43,601	(24,827)

Wells Fargo VT Omega Growth Class 2	118,937	72,930	46,007	176,954	181,464	(4,510)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

The Separate Account has presented the following disclosures for 2018, 2017, 2016, 2015 and 2014 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Global Thematic Growth Class A:
2018	67	$16.66	$1,109	—%	—%	(9.80)%
2017	29	$18.47	$540	0.48%	—%	36.71%
2016	29	$13.51	$388	—%	—%	(0.66)%
2015	27	$13.60	$371	—%	—%	2.87%
2014	29	$13.22	$390	—%	—%	5.09%

AllianceBernstein International Growth Class A:
2018	60	$10.39	$621	0.69%	—%	(17.41)%
2017	60	$12.58	$754	1.15%	—%	35.12%
2016	62	$9.31	$579	—%	—%	(6.90)%
2015	83	$10.00	$830	0.33%	—%	(1.86)%
2014	53	$10.19	$542	—%	—%	(1.16)%

AllianceBernstein International Value Class A:
2018	217	$7.07	$1,536	1.54%	—%	(22.73)%
2017	188	$9.15	$1,719	2.46%	—%	25.34%
2016	150	$7.30	$1,092	1.38%	—%	(0.54)%
2015	108	$7.34	$795	4.25%	—%	2.66%
2014	42	$7.15	$302	3.75%	—%	(6.17)%

AllianceBernstein Small Cap Growth Class A:
2018	79	$25.55	$2,024	—%	—%	(0.89)%
2017	79	$25.78	$2,044	—%	—%	34.13%
2016	89	$19.22	$1,701	—%	—%	6.48%
2015	99	$18.05	$1,790	—%	—%	(1.26)%
2014	87	$18.28	$1,594	—%	—%	(1.83)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Small/Mid Cap Value Class A:
2018	196			$21.71	$4,263	0.46%	—%			(15.03)%
2017	232			$25.55	$5,922	0.46%	—%			13.15%
2016	246			$22.58	$5,565	0.61%	—%			25.10%
2015	224			$18.05	$4,042	0.80%	—%			(5.50)%
2014	175			$19.10	$3,343	0.71%	—%			9.21%

American Century VP Capital Appreciation Class II:
2018	56			$13.16	$733	—%	—%			(5.32)%
2017	104			$13.90	$1,445	—%	—%			21.61%
2016	105			$11.43	$1,205	—%	—%			3.16%
2015	78			$11.08	$867	—%	—%			1.74%
2014 (4)	33			$10.89	$357	—%	—%			10.78%

American Century VP Income & Growth Class I:
2018	111	$24.97	to	$21.88	$2,766	1.91%	—% to 0.75%	(6.90)%	to	(7.56)%
2017	122	$26.82	to	$23.67	$3,255	2.36%	—% to 0.75%	20.49%	to	19.55%
2016	129	$22.26	to	$19.80	$2,869	2.38%	—% to 0.75%	13.51%	to	12.69%
2015	142	$19.61	to	$17.57	$2,778	2.11%	—% to 0.75%	(5.63)%	to	(6.34)%
2014	154	$20.78	to	$18.76	$3,188	2.04%	—% to 0.75%	12.51%	to	11.67%

American Century VP Income & Growth Class II:
2018	257			$26.85	$6,897	1.71%	—%			(7.19)%
2017	211			$28.93	$6,112	2.13%	—%			20.29%
2016	220			$24.05	$5,288	2.15%	—%			13.18%
2015	236			$21.25	$5,020	1.92%	—%			(5.93)%
2014	196			$22.59	$4,425	1.78%	—%			12.33%

American Century VP Inflation Protection Class II:
2018	136	$11.94	to	$11.19	$1,625	2.81%	—% to 0.75%	(2.85)%	to	(3.53)%
2017	134	$12.29	to	$11.60	$1,648	2.63%	—% to 0.75%	3.71%	to	2.84%
2016	133	$11.85	to	$11.28	$1,577	1.62%	—% to 0.75%	4.41%	to	3.68%
2015	119	$11.35	to	$10.88	$1,345	1.97%	—% to 0.75%	(2.49)%	to	(3.20)%
2014	123	$11.64	to	$11.24	$1,429	1.32%	—% to 0.75%	3.28%	to	2.46%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

American Century VP International Class II:
2018	53			$20.41	$1,081	1.19%	—%			(15.28)%
2017	60			$24.09	$1,434	0.68%	—%			30.92%
2016	61			$18.40	$1,115	1.16%	—%			(5.54)%
2015	68			$19.48	$1,328	0.16%	—%			0.52%
2014	29			$19.38	$553	2.40%	—%			(5.65)%

American Century VP Mid Cap Value Class II:
2018	907	$28.56	to	$26.77	$25,909	1.28%	—% to 0.75%	(12.95)%	to	(13.62)%
2017	888	$32.81	to	$30.99	$29,149	1.39%	—% to 0.75%	11.45%	to	10.64%
2016	885	$29.44	to	$28.01	$26,054	1.55%	—% to 0.75%	22.72%	to	21.78%
2015	703	$23.99	to	$23.00	$16,871	1.49%	—% to 0.75%	(1.56)%	to	(2.29)%
2014	658	$24.37	to	$23.54	$16,042	1.03%	—% to 0.75%	16.21%	to	15.34%

American Century VP Ultra Class I:
2018	70	$27.54	to	$24.13	$1,928	0.28%	—% to 0.75%	0.77%	to	—%
2017	85	$27.33	to	$24.13	$2,325	0.39%	—% to 0.75%	32.22%	to	31.28%
2016	97	$20.67	to	$18.38	$2,005	0.35%	—% to 0.75%	4.45%	to	3.67%
2015	102	$19.79	to	$17.73	$2,015	0.44%	—% to 0.75%	6.28%	to	5.47%
2014	109	$18.62	to	$16.81	$2,020	0.37%	—% to 0.75%	9.98%	to	9.16%

American Century VP Ultra Class II:
2018	176			$30.02	$5,270	0.11%	—%			0.60%
2017	168			$29.84	$5,021	0.23%	—%			31.98%
2016	169			$22.61	$3,810	0.20%	—%			4.34%
2015	181			$21.67	$3,911	0.29%	—%			6.07%
2014	158			$20.43	$3,230	0.25%	—%			9.84%

American Century VP Value Class II:
2018	936	$28.32	to	$25.00	$26,517	1.52%	—% to 0.75%	(9.29)%	to	(9.97)%
2017	1,093	$31.22	to	$27.77	$34,131	1.50%	—% to 0.75%	8.59%	to	7.76%
2016	1,178	$28.75	to	$25.77	$33,858	1.58%	—% to 0.75%	20.24%	to	19.42%
2015	1,209	$23.91	to	$21.58	$28,900	2.01%	—% to 0.75%	(4.01)%	to	(4.77)%
2014	1,146	$24.91	to	$22.66	$28,554	1.36%	—% to 0.75%	12.92%	to	12.07%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2018	757	$11.86	to	$11.54	$8,980	2.17%	—% to 0.75%	(8.70)%	to	(9.35)%
2017	409	$12.99	to	$12.73	$5,309	2.37%	—% to 0.75%	17.03%	to	16.15%
2016	197	$11.10	to	$10.96	$2,182	3.42%	—% to 0.75%	18.72%	to	17.85%
2015 (8)	38	$9.35	to	$9.30	$360	16.67%	—% to 0.75%	(6.69)%	to	(7.19)%

American Funds Insurance Series Global Balanced Fund Class 2:
	53	$9.29		$9.25	$496	2.49%	—% to 0.75%	(7.38)%	to	(7.78)%

American Funds Insurance Series Global Bond Class 2:
2018	70			$10.35	$722	2.83%	—%			(1.33)%
2017	96			$10.49	$1,011	0.34%	—%			6.82%
2016	98			$9.82	$958	2.13%	—%			2.72%
2015 (8)	—			$9.56	$—	—%	—%			(3.63)%

American Funds Insurance Series Growth Fund Class 2:
2018	583	$16.39	to	$15.83	$9,558	0.47%	—% to 0.75%	(0.24)%	to	(1.00)%
2017	490	$16.43	to	$15.99	$8,048	0.65%	—% to 0.75%	28.26%	to	27.31%
2016	165	$12.81	to	$12.56	$2,115	1.07%	—% to 0.75%	9.49%	to	8.65%
2015	87	$11.70	to	$11.56	$1,023	0.91%	—% to 0.75%	6.85%	to	6.06%
2014 (5)	3	$10.95	to	$10.90	$29	3.98%	—% to 0.75%	8.85%	to	8.35%

American Funds Insurance Series International Fund Class 2:
2018	1,264	$10.89	to	$10.52	$13,766	2.23%	—% to 0.75%	(13.16)%	to	(13.77)%
2017	497	$12.54	to	$12.20	$6,234	1.46%	—% to 0.75%	32.14%	to	31.18%
2016	237	$9.49	to	$9.30	$2,248	1.53%	—% to 0.75%	3.60%	to	2.76%
2015	195	$9.16	to	$9.05	$1,788	2.27%	—% to 0.75%	(4.58)%	to	(5.24)%
2014 (5)	46	$9.60	to	$9.55	$437	6.38%	—% to 0.75%	(4.48)%	to	(4.98)%

American Funds Insurance Series New World Fund Class 2:
2018	871	$10.40	to	$10.05	$9,062	0.92%	—% to 0.75%	(14.05)%	to	(14.69)%
2017	675	$12.10	to	$11.78	$8,164	1.07%	—% to 0.75%	29.41%	to	28.60%
2016	458	$9.35	to	$9.16	$4,285	1.00%	—% to 0.75%	5.29%	to	4.45%
2015	228	$8.88	to	$8.77	$2,024	0.62%	—% to 0.75%	(3.16)%	to	(3.94)%
2014 (5)	74	$9.17	to	$9.13	$678	3.39%	—% to 0.75%	(8.76)%	to	(9.15)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Bond Market Index Class 1:
2018	971			$11.11	$10,787	2.38%	—%			(0.18)%
2017	709			$11.13	$7,887	1.88%	—%			3.25%
2016	376			$10.78	$4,049	1.96%	—%			2.37%
2015	247			$10.53	$2,602	1.55%	—%			0.10%
2014	116			$10.52	$1,220	1.17%	—%			5.73%

Calvert EAFE International Index Class F:
2018	399			$10.79	$4,307	3.46%	—%			(13.82)%
2017	302			$12.52	$3,777	2.55%	—%			24.45%
2016	280			$10.06	$2,821	3.09%	—%			0.20%
2015	204			$10.04	$2,046	0.03%	—%			(1.76)%
2014	193			$10.22	$1,976	2.57%	—%			(6.67)%

Calvert Investment Grade Bond Index Class I:
2018	205			$10.94	$2,238	2.89%	—%			(0.36)%
2017	333			$10.98	$3,654	2.80%	—%			3.58%
2016	296			$10.60	$3,142	4.65%	—%			2.51%
2015	106			$10.34	$1,094	0.17%	—%			0.10%
2014 (4)	80			$10.33	$826	3.10%	—%			3.20%

Calvert Russell 2000 Small Cap Index Class F:
2018	1,188			$21.64	$25,715	1.12%	—%			(11.46)%
2017	1,137			$24.44	$27,786	0.77%	—%			14.10%
2016	1,040			$21.42	$22,268	0.44%	—%			20.61%
2015	868			$17.76	$15,415	—%	—%			(5.38)%
2014	796			$18.77	$14,943	0.37%	—%			3.93%

Calvert S&P 500 Index Portfolio:
2018	101	$14.45	to	$13.95	$1,461	1.90%	—% to 0.75%	(4.75)%	to	(5.49)%
2017	86	$15.17	to	$14.76	$1,310	1.47%	—% to 0.75%	21.46%	to	20.59%
2016	71	$12.49	to	$12.24	$884	1.40%	—% to 0.75%	11.52%	to	10.77%
2015	51	$11.20	to	$11.05	$573	0.20%	—% to 0.75%	0.99%	to	0.18%
2014 (4)	40	$11.09	to	$11.03	$449	3.49%	—% to 0.75%	11.79%	to	11.19%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Calvert S&P MidCap 400 Index Class F:
2018	81			$21.40	$1,731	1.18%	—%			(11.57)%
2017	78			$24.20	$1,885	0.72%	—%			15.62%
2016	73			$20.93	$1,532	0.54%	—%			19.94%
2015	76			$17.45	$1,318	—%	—%			(2.89)%
2014	70			$17.97	$1,261	0.70%	—%			8.98%

ClearBridge Mid Cap Class I:
2018	34	$10.32	to	$10.04	$351	0.58%	—% to 0.75%	(12.47)%	to	(13.15)%
2017	26	$11.79	to	$11.56	$302	0.65%	—% to 0.75%	12.82%	to	11.91%
2016	10	$10.45	to	$10.33	$99	1.00%	—% to 0.75%	9.31%	to	8.51%
2015 (8)	3	$9.56	to	$9.52	$30	—%	—% to 0.75%	(5.35)%	to	(5.74)%

ClearBridge Small Cap Growth Class I:
2018	964			$16.51	$15,923	—%	—%			3.45%
2017	712			$15.96	$11,370	—%	—%			24.30%
2016	575			$12.84	$7,382	—%	—%			5.77%
2015	499			$12.14	$6,053	—%	—%			(4.33)%
2014	192			$12.69	$2,432	—%	—%			4.02%

Core Plus Bond Class 1:
2018	3,930	$22.46	to	$44.91	$101,465	3.47%	—% to 0.75%	(1.40)%	to	(2.16)%
2017	3,472	$22.78	to	$45.90	$90,934	2.91%	—% to 0.75%	4.83%	to	4.03%
2016	3,453	$21.73	to	$44.12	$86,300	3.46%	—% to 0.75%	4.07%	to	3.30%
2015	2,535	$20.88	to	$42.71	$60,953	3.28%	—% to 0.75%	(0.48)%	to	(1.23)%
2014	2,308	$20.98	to	$43.24	$55,847	3.21%	—% to 0.75%	5.22%	to	4.44%

Delaware High Yield Service Class:
2018	68			$10.29	$700	5.79%	—%			(4.72)%
2017	57			$10.80	$615	5.67%	—%			7.25%
2016	50			$10.07	$502	5.53%	—%			12.89%
2015	98			$8.92	$875	6.55%	—%			(6.89)%
2014 (5)	100			$9.58	$956	—%	—%			(4.20)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Delaware Small Cap Value Service Class:
2018	804	$22.30	to	$20.90	$17,921	0.60%	—% to 0.75%	(16.95)%	to	(17.59)%
2017	820	$26.85	to	$25.36	$22,003	0.64%	—% to 0.75%	11.78%	to	10.94%
2016	841	$24.02	to	$22.86	$20,204	0.70%	—% to 0.75%	31.04%	to	30.11%
2015	782	$18.33	to	$17.57	$14,328	0.46%	—% to 0.75%	(6.43)%	to	(7.18)%
2014	723	$19.59	to	$18.93	$14,169	0.33%	—% to 0.75%	5.61%	to	4.88%

Delaware Smid Cap Core Service Class:
2018	121	$17.89	to	$16.90	$2,161	—%	—% to 0.75%	(12.43)%	to	(13.07)%
2017	128	$20.43	to	$19.44	$2,611	0.08%	—% to 0.75%	18.37%	to	17.53%
2016	131	$17.26	to	$16.54	$2,255	—%	—% to 0.75%	8.01%	to	7.19%
2015	131	$15.98	to	$15.43	$2,090	0.14%	—% to 0.75%	7.32%	to	6.49%
2014	104	$14.89	to	$14.49	$1,548	—%	—% to 0.75%	2.90%	to	2.11%

Diversified Balanced Class 1:
2018	1,350	$10.29	to	$10.17	$13,871	2.68%	—% to 0.75%	(3.11)%	to	(3.88)%
2017 (15)	1,461	$10.62	to	$10.58	$15,511	2.40%	—% to 0.75%	6.31%	to	5.91%

Diversified International Class 1:
2018	5,105	$20.09	to	$18.69	$133,726	2.16%	—% to 0.75%	(17.53)%	to	(18.13)%
2017	4,948	$24.36	to	$22.83	$157,080	1.85%	—% to 0.75%	29.09%	to	28.11%
2016	4,993	$18.87	to	$17.82	$122,650	2.32%	—% to 0.75%	0.32%	to	(0.39)%
2015	5,461	$18.81	to	$17.89	$133,721	2.53%	—% to 0.75%	(0.32)%	to	(1.11)%
2014	5,579	$18.87	to	$18.09	$137,054	2.21%	—% to 0.75%	(3.23)%	to	(3.93)%

Dreyfus IP Core Value Service Shares:
2018	24			$24.49	$592	—%	—%			(11.52)%
2017	28			$27.68	$763	0.82%	—%			14.10%
2016	20			$24.26	$496	0.72%	—%			18.00%
2015	31			$20.56	$637	0.41%	—%			(2.51)%
2014	19			$21.09	$405	0.57%	—%			10.07%

Dreyfus IP MidCap Stock Service Shares:
2018	17	$12.05	to	$11.64	$200	0.34%	—% to 0.75%	(15.68)%	to	(16.32)%
2017	19	$14.29	to	$13.91	$271	1.32%	—% to 0.75%	14.96%	to	14.20%
2016	34	$12.43	to	$12.18	$419	0.85%	—% to 0.75%	15.20%	to	14.26%
2015	33	$10.79	to	$10.66	$353	0.25%	—% to 0.75%	(2.44)%	to	(3.18)%
2014 (5)	15	$11.06	to	$11.01	$161	—%	—% to 0.75%	9.83%	to	9.33%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Dreyfus IP Technology Growth Service Shares:
2018	124	$23.84	$2,956	—%	—%	(1.24)%
2017	102	$24.14	$2,456	—%	—%	42.33%
2016	62	$16.96	$1,058	—%	—%	4.37%
2015	43	$16.25	$706	—%	—%	5.93%
2014	20	$15.34	$314	—%	—%	6.60%

Dreyfus Sustainable U.S. Equity Service Shares:
2018	17	$23.85	$408	1.37%	—%	(4.64)%
2017	15	$25.01	$370	1.25%	—%	15.04%
2016	23	$21.74	$507	0.91%	—%	10.08%
2015	22	$19.75	$428	0.68%	—%	(3.42)%
2014	19	$20.45	$399	0.75%	—%	13.11%

Dreyfus VIF Appreciation Service Shares:
2018	130	$25.72	$3,348	1.03%	—%	(7.11)%
2017	142	$27.69	$3,937	1.11%	—%	27.02%
2016	176	$21.80	$3,834	1.40%	—%	7.60%
2015	190	$20.26	$3,858	1.45%	—%	(2.69)%
2014	188	$20.82	$3,915	1.58%	—%	7.82%

Dreyfus VIF Opportunistic Small Cap Service Shares:
2018	231	$19.53	$4,520	—%	—%	(19.30)%
2017	224	$24.20	$5,431	—%	—%	24.36%
2016	235	$19.46	$4,568	—%	—%	16.81%
2015	276	$16.66	$4,598	—%	—%	(2.52)%
2014	282	$17.09	$4,823	—%	—%	1.30%

Dreyfus VIF Quality Bond Service Shares:
2018	56	$17.57	$979	2.53%	—%	(2.71)%
2017	67	$18.06	$1,212	1.84%	—%	4.21%
2016	56	$17.33	$974	1.62%	—%	1.29%
2015	97	$17.11	$1,660	1.80%	—%	(1.89)%
2014	100	$17.44	$1,745	1.84%	—%	4.56%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

DWS Alternative Asset Allocation Class B:
2018 (17)	90			$9.60	$867	1.73%	—%			(9.35)%
2017	75			$10.59	$792	1.79%	—%			6.97%
2016	57			$9.90	$560	1.67%	—%			4.98%
2015	39			$9.43	$372	2.39%	—%			(6.54)%
2014	9			$10.09	$89	0.97%	—%			3.28%

DWS Small Mid Cap Value Class B:
2018 (18)	88	$18.70	to	$17.66	$1,639	1.07%	—% to 0.75%	(16.33)%	to	(16.97)%
2017	129	$22.35	to	$21.27	$2,872	0.36%	—% to 0.75%	10.15%	to	9.30%
2016	129	$20.29	to	$19.46	$2,626	0.23%	—% to 0.75%	16.48%	to	15.63%
2015	146	$17.42	to	$16.83	$2,545	—%	—% to 0.75%	(2.24)%	to	(2.94)%
2014	193	$17.82	to	$17.34	$3,438	0.45%	—% to 0.75%	5.13%	to	4.33%

Equity Income Class 1:
2018	5,540	$21.17	to	$19.35	$116,985	1.55%	—% to 0.75%	(5.02)%	to	(5.70)%
2017	2,944	$22.29	to	$20.52	$65,606	2.24%	—% to 0.75%	21.08%	to	20.14%
2016	3,003	$18.41	to	$17.08	$55,270	2.73%	—% to 0.75%	15.71%	to	14.86%
2015	3,113	$15.91	to	$14.87	$49,506	2.49%	—% to 0.75%	(3.93)%	to	(4.62)%
2014	2,914	$16.56	to	$15.59	$48,232	2.45%	—% to 0.75%	12.81%	to	11.92%

Fidelity VIP Asset Manager Service Class 2:
2018	98			$22.54	$2,214	1.53%	—%			(5.61)%
2017	86			$23.88	$2,065	2.07%	—%			13.77%
2016	61			$20.99	$1,280	1.29%	—%			2.84%
2015	68			$20.41	$1,385	1.50%	—%			(0.10)%
2014	49			$20.43	$991	0.97%	—%			5.58%

Fidelity VIP Contrafund Initial Class:
2018	1,002	$36.37	to	$32.09	$59,773	0.70%	—% to 0.75%	(6.38)%	to	(7.09)%
2017	1,068	$38.85	to	$34.54	$68,024	0.99%	—% to 0.75%	21.86%	to	20.98%
2016	1,158	$31.88	to	$28.55	$60,546	0.81%	—% to 0.75%	8.03%	to	7.21%
2015	1,250	$29.51	to	$26.63	$60,510	1.03%	—% to 0.75%	0.65%	to	(0.11)%
2014	1,339	$29.32	to	$26.66	$64,549	0.95%	—% to 0.75%	11.95%	to	11.13%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP Contrafund Service Class 2:
2018	2,284			$35.73	$81,619	0.43%	—%			(6.64)%
2017	2,471			$38.27	$94,555	0.75%	—%			21.57%
2016	2,745			$31.48	$86,410	0.62%	—%			7.73%
2015	2,995			$29.22	$87,516	0.77%	—%			0.41%
2014	3,284			$29.10	$95,565	0.75%	—%			11.67%

Fidelity VIP Equity-Income Initial Class:
2018	522	$26.02	to	$20.86	$19,320	2.28%	—% to 0.75%	(8.28)%	to	(8.99)%
2017	544	$28.37	to	$22.92	$21,993	1.67%	—% to 0.75%	12.89%	to	12.08%
2016	599	$25.13	to	$20.45	$21,497	2.31%	—% to 0.75%	18.04%	to	17.12%
2015	643	$21.29	to	$17.46	$19,554	3.16%	—% to 0.75%	(3.97)%	to	(4.69)%
2014	689	$22.17	to	$18.32	$21,879	2.80%	—% to 0.75%	8.68%	to	7.89%

Fidelity VIP Equity-Income Service Class 2:
2018	823			$24.24	$19,948	2.03%	—%			(8.56)%
2017	901			$26.51	$23,876	1.47%	—%			12.66%
2016	973			$23.53	$22,908	2.11%	—%			17.71%
2015	1,103			$19.99	$22,060	2.93%	—%			(4.26)%
2014	1,230			$20.88	$25,682	2.74%	—%			8.52%

Fidelity VIP Government Money Market Service Class:
2018	24,019	$10.22	to	$10.00	$245,550	1.54%	—% to 0.75%	1.49%	to	0.70%
2017	22,700	$10.07	to	$9.93	$228,535	0.57%	—% to 0.75%	0.60%	to	(0.10)%
2016 (10)	25,809	$10.01	to	$9.94	$258,348	0.12%	—% to 0.75%	0.10%	to	(0.60)%

Fidelity VIP Growth Service Class 2:
2018	584	$30.05	to	$26.53	$17,547	0.04%	—% to 0.75%	(0.43)%	to	(1.15)%
2017	631	$30.18	to	$26.84	$19,031	0.08%	—% to 0.75%	34.79%	to	33.80%
2016	656	$22.39	to	$20.06	$14,678	—%	—% to 0.75%	0.54%	to	(0.20)%
2015	697	$22.27	to	$20.10	$15,520	0.03%	—% to 0.75%	6.91%	to	6.12%
2014	725	$20.83	to	$18.94	$15,104	—%	—% to 0.75%	11.03%	to	10.18%

Fidelity VIP High Income Initial Class:
2018	195	$20.86	to	$23.90	$4,763	5.55%	—% to 0.75%	(3.29)%	to	(3.98)%
2017	225	$21.57	to	$24.89	$5,636	5.23%	—% to 0.75%	6.94%	to	6.14%
2016	237	$20.17	to	$23.45	$5,555	5.34%	—% to 0.75%	14.60%	to	13.72%
2015	256	$17.60	to	$20.62	$5,244	6.35%	—% to 0.75%	(3.61)%	to	(4.36)%
2014	287	$18.26	to	$21.56	$6,061	5.72%	—% to 0.75%	1.16%	to	0.42%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP High Income Service Class 2:
2018	667	$28.95	$19,300	5.32%	—%	(3.60)%
2017	707	$30.03	$21,248	4.94%	—%	6.91%
2016	757	$28.09	$21,271	5.37%	—%	14.14%
2015	841	$24.61	$20,685	6.39%	—%	(3.87)%
2014	1,016	$25.60	$25,994	5.84%	—%	0.91%

Fidelity VIP Mid Cap Service Class 2:
2018	933	$25.35	$33,037	0.40%	—%	(14.79)%
2017	977	$29.75	$41,240	0.46%	—%	20.54%
2016	1,159	$24.68	$41,071	0.32%	—%	11.93%
2015	1,232	$22.05	$39,390	0.25%	—%	(1.61)%
2014	1,237	$22.41	$40,675	0.02%	—%	6.01%

Fidelity VIP Strategic Income Service Class 2:
2018	92	$10.09	$931	6.71%	—%	(2.89)%
2017 (14)	5	$10.39	$57	17.25%	—%	3.80%

Franklin Income VIP Class 2:
2018	519	$29.11	$15,106	4.69%	—%	(4.31)%
2017	534	$30.42	$16,257	4.07%	—%	9.66%
2016	592	$27.74	$16,407	5.02%	—%	14.02%
2015	645	$24.33	$15,694	4.59%	—%	(7.03)%
2014	693	$26.17	$18,140	5.13%	—%	4.60%

Franklin Mutual Global Discovery VIP Class 2:
2018	554	$31.27	$17,338	2.31%	—%	(11.22)%
2017	672	$35.22	$23,667	1.82%	—%	8.57%
2016	826	$32.44	$26,792	1.66%	—%	12.17%
2015	939	$28.92	$27,142	2.85%	—%	(3.63)%
2014	921	$30.01	$27,625	2.15%	—%	5.71%

Franklin Mutual Shares VIP Class 2:
2018	419	$24.08	$10,089	2.40%	—%	(9.06)%
2017	393	$26.48	$10,409	2.37%	—%	8.35%
2016	322	$24.44	$7,869	2.09%	—%	16.05%
2015	506	$21.06	$10,659	3.15%	—%	(4.92)%
2014	576	$22.15	$12,754	2.00%	—%	7.11%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Franklin Rising Dividends VIP Class 2:
2018	607			$30.91	$18,768	1.26%	—%			(5.07)%
2017	656			$32.56	$21,349	1.50%	—%			20.55%
2016	641			$27.01	$17,321	1.33%	—%			16.02%
2015	592			$23.28	$13,777	1.44%	—%			(3.64)%
2014	667			$24.16	$16,108	1.35%	—%			8.73%

Franklin Small Cap Value VIP Class 2:
2018	476	$32.79	to	$30.96	$15,617	0.95%	—% to 0.75%	(12.86)%	to	(13.54)%
2017	607	$37.63	to	$35.81	$22,859	0.51%	—% to 0.75%	10.64%	to	9.81%
2016	640	$34.01	to	$32.61	$21,763	0.78%	—% to 0.75%	30.21%	to	29.25%
2015	612	$26.12	to	$25.23	$15,984	0.62%	—% to 0.75%	(7.41)%	to	(8.09)%
2014	633	$28.21	to	$27.45	$17,842	0.61%	—% to 0.75%	0.57%	to	(0.18)%

Franklin Strategic Income VIP Class 2:
2018	1,114			$16.01	$17,841	2.59%	—%			(2.14)%
2017	999			$16.36	$16,341	3.03%	—%			4.54%
2016	778			$15.65	$12,173	3.56%	—%			7.93%
2015	992			$14.50	$14,374	6.78%	—%			(3.85)%
2014	900			$15.08	$13,579	6.07%	—%			1.89%

Franklin U.S. Government Securities VIP Class 2:
2018	125			$11.65	$1,453	2.59%	—%			0.34%
2017	95			$11.61	$1,104	2.63%	—%			1.40%
2016	106			$11.45	$1,210	2.56%	—%			0.62%
2015	89			$11.38	$1,010	2.52%	—%			0.44%
2014	77			$11.33	$873	2.20%	—%			3.47%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2018	74			$20.67	$1,530	0.85%	—%			(8.62)%
2017	32			$22.62	$721	0.54%	—%			11.59%
2016	31			$20.27	$626	1.06%	—%			23.15%
2015	69			$16.46	$1,140	0.28%	—%			(2.08)%
2014	84			$16.81	$1,404	0.85%	—%			6.93%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Government & High Quality Bond Class 1:
2018	3,111	$13.80	to	$12.79	$42,915	3.78%	—% to 0.75%	0.95%	to	0.16%
2017	3,159	$13.67	to	$12.77	$43,181	4.03%	—% to 0.75%	1.86%	to	1.11%
2016	3,278	$13.42	to	$12.63	$43,977	3.52%	—% to 0.75%	1.82%	to	1.04%
2015	3,123	$13.18	to	$12.50	$41,159	3.32%	—% to 0.75%	0.76%	to	0.08%
2014	2,915	$13.08	to	$12.49	$38,111	3.86%	—% to 0.75%	5.06%	to	4.26%

International Emerging Markets Class 1:
2018	1,101	$36.22	to	$31.97	$39,874	1.21%	—% to 0.75%	(21.02)%	to	(21.60)%
2017	1,143	$45.86	to	$40.78	$52,398	1.28%	—% to 0.75%	40.85%	to	39.75%
2016	1,073	$32.56	to	$29.18	$34,927	1.15%	—% to 0.75%	9.41%	to	8.60%
2015	1,135	$29.76	to	$26.87	$33,774	1.72%	—% to 0.75%	(13.81)%	to	(14.45)%
2014	1,105	$34.53	to	$31.41	$38,141	0.94%	—% to 0.75%	(3.76)%	to	(4.47)%

Invesco American Franchise Series I:
2018	116	$19.55	to	$18.59	$2,267	—%	—% to 0.75%	(3.60)%	to	(4.37)%
2017	114	$20.28	to	$19.44	$2,311	0.08%	—% to 0.75%	27.31%	to	26.40%
2016	127	$15.93	to	$15.38	$2,018	—%	—% to 0.75%	2.25%	to	1.52%
2015	159	$15.58	to	$15.15	$2,474	—%	—% to 0.75%	5.06%	to	4.20%
2014	163	$14.83	to	$14.54	$2,418	0.04%	—% to 0.75%	8.41%	to	7.62%

Invesco American Franchise Series II:
2018	108			$19.21	$2,078	—%	—%			(3.90)%
2017	104			$19.99	$2,089	—%	—%			27.00%
2016	104			$15.74	$1,643	—%	—%			2.01%
2015	96			$15.43	$1,479	—%	—%			4.75%
2014	82			$14.73	$1,206	—%	—%			8.15%

Invesco American Value Series I:
2018	10	$9.66	to	$9.40	$96	0.51%	—% to 0.75%	(12.66)%	to	(13.28)%
2017	9	$11.06	to	$10.84	$99	0.89%	—% to 0.75%	9.94%	to	9.16%
2016	6	$10.06	to	$9.93	$58	0.52%	—% to 0.75%	15.50%	to	14.53%
2015 (8)	—	$8.71	to	$8.67	$—	0.60%	—% to 0.75%	(13.51)%	to	(13.90)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco Core Equity Series I:
2018	258	$21.22	to	$18.60	$5,475	0.84%	—% to 0.75%	(9.43)%	to	(10.06)%
2017	310	$23.43	to	$20.68	$7,253	1.05%	—% to 0.75%	13.19%	to	12.33%
2016	330	$20.70	to	$18.41	$6,828	0.74%	—% to 0.75%	10.28%	to	9.45%
2015	423	$18.77	to	$16.82	$7,937	1.13%	—% to 0.75%	(5.77)%	to	(6.50)%
2014	490	$19.92	to	$17.99	$9,753	0.88%	—% to 0.75%	8.14%	to	7.34%

Invesco Core Equity Series II:
2018	277			$30.09	$8,323	—%	—%			(9.61)%
2017	300			$33.29	$9,998	0.81%	—%			12.89%
2016	304			$29.49	$8,969	0.51%	—%			10.00%
2015	345			$26.81	$9,247	0.90%	—%			(6.00)%
2014	419			$28.52	$11,958	0.69%	—%			7.87%

Invesco Global Real Estate Series I:
2018	88			$11.08	$972	3.92%	—%			(6.18)%
2017	77			$11.81	$911	3.13%	—%			13.12%
2016	74			$10.44	$777	1.79%	—%			1.95%
2015	63			$10.24	$649	4.12%	—%			(1.44)%
2014	28			$10.39	$294	1.89%	—%			14.68%

Invesco Health Care Series I:
2018 (19)	573	$28.51	to	$24.98	$16,348	—%	—% to 0.75%	0.88%	to	0.12%
2017	616	$28.26	to	$24.95	$17,407	0.36%	—% to 0.75%	15.82%	to	14.98%
2016	704	$24.40	to	$21.70	$17,161	—%	—% to 0.75%	(11.47)%	to	(12.11)%
2015	879	$27.56	to	$24.69	$24,203	—%	—% to 0.75%	3.18%	to	2.36%
2014	777	$26.71	to	$24.12	$20,751	—%	—% to 0.75%	19.67%	to	18.82%

Invesco International Growth Series I:
2018	596			$26.98	$16,083	1.93%	—%			(14.97)%
2017	800			$31.73	$25,386	1.46%	—%			22.98%
2016	751			$25.80	$19,384	1.44%	—%			(0.42)%
2015	716			$25.91	$18,549	1.51%	—%			(2.34)%
2014	630			$26.53	$16,720	1.61%	—%			0.30%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco Mid Cap Core Equity Series II:
2018	18	$19.70	to	$18.60	$345	0.12%	—% to 0.75%	(11.58)%	to	(12.26)%
2017	31	$22.28	to	$21.20	$687	0.35%	—% to 0.75%	14.67%	to	13.79%
2016	24	$19.43	to	$18.63	$465	—%	—% to 0.75%	13.16%	to	12.30%
2015	21	$17.17	to	$16.59	$364	0.11%	—% to 0.75%	(4.29)%	to	(4.98)%
2014	15	$17.94	to	$17.46	$265	—%	—% to 0.75%	4.18%	to	3.37%

Invesco Mid Cap Growth Series I:
2018	136	$17.24	to	$16.40	$2,336	—%	—% to 0.75%	(5.59)%	to	(6.29)%
2017	140	$18.26	to	$17.50	$2,563	—%	—% to 0.75%	22.47%	to	21.61%
2016	126	$14.91	to	$14.39	$1,880	—%	—% to 0.75%	0.74%	to	—%
2015	139	$14.80	to	$14.39	$2,063	—%	—% to 0.75%	1.23%	to	0.42%
2014	95	$14.62	to	$14.33	$1,387	—%	—% to 0.75%	8.06%	to	7.26%

Invesco Small Cap Equity Series I:
2018	478	$17.17	to	$15.73	$8,387	—%	—% to 0.75%	(15.08)%	to	(15.70)%
2017	496	$20.22	to	$18.66	$10,240	—%	—% to 0.75%	14.04%	to	13.23%
2016	523	$17.73	to	$16.48	$9,472	—%	—% to 0.75%	12.07%	to	11.20%
2015	628	$15.82	to	$14.82	$10,118	—%	—% to 0.75%	(5.50)%	to	(6.20)%
2014	864	$16.74	to	$15.80	$14,694	—%	—% to 0.75%	2.32%	to	1.54%

Invesco Technology Series I:
2018	481	$15.53	to	$13.61	$7,456	—%	—% to 0.75%	(0.45)%	to	(1.16)%
2017	403	$15.60	to	$13.77	$6,285	—%	—% to 0.75%	35.06%	to	34.08%
2016	385	$11.55	to	$10.27	$4,445	—%	—% to 0.75%	(0.69)%	to	(1.44)%
2015	344	$11.63	to	$10.42	$3,997	—%	—% to 0.75%	6.80%	to	6.00%
2014	294	$10.89	to	$9.83	$3,196	—%	—% to 0.75%	11.01%	to	10.20%

Janus Henderson Balanced Service Shares:
2018	706			$31.57	$22,282	1.79%	—%			0.41%
2017	627			$31.44	$19,717	1.38%	—%			18.15%
2016	610			$26.61	$16,237	1.92%	—%			4.31%
2015	726			$25.51	$18,508	1.73%	—%			0.43%
2014	580			$25.40	$14,738	1.51%	—%			8.22%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Janus Henderson Enterprise Service Shares:
2018	1,402	$34.78	to	$30.47	$48,773	0.13%	—% to 0.75%	(10.52)%	to	(1.42)%
2017	1,275	$35.01	to	$30.91	$44,649	0.53%	—% to 0.75%	27.08%	to	26.16%
2016	1,181	$27.55	to	$24.50	$32,522	0.70%	—% to 0.75%	12.08%	to	11.26%
2015	1,114	$24.58	to	$22.02	$27,387	0.79%	—% to 0.75%	3.80%	to	2.99%
2014	995	$23.68	to	$21.38	$23,558	0.03%	—% to 0.75%	12.23%	to	11.41%

Janus Henderson Flexible Bond Service Shares:
2018	1,912			$21.85	$41,777	2.62%	—%			(1.27)%
2017	2,221			$22.13	$49,161	2.49%	—%			3.36%
2016	2,279			$21.41	$48,806	2.45%	—%			2.20%
2015	2,067			$20.95	$43,292	1.99%	—%			(0.05)%
2014	1,966			$20.96	$41,206	3.06%	—%			4.70%

Janus Henderson Forty Service Shares:
2018	547			$22.45	$12,281	1.27%	—%			1.72%
2017	454			$22.07	$10,018	—%	—%			29.98%
2016	366			$16.98	$6,208	0.86%	—%			1.98%
2015	409			$16.65	$6,808	1.24%	—%			11.90%
2014	340			$14.88	$5,060	0.03%	—%			8.45%

Janus Henderson Global Research Service Shares:
2018	207			$19.87	$4,113	1.04%	—%			(7.06)%
2017	125			$21.38	$2,662	0.66%	—%			26.66%
2016	127			$16.88	$2,149	1.00%	—%			1.81%
2015	100			$16.58	$1,651	0.55%	—%			(2.53)%
2014	84			$17.01	$1,432	0.98%	—%			7.18%

Janus Henderson Overseas Service Shares:
2018	132			$23.89	$3,150	1.67%	—%			(15.13)%
2017	130			$28.15	$3,649	1.55%	—%			30.81%
2016	144			$21.52	$3,099	5.00%	—%			(6.72)%
2015	115			$23.07	$2,652	0.52%	—%			(8.78)%
2014	146			$25.29	$3,689	5.71%	—%			(12.10)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

JP Morgan Core Bond Class I:
2018	190			$14.54	$2,767	2.24%	—%			0.07%
2017	203			$14.53	$2,953	2.35%	—%			3.56%
2016	217			$14.03	$3,050	2.54%	—%			2.11%
2015	256			$13.74	$3,515	3.63%	—%			1.18%
2014	288			$13.58	$3,907	3.87%	—%			4.86%

JP Morgan Small Cap Core Class I:
2018	107			$34.87	$3,740	0.39%	—%			(11.94)%
2017	150			$39.60	$5,930	0.32%	—%			15.25%
2016	159			$34.36	$5,463	0.52%	—%			20.18%
2015	161			$28.59	$4,600	0.15%	—%			(5.27)%
2014	166			$30.18	$5,006	0.14%	—%			9.59%

LargeCap Growth Class 1:
2018	1,676	$19.29	to	$19.72	$49,470	0.21%	—% to 0.75%	(7.30)%	to	(8.02)%
2017	1,884	$20.81	to	$21.44	$60,133	0.37%	—% to 0.75%	34.95%	to	33.92%
2016	1,977	$15.42	to	$16.01	$46,800	0.27%	—% to 0.75%	(5.17)%	to	(5.82)%
2015	2,317	$16.26	to	$17.00	$58,019	0.14%	—% to 0.75%	4.97%	to	4.17%
2014	2,436	$15.49	to	$16.32	$58,149	0.65%	—% to 0.75%	11.12%	to	10.27%

LargeCap Growth I Class 1:
2018	3,602	$32.27	to	$27.41	$190,724	0.04%	—% to 0.75%	3.60%	to	2.81%
2017	3,682	$31.15	to	$26.66	$187,992	0.03%	—% to 0.75%	33.75%	to	32.70%
2016	3,891	$23.29	to	$20.09	$148,226	—%	—% to 0.75%	1.26%	to	0.50%
2015	3,880	$23.00	to	$19.99	$145,851	0.23%	—% to 0.75%	7.78%	to	6.96%
2014	3,734	$21.34	to	$18.69	$130,001	0.11%	—% to 0.75%	8.60%	to	7.85%

LargeCap S&P 500 Index Class 1:
2018	6,210	$25.64	to	$22.92	$159,228	1.73%	—% to 0.75%	(4.58)%	to	(5.29)%
2017	5,891	$26.87	to	$24.20	$158,276	1.68%	—% to 0.75%	21.47%	to	20.58%
2016	5,316	$22.12	to	$20.07	$117,572	1.68%	—% to 0.75%	11.60%	to	10.76%
2015	4,611	$19.82	to	$18.12	$91,385	1.48%	—% to 0.75%	1.12%	to	0.39%
2014	3,901	$19.60	to	$18.05	$76,442	1.26%	—% to 0.75%	13.29%	to	12.46%

Lord Abbett Series Fund Developing Growth Class VC:
2018	36	$15.14	to	$14.85	$552	—%	—% to 0.75%	4.85%	to	4.14%
2017	1	$14.44	to	$14.26	$11	—%	—% to 0.75%	29.97%	to	28.93%
2016 (11)	—	$11.11	to	$11.06	$3	—%	—% to 0.75%	10.66%	to	10.16%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Lord Abbett Series Fund International Opportunities Class VC:
2018	35	$10.39	to	$10.19	$364	1.26%	—% to 0.75%	(23.66)%	to	(24.18)%
2017	12	$13.61	to	$13.44	$167	5.23%	—% to 0.75%	39.30%	to	38.13%
2016 (11)	2	$9.77	to	$9.73	$16	1.94%	—% to 0.75%	(2.79)%	to	(3.18)%

MFS Blended Research Small Cap Equity Service Class:
2018	55	$12.90	to	$12.65	$713	0.70%	—% to 0.75%	(5.36)%	to	(6.02)%
2017	7	$13.63	to	$13.46	$98	0.74%	—% to 0.75%	14.73%	to	13.78%
2016 (11)	1	$11.88	to	$11.83	$15	0.24%	—% to 0.75%	18.92%	to	18.42%

MFS Global Equity Service Class:
2018	235			$24.60	$5,773	0.71%	—%			(9.92)%
2017	252			$27.31	$6,895	0.72%	—%			23.74%
2016	197			$22.07	$4,355	0.70%	—%			7.03%
2015	199			$20.62	$4,099	0.87%	—%			(1.67)%
2014	162			$20.97	$3,397	0.55%	—%			3.66%

MFS Growth Service Class:
2018	805			$39.06	$31,443	—%	—%			2.41%
2017	767			$38.14	$29,261	—%	—%			31.07%
2016	656			$29.10	$19,087	—%	—%			2.18%
2015	624			$28.48	$17,778	—%	—%			7.31%
2014	517			$26.54	$13,710	—%	—%			8.68%

MFS Inflation-Adjusted Bond Service Class:
2018	12			$9.93	$117	1.63%	—%			(4.70)%
2017	5			$10.42	$52	—%	—%			7.98%
2016	2			$9.65	$21	—%	—%			2.33%
2015 (8)	—			$9.43	$2	—%	—%			(4.84)%

MFS International Value Service Class:
2018	924			$14.02	$12,961	0.94%	—%			(9.72)%
2017	749			$15.53	$11,636	1.34%	—%			26.78%
2016	567			$12.25	$6,946	1.16%	—%			3.81%
2015	433			$11.80	$5,107	1.88%	—%			6.31%
2014	275			$11.10	$3,048	1.90%	—%			2.49%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

MFS Mid Cap Growth Service Class:
2018	75			$25.84	$1,940	—%	—%			0.94%
2017	27			$25.60	$694	—%	—%			26.67%
2016	28			$20.21	$571	—%	—%			4.66%
2015	30			$19.31	$586	—%	—%			4.43%
2014	26			$18.49	$485	—%	—%			8.51%

MFS Mid Cap Value Portfolio Service Class:
2018	103	$10.71	to	$10.42	$1,105	0.68%	—% to 0.75%	(11.63)%	to	(12.29)%
2017	89	$12.12	to	$11.88	$1,083	1.04%	—% to 0.75%	13.38%	to	12.50%
2016	77	$10.69	to	$10.56	$822	0.73%	—% to 0.75%	15.82%	to	14.91%
2015 (8)	12	$9.23	to	$9.19	$108	0.02%	—% to 0.75%	(8.25)%	to	(8.65)%

MFS New Discovery Service Class:
2018	381	$32.64	to	$30.83	$12,422	—%	—% to 0.75%	(1.72)%	to	(2.47)%
2017	343	$33.21	to	$31.61	$11,406	—%	—% to 0.75%	26.32%	to	25.39%
2016	354	$26.29	to	$25.21	$9,297	—%	—% to 0.75%	8.82%	to	8.01%
2015	407	$24.16	to	$23.34	$9,834	—%	—% to 0.75%	(2.15)%	to	(2.87)%
2014	508	$24.69	to	$24.03	$12,543	—%	—% to 0.75%	(7.49)%	to	(8.21)%

MFS New Discovery Value Service Class:
2018	25	$12.35	to	$12.11	$310	0.28%	—% to 0.75%	(11.02)%	to	(11.67)%
2017	20	$13.88	to	$13.71	$281	0.92%	—% to 0.75%	15.00%	to	14.15%
2016 (11)	2	$12.07	to	$12.01	$29	0.31%	—% to 0.75%	21.31%	to	20.70%

MFS Research International Portfolio Service Class:
2018	219			$9.96	$2,182	1.18%	—%			(14.29)%
2017	253			$11.62	$2,945	1.69%	—%			27.97%
2016	225			$9.08	$2,043	1.22%	—%			(0.98)%
2015 (6)	360			$9.17	$3,301	2.13%	—%			(8.30)%

MFS Total Return Service Class:
2018	149			$17.38	$2,595	2.03%	—%			(5.90)%
2017	118			$18.47	$2,181	2.30%	—%			12.08%
2016	77			$16.48	$1,270	2.89%	—%			8.78%
2015	50			$15.15	$764	2.61%	—%			(0.59)%
2014	55			$15.24	$831	1.74%	—%			8.24%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

MFS Utilities Service Class:
2018	225			$17.05	$3,845	0.85%	—%			0.77%
2017	223			$16.92	$3,765	4.16%	—%			14.48%
2016	222			$14.78	$3,288	3.67%	—%			11.30%
2015	204			$13.28	$2,716	4.01%	—%			(14.76)%
2014	184			$15.58	$2,873	1.98%	—%			12.41%

MFS Value Service Class:
2018	1,041			$30.64	$31,883	1.30%	—%			(10.36)%
2017	1,125			$34.18	$38,445	1.74%	—%			17.38%
2016	1,140			$29.12	$33,197	1.95%	—%			13.75%
2015	1,017			$25.60	$26,025	2.11%	—%			(0.93)%
2014	1,053			$25.84	$27,219	1.38%	—%			10.19%

MidCap Class 1:
2018	2,005	$67.79	to	$242.54	$179,111	0.28%	—% to 0.75%	(6.55)%	to	(7.25)%
2017	2,188	$72.54	to	$261.50	$209,664	0.54%	—% to 0.75%	25.52%	to	24.58%
2016	2,340	$57.79	to	$209.90	$179,257	0.41%	—% to 0.75%	10.37%	to	9.54%
2015	2,615	$52.36	to	$191.62	$181,319	0.52%	—% to 0.75%	1.65%	to	0.88%
2014	2,804	$51.51	to	$189.94	$191,838	0.51%	—% to 0.75%	12.99%	to	12.15%

Multi-Asset Income Class 1:
2018	12	$11.08	to	$10.86	$130	2.39%	—% to 0.75%	(5.62)%	to	(6.38)%
2017	6	$11.74	to	$11.60	$66	1.95%	—% to 0.75%	12.02%	to	11.22%
2016 (11)	—	$10.48	to	$10.43	$2	—%	—% to 0.75%	4.38%	to	4.40%

Neuberger Berman AMT Guardian Class I:
2018	110			$28.79	$3,177	0.50%	—%			(7.64)%
2017	117			$31.17	$3,644	0.33%	—%			25.43%
2016	131			$24.85	$3,254	0.55%	—%			8.71%
2015	151			$22.86	$3,448	0.72%	—%			(4.95)%
2014	126			$24.05	$3,026	0.47%	—%			9.02%

Neuberger Berman AMT Large Cap Value Class I:
2018	259			$20.14	$5,213	1.23%	—%			(1.03)%
2017	294			$20.35	$5,974	0.60%	—%			13.37%
2016	292			$17.95	$5,246	0.83%	—%			27.40%
2015	334			$14.09	$4,708	0.77%	—%			(11.83)%
2014	355			$15.98	$5,676	0.76%	—%			9.83%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2018	53	$11.65	$618	—%	—%	(6.58)%
2017	62	$12.47	$770	—%	—%	24.58%
2016	85	$10.01	$853	—%	—%	4.16%
2015 (9)	104	$9.61	$1,004	—%	—%	(4.19)%

Oppenheimer Main Street Small Cap Service Shares:
2018	211	$23.93	$5,048	0.06%	—%	(10.51)%
2017	172	$26.74	$4,589	0.64%	—%	13.88%
2016	163	$23.48	$3,838	0.24%	—%	17.69%
2015	140	$19.95	$2,787	0.64%	—%	(6.12)%
2014	115	$21.25	$2,439	0.67%	—%	11.67%

PIMCO All Asset Administrative Class:
2018	219	$12.34	$2,702	3.13%	—%	(5.37)%
2017	242	$13.04	$3,162	4.84%	—%	13.49%
2016	210	$11.49	$2,411	2.71%	—%	12.98%
2015	199	$10.17	$2,029	3.55%	—%	(9.03)%
2014	159	$11.18	$1,774	5.30%	—%	0.54%

PIMCO Commodity Real Return Strategy Administrative Class:
2018	110	$5.50	$607	2.15%	—%	(14.06)%
2017	105	$6.40	$671	10.99%	—%	2.07%
2016	72	$6.27	$450	1.18%	—%	15.26%
2015	34	$5.44	$184	3.75%	—%	(25.78)%
2014	24	$7.33	$180	0.41%	—%	(18.46)%

PIMCO Emerging Market Bond Administrative Class:
2018	95	$12.30	$1,170	4.15%	—%	(4.73)%
2017	101	$12.91	$1,298	4.97%	—%	9.87%
2016	81	$11.75	$950	5.26%	—%	13.31%
2015	51	$10.37	$527	5.28%	—%	(2.26)%
2014	21	$10.61	$218	6.60%	—%	1.53%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO High Yield Administrative Class:
2018	744	$17.47	$13,003	5.09%	—%	(2.67)%
2017	660	$17.95	$11,845	4.80%	—%	6.65%
2016	544	$16.83	$9,159	5.17%	—%	12.42%
2015	373	$14.97	$5,577	5.28%	—%	(1.64)%
2014	393	$15.22	$5,975	5.28%	—%	3.40%

PIMCO Long-Term U.S. Government Administrative Class:
2018	62	$11.72	$730	2.39%	—%	(2.41)%
2017	60	$12.01	$724	2.16%	—%	8.98%
2016	49	$11.02	$536	1.84%	—%	0.64%
2015	2	$10.95	$20	2.10%	—%	(1.35)%
2014 (5)	2	$11.10	$18	1.84%	—%	11.67%

PIMCO Low Duration Administrative Class:
2018	49	$10.25	$502	2.11%	—%	0.39%
2017	3	$10.21	$31	1.18%	—%	1.29%
2016 (11)	—	$10.08	$—	—%	—%	0.80%

PIMCO Real Return Administrative Class:
2018	852	$12.60	$10,742	2.44%	—%	(2.25)%
2017	830	$12.89	$10,701	2.36%	—%	3.70%
2016	817	$12.43	$10,161	2.31%	—%	5.16%
2015	794	$11.82	$9,388	4.28%	—%	(2.72)%
2014	805	$12.15	$9,785	1.32%	—%	3.05%

PIMCO Short-Term Administrative Class:
2018	2,576	$11.50	$29,633	2.13%	—%	1.50%
2017	2,133	$11.33	$24,166	1.67%	—%	2.44%
2016	1,653	$11.06	$18,282	1.57%	—%	2.31%
2015	1,876	$10.81	$20,275	0.98%	—%	1.12%
2014	1,303	$10.69	$13,921	0.70%	—%	0.75%

PIMCO Total Return Administrative Class:
2018	3,288	$13.45	$44,224	2.54%	—%	(0.52)%
2017	3,270	$13.52	$44,213	2.00%	—%	4.89%
2016	2,695	$12.89	$34,726	2.06%	—%	2.71%
2015	2,583	$12.55	$32,426	5.10%	—%	0.40%
2014	2,540	$12.50	$31,748	2.20%	—%	4.25%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Principal Capital Appreciation Class 1:
2018	1,522	$12.55	to	$12.21	$19,104	1.15%	—% to 0.75%	(3.46)%	to	(4.08)%
2017	1,574	$13.00	to	$12.73	$20,451	1.25%	—% to 0.75%	20.82%	to	19.76%
2016	1,656	$10.76	to	$10.63	$17,828	1.13%	—% to 0.75%	9.13%	to	8.36%
2015 (7)	1,745	$9.86	to	$9.81	$17,214	0.33%	—% to 0.75%	(0.40)%	to	(0.91)%

Principal LifeTime 2010 Class 1:
2018	731	$19.45	to	$21.61	$14,211	3.00%	—% to 0.75%	(3.86)%	to	(4.59)%
2017	861	$20.23	to	$22.65	$17,414	2.08%	—% to 0.75%	11.40%	to	10.60%
2016	854	$18.16	to	$20.48	$15,505	2.16%	—% to 0.75%	5.28%	to	4.44%
2015	729	$17.25	to	$19.61	$12,577	2.24%	—% to 0.75%	(1.20)%	to	(1.90)%
2014	776	$17.46	to	$19.99	$13,553	2.22%	—% to 0.75%	4.80%	to	4.06%

Principal LifeTime 2020 Class 1:
2018	4,063	$21.83	to	$24.40	$88,691	2.75%	—% to 0.75%	(5.39)%	to	(6.12)%
2017	4,008	$23.07	to	$25.99	$92,474	1.98%	—% to 0.75%	15.00%	to	14.14%
2016	3,911	$20.06	to	$22.77	$78,473	1.95%	—% to 0.75%	5.75%	to	4.98%
2015	3,839	$18.97	to	$21.69	$72,833	2.70%	—% to 0.75%	(1.15)%	to	(1.86)%
2014	3,513	$19.19	to	$22.10	$67,415	2.40%	—% to 0.75%	5.79%	to	4.94%

Principal LifeTime 2030 Class 1:
2018	3,719	$22.20	to	$25.77	$82,562	2.57%	—% to 0.75%	(7.04)%	to	(7.77)%
2017	3,400	$23.88	to	$27.94	$81,209	1.65%	—% to 0.75%	18.28%	to	17.39%
2016	2,825	$20.19	to	$23.80	$57,057	1.69%	—% to 0.75%	5.82%	to	5.08%
2015	2,443	$19.08	to	$22.65	$46,609	2.58%	—% to 0.75%	(1.04)%	to	(1.82)%
2014	2,223	$19.28	to	$23.07	$42,871	2.15%	—% to 0.75%	6.05%	to	5.29%

Principal LifeTime 2040 Class 1:
2018	1,991	$23.32	to	$27.39	$46,443	2.09%	—% to 0.75%	(7.86)%	to	(8.55)%
2017	1,797	$25.31	to	$29.95	$45,470	1.39%	—% to 0.75%	20.70%	to	19.80%
2016	1,616	$20.97	to	$25.00	$33,897	1.45%	—% to 0.75%	5.43%	to	4.65%
2015	1,512	$19.89	to	$23.89	$30,067	2.55%	—% to 0.75%	(0.85)%	to	(1.57)%
2014	1,334	$20.06	to	$24.27	$26,752	2.01%	—% to 0.75%	6.25%	to	5.38%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Principal LifeTime 2050 Class 1:
2018	802	$23.58	to	$28.04	$18,910	2.03%	—% to 0.75%	(8.64)%	to	(9.34)%
2017	726	$25.81	to	$30.93	$18,728	1.30%	—% to 0.75%	22.15%	to	21.25%
2016	777	$21.13	to	$25.51	$16,430	1.42%	—% to 0.75%	5.60%	to	4.81%
2015	690	$20.01	to	$24.34	$13,819	2.64%	—% to 0.75%	(0.69)%	to	(1.46)%
2014	629	$20.15	to	$24.70	$12,678	2.05%	—% to 0.75%	6.16%	to	5.42%

Principal LifeTime 2060 Class 1:
2018	253	$13.69	to	$13.12	$3,466	1.93%	—% to 0.75%	(9.22)%	to	(9.95)%
2017	311	$15.08	to	$14.57	$4,691	0.97%	—% to 0.75%	22.70%	to	21.82%
2016	159	$12.29	to	$11.96	$1,951	1.13%	—% to 0.75%	5.49%	to	4.73%
2015	143	$11.65	to	$11.42	$1,663	1.28%	—% to 0.75%	(0.68)%	to	(1.47)%
2014	54	$11.73	to	$11.59	$639	0.08%	—% to 0.75%	5.58%	to	4.79%

Principal LifeTime Strategic Income Class 1:
2018	515	$17.50	to	$17.98	$9,024	2.94%	—% to 0.75%	(3.05)%	to	(3.75)%
2017	512	$18.05	to	$18.68	$9,248	2.34%	—% to 0.75%	8.80%	to	7.98%
2016	514	$16.59	to	$17.30	$8,522	2.54%	—% to 0.75%	4.73%	to	3.97%
2015	461	$15.84	to	$16.64	$7,306	2.25%	—% to 0.75%	(0.94)%	to	(1.71)%
2014	514	$15.99	to	$16.93	$8,216	2.60%	—% to 0.75%	4.58%	to	3.80%

Putnam VT Equity Income Class IB:
2018	65			$10.35	$677	0.71%	—%			(8.49)%
2017 (13)	76			$11.31	$863	—%	—%			13.21%

Putnam VT Growth Opportunities Class IB:
2018	1,947	$13.47	to	$13.26	$26,234	—%	—% to 0.75%	2.36%	to	1.61%
2017	2,123	$13.16	to	$13.05	$27,937	0.10%	—% to 0.75%	30.95%	to	29.98%
2016 (12)	2,254	$10.05	to	$10.04	$22,655	—%	—% to 0.75%	0.70%	to	0.60%

Putnam VT International Equity Class IB:
2018	36			$17.34	$626	1.45%	—%			(19.12)%
2017	43			$21.44	$916	2.19%	—%			26.56%
2016	45			$16.94	$770	3.93%	—%			(2.48)%
2015	67			$17.37	$1,170	1.16%	—%			0.17%
2014	72			$17.34	$1,245	0.95%	—%			(6.77)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Real Estate Securities Class 1:
2018	916	$73.92	to	$56.00	$67,765	1.81%	—% to 0.75%	(4.22)%	to	(4.94)%
2017	974	$77.18	to	$58.91	$75,297	1.75%	—% to 0.75%	9.20%	to	8.39%
2016	1,105	$70.68	to	$54.35	$78,178	1.39%	—% to 0.75%	5.84%	to	5.04%
2015	1,134	$66.78	to	$51.74	$75,834	1.15%	—% to 0.75%	4.21%	to	3.44%
2014	1,204	$64.08	to	$50.02	$77,251	1.63%	—% to 0.75%	32.81%	to	31.81%

Rydex Basic Materials:
2018 (16)	—			$8.16	$—	—%	—%			(18.56)%

Rydex Utilities:
2018 (16)	—			$10.90	$—	—%	—%			9.66%

SAM Balanced Portfolio Class 1:
2018	3,966	$17.93	to	$24.08	$71,152	3.07%	—% to 0.75%	(5.03)%	to	(5.75)%
2017	4,082	$18.88	to	$25.55	$77,137	2.13%	—% to 0.75%	15.19%	to	14.32%
2016	4,226	$16.39	to	$22.35	$69,351	2.08%	—% to 0.75%	6.84%	to	6.02%
2015	4,516	$15.34	to	$21.08	$69,369	2.93%	—% to 0.75%	(0.78)%	to	(1.54)%
2014	4,338	$15.46	to	$21.41	$67,150	2.75%	—% to 0.75%	6.77%	to	6.04%

SAM Conservative Balanced Portfolio Class 1:
2018	2,524	$17.37	to	$20.89	$43,839	3.45%	—% to 0.75%	(3.50)%	to	(4.22)%
2017	2,363	$18.00	to	$21.81	$42,524	2.79%	—% to 0.75%	11.46%	to	10.65%
2016	2,448	$16.15	to	$19.71	$39,530	2.59%	—% to 0.75%	6.39%	to	5.57%
2015	2,382	$15.18	to	$18.67	$36,166	3.21%	—% to 0.75%	(0.78)%	to	(1.53)%
2014	2,059	$15.30	to	$18.96	$31,509	3.01%	—% to 0.75%	6.25%	to	5.45%

SAM Conservative Growth Portfolio Class 1:
2018	3,304	$17.93	to	$27.20	$59,275	2.79%	—% to 0.75%	(6.61)%	to	(7.29)%
2017	3,229	$19.20	to	$29.34	$62,036	1.56%	—% to 0.75%	19.78%	to	18.88%
2016	3,199	$16.03	to	$24.68	$51,320	1.43%	—% to 0.75%	7.01%	to	6.20%
2015	3,310	$14.98	to	$23.24	$49,631	2.23%	—% to 0.75%	(1.12)%	to	(1.86)%
2014	3,246	$15.15	to	$23.68	$49,215	1.79%	—% to 0.75%	7.45%	to	6.67%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

SAM Flexible Income Portfolio Class 1:
2018	1,200	$17.29	to	$19.35	$20,760	4.04%	—% to 0.75%	(1.98)%	to	(2.67)%
2017	1,337	$17.64	to	$19.88	$23,582	3.39%	—% to 0.75%	8.42%	to	7.58%
2016	1,292	$16.27	to	$18.48	$21,032	3.32%	—% to 0.75%	7.04%	to	6.27%
2015	1,193	$15.20	to	$17.39	$18,145	3.61%	—% to 0.75%	(1.30)%	to	(2.08)%
2014	1,064	$15.40	to	$17.76	$16,391	3.66%	—% to 0.75%	5.99%	to	5.28%

SAM Strategic Growth Portfolio Class 1:
2018	3,048	$17.67	to	$29.07	$53,884	2.39%	—% to 0.75%	(8.63)%	to	(9.27)%
2017	3,070	$19.34	to	$32.04	$59,384	1.41%	—% to 0.75%	22.25%	to	21.32%
2016	3,307	$15.82	to	$26.41	$52,336	1.42%	—% to 0.75%	6.17%	to	5.35%
2015	3,395	$14.90	to	$25.07	$50,623	2.27%	—% to 0.75%	(1.65)%	to	(2.34)%
2014	3,272	$15.15	to	$25.67	$49,595	1.56%	—% to 0.75%	8.68%	to	7.86%

Short-Term Income Class 1:
2018	3,326	$13.35	to	$12.37	$44,389	2.16%	—% to 0.75%	1.06%	to	0.24%
2017	3,319	$13.21	to	$12.34	$43,851	1.97%	—% to 0.75%	2.40%	to	1.65%
2016	3,560	$12.90	to	$12.14	$45,938	2.23%	—% to 0.75%	2.14%	to	1.34%
2015	2,753	$12.63	to	$11.98	$34,776	2.60%	—% to 0.75%	0.72%	to	—%
2014	2,466	$12.54	to	$11.98	$30,934	1.72%	—% to 0.75%	1.70%	to	0.93%

SmallCap Class 1:
2018	2,361	$30.14	to	$24.17	$71,213	0.30%	—% to 0.75%	(10.88)%	to	(11.56)%
2017	2,675	$33.82	to	$27.33	$90,502	0.38%	—% to 0.75%	12.85%	to	12.01%
2016	2,950	$29.97	to	$24.40	$88,434	0.25%	—% to 0.75%	17.39%	to	16.52%
2015	3,293	$25.53	to	$20.94	$84,116	0.07%	—% to 0.75%	(0.08)%	to	(0.85)%
2014	1,208	$25.55	to	$21.12	$30,861	0.35%	—% to 0.75%	4.89%	to	4.09%

T. Rowe Price Equity Income Portfolio II:
2018	80			$20.81	$1,666	1.66%	—%			(9.72)%
2017	115			$23.05	$2,646	1.53%	—%			15.77%
2016	117			$19.91	$2,324	2.06%	—%			18.79%
2015	119			$16.76	$2,000	1.52%	—%			(7.10)%
2014	194			$18.04	$3,504	1.51%	—%			7.13%

T. Rowe Price Health Sciences Portfolio II:
2018	91			$11.36	$1,028	—%	—%			0.89%
2017 (14)	—			$11.26	$2	—%	—%			12.15%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Templeton Developing Markets VIP Class 2:
2018	404			$16.36	$6,614	0.86%	—%			(15.80)%
2017	395			$19.43	$7,664	0.96%	—%			40.39%
2016	406			$13.84	$5,616	0.78%	—%			17.49%
2015	441			$11.78	$5,190	2.07%	—%			(19.59)%
2014	438			$14.65	$6,425	1.48%	—%			(8.44)%

Templeton Foreign VIP Class 2:
2018	1,188			$10.95	$13,012	2.68%	—%			(15.44)%
2017	1,193			$12.95	$15,452	2.61%	—%			16.67%
2016	1,178			$11.10	$13,080	1.95%	—%			7.14%
2015	1,251			$10.36	$12,960	3.24%	—%			(6.50)%
2014	1,163			$11.08	$12,882	1.88%	—%			(11.08)%

Templeton Global Bond VIP Class 2:
2018	1,232	$16.38	to	$15.47	$20,179	—%	—% to 0.75%	1.93%	to	1.18%
2017	1,216	$16.07	to	$15.29	$19,533	—%	—% to 0.75%	1.97%	to	1.19%
2016	1,082	$15.76	to	$15.11	$17,061	—%	—% to 0.75%	2.94%	to	2.16%
2015	1,199	$15.31	to	$14.79	$18,360	7.96%	—% to 0.75%	(4.31)%	to	(5.01)%
2014	1,142	$16.00	to	$15.57	$18,280	4.92%	—% to 0.75%	1.85%	to	1.04%

TOPS Managed Risk Balanced ETF Class 2:
2018	62	$12.59	to	$11.98	$786	1.87%	—% to 0.75%	(6.04)%	to	(6.77)%
2017	49	$13.40	to	$12.85	$652	1.43%	—% to 0.75%	10.56%	to	9.74%
2016	48	$12.12	to	$11.71	$577	1.41%	—% to 0.75%	6.22%	to	5.50%
2015	33	$11.41	to	$11.10	$372	1.19%	—% to 0.75%	(4.52)%	to	(5.29)%
2014	31	$11.95	to	$11.72	$372	1.09%	—% to 0.75%	3.11%	to	2.36%

TOPS Managed Risk Growth ETF Class 2:
2018	89	$13.14	to	$12.50	$1,172	1.57%	—% to 0.75%	(8.69)%	to	(9.42)%
2017	83	$14.39	to	$13.80	$1,192	0.88%	—% to 0.75%	17.66%	to	16.85%
2016	291	$12.23	to	$11.81	$3,561	1.67%	—% to 0.75%	5.52%	to	4.70%
2015	305	$11.59	to	$11.28	$3,533	1.42%	—% to 0.75%	(9.10)%	to	(9.76)%
2014	287	$12.75	to	$12.50	$3,659	0.87%	—% to 0.75%	1.27%	to	0.56%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

TOPS Managed Risk Moderate Growth ETF Class 2:
2018	51	$13.17	to	$12.53	$667	0.85%	—% to 0.75%	(7.19)%	to	(7.94)%
2017	139	$14.19	to	$13.61	$1,971	1.52%	—% to 0.75%	13.79%	to	13.04%
2016	130	$12.47	to	$12.04	$1,621	1.48%	—% to 0.75%	6.31%	to	5.52%
2015	123	$11.73	to	$11.41	$1,442	1.25%	—% to 0.75%	(6.31)%	to	(7.08)%
2014	108	$12.52	to	$12.28	$1,352	1.17%	—% to 0.75%	2.79%	to	2.08%

VanEck Global Hard Assets Class S:
2018	290	$5.06	to	$4.78	$1,466	—%	—% to 0.75%	(28.43)%	to	(28.97)%
2017	161	$7.07	to	$6.73	$1,139	—%	—% to 0.75%	(1.94)%	to	(2.60)%
2016	145	$7.21	to	$6.91	$1,040	0.27%	—% to 0.75%	43.34%	to	42.18%
2015	99	$5.03	to	$4.86	$497	0.03%	—% to 0.75%	(33.55)%	to	(34.06)%
2014	92	$7.57	to	$7.37	$695	—%	—% to 0.75%	(19.38)%	to	(19.98)%

VanEck Global Hard Assets Initial Class:
2018	1,086			$5.99	$6,504	—%	—%			(28.26)%
2017	1,144			$8.35	$9,553	—%	—%			(1.65)%
2016	1,213			$8.49	$10,298	0.35%	—%			43.65%
2015	1,008			$5.91	$5,957	0.03%	—%			(33.45)%
2014	807			$8.88	$7,165	0.08%	—%			(19.05)%

Vanguard VIF Balanced:
2018	1,264			$32.49	$41,063	2.37%	—%			(3.39)%
2017	1,376			$33.63	$46,265	2.34%	—%			14.70%
2016	1,833			$29.32	$53,753	2.48%	—%			11.02%
2015	1,890			$26.41	$49,927	2.36%	—%			0.11%
2014	1,877			$26.38	$49,537	2.21%	—%			9.83%

Vanguard VIF Equity Index:
2018	4,222			$31.24	$131,905	1.67%	—%			(4.49)%
2017	4,299			$32.71	$140,644	1.76%	—%			21.64%
2016	4,374			$26.89	$117,629	2.17%	—%			11.81%
2015	4,257			$24.05	$102,385	1.53%	—%			1.26%
2014	3,837			$23.75	$91,124	1.63%	—%			13.53%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

	December 31					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Vanguard VIF Mid-Cap Index:
2018	1,955			$37.02	$72,389	1.17%	—%			(9.33)%
2017	1,885			$40.83	$76,988	1.14%	—%			19.07%
2016	1,755			$34.29	$60,191	1.29%	—%			11.11%
2015	1,543			$30.86	$47,630	1.17%	—%			(1.44)%
2014	1,490			$31.31	$46,660	0.85%	—%			13.61%

Wanger International:
2018	141	$9.80	to	$9.54	$1,384	2.05%	—% to 0.75%	(17.72)%	to	(18.32)%
2017	102	$11.91	to	$11.68	$1,217	1.44%	—% to 0.75%	32.92%	to	31.98%
2016	38	$8.96	to	$8.85	$345	1.36%	—% to 0.75%	(1.43)%	to	(2.21)%
2015 (8)	14	$9.09	to	$9.05	$131	1.65%	—% to 0.75%	(9.19)%	to	(9.59)%

Wells Fargo VT Index Asset Allocation Class 2:
2018	68	$28.26	to	$24.95	$1,930	0.97%	—% to 0.75%	(2.92)%	to	(3.63)%
2017	97	$29.11	to	$25.89	$2,828	0.75%	—% to 0.75%	12.26%	to	11.40%
2016	122	$25.93	to	$23.24	$3,162	0.92%	—% to 0.75%	7.68%	to	6.90%
2015	84	$24.08	to	$21.74	$2,015	0.99%	—% to 0.75%	1.22%	to	0.46%
2014	73	$23.79	to	$21.64	$1,727	1.53%	—% to 0.75%	18.06%	to	17.16%

Wells Fargo VT Omega Growth Class 2:
2018	336	$27.94	to	$26.22	$9,378	—%	—% to 0.75%	0.25%	to	(0.49)%
2017	290	$27.87	to	$26.35	$8,070	0.01%	—% to 0.75%	34.64%	to	33.62%
2016	294	$20.70	to	$19.72	$6,089	—%	—% to 0.75%	0.49%	to	(0.25)%
2015	332	$20.60	to	$19.77	$6,840	—%	—% to 0.75%	1.38%	to	0.61%
2014	346	$20.32	to	$19.65	$7,040	—%	—% to 0.75%	3.83%	to	3.04%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(5)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(6)	Commencement of operations, March 27, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(7)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(8)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(9)	Commencement of operations, November 6, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(10)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(11)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(12)	Commencement of operations, November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(13)	Commencement of operations, May 12, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(14)	Commencement of operations, May 15, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(15)	Commencement of operations, May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(16)	Commencement of operations, June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(17)	Represented the operations of Deutsche Alternative Asset Allocation Class B Division until October 13, 2018.
(18)	Represented the operations of Deutsche Small Mid Cap Value Class B Division until October 13, 2018.
(19)	Represented the operations of Invesco Global Health Care Series I Division until June 9, 2018.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside the ranges indicated above for applicable years.

Division	2018 Unit Value ($)

Diversified International Class 1	26.36
Fidelity VIP Contrafund Initial Class	62.67
Fidelity VIP Equity-Income Initial Class	38.95
Fidelity VIP High Income Initial Class	20.86
Fidelity VIP Mid Cap Service Class 2	40.67
Invesco Small Cap Equity Series I	17.96
LargeCap Growth Class 1	30.29
LargeCap Growth I Class 1	53.66
LargeCap S&P 500 Index Class 1	25.74
Real Estate Securities Class 1	79.57
SmallCap Class 1	31.36

Division	2018 Total Return (%)

Fidelity VIP Contrafund Initial Class	(6.360)
Fidelity VIP Mid Cap Service Class 2	(14.770)
Janus Henderson Enterprise Service Shares	(10.52) and (0.66)
LargeCap Growth Class 1	(7.280)
Real Estate Securities Class 1	(4.210)

Division	2017 Unit Value ($)

Diversified International Class 1	31.97
Fidelity VIP Contrafund Initial Class	66.93
Fidelity VIP Equity-Income Initial Class	42.47
Fidelity VIP High Income Initial Class	25.55
Invesco Small Cap Equity Series I	21.15
LargeCap Growth Class 1	32.67
LargeCap Growth I Class 1	51.80
LargeCap S&P 500 Index Class 1	26.98
Real Estate Securities Class 1	83.07
SmallCap Class 1	35.19

Division	2017 Total Return (%)

LargeCap S&P 500 Index Class 1	21.48
LargeCap Value Class 1	16.82
MidCap Class 1	25.53

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

Division	2016 Unit Value ($)

Diversified International Class 1	24.77
Fidelity VIP Contrafund Initial Class	54.92
Fidelity VIP Equity-Income Initial Class	37.62
Fidelity VIP High Income Initial Class	23.89
Invesco Small Cap Equity Series I	18.55
LargeCap Growth Class 1	24.22
LargeCap Growth I Class 1	38.74
LargeCap S&P 500 Index Class 1	22.21
Real Estate Securities Class 1	76.07
SmallCap Class 1	31.18

Division	2016 Total Return (%)

Balanced Class 1	5.69
Core Plus Bond Class 1	4.09
Diversified International Class 1	0.36
Fidelity VIP High Income Initial Class	14.64
Fidelity VIP Mid Cap Service Class 2	39.59
Invesco Small Cap Equity Series I	12.08
LargeCap Growth Class 1	(5.130)
LargeCap S&P 500 Index Class 1	11.61
LargeCap Value Class 1	8.18

Division	2015 Unit Value ($)

Diversified International Class 1	24.68
Fidelity VIP Contrafund Initial Class	50.85
Fidelity VIP Equity-Income Initial Class	31.87
Fidelity VIP High Income Initial Class	20.84
Fidelity VIP Mid Cap Service Class 2	35.37
Invesco Small Cap Equity Series I	16.55
LargeCap Growth Class 1	25.53
LargeCap Growth I Class 1	38.26
LargeCap S&P 500 Index Class 1	19.90
Putnam VT Voyager Class IB	21.78
Real Estate Securities Class 1	71.87
SmallCap Blend Class 1	26.56

Division	2015 Total Return (%)

Balanced Class 1	0.43
Fidelity VIP Contrafund Initial Class	0.67
Fidelity VIP Mid Cap Service Class 2	(1.640)
LargeCap Growth Class 1	4.98

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2018

Division	2014 Unit Value ($)

Diversified International Class 1	24.77
Fidelity VIP Contrafund Initial Class	50.51
Fidelity VIP Equity-Income Initial Class	33.19
Fidelity VIP High Income Initial Class	21.63
Fidelity VIP Mid Cap Service Class 2	35.96
Invesco Small Cap Equity Series I	17.52
LargeCap Growth Class 1	24.32
LargeCap Growth I Class 1	35.50
LargeCap S&P 500 Index Class 1	19.68
Putnam VT Voyager Class IB	23.20
Real Estate Securities Class 1	68.97
SmallCap Blend Class 1	26.59
SmallCap Growth II Class 1	21.68
SmallCap Value I Class 1	49.28

Division	2014 Total Return (%)

Balanced Class 1	8.82
Bond & Mortgage Securities Class 1	5.24
Diversified International Class 1	(3.200)
Fidelity VIP Equity-Income Initial Class	8.71
Fidelity VIP High Income Initial Class	1.17
Fidelity VIP Mid Cap Service Class 2	6.05
Invesco Small Cap Equity Series I	2.40
LargeCap Growth I Class 1	8.63
LargeCap S&P 500 Index Class 1	13.30
Putnam VT Voyager Class IB	9.74

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 26, 2019, and determined no items require recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholders
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2018 and 2017, and the related statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2018 and 2017, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 15, 2019

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2018	December 31, 2017
	(in millions)
Assets
Fixed maturities, available-for-sale (2018 and 2017 include $94.5 million and $268.0 million related to
consolidated variable interest entities)	$56,275.3	$55,429.4
Fixed maturities, trading	165.5	49.1
Equity securities	84.8	100.1
Mortgage loans	14,662.2	13,452.1
Real estate (2018 and 2017 include $364.0 million and $370.3 million related to consolidated variable
interest entities)	1,726.3	1,732.6
Policy loans	755.9	765.7
Other investments (2018 and 2017 include $44.1 million and $49.0 million related to consolidated variable
interest entities and $23.6 million and $61.0 million measured at fair value under the fair value option)	1,752.5	1,270.2
Total investments	75,422.5	72,799.2
Cash and cash equivalents	1,806.3	923.4
Accrued investment income	615.5	591.0
Premiums due and other receivables	1,618.2	1,708.1
Deferred acquisition costs	3,680.4	3,331.7
Property and equipment	692.9	688.1
Goodwill	75.1	75.1
Other intangibles	22.2	24.8
Separate account assets	107,343.0	117,300.8
Other assets	1,135.9	1,193.8
Total assets	$192,412.0	$198,636.0

Liabilities
Contractholder funds	$36,861.7	$35,330.2
Future policy benefits and claims	30,565.5	27,681.9
Other policyholder funds	727.2	796.0
Long-term debt (2018 and 2017 include $58.4 million and $2.8 million related to consolidated variable
interest entities)	129.1	50.5
Income taxes currently payable	—	10.5
Deferred income taxes	1,029.4	1,258.0
Separate account liabilities	107,343.0	117,300.8
Other liabilities (2018 and 2017 include $101.3 million and $269.3 million related to consolidated variable
interest entities)	6,904.9	6,237.7
Total liabilities	183,560.8	188,665.6

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.6	6,346.0
Retained earnings	2,441.2	2,238.1
Accumulated other comprehensive income	55.5	1,359.8
Total stockholder's equity attributable to Principal Life Insurance Company	8,830.8	9,946.4
Noncontrolling interest	20.4	24.0
Total stockholder's equity	8,851.2	9,970.4
Total liabilities and stockholder's equity	$192,412.0	$198,636.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Revenues
Premiums and other considerations	$6,092.4	$5,999.4	$5,024.5
Fees and other revenues	2,222.2	2,182.1	2,000.5
Net investment income	3,022.9	2,833.7	2,666.1
Net realized capital gains, excluding impairment losses on available-for-sale
securities	121.8	451.7	194.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	10.6	(30.00)	(93.70)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(39.70)	(49.70)	(3.10)
Net impairment losses on available-for-sale securities	(29.10)	(79.70)	(96.80)
Net realized capital gains	92.7	372.0	97.9
Total revenues	11,430.2	11,387.2	9,789.0
Expenses
Benefits, claims and settlement expenses	7,542.0	7,317.9	6,339.5
Dividends to policyholders	123.6	124.6	156.6
Operating expenses	2,363.5	2,226.7	2,099.3
Total expenses	10,029.1	9,669.2	8,595.4
Income from continuing operations before income taxes	1,401.1	1,718.0	1,193.6
Income taxes (benefits)	146.8	(518.40)	211.9
Income from continuing operations, net of related income taxes	1,254.3	2,236.4	981.7
Income from discontinued operations, net of related income taxes	—	37.0	131.6
Net income	1,254.3	2,273.4	1,113.3
Net income attributable to noncontrolling interest	3.3	2.4	26.6
Net income attributable to Principal Life Insurance Company	$1,251.0	$2,271.0	$1,086.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Net income	$1,254.3	$2,273.4	$1,113.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(1,513.30)	619.9	103.8
Noncredit component of impairment losses on fixed maturities, available-for-sale	26.5	27.4	0.3
Net unrealized gains (losses) on derivative instruments	8.0	(49.10)	10.2
Net unrecognized postretirement benefit obligation	(67.60)	13.3	2.9
Other comprehensive income (loss)	(1,546.40)	611.5	117.2
Comprehensive income (loss)	(292.10)	2,884.9	1,230.5
Comprehensive income attributable to noncontrolling interest	3.3	2.4	26.6
Comprehensive income (loss) attributable to Principal Life Insurance Company	$(295.40)	$2,882.5	$1,203.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2016	$2.5	$5,334.4	$2,232.6	$641.3	$43.4	$8,254.2
Capital distributions to parent	—	(20.00)	—	—	—	(20.00)
Stock-based compensation and
additional related tax benefits	—	59.7	(4.40)	—	0.4	55.7
Net true-up of assets transferred to affiliate due to
prior year change in benefit plan sponsorship	—	(68.50)	—	(10.10)	—	(78.60)
Dividends to parent	—	—	(1,175.00)	—	—	(1,175.00)
Distributions to noncontrolling interest	—	—	—	—	(33.00)	(33.00)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	2.5	5,305.6	2,139.9	748.4	42.9	8,239.3
Capital distributions to parent	—	(27.50)	—	—	—	(27.50)
Stock-based compensation	—	41.9	(3.00)	—	0.1	39.0
Net true-up of tax asset transferred to affiliate due
to prior year change in benefit plan sponsorship	—	(3.00)	—	—	—	(3.00)
Dividends to parent	—	—	(1,818.40)	—	—	(1,818.40)
Distributions to noncontrolling interest	—	—	—	—	(3.10)	(3.10)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.10)	—	—	(1.30)	(6.40)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.40)	(0.10)	(23.00)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	2.5	6,346.0	2,238.1	1,359.8	24.0	9,970.4
Capital distributions to parent	—	(21.60)	—	—	—	(21.60)
Stock-based compensation	—	28.6	(2.20)	—	—	26.4
Dividends to parent	—	—	(840.00)	—	—	(840.00)
Distributions to noncontrolling interest	—	—	—	—	(8.30)	(8.30)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.40)	—	—	(1.60)	(23.00)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.10)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.00)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.40)	—	(1,546.40)
Balances as of December 31, 2018	$2.5	$6,331.6	$2,441.2	$55.5	$20.4	$8,851.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2018	2017	2016
	(in millions)
Operating activities
Net income	$1,254.3	$2,273.4	$1,113.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	(37.00)	(131.60)
Net realized capital gains	(92.70)	(372.00)	(97.90)
Depreciation and amortization expense	111.6	112.2	108.3
Amortization of deferred acquisition costs and contract costs	260.6	212.1	262.6
Additions to deferred acquisition costs and contract costs	(419.20)	(397.80)	(377.70)
Stock-based compensation	26.6	39.3	31.5
(Income) loss from equity method investments, net of dividends received	(32.50)	9.7	60.1
Changes in:
Accrued investment income	(24.50)	(27.30)	(41.90)
Net cash flows for trading securities and equity securities with operating intent	(124.80)	171.3	301.5
Premiums due and other receivables	62.2	(360.10)	100.9
Contractholder and policyholder liabilities and dividends	3,324.8	3,251.9	2,019.5
Current and deferred income taxes (benefits)	253.0	(616.40)	61.5
Real estate acquired through operating activities	(89.20)	(82.50)	(58.20)
Real estate sold through operating activities	133.5	1.2	227.6
Other assets and liabilities	244.3	(212.80)	(266.60)
Other	266.5	983.3	755.2
Net adjustments	3,900.2	2,675.1	2,954.8
Net cash provided by operating activities	5,154.5	4,948.5	4,068.1
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(12,392.80)	(12,878.80)	(13,308.70)
Sales	2,701.9	1,142.6	1,368.7
Maturities	6,008.4	8,407.5	7,562.0
Mortgage loans acquired or originated	(3,299.50)	(2,594.00)	(2,798.90)
Mortgage loans sold or repaid	2,085.6	1,724.0	1,968.1
Real estate acquired	(88.10)	(200.50)	(109.70)
Real estate sold	63.5	481.9	35.2
Net purchases of property and equipment	(48.10)	(105.70)	(117.50)
Net change in other investments	(355.30)	(127.90)	(154.30)
Net cash used in investing activities	(5,324.40)	(4,150.90)	(5,555.10)
Financing activities
Proceeds from financing element derivatives	—	0.1	0.4
Payments for financing element derivatives	(65.90)	(77.60)	(87.70)
Excess tax benefits from share-based payment arrangements	—	—	7.8
Purchase of subsidiary shares from noncontrolling interest	(23.00)	(6.40)	—
Dividends paid to parent	(840.00)	(1,818.40)	(1,040.30)
Capital contributions from (distributions to) parent	(21.60)	1,006.6	(16.30)
Issuance of long-term debt	80.2	2.8	12.0
Principal repayments of long-term debt	(1.30)	(56.50)	(54.80)
Net repayments of short-term borrowings	—	(76.50)	(32.30)
Investment contract deposits	7,896.0	9,760.5	10,462.4
Investment contract withdrawals	(6,520.10)	(9,889.90)	(8,373.30)
Net increase in banking operation deposits	553.0	136.6	129.0
Other	(4.50)	(2.50)	6.1
Net cash provided by (used in) financing activities	1,052.8	(1,021.20)	1,013.0
Net increase (decrease) in cash and cash equivalents	882.9	(223.60)	(474.00)
Cash and cash equivalents from continuing operations at beginning of period	923.4	1,147.0	1,621.0
Cash and cash equivalents from continuing operations at end of period	$1,806.3	$923.4	$1,147.0

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$—	$47.7	$219.6
Net cash used in investing activities	—	(0.60)	(22.10)
Net cash used in financing activities	—	(44.70)	(138.50)
Net cash and cash equivalents provided by discontinued operations	$—	$2.4	$59.0

Supplemental information:
Cash paid for interest	$3.1	$3.9	$1.2
Cash paid for (received from) income taxes	$(91.20)	$91.0	$189.2

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$—	$300.0	$—
Assets received in kind for pension risk transfer transactions	$—	$—	$594.3
Assets transferred to parent due to change in benefit plan sponsorship	$—	$—	$304.1
Liabilities assumed by parent due to change in benefit plan sponsorship	$—	$—	$(225.50)
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$—	$743.2	$—
Long-term debt assumed on real estate properties received	$—	$269.0	$—
Increase in other investments due to discontinuing equity method accounting	$—	$222.4	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted.

We evaluated subsequent events through March 15, 2019, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.    The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.    Market risk benefits, which are certain market-based options or guarantees associated with deposit or account balance contracts, will be measured at fair value. The periodic change in fair value related to instrument-specific credit risk will be recognized in OCI while the remaining change in fair value will be recognized in net income.
3.    Deferred acquisition costs (“DAC”) for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.    Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances and disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2021
Our implementation and evaluation process to date includes, but is not limited to, identifying and documenting contracts and contract features in scope of the guidance; identifying the actuarial models, systems and processes to be updated; and evaluating our systems solutions for implementing the new guidance. As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements, but do not expect it to have a material impact on our consolidated financial statements. We expect the guidance will reduce complexity and costs associated with performing a Step 2 test, should one be needed in the future. However, the impact on the outcome of any such future impairment assessment will be dependent on modeling factors that are not currently determinable.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
Our implementation and evaluation process to date includes, but is not limited to, identifying financial assets within scope of the guidance and developing CECL models for the relevant assets. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
Our evaluation process includes, but is not limited to, identifying leases that are within the scope of the guidance, reviewing and documenting our accounting for these contracts, implementing system and process changes and determining disclosure impacts.

The guidance requires us to establish a lease asset and liability for our operating leases. The guidance will be applied at the beginning of the period of adoption and comparative periods will not be restated. Assets and liabilities will increase approximately $102.0 million and $97.0 million, respectively, due to the adoption of this guidance. The impact to total stockholder’s equity will not be material.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we have elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance will not have a material impact on our consolidated financial statements.

Targeted improvements to accounting for hedging activities
This authoritative guidance updates certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates include the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also includes new disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date. This guidance requires adoption through a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.
Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where today the measurement is fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. Further details are included under the caption “Adoption of Revenue Recognition Guidance” and in Note 18, Revenues from Contracts with Customers.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the balance sheet.

January 1, 2018
We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. As of December 31, 2017, we had $94.1 million of equity securities classified as available-for-sale and $6.0 million classified as trading. The consolidated statements of financial position have been updated to eliminate these classifications and present only equity securities. See Note 6, Investments, for further details.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 10, Insurance Liabilities, for further details.
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.
Simplifying the presentation of debt issuance costs
This authoritative guidance requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 5, Variable Interest Entities, for further details.

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Adoption of Revenue Recognition Guidance
On January 1, 2018, we adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. The impact of the guidance to our consolidated financial statements relates to deferring certain sales compensation related to obtaining customer contracts that was not previously capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Results of reporting periods beginning January 1, 2018, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with our legacy accounting. The guidance did not have a material impact on our consolidated statements of operations. The impacts to the consolidated statements of financial position were as follows:

Consolidated Statements of Financial Position

	December 31, 2018
			Impact of adopting
			revenue recognition
	As reported	As adjusted (1)	accounting guidance
	(in millions)
Assets
Other assets (2)	$1,135.9	$1,093.4	$42.5
Liabilities
Deferred income taxes	1,029.4	1,020.5	8.9
Stockholder's equity
Total stockholder's equity	8,851.2	8,817.6	33.6

(1) Excludes the impact of adopting revenue recognition accounting guidance.
(2) Includes the contract cost asset.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the DAC and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligation and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $207.7 million and $210.6 million as of December 31, 2018 and 2017, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

which the fair value option has been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options and futures. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 7%, 8% and 8% of our life insurance in force and 26%, 29% and 33% of the number of life insurance policies in force as of December 31, 2018, 2017 and 2016, respectively. Participating business represented approximately 34%, 39% and 43% of life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD, Critical Illness and Accident: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2018.

Liability for Unpaid Claims

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 10, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life, dental, vision and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2018 and 2017, we had $450.4 million and $427.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2018 and 2017, $435.6 million, or 97%, and $417.4 million, or 98%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2018 and 2017, the total amount recoverable from reinsurers was $920.8 million and $864.3 million, respectively, and is recognized in premiums due and other receivables.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Premiums and other considerations:
Direct	$6,284.8	$6,202.7	$5,254.2
Assumed	327.1	279.8	226.0
Ceded	(519.50)	(483.10)	(455.70)
Net premiums and other considerations	$6,092.4	$5,999.4	$5,024.5

Benefits, claims and settlement expenses:
Direct	$7,528.2	$7,296.3	$6,298.8
Assumed	509.8	441.1	356.9
Ceded	(496.00)	(419.50)	(316.20)
Net benefits, claims and settlement expenses	$7,542.0	$7,317.9	$6,339.5

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2018 and 2017, the separate accounts included a separate account valued at $94.9 million and $170.5 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill is not amortized. Rather, it is tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, intercompany eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated intercompany eliminations, were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Revenues
Fees and other revenues	$155.9	$513.3
Net investment income	42.7	119.4
Net realized capital gains	1.8	1.6
Total revenues	200.4	634.3
Expenses
Operating expenses	148.5	429.5
Total expenses	148.5	429.5
Income before income taxes	51.9	204.8
Income taxes	14.9	73.2
Income from discontinued operations	37.0	131.6
Income from discontinued operations attributable to
noncontrolling interest	1.5	4.1
Income from discontinued operations attributable to parent	$35.5	$127.5

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2018, 2017 and 2016, we received $520.7 million, $431.9 million and $272.7 million, respectively, of expense reimbursements from affiliated entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFS of $173.4 million and $313.0 million as of December 31, 2018 and 2017, respectively, and earned interest of $4.9 million, $1.7 million and $0.7 million during 2018, 2017 and 2016, respectively.

Debt
We have short-term affiliated debt with our parent. See Note 11, Debt, for additional information.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $3,399.2 million and $2,975.3 million as of December 31, 2018 and 2017, respectively. In addition, we recognized premiums and other fees of $555.4 million, $498.9 million and $404.3 million for the years ended December 31, 2018, 2017 and 2016, respectively, associated with this agreement. Furthermore, we recognized expenses of $776.1 million, $700.3 million and $565.0 million for the years ended December 31, 2018, 2017 and 2016, respectively, associated with this agreement.

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $103.6 million and $65.7 million of asset management fee expense for the years ended December 31, 2018 and 2017, respectively. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $11.1 million, $9.4 million and $6.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues associated with these fees were $412.0 million, $433.8 million and $409.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $82.6 million, $84.8 million and $58.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Benefit Plans

Effective December 2016, PFG became the sponsor of the qualified defined contribution plans for both employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses from PFG of $32.1 million, $31.6 million and $3.8 million during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, we were the sponsor of these plans. We were allocated plan expenses from PFG of $2.0 million, $2.4 million, $0.3 million during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $51.2 million, $48.4 million and $48.4 million of pension expense from PFG during 2018, 2017 and 2016, respectively. See Note 13, Employee and Agent Benefits, for further details.

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

4. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not have any changes during 2018 and 2017.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2018	2017
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	19.2	16.6
Net carrying value	$22.2	$24.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortization expense for intangible assets with finite useful lives was $2.6 million, $2.6 million and $1.7 million for 2018, 2017 and 2016, respectively. As of December 31, 2018, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2019	$2.6
2020	2.4
2021	2.3
2022	2.2
2023	2.0

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2018 and December 31, 2017.

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to two grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts. In 2018, the interest-only certificates from one of the grantor trusts were sold to a third party.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgage loans it purchased. This is considered a VIE due to insufficient equity to sustain itself. We determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Sponsored Investment Fund

We invest in certain series of an investment fund. These series are VIEs as the equity holders of each series lack the power to direct the most significant activities of the VIE. We determined we are the primary beneficiary of these series as our interest is more than insignificant and collectively we have the power to direct the most significant activities of the fund.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2018		December 31, 2017
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$95.0	$89.4	$268.8	$253.2
CMBS	6.4	—	9.4	—
Real estate (2)	379.2	70.6	387.1	19.5
Sponsored investment fund (3)	37.7	—	39.7	—
Total	$518.3	$160.0	$705.0	$272.7

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)	The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include long-term debt and other liabilities.

(3)	The assets of the sponsored investment fund include other investments.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2018
Fixed maturities, available-for-sale:
Corporate	$235.3	$222.6
Residential mortgage-backed pass-through securities	2,416.2	2,444.4
Commercial mortgage-backed securities	3,902.8	3,979.4
Collateralized debt obligations	2,416.9	2,447.0
Other debt obligations	7,139.5	7,183.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	13.8	13.8
Commercial mortgage-backed securities	13.4	13.4
Collateralized debt obligations (2)	11.8	11.8
Other debt obligations	9.7	9.7
Other investments:
Other limited partnership and fund interests	575.4	968.6

December 31, 2017
Fixed maturities, available-for-sale:
Corporate	$244.2	$224.5
Residential mortgage-backed pass-through securities	2,512.7	2,483.8
Commercial mortgage-backed securities	3,667.0	3,692.6
Collateralized debt obligations	1,359.3	1,372.1
Other debt obligations	5,634.2	5,633.1
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.7	14.7
Other investments:
Other limited partnership and fund interests	668.5	1,149.1

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of available-for-sale securities were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2018
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.7	$16.1	$16.6	$1,383.2	$—
Non-U.S. governments	683.5	61.2	13.9	730.8	—
States and political subdivisions	6,065.7	194.6	94.6	6,165.7	—
Corporate	32,037.2	873.0	821.8	32,088.4	—
Residential mortgage-backed pass-through securities	2,444.4	21.4	49.6	2,416.2	—
Commercial mortgage-backed securities	3,979.4	17.0	93.6	3,902.8	16.3
Collateralized debt obligations (2)	2,447.0	—	30.1	2,416.9	1.2
Other debt obligations	7,214.8	39.2	82.7	7,171.3	36.2
Total fixed maturities, available-for-sale	$56,255.7	$1,222.5	$1,202.9	$56,275.3	$53.7

December 31, 2017
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,281.0	$44.3	$7.6	$1,317.7	$—
Non-U.S. governments	492.1	37.3	1.1	528.3	—
States and political subdivisions	6,404.4	369.2	15.9	6,757.7	—
Corporate	31,555.2	2,113.9	79.9	33,589.2	0.6
Residential mortgage-backed pass-through securities	2,483.8	50.2	21.3	2,512.7	—
Commercial mortgage-backed securities	3,692.6	32.3	57.9	3,667.0	50.6
Collateralized debt obligations (2)	1,372.1	2.7	15.5	1,359.3	0.3
Other debt obligations	5,696.1	41.9	40.5	5,697.5	41.9
Total fixed maturities, available-for-sale	$52,977.3	$2,691.8	$239.7	$55,429.4	$93.4
Total equity securities, available-for-sale	$93.2	$6.3	$5.4	$94.1

(1)
Excludes $64.2 million and $103.0 million as of December 31, 2018 and December 31, 2017, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2018, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,526.2	$2,527.6
Due after one year through five years	10,219.1	10,234.9
Due after five years through ten years	9,990.4	9,826.4
Due after ten years	17,434.4	17,779.2
Subtotal	40,170.1	40,368.1
Mortgage-backed and other asset-backed securities	16,085.6	15,907.2
Total	$56,255.7	$56,275.3

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale	$2,249.8	$2,143.2	$2,048.6
Fixed maturities, trading	6.5	4.3	11.1
Equity securities, available-for-sale	—	5.4	5.4
Equity securities, trading	—	—	11.5
Equity securities	4.6	—	—
Mortgage loans	587.8	563.5	530.2
Real estate	158.4	129.1	127.7
Policy loans	39.9	40.5	41.3
Cash and cash equivalents	33.5	12.0	5.5
Derivatives (1)	0.1	(3.20)	(36.10)
Other	83.6	96.6	113.4
Total	3,164.2	2,991.4	2,858.6
Investment expenses	(141.30)	(157.70)	(192.50)
Net investment income	$3,022.9	$2,833.7	$2,666.1

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 7, Derivative Financial Instruments, for further details.
Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$6.8	$10.3	$56.6
Gross losses	(68.80)	(22.70)	(22.40)
Net impairment losses	(29.10)	(79.60)	(95.10)
Hedging, net	(39.60)	(28.50)	(37.90)
Fixed maturities, trading (1)	(7.70)	1.4	(4.60)
Equity securities, available-for-sale:
Net impairment losses	—	(0.10)	(1.70)
Equity securities, trading (2)	—	(1.30)	(5.30)
Equity securities (3)	0.8	—	—
Mortgage loans	6.4	9.2	4.4
Derivatives	79.2	(195.80)	198.8
Other (4)	144.7	679.1	5.1
Net realized capital gains	$92.7	$372.0	$97.9

(1)
Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(7.6) million, $2.7 million and $(3.4) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)	Unrealized gains (losses) on equity securities, trading still held at the reporting date were $(1.2) million and $0.4 million for the years ended December 31, 2017 and 2016, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(3)	Unrealized gains (losses) on equity securities still held at the reporting date were $(12.5) million for the year ended December 31, 2018.

(4)	Other gains in 2018 primarily include a gain from the sale of an equity method investment. See Real Estate Transactions, for further details relating to other gains in 2017.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $2,658.1 million, $1,149.8 million and $1,370.0 million in 2018, 2017 and 2016, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. Prior to 2018, we also used this process to assess equity securities for impairment. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”). Prior to 2018, impairment losses on equity securities were recognized in net income and were measured as the difference between amortized cost and fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale	$10.6	$(29.90)	$(92.00)
Equity securities, available-for-sale	—	(0.10)	(1.70)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	10.6	(30.00)	(93.70)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(39.70)	(49.70)	(3.10)
Net impairment losses on available-for-sale securities	$(29.10)	$(79.70)	$(96.80)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Beginning balance	$(124.30)	$(134.70)	$(128.00)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(11.30)	(15.00)	(41.90)
Credit losses for which an other-than-temporary impairment was
previously recognized	(20.00)	(42.50)	(31.70)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	29.5	57.9	60.5
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	8.6	10.0	6.4
Ending balance	$(117.50)	$(124.30)	$(134.70)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Gross Unrealized Losses for Available-for-Sale Securities

For available-for-sale securities with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2018
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$96.1	$1.4	$486.7	$15.2	$582.8	$16.6
Non-U.S. governments	191.3	4.4	164.7	9.5	356.0	13.9
States and political subdivisions	1,344.6	33.4	1,587.4	61.2	2,932.0	94.6
Corporate	12,931.1	461.4	6,610.9	360.4	19,542.0	821.8
Residential mortgage-backed pass-
through securities	210.1	0.8	1,410.3	48.8	1,620.4	49.6
Commercial mortgage-backed
securities	779.4	11.4	2,203.9	82.2	2,983.3	93.6
Collateralized debt obligations (1)	2,229.4	23.6	162.6	6.5	2,392.0	30.1
Other debt obligations	982.0	4.9	3,661.4	77.8	4,643.4	82.7
Total fixed maturities, available-for-sale	$18,764.0	$541.3	$16,287.9	$661.6	$35,051.9	$1,202.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 95% were investment grade (rated AAA through BBB-) with an average price of 97 (carrying value/amortized cost) as of December 31, 2018. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2018, primarily due to widening of credit spreads and an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 2,076 securities reflecting an average price of 97 as of December 31, 2018. Of this portfolio, 92% was investment grade (rated AAA through BBB-) as of December 31, 2018, with associated unrealized losses of $473.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 2,335 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2018. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of A-. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$279.4	$2.1	$180.9	$5.5	$460.3	$7.6
Non-U.S. governments	65.2	0.8	12.6	0.3	77.8	1.1
States and political subdivisions	717.1	5.0	437.7	10.9	1,154.8	15.9
Corporate	3,487.5	27.5	1,527.0	52.4	5,014.5	79.9
Residential mortgage-backed pass-
through securities	354.4	2.0	734.5	19.3	1,088.9	21.3
Commercial mortgage-backed
securities	1,332.4	19.9	811.2	38.0	2,143.6	57.9
Collateralized debt obligations (1)	460.9	2.1	38.3	13.4	499.2	15.5
Other debt obligations	2,664.0	16.0	956.4	24.5	3,620.4	40.5
Total fixed maturities, available-for-sale	$9,360.9	$75.4	$4,698.6	$164.3	$14,059.5	$239.7
Total equity securities, available-for-sale	$—	$—	$40.4	$5.4	$40.4	$5.4

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2017. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2017, primarily due to tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,209 securities reflecting an average price of 99 as of December 31, 2017. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2017, with associated unrealized losses of $71.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 775 securities reflecting an average price of 97 and an average credit rating of AA- as of December 31, 2017. Corporate securities with unrealized losses had an average price of 97 and an average credit rating of BBB+. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$37.8	$2,524.4
Noncredit component of impairment losses on fixed maturities, available-for-sale	(53.70)	(93.40)
Net unrealized gains on equity securities, available-for-sale	—	0.9
Net unrealized gains on derivative instruments	123.3	123.7
Adjustments for assumed changes in amortization patterns	30.3	(150.60)
Adjustments for assumed changes in policyholder liabilities	(41.20)	(397.20)
Net unrealized gains (losses) on other investments and noncontrolling interest
adjustments	15.8	(21.90)
Provision for deferred income taxes	(21.90)	(658.20)
Net unrealized gains on available-for-sale securities and derivative instruments	$90.4	$1,327.7

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) first lien mortgages and (2) home equity mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Commercial mortgage loans	$13,780.7	$12,755.2
Residential mortgage loans	908.3	729.1
Total amortized cost	14,689.0	13,484.3

Valuation allowance	(26.80)	(32.20)
Total carrying value	$14,662.2	$13,452.1

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Commercial mortgage loans:
Purchased	$24.7	$44.4	$120.5
Residential mortgage loans:
Purchased	337.5	276.5	242.9
Sold	—	89.3	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2018		December 31, 2017
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$642.2	4.7%	$593.2	4.6%
Middle Atlantic	3,937.9	28.6	3,630.7	28.5
East North Central	594.7	4.3	677.2	5.3
West North Central	206.2	1.5	175.1	1.4
South Atlantic	2,211.9	16.1	2,330.2	18.3
East South Central	423.3	3.1	376.4	3.0
West South Central	1,216.8	8.8	1,074.6	8.4
Mountain	970.8	7.0	1,041.9	8.2
Pacific	3,576.9	25.9	2,855.9	22.3
Total	$13,780.7	100.0%	$12,755.2	100.0%

Property type distribution
Office	$4,637.6	33.7%	$4,711.9	36.9%
Retail	2,310.0	16.8	2,617.3	20.5
Industrial	2,319.1	16.8	1,885.4	14.8
Apartments	4,262.5	30.9	3,309.5	25.9
Hotel	100.1	0.7	131.3	1.0
Mixed use/other	151.4	1.1	99.8	0.9
Total	$13,780.7	100.0%	$12,755.2	100.0%

Our residential mortgage loan portfolio is composed of first lien mortgages with an amortized cost of $893.2 million and $706.1 million and home equity mortgages with an amortized cost of $15.1 million and $23.0 million as of December 31, 2018 and December 31, 2017, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2018
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$12,571.4	$84.5	$12,655.9
BBB+ thru BBB-	932.1	105.7	1,037.8
BB+ thru BB-	87.0	—	87.0
Total	$13,590.5	$190.2	$13,780.7

	December 31, 2017
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$11,555.6	$129.2	$11,684.8
BBB+ thru BBB-	882.0	102.4	984.4
BB+ thru BB-	85.7	—	85.7
B+ and below	—	0.3	0.3
Total	$12,523.3	$231.9	$12,755.2

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2018
	First liens	Home equity	Total
	(in millions)
Performing	$890.3	$10.8	$901.1
Non-performing	2.9	4.3	7.2
Total	$893.2	$15.1	$908.3

	December 31, 2017
	First liens	Home equity	Total
	(in millions)
Performing	$704.2	$16.5	$720.7
Non-performing	1.9	6.5	8.4
Total	$706.1	$23.0	$729.1

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Residential:
First liens	$2.9	$1.9
Home equity	4.3	6.5
Total	$7.2	$8.4

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2018
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$13,590.5	$13,590.5
Commercial-CTL	—	—	—	—	190.2	190.2
Residential-first liens	3.7	0.8	2.3	6.8	886.4	893.2
Residential-home equity	0.8	0.6	0.4	1.8	13.3	15.1
Total	$4.5	$1.4	$2.7	$8.6	$14,680.4	$14,689.0

	December 31, 2017
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$12,523.3	$12,523.3
Commercial-CTL	—	—	—	—	231.9	231.9
Residential-first liens	3.4	1.7	1.1	6.2	699.9	706.1
Residential-home equity	1.9	0.7	0.8	3.4	19.6	23.0
Total	$5.3	$2.4	$1.9	$9.6	$13,474.7	$13,484.3

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2018 or December 31, 2017.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2018
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.50)	(4.60)	(6.10)
Charge-offs	—	(2.40)	(2.40)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0

For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.60)	(10.50)	(12.10)
Charge-offs	—	(5.00)	(5.00)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.60)	(4.20)
Charge-offs	(1.50)	(4.80)	(6.30)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,992.1	678.3	12,670.4
Loan ending balance	$11,992.1	$697.5	$12,689.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2018
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.6	$1.6	$—
With an allowance recorded:
Residential-first liens	2.1	2.1	—
Residential-home equity	5.4	6.5	1.4
Total:
Residential	$9.1	$10.2	$1.4

	December 31, 2017
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.9	$0.8	$—
With an allowance recorded:
Residential-first liens	3.8	3.8	0.2
Residential-home equity	7.6	8.6	4.3
Total:
Residential	$12.3	$13.2	$4.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2018
With no related allowance recorded:
Residential-first liens	$1.3	$—
With an allowance recorded:
Residential-first liens	2.9	0.1
Residential-home equity	6.5	0.2
Total:
Residential	$10.7	$0.3

For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	4.2	0.2
Residential-home equity	10.3	0.2
Total:
Residential	$15.7	$0.4

For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-first liens	5.3	0.1
Residential-home equity	13.4	0.3
Total:
Residential	$21.3	$0.4

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR in 2018, 2017 and 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Real Estate

Depreciation expense on invested real estate was $54.1 million, $55.9 million and $52.0 million in 2018, 2017 and 2016, respectively. Accumulated depreciation was $487.0 million and $451.3 million as of December 31, 2018 and 2017, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017.

In September 2017, we recognized a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million) as a result of these transactions. The following consolidated statement of financial position line items were most significantly impacted by the transactions, each having a net increase as of September 30, 2017, (in millions):

Real estate	$293.4
Other investments	222.4
Cash and cash equivalents	219.6
Long-term debt	49.4
Income taxes currently payable	179.1
Deferred income taxes	101.0

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2018	2017
		(in millions)
Total assets		$61,696.6	$53,906.3
Total liabilities		11,589.8	9,710.2
Total equity		$50,106.8	$44,196.1
Net investment in unconsolidated entities		$744.6	$709.5

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Total revenues	$8,968.6	$6,561.9	$5,982.3
Net income	5,491.6	3,319.6	2,220.0
Our share of net income of unconsolidated entities	57.7	83.3	91.7

In addition, other investments include $502.6 million and $0.0 million of cash surrender value of company owned life insurance as of December 31, 2018 and 2017, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Securities Posted as Collateral

As of December 31, 2018 and 2017, we posted $3,761.3 million and $2,807.4 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2018 and 2017, we posted $2,383.0 million and $2,481.6 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2018 and 2017, $124.2 million and $173.3 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2018
Derivative assets	$172.6	$(63.70)	$(101.60)	$7.3
December 31, 2017
Derivative assets	$247.2	$(114.30)	$(128.80)	$4.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2018
Derivative liabilities	$104.4	$(63.70)	$(34.30)	$6.4
December 31, 2017
Derivative liabilities	$267.6	$(114.30)	$(141.60)	$11.7

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $94.6 million and $372.7 million of derivative liabilities as of December 31, 2018 and December 31, 2017, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2018 and December 31, 2017.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We have used futures traded on an exchange (“exchange-traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We had investment contracts in which the return was tied to a leveraged inflation index. We economically hedged the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $88.7 million and $189.3 million in cash and securities under collateral arrangements as of December 31, 2018 and December 31, 2017, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2018 and December 31, 2017, was $108.7 million and $276.4 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $88.7 million and $189.3 million as of December 31, 2018 and December 31, 2017, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2018, we would be required to post an additional $28.9 million of collateral to our counterparties.

As of December 31, 2018 and December 31, 2017, we had received $70.1 million and $105.5 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$34,393.7	$23,543.4
Interest rate options	1,126.9	656.9
Interest rate futures	260.0	236.5
Swaptions	—	14.0
Foreign exchange contracts:
Currency swaps	697.7	687.8
Equity contracts:
Equity options	1,522.5	3,649.5
Equity futures	491.7	357.8
Credit contracts:
Credit default swaps	420.0	668.5
Other contracts:
Embedded derivatives	8,793.9	8,758.8
Total notional amounts at end of period	$47,706.4	$38,573.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$95.4	$163.4
Interest rate options	16.3	19.8
Foreign exchange contracts:
Currency swaps	54.4	48.2
Equity contracts:
Equity options	7.7	18.2
Credit contracts:
Credit default swaps	2.4	5.0
Total gross credit exposure	176.2	254.6
Less: collateral received	104.6	132.9
Net credit exposure	$71.6	$121.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$16.1	$22.9
Foreign exchange contracts	37.6	39.6	13.5	36.3
Total derivatives designated as hedging
instruments	$37.6	$39.6	$29.6	$59.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$108.0	$175.2	$22.6	$33.6
Foreign exchange contracts	17.0	9.4	20.2	19.2
Equity contracts	7.7	18.2	27.6	154.1
Credit contracts	2.3	4.8	4.4	1.5
Other contracts	—	—	94.6	372.7
Total derivatives not designated as hedging
instruments	135.0	207.6	169.4	581.1

Total derivative instruments	$172.6	$247.2	$199.0	$640.3
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $5.3 million and $119.6 million as of December 31, 2018 and December 31, 2017, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2018 and December 31, 2017, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2018
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.1	$10.0	0.7
A	15.0	0.1	15.0	1.0
BBB	190.0	0.4	190.0	1.7
BB	10.0	—	10.0	0.5
CCC	15.0	(3.60)	15.0	0.9
Government/municipalities
AA	20.0	0.2	20.0	1.0
Sovereign
A	10.0	0.1	10.0	0.7
BBB	55.0	0.4	55.0	1.3
Total credit default swap protection sold	$325.0	$(2.30)	$325.0	1.4

	December 31, 2017
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.3	$30.0	1.2
AA	30.0	0.1	30.0	0.5
A	105.0	0.5	105.0	0.6
BBB	255.0	2.5	255.0	1.3
B	20.0	(0.50)	20.0	1.8
Government/municipalities
AA	20.0	0.3	20.0	2.0
Sovereign
A	10.0	0.2	10.0	1.7
BBB	55.0	0.8	55.0	2.3
Total credit default swap protection sold	$525.0	$4.2	$525.0	1.3

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2018	2017	2016	relationships	2018	2017	2016
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$6.2	$4.7	$19.5	available-for-sale	$(6.60)	$(5.20)	$(19.20)
Interest rate contracts	—	(0.60)	(0.90)	Investment contracts	—	0.6	1.0
Total	$6.2	$4.1	$18.6	Total	$(6.60)	$(4.60)	$(18.20)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale (1)	$(5.90)	$(10.30)	$(41.90)
Investment contracts (2)	—	0.9	2.6
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 1.5 years. As of December 31, 2018, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.3 million and $0.2 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during 2018 and 2017, respectively.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2018	2017	2016	(effective portion)	2018	2017	2016
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$36.7	$(51.70)	$(33.10)	income	$20.9	$21.0	$19.4
					Net realized capital
					gains (losses)	17.0	(0.60)	11.2
Interest rate					Benefits, claims and
contracts	Investment contracts	—	—	1.6	settlement expenses	(0.10)	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	20.8	(68.50)	4.0	gains	12.7	22.0	6.2
Foreign exchange					Benefits, claims and
contracts	Investment contracts	(0.10)	—	6.0	settlement expenses	—	—	—
Total		$57.4	$(120.20)	$(21.50)	Total	$50.5	$42.4	$36.8

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2018	2017	2016
	(in millions)
Fixed maturities, available-for-sale (1)	$6.0	$7.1	$5.8
Investment contracts (2)	(0.10)	(1.10)	(15.70)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain (loss) resulting from the ineffective portion of derivatives in cash flow hedging relationships was insignificant for the years ended December 31, 2018, 2017 and 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

We expect to reclassify net gains of $25.6 million from AOCI into net income in the next 12 months, which includes net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2018	2017	2016
	(in millions)
Interest rate contracts	$(27.60)	$(26.90)	$243.3
Foreign exchange contracts	4.1	18.1	(10.70)
Equity contracts	(31.00)	(181.30)	(123.50)
Credit contracts	(1.60)	(15.90)	37.4
Other contracts	107.9	6.8	14.5
Total	$51.8	$(199.20)	$161.0

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of both December 31, 2018 and 2017, cumulative actual earnings were less than cumulative expected earnings. As of December 31, 2018 and 2017, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $36.6 million and $161.7 million, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2018	December 31, 2017
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,732.5	$3,899.7
Other policyholder funds	6.5	7.0
Policyholder dividends payable	211.3	219.6
Policyholder dividends obligation	36.6	161.7
Other liabilities	9.5	6.9
Total Closed Block liabilities	3,996.4	4,294.9

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,176.4	2,304.4
Fixed maturities, trading	2.5	2.9
Equity securities	1.0	1.3
Mortgage loans	678.5	766.3
Policy loans	510.5	537.1
Other investments	33.8	49.4
Total investments	3,402.7	3,661.4
Cash and cash equivalents	42.1	13.2
Accrued investment income	39.5	41.1
Premiums due and other receivables	10.0	14.4
Deferred tax asset	30.5	34.6
Total assets designated to the Closed Block	3,524.8	3,764.7
Excess of Closed Block liabilities over assets designated to the Closed Block	471.6	530.2
Amounts included in accumulated other comprehensive income	5.2	1.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$476.8	$532.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Revenues
Premiums and other considerations	$244.2	$275.6	$298.0
Net investment income	160.5	169.4	181.6
Net realized capital losses	(3.40)	(5.80)	(1.00)
Total revenues	401.3	439.2	478.6

Expenses
Benefits, claims and settlement expenses	211.5	245.6	267.1
Dividends to policyholders	120.9	122.0	153.5
Operating expenses	3.3	3.5	3.6
Total expenses	335.7	371.1	424.2
Closed Block revenues, net of Closed Block expenses, before income taxes	65.6	68.1	54.4
Income taxes	11.1	46.0	17.1
Closed Block revenues, net of Closed Block expenses and income taxes	54.5	22.1	37.3
Funding adjustments	(0.50)	(4.40)	9.3
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$54.0	$17.7	$46.6

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Beginning of year	$532.1	$549.8	$596.4
Effects of implementation of accounting changes (1)	1.3	—	—
End of year	476.8	532.1	549.8
Change in maximum future earnings	$(54.00)	$(17.70)	$(46.60)

(1)	Includes the effects of implementation of accounting changes related to equity investments and the reclassification of certain tax effects.

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Balance at beginning of year	$3,331.7	$3,184.2	$3,057.3
Costs deferred during the year	414.2	397.8	377.7
Amortized to expense during the year (1)	(252.20)	(212.10)	(262.60)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	186.7	(38.20)	11.8
Balance at end of year	$3,680.4	$3,331.7	$3,184.2

(1) Includes adjustments for revisions to estimated gross profits.

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2018	2017
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$12,913.9	$11,336.2
GICs	10,321.7	9,969.1
Funding agreements	7,729.5	8,106.5
Other investment contracts	907.3	931.5
Total liabilities for investment contracts	31,872.4	30,343.3
Universal life and other reserves	4,989.3	4,986.9
Total contractholder funds	$36,861.7	$35,330.2

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2018 and 2017, $3,512.2 million and $3,256.7 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2018 and 2017, $109.6 million and $111.1 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2018 and 2017, $114.4 million and $177.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2018 and 2017, $201.6 million and $201.6 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2018 and 2017, $26.2 million and $67.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2018 and 2017, $3,765.3 million and $4,291.9 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2018	2017	2016

	(in millions)
Balance at beginning of year	$2,130.5	$2,001.3	$1,872.2
Less: reinsurance recoverable	375.8	340.3	314.1
Net balance at beginning of year	1,754.7	1,661.0	1,558.1
Incurred:
Current year	1,268.8	1,196.6	1,103.5
Prior years	0.3	18.2	24.4
Total incurred	1,269.1	1,214.8	1,127.9
Payments:
Current year	815.7	767.2	701.9
Prior years	359.7	353.9	323.1
Total payments	1,175.4	1,121.1	1,025.0
Net balance at end of year	1,848.4	1,754.7	1,661.0
Plus: reinsurance recoverable	404.3	375.8	340.3
Balance at end of year	$2,252.7	$2,130.5	$2,001.3

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$54.6	$50.7	$49.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Incurred liability adjustments relating to prior years, which affected current operations during 2018, 2017 and 2016, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2018	2018
	($ in millions)
Incurral
year
2009	$218.6	$224.4	$224.2	$224.8	$217.7	$214.1	$208.5	$205.8	$205.6	$203.9	$0.7	6,555
2010		184.1	176.7	176.2	172.0	162.7	155.7	154.1	153.4	152.1	0.6	5,649
2011			203.7	192.6	185.4	184.8	178.4	172.3	169.6	167.6	0.1	6,289
2012				217.9	200.0	191.1	189.5	181.8	174.8	173.3	0.1	6,443
2013					219.3	203.3	188.4	190.7	182.3	179.5	0.1	7,047
2014						242.2	231.4	214.4	218.1	206.2	0.1	7,595
2015							231.0	227.2	217.2	215.3	5.1	7,170
2016								229.8	228.4	219.4	7.0	6,144
2017									238.4	239.7	3.1	5,991
2018										239.4	85.4	3,516
Total net incurred claims										$1,996.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	Net cumulative paid claims (1)
	December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
	(in millions)
Incurral
year
2009	$13.4	$55.2	$82.6	$101.0	$113.8	$124.6	$133.1	$141.8	$149.8	$156.4
2010		10.4	46.5	67.1	78.4	85.9	94.2	100.9	107.2	112.1
2011			11.2	50.0	72.5	85.7	95.4	105.2	112.6	119.3
2012				13.8	55.1	80.8	93.7	104.6	112.9	120.0
2013					12.5	55.0	81.4	97.0	106.4	116.4
2014						16.1	66.0	96.3	111.8	122.3
2015							16.9	67.0	98.0	114.6
2016								16.2	70.6	105.6
2017									17.8	76.5
2018										20.1
Total net paid claims										1,063.3
All outstanding liabilities for unpaid claims prior to 2009 net of reinsurance										237.4
Total outstanding liabilities for unpaid claims net of reinsurance										$1,170.5

	(1) 2009-2017 unaudited.

Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2017	2018	2018	2018
	($ in millions)
Incurral year
2017	$595.8	$590.6	$—	2,786,877
2018		648.3	35.9	2,893,347
Total net incurred claims		$1,238.9

	Net cumulative
	paid claims (1)
	December 31,
	2017	2018
	(in millions)
Incurral year
2017	$542.3	$590.5
2018		589.1
Total net paid claims		1,179.6
All outstanding liabilities for unpaid claims prior to 2017 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$59.3

(1) 2017 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2017	2018	2018	2018
	($ in millions)
Incurral year
2017	$239.8	$237.6	$0.7	5,618
2018		239.6	22.0	4,735
Total net incurred claims		$477.2

	Net cumulative
	paid claims (1)
	December 31,
	2017	2018
	(in millions)
Incurral year
2017	$195.2	$236.0
2018		193.9
Total net paid claims		429.9
All outstanding liabilities for unpaid claims prior to 2017 net of
reinsurance		1.0
Total outstanding liabilities for unpaid claims net of reinsurance		$48.3

(1) 2017 unaudited.

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2018
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,170.5	$59.3	$48.3	$1,278.1

Reconciling items:
Reinsurance recoverable on unpaid claims	67.2	—	1.4	68.6
Impact of discounting	(217.70)	—	—	(217.70)
Liability for unpaid claims - short-duration
contracts	$1,020.0	$59.3	$49.7	1,129.0
Insurance contracts other than short-duration				1,123.7
Liability for unpaid claims				$2,252.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2018 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.4%	91.8%	81.8%
2	23.6	8.0	17.2
3	14.4
4	8.0
5	5.6
6	5.4
7	4.3
8	4.1
9	3.6
10	3.2

(1) Unaudited.

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2018	$1,020.0			$59.3			$49.7
December 31, 2017	1,003.2			53.6			47.3
Range of discount rates
December 31, 2018	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2017	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2018	$217.7			$—			$—
December 31, 2017	226.2			—			—
Interest accretion
For the year ended:
December 31, 2018	$34.5			$—			$—
December 31, 2017	35.0			—			—
December 31, 2016	36.3			—			—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2018
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2019	60.0	—
Total			$860.0	$—

			December 31, 2017
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	March 2022	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	March 2022	189.0	—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	March 2020	11.0	—
	Unsecured
PLIC	line of credit	December 2018	45.0	—
Total			$845.0	$—

Our revolving credit facilities are committed and available for general corporate purposes. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2018 and 2017. The weighted‑average interest rate on short-term borrowings as of December 31, 2018 and 2017, was 0.0% and 0.9%, respectively.

Interest paid on intercompany debt was $0.0 million, $0.6 million and $0.6 million during 2018, 2017 and 2016, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Long-Term Debt

The components of long-term debt were as follows:

	December 31, 2018
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$127.9	$1.2	$129.1
Total long-term debt	$127.9	$1.2	$129.1

	December 31, 2017
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$49.0	$1.5	$50.5
Total long-term debt	$49.0	$1.5	$50.5

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2018, ranged from $3.8 million to $58.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2017, ranged from $2.8 million to $16.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $307.3 million and $179.6 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2019	$25.9
2020	59.8
2021	—
2022	—
2023	—
Thereafter	43.4
Total future maturities of long-term debt	$129.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

12. Income Taxes

Income Taxes (Benefits)

Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Current income taxes (benefits):
U.S. federal	$(29.70)	$(36.80)	$63.1
State	2.0	45.7	9.3
Foreign	(0.10)	0.1	—
Tax benefit of operating loss carryforward	(0.20)	(0.10)	—
Total current income taxes (benefits)	(28.00)	8.9	72.4
Deferred income taxes (benefits):
U.S. federal	174.8	(551.30)	139.7
State	—	24.0	(0.20)
Total deferred income taxes (benefits)	174.8	(527.30)	139.5
Income taxes (benefits)	$146.8	$(518.40)	$211.9

Our income before income taxes was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Domestic	$1,398.7	$1,717.7	$1,193.3
Foreign	2.4	0.3	0.3
Total income before income taxes	$1,401.1	$1,718.0	$1,193.6

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2018	2017	2016
U.S. corporate income tax rate	21%	35%	35%
Dividends received deduction	(5)	(10)	(14)
Tax credits	(3)	(3)	(3)
Impact of the Tax Cuts and Jobs Act	(2)	(54)	—
Interest exclusion from taxable income	(1)	(1)	(2)
Low income housing credit amortization	1	—	—
State income taxes	—	3	—
Other	(1)	—	2
Effective income tax rate	10%	(30)%	18%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The U.S. tax reform enacted on December 22, 2017, made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The U.S. statutory tax rate was reduced from 35% to 21% effective January 1, 2018. Other provisions of U.S. tax reform effective January 1, 2018, included, but were not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (“AMT”); and, 5) changing how existing AMT credits are realized.

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2018	2017
	(in millions)
Balance at beginning of period	$188.5	$202.6
Additions based on tax positions related to the current year	—	7.2
Additions for tax positions of prior years	43.1	19.3
Reductions for tax positions related to the current year	(10.60)	(3.40)
Reductions for tax positions of prior years	(23.20)	(0.50)
Settlements	(160.60)	(36.70)
Balance at end of period (1)	$37.2	$188.5

(1) There would be no impact to the effective income tax rate if the 2018 benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2018 and 2017, we had recognized $1.3 million and $125.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. An IRS 30-day letter on examination of tax years 2009 through 2012, and the start of IRS examination of tax years 2015 through 2017 are expected in 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax balances as of December 31, 2017, were remeasured as a result of the U.S. tax reform reducing the U.S. statutory tax rate from 35% to 21% effective January 1, 2018. This was because the new rate was applicable to the reversal of cumulative temporary differences thereafter. Our significant components of net deferred income taxes were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred income tax assets:
Insurance liabilities	$—	$9.8
Investments, including derivatives	122.6	159.1
Net unrealized losses on available-for-sale securities	1.5	—
Net operating and capital loss carryforwards	13.7	0.4
Tax credit carryforwards	163.2	235.7
Employee benefits	10.7	—
Intangible assets	—	0.1
Other deferred income tax assets	—	33.6
Total deferred income tax assets	311.7	438.7
Deferred income tax liabilities:
Deferred acquisition costs	(615.90)	(551.70)
Investments, including derivatives	(238.30)	(267.00)
Net unrealized gains on available-for-sale securities	—	(499.40)
Real estate	(144.50)	(146.00)
Insurance liabilities	(87.90)
Intangible assets	(7.60)	—
Gain on sale of discontinued operations (1)	(209.20)	(213.80)
Employee benefits	—	(5.20)
Other deferred income tax liabilities	(37.70)	(13.60)
Total deferred income tax liabilities	(1,341.10)	(1,696.70)
Total net deferred income tax liabilities	$(1,029.40)	$(1,258.00)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(999.10)	$(1,225.40)
State	(30.30)	(32.60)
Total net deferred income tax liabilities	$(1,029.40)	$(1,258.00)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2018 and 2017, we had tax credit carryforwards for U.S. federal income tax purposes of $163.2 million and $235.7 million, respectively. Alternative minimum, general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and will be fully recovered by 2021, and the other tax credits will expire by 2023 if unused. As of December 31, 2018, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

As of December 31, 2018 and 2017, domestic state net operating loss carryforwards were $4.7 million and $6.7 million, respectively, and will expire between 2026 and 2036. As of December 31, 2018, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation on deferred taxes are recognized in the period of enactment. The primary impact of U.S. tax reform on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118. The provisional amounts apply in regard to potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change. The provisional amount was finalized within the one-year measurement period with no material adjustments.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2018, as a result of the settlement of earlier years with the Department of Justice, are pending. As of December 31, 2018 and 2017, we had $195.7 million and $231.9 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2019 for 2009 through 2012, has expired for 2013 and 2014, and remains open for years thereafter. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the resolved issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG sponsors defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by U.S. federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(“ERISA”), and, generally, not greater than the maximum amount that can be deducted for U.S. federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. We reflect pension expense through our expense allocation agreement with PFG.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31,
	2018	2017
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(91.80)	$(92.60)
Service cost	(0.10)	(0.10)
Interest cost	(2.90)	(3.30)
Actuarial gain (loss)	6.6	(0.50)
Participant contributions	(3.80)	(3.50)
Benefits paid	8.2	8.2
Benefit obligation at end of year	$(83.80)	$(91.80)

Change in plan assets
Fair value of plan assets at beginning of year	$668.3	$601.4
Actual return on plan assets	(46.00)	70.9
Employer contribution	0.8	0.7
Participant contributions	3.8	3.5
Benefits paid	(8.20)	(8.20)
Fair value of plan assets at end of year	$618.7	$668.3

Amount recognized in statement of financial position
Other assets	$536.8	$578.3
Other liabilities	(1.90)	(1.80)
Total	$534.9	$576.5

Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial (gain) loss	$44.3	$(28.50)
Prior service benefit	—	(12.80)
Pre-tax accumulated other comprehensive (income) loss	$44.3	$(41.30)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2018, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and a gain from actual and projected medical claims cost being lower than expected. For the year ended December 31, 2017, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate offset by actual and projected medical claims costs being lower than previously expected.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2018	2017
	(in millions)
Accumulated postretirement benefit obligation	$2.1	$2.2
Fair value of plan assets	0.2	0.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Service cost	$0.1	$0.1	$2.1
Interest cost	2.9	3.3	5.3
Expected return on plan assets	(32.20)	(26.20)	(31.50)
Amortization of prior service benefit	(12.80)	(33.40)	(22.90)
Recognized net actuarial (gain) loss	(1.20)	0.1	0.2
Net periodic benefit income	$(43.20)	$(56.10)	$(46.80)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2018	2017
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$71.6	$(44.20)
Amortization of gain (loss)	1.2	(0.10)
Amortization of prior service benefit	12.8	33.4
Total recognized in pre-tax accumulated other comprehensive (income) loss	$85.6	$(10.90)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$42.4	$(67.00)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2019 fiscal year are $0.1 million and $(1.2) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2018	2017
Discount rate	3.95%	3.35%
Rate of compensation increase	N/A	2.39%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2018	2017	2016
Discount rate (1)	3.35%	3.75%	3.35%
Expected long-term return on plan assets	4.85%	4.40%	5.25%
Rate of compensation increase	2.39%	2.44%	4.82%

(1)
The funded statuses of the OPEB plans for which subsidies were eliminated in 2016 were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.85% expected long-term return on plan assets for 2018 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life, agent medical/life, long-term care and post-65 medical plans were 4.90%, 4.60% and 3.75% , respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2018	2017
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	N/A	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2026	2024
Year that the rate reaches the ultimate trend rate (65 and older)	N/A	2024

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.1	$(0.10)
Effect on accumulated postretirement benefit obligation	(1.20)	1.2

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2018
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	194.2	156.7	37.5	—
U.S. equity portfolios (2)	130.5	95.7	34.8	—
International equity portfolios (3)	57.6	43.8	13.8	—
Alternative mutual fund portfolios (4)	229.8	229.8	—	—
Real estate mutual fund (5)	6.3	6.3	—	—
Total	$618.7	$532.6	$86.1	$—

	December 31, 2017
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	200.1	168.0	32.1	—
U.S. equity portfolios (2)	153.3	102.4	50.9	—
International equity portfolios (3)	63.1	53.0	10.1	—
Alternative mutual fund portfolios (4)	244.8	244.8	—	—
Real estate mutual fund (5)	6.7	6.7	—	—
Total	$668.3	$575.2	$93.1	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2018 and 2017, $86.1 million and $93.2 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

The reconciliation for a general account investment that was previously included in plan assets and measured at fair value using significant unobservable inputs (Level 3) is as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.70)	$(33.60)	$1.8	$—	$—	$—

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2019	$11.9
2020	11.1
2021	10.3
2022	9.7
2023	8.8
2024-2028	34.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2018.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,500 of their compensation to the plans in 2018. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million in 2016 to the qualified defined contribution plans.

 Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million in 2016, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans. In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

14. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

As of December 31, 2018, we had no litigation or regulatory contingencies for which we believe disclosure is appropriate.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2018, was approximately $227.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2018 and 2017, the liability balance for guaranty fund assessments, which is not discounted, was $22.2 million and $23.3 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2018 and 2017, $10.4 million and $11.3 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2018, 2017 and 2016, was $17.1 million, $23.0 million and $27.2 million, respectively.

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2019	$28.1
2020	23.5
2021	18.7
2022	13.0
2023	7.4
2024 and thereafter	21.4
Total operating lease obligations	112.1
Less: Future sublease rental income on noncancelable leases	5.1
Total future minimum lease payments	$107.0

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2018 and 2017, these leases had a gross asset balance of $67.0 million and $54.3 million and accumulated depreciation of $35.1 million and $30.6 million, respectively. Depreciation expense for the years ended December 31, 2018, 2017 and 2016, was $9.9 million, $9.9 million and $11.1 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2019	$12.6
2020	11.0
2021	8.1
2022	1.8
2023	0.4
2024 and thereafter	—
Total	33.9
Less: Amounts representing interest	1.4
Net present value of minimum lease payments	$32.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.30)	$526.0	$(2,008.30)
Reclassification adjustment for losses included in net income (1)	84.4	(13.60)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.10)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.70)	277.4
Net unrealized losses on available-for-sale securities	(1,912.90)	399.6	(1,513.30)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.30)	31.4
Adjustments for assumed changes in amortization patterns	(5.30)	1.1	(4.20)
Adjustments for assumed changes in policyholder liabilities	(0.80)	0.1	(0.70)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.10)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.60)	46.8
Reclassification adjustment for gains included in net income (3)	(50.80)	7.1	(43.70)
Adjustments for assumed changes in amortization patterns	0.3	(0.10)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.00)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.60)	15.1	(56.50)
Amortization of amounts included in net periodic benefit cost (4)	(14.00)	2.9	(11.10)
Net unrecognized postretirement benefit obligation	(85.60)	18.0	(67.60)

Other comprehensive loss	$(1,959.30)	$412.9	$(1,546.40)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.00)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.80)	42.8
Adjustments for assumed changes in amortization patterns	(26.20)	9.3	(16.90)
Adjustments for assumed changes in policyholder liabilities	(168.50)	59.0	(109.50)
Net unrealized gains on available-for-sale securities	899.4	(279.50)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.40)	32.3
Adjustments for assumed changes in amortization patterns	(6.40)	2.3	(4.10)
Adjustments for assumed changes in policyholder liabilities	(1.30)	0.5	(0.80)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.60)	27.4

Net unrealized losses on derivative instruments during the period	(46.70)	16.0	(30.70)
Reclassification adjustment for gains included in net income (3)	(42.40)	15.1	(27.30)
Adjustments for assumed changes in amortization patterns	3.9	(1.30)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.30)	6.3
Net unrealized losses on derivative instruments	(75.60)	26.5	(49.10)

Unrecognized postretirement benefit obligation during the period	44.2	(9.20)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.30)	11.6	(21.70)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.20)	$611.5

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.40)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.30)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.00)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.50)	14.1	(26.40)
Net unrealized gains on available-for-sale securities	159.4	(55.60)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.10)	2.0
Adjustments for assumed changes in amortization patterns	(3.40)	1.2	(2.20)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.30)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.20)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.50)	25.1
Reclassification adjustment for gains included in net income (3)	(36.80)	9.1	(27.70)
Adjustments for assumed changes in amortization patterns	2.9	(1.00)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.00)	10.9
Net unrealized gains on derivative instruments	15.6	(5.40)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.50)	17.6
Amortization of amounts included in net periodic benefit cost (4)	(22.70)	8.0	(14.70)
Net unrecognized postretirement benefit obligation	4.4	(1.50)	2.9

Other comprehensive income	$179.9	$(62.70)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2016	$609.8	$(86.10)	$91.5	$(0.90)	$27.0	$641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.70)	—	(14.70)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.10)	(10.10)
Balances as of December 31, 2016	713.6	(85.80)	101.7	(0.90)	19.8	748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.80)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.30)	—	(21.70)	21.2
Other comprehensive income	619.9	27.4	(49.10)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.10)	—	(0.10)
Balances as of December 31, 2017	1,333.5	(58.40)	52.6	(1.00)	33.1	1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.10)	—	51.7	—	(56.50)	(1,588.90)
Amounts reclassified from AOCI	70.8	26.5	(43.70)	—	(11.10)	42.5
Other comprehensive loss	(1,513.30)	26.5	8.0	—	(67.60)	(1,546.40)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.20)	7.7	1.0	(0.40)	242.0
Balances as of December 31, 2018	$69.2	$(47.10)	$68.3	$—	$(34.90)	$55.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2018 statutory results, our dividend limitation is approximately $1,085.7 million in ordinary stockholder dividends in 2019 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2018, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have interest rate options and have had a limited number of complex inflation-linked interest rate swaps and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value include investment funds reported at fair value, commercial mortgage loans of consolidated VIEs for which the fair value option was elected, equity method real estate investments for which the fair value option was elected and certain redeemable preferred stock. In addition, in 2017 we had other investment funds for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs are valued using the more observable fair value of the liabilities of the consolidated collateralized financing entities (“CCFEs”) under the measurement alternative guidance and are reflected in Level 2. The liabilities are affiliated so are not reflected in our consolidated results.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable preferred stock is based on an internal model using observable inputs and is included in Level 2.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Certain obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The synthetic entity that had these obligations matured in the first quarter of 2017. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2018
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.2	$—	$993.1	$390.1	$—
Non-U.S. governments	730.8	—	—	726.2	4.6
States and political subdivisions	6,165.7	—	—	6,165.7	—
Corporate	32,088.4	—	19.2	32,011.3	57.9
Residential mortgage-backed securities	2,416.2	—	—	2,416.2	—
Commercial mortgage-backed securities	3,902.8	—	—	3,893.3	9.5
Collateralized debt obligations (1)	2,416.9	—	—	2,408.6	8.3
Other debt obligations	7,171.3	—	—	7,112.8	58.5
Total fixed maturities, available-for-sale	56,275.3	—	1,012.3	55,124.2	138.8
Fixed maturities, trading	165.5	—	—	165.5	—
Equity securities	84.8	—	46.6	38.2	—
Derivative assets (2)	172.6	—	—	154.0	18.6
Other investments	109.0	75.4	—	16.4	17.2
Cash equivalents	945.8	—	—	945.8	—
Sub-total excluding separate account
assets	57,753.0	75.4	1,058.9	56,444.1	174.6

Separate account assets	107,343.0	124.6	79,303.1	19,471.3	8,444.0
Total assets	$165,096.0	$200.0	$80,362.0	$75,915.4	$8,618.6

Liabilities
Investment contracts (3)	$(5.30)	$—	$—	$—	$(5.30)
Derivative liabilities (2)	(104.40)	—	—	(89.30)	(15.10)
Other liabilities (3)	(89.30)	—	—	(89.30)	—
Total liabilities	$(199.00)	$—	$—	$(178.60)	$(20.40)

Net assets	$164,897.0	$200.0	$80,362.0	$75,736.8	$8,598.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,317.7	$—	$886.8	$430.9	$—
Non-U.S. governments	528.3	—	—	522.2	6.1
States and political subdivisions	6,757.7	—	—	6,757.7	—
Corporate	33,589.2	—	20.7	33,467.9	100.6
Residential mortgage-backed securities	2,512.7	—	—	2,512.7	—
Commercial mortgage-backed securities	3,667.0	—	—	3,656.4	10.6
Collateralized debt obligations (1)	1,359.3	—	—	1,234.3	125.0
Other debt obligations	5,697.5	—	—	5,695.2	2.3
Total fixed maturities, available-for-sale	55,429.4	—	907.5	54,277.3	244.6
Fixed maturities, trading	49.1	—	—	49.1	—
Equity securities, available-for-sale	94.1	—	47.4	44.0	2.7
Equity securities, trading	6.0	—	6.0	—	—
Derivative assets (2)	247.2	—	—	223.0	24.2
Other investments	101.6	85.8	—	9.3	6.5
Cash equivalents	374.2	—	—	374.2	—
Sub-total excluding separate account
assets	56,301.6	85.8	960.9	54,976.9	278.0

Separate account assets	117,300.8	120.4	89,824.1	19,870.0	7,486.3
Total assets	$173,602.4	$206.2	$90,785.0	$74,846.9	$7,764.3

Liabilities
Investment contracts (3)	$(119.60)	$—	$—	$—	$(119.60)
Derivative liabilities (2)	(267.50)	—	—	(262.90)	(4.60)
Other liabilities (3)	(253.20)	—	—	(253.20)	—
Total liabilities	$(640.30)	$—	$—	$(516.10)	$(124.20)

Net assets	$172,962.1	$206.2	$90,785.0	$74,330.8	$7,640.1

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $32.0 million and $46.1 million as of December 31, 2018 and December 31, 2017, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2018
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2017	(1)	income	(3)	Level 3	Level 3	2018	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$6.1	$—	$(0.10)	$(1.40)	$—	$—	$4.6	$—
Corporate	100.6	(1.00)	0.3	(22.00)	—	(20.00)	57.9	—
Commercial
mortgage-backed
securities	10.6	(3.50)	0.2	0.1	3.6	(1.50)	9.5	(1.90)
Collateralized
debt obligations	125.0	(0.90)	0.2	64.4	54.7	(235.10)	8.3	(0.90)
Other debt
obligations	2.3	—	(0.20)	147.4	—	(91.00)	58.5	—
Total fixed
maturities,
available-for-sale	244.6	(5.40)	0.4	188.5	58.3	(347.60)	138.8	(2.80)
Fixed maturities,
trading	—	—	—	3.7	—	(3.70)	—	—
Equity securities	2.7	12.9	—	(15.60)	—	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2	1.7
Separate account
assets (2)	7,486.3	889.7	—	106.8	2.3	(41.10)	8,444.0	829.8

Liabilities
Investment contracts	(119.60)	107.9	—	6.4	—	—	(5.30)	110.3

Derivatives
Net derivative assets
(liabilities)	19.6	(18.60)	—	2.5	—	—	3.5	(17.10)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2016	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.10)	$(1.40)	$—	$—	$6.1	$—
Corporate	145.6	(1.50)	4.4	(32.80)	22.2	(37.30)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.70)	11.1	(0.70)	26.3	(84.50)	10.6	(4.00)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.30)	125.0	—
Other debt
obligations	91.5	—	(0.20)	(0.80)	0.1	(88.30)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.20)	16.9	(28.40)	232.3	(311.40)	244.6	(4.00)
Fixed maturities,
trading	92.9	(0.50)	—	(92.40)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.70)	0.7	—	—	—
Other investments	36.9	3.9	—	(34.30)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.20)	3.1	(38.70)	7,486.3	696.0

Liabilities
Investment contracts	(130.80)	6.8	—	4.4	—	—	(119.60)	4.0
Other liabilities	(59.90)	(0.10)	—	60.0	—	—	—	—

Derivatives
Net derivative assets
(liabilities)	11.8	7.5	—	0.3	—	—	19.6	6.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.40)	$—	$(32.60)	$7.6	$—
Corporate	156.3	(1.40)	(1.90)	(21.40)	15.7	(1.70)	145.6	(1.40)
Commercial
mortgage-backed
securities	4.8	(8.30)	8.8	32.7	35.4	(2.30)	71.1	(8.30)
Collateralized
debt obligations	63.5	—	0.8	(30.70)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.60)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.70)	10.3	79.3	51.1	(53.20)	349.4	(9.70)
Fixed maturities,
trading	135.5	0.5	—	(43.10)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.30)	(0.10)	—	—	—	2.7	(1.40)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.90)	5.3	(0.80)	7,226.3	669.7

Liabilities
Investment contracts	(151.10)	14.6	—	5.7	—	—	(130.80)	7.8
Other liabilities	(68.10)	(9.20)	—	17.4	—	—	(59.90)	(7.50)

Derivatives
Net derivative assets
(liabilities)	(3.80)	13.8	0.5	1.3	—	—	11.8	10.9

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	2.3	(6.30)	—	(18.00)	(22.00)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.30)	64.4
Other debt obligations	152.0	—	—	(4.60)	147.4
Total fixed maturities, available-for-sale	246.0	(6.30)	—	(51.20)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.60)	—	—	(15.60)
Other investments	9.0	—	—	—	9.0
Separate account assets (4)	627.1	(519.40)	(206.50)	205.6	106.8

Liabilities
Investment contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	20.9	(1.60)	—	(52.10)	(32.80)
Commercial mortgage-backed securities	—	—	—	(0.70)	(0.70)
Collateralized debt obligations	22.9	—	—	(15.60)	7.3
Other debt obligations	—	—	—	(0.80)	(0.80)
Total fixed maturities, available-for-sale	43.8	(1.60)	—	(70.60)	(28.40)
Fixed maturities, trading	—	—	—	(92.40)	(92.40)
Equity securities, trading	—	—	—	(0.70)	(0.70)
Other investments	2.4	(36.70)	—	—	(34.30)
Separate account assets (4)	302.2	(580.60)	(284.60)	69.8	(493.20)

Liabilities
Investment contracts	—	—	—	4.4	4.4
Other liabilities	—	—	—	60.0	60.0

Derivatives
Net derivative assets (liabilities)	0.8	(0.50)	—	—	0.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.40)	$(1.40)
Corporate	4.3	—	—	(25.70)	(21.40)
Commercial mortgage-backed securities	35.7	—	—	(3.00)	32.7
Collateralized debt obligations	—	—	—	(30.70)	(30.70)
Other debt obligations	105.0	(2.30)	—	(2.60)	100.1
Total fixed maturities, available-for-sale	145.0	(2.30)	—	(63.40)	79.3
Fixed maturities, trading	—	(18.00)	—	(25.10)	(43.10)
Other investments	0.7	(0.40)	—	—	0.3
Separate account assets (4)	453.3	(615.20)	(345.40)	89.4	(417.90)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Other liabilities	—	17.4	—	—	17.4

Derivatives
Net derivative assets (liabilities)	0.5	0.8	—	—	1.3

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$—	$—	$20.0
Commercial mortgage-backed
securities	—	—	—	3.6	—	1.5
Collateralized debt obligations	—	—	—	54.7	—	235.1
Other debt obligations	—	—	—	—	—	91.0
Total fixed maturities,
available-for-sale	—	—	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	—	—	3.7
Separate account assets	287.5	—	0.8	2.3	0.2	40.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred from Level 1 to Level 2 during 2018, primarily included cash equivalents as a result of additional analysis to clarify the source of the price. Separate account assets transferred between Level 1 and Level 2 during 2017 and 2016, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Assets transferred into Level 3 during 2018, 2017 and 2016, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2018, 2017 and 2016, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2018
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$4.6	Discounted cash flow	Discount rate (1)	3.2%	3.2%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	25.4	Discounted cash flow	Discount rate (1)	3.3%-4.5%	3.9%
			Illiquidity premium	0bps-60bps	36bps
Other debt obligations	1.7	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	8,440.8	Discounted cash flow - mortgage loans	Discount rate (1)	3.3%-4.7%	4.2%
			Illiquidity premium	0bps-60bps	56bps
			Credit spread rate	85bps-172bps	168bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.5%	6.7%
			Terminal capitalization rate	4.3%-9.3%	5.8%
			Average market rent growth rate	2.0%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	11.0%-69.3%	45.9%
			Market interest rate	3.9%-6.0%	4.3%

Liabilities
Investment contracts (5)	(5.30)	Discounted cash flow	Long duration interest rate	2.8% (2)
			Long-term equity market volatility	16.7%-27.8%
			Non-performance risk	0.6%-1.6%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

	December 31, 2017
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$6.1	Discounted cash flow	Discount rate (1)	2.7%	2.7%
			Illiquidity premium	50bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	51.0	Discounted cash flow	Discount rate (1)	1.9%-7.5%	4.6%
			Illiquidity premium	0bps-60bps	21bps
Commercial mortgage-backed securities	0.5	Discounted cash flow	Discount rate (1)	6.0%	6.0%
			Probability of default	85.0%	85.0%
			Potential loss severity	32.0%	32.0%
Other debt obligations	2.3	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	7,484.6	Discounted cash flow - mortgage loans	Discount rate (1)	2.3%-8.0%	4.8%
			Illiquidity premium	0bps-60bps	17bps
			Credit spread rate	62bps-690bps	293bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-17.2%	6.9%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	0.5%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	12.1%-71.4%	45.8%
			Market interest rate	3.1%-4.5%	3.8%

Liabilities
Investment contracts (5)	(119.60)	Discounted cash flow	Long duration interest rate	2.5% (2)
			Long-term equity market volatility	18.7%-41.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

(5)
Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk-free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2018, 2017 and 2016.

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of consolidated VIEs for which it was not practicable for us to determine the carrying value. In addition, we had certain obligations of consolidated VIEs held by a synthetic entity for which it was not practicable for us to determine the carrying value. The synthetic entity matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
In 2017, we had certain investment funds for which we did not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We did not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2018	December 31, 2017
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$6.4	$9.3
Aggregate contractual principal	6.5	9.2

Real estate ventures (1)
Fair value	17.2	6.5

Investment funds (1)
Fair value	—	45.2

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

	For the year ended December 31,
	2018	2017	2016

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.20)	$(0.40)	$(0.10)
Interest income (3)	0.7	0.9	1.2

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	—	(0.10)	(9.80)
Change in fair value pre-tax loss (2)	—	(0.10)	(9.80)
Interest expense (5)	—	0.3	1.1

Real estate ventures
Change in fair value pre-tax gain (6)	1.7	3.8	1.5

Investment funds
Change in fair value pre-tax gain (6) (7)	—	1.7	2.8
Dividend income (6)	—	1.9	0.3

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2018
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$14,662.2	$14,708.8	$—	$—	$14,708.8
Policy loans	755.9	916.3	—	—	916.3
Other investments	240.9	233.3	—	151.0	82.3
Cash and cash equivalents	860.5	860.5	860.5	—	—
Investment contracts	(31,867.10)	(30,739.20)	—	(4,085.70)	(26,653.50)
Long-term debt	(129.10)	(127.80)	—	—	(127.80)
Separate account liabilities	(95,341.60)	(94,488.70)	—	—	(94,488.70)
Bank deposits (1)	(500.00)	(489.10)	—	(489.10)	—
Cash collateral payable	(70.10)	(70.10)	(70.10)	—	—

	December 31, 2017
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$13,452.1	$13,744.8	$—	$—	$13,744.8
Policy loans	765.7	952.4	—	—	952.4
Other investments	218.4	215.6	—	141.0	74.6
Cash and cash equivalents	549.2	549.2	549.2	—	—
Investment contracts	(30,223.70)	(29,700.20)	—	(4,736.00)	(24,964.20)
Long-term debt	(50.50)	(49.00)	—	—	(49.00)
Separate account liabilities	(104,011.70)	(103,049.70)	—	—	(103,049.70)
Bank deposits (1)	(2,336.40)	(2,328.90)	(1,780.30)	(548.60)	—
Cash collateral payable	(106.60)	(106.60)	(106.60)	—	—

(1)	Deposit liabilities without defined or contractual maturities are no longer in scope of these disclosures upon adoption of authoritative guidance effective January 1, 2018.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2018 and 2017, use of prescribed statutory accounting practices resulted in higher statutory surplus of $546.3 million and $275.6 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. In addition, as of December 31, 2018 and 2017, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $69.9 million and $123.9 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2018 and 2017, our affiliated reinsurance subsidiaries assumed statutory reserves of $6,850.3 million and $5,977.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2018 and 2017, assets admitted under these practices totaled $2,852.0 million and $2,417.7 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2018	2017	2016
	(in millions)
Statutory net income	$1,017.6	$1,976.7	$996.7
Statutory capital and surplus	5,319.6	4,946.8	4,643.8

18. Revenues from Contracts with Customers

Administrative Service Fee Revenue

We offer service and trust agreements for defined contribution plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor trust services are also available through an affiliated trust company.

•
Fees and other revenues are earned for administrative activities performed for the defined contribution plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•
Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•
Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

Deposit Account Fee Revenue

We offer individual retirement accounts (“IRAs”) through our subsidiary, Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

Disaggregation of Revenues from Contracts with Customers

The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2018	2017	2016

	(in millions)
Administrative service fee revenue	$284.1	$288.0	$278.0
Deposit account fee revenue	10.5	10.2	8.8
Commission income	19.6	14.9	17.1
Other fee revenue	2.3	2.1	10.5
Total revenues from contracts with customers	316.5	315.2	314.4
Fees and other revenues not within the scope of revenue
recognition guidance (1)	1,905.7	1,866.9	1,686.1
Total fees and other revenues per consolidated statements of
operations	$2,222.2	$2,182.1	$2,000.5

(1)
Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $42.5 million as of December 31, 2018.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs on contracts are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the year ended December 31, 2018, $8.4 million of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

19. Stock‑Based Compensation Plans

As of December 31, 2018, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2018	2017	2016
	(in millions)
Compensation cost	$26.4	$28.4	$28.4
Related income tax benefit	5.2	9.8	8.3
Capitalized as part of an asset	1.9	2.5	2.8
Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2018	2017	2016
Expected volatility	26.0%	27.6%	31.7%
Expected term (in years)	7.0	7.0	6.5
Risk-free interest rate	2.8%	2.2%	1.5%
Expected dividend yield	3.19%	2.87%	4.07%
Weighted average estimated fair value	$14.85	$15.31	$8.91

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2018

As of December 31, 2018, we had $1.3 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2018, 2017 and 2016 was $63.98, $62.78 and $37.38, respectively.

As of December 31, 2018, we had $1.8 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2018, 2017 and 2016 was $63.77, $62.80 and $37.45, respectively.

As of December 31, 2018, we had $17.4 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a semi-annual basis through 2017. Beginning in 2018, participating employees had the opportunity to purchase shares of our common stock on a quarterly basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $9.27, $14.72 and $14.00 during 2018, 2017 and 2016, respectively.

PART C
OTHER INFORMATION

Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts
	(c1)	Distribution Agreement (filed 8/6/02)
	(c2)	Selling Agreement (Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(c3)	Registered Representative Agreement (Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)

(d)	Contracts (Exhibits (d1) through (d7) are Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(d1)	Form of Variable Life Contract
	(d2)	Form of Accelerated Benefits Rider
	(d3)	Form of Aviation Exclusion Rider
	(d4)	Form of Change of Insured Rider
	(d5)	Form of Death Benefit Guarantee Rider
	(d6)	Form of Extended Coverage Rider
	(d7)	Form of Hazardous Sports Exclusion Rider
	(d8)	Form of Supplemental Benefit Rider (Incorporated by Reference to the Registrant's filing on form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)

(e)	Applications (Exhibits (e1) and (e2) are Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(e1)	Form of Life Insurance Application
	(e2)	Form of Supplemental Application

(f)	Depositor's Certificate of Incorporation and By-laws (Exhibits (f1) and (f2) are Incorporated by Reference to the Registrant's filing on form S-6 on 5/31/2002) (Accession No. 0000870786-02-000121)
	(f1)	Articles of Incorporation of the Depositor
	(f2)	Bylaws of Depositor

(g)	Reinsurance Contracts

The Depositor maintains reinsurance agreements in the normal course of business, none of which are material.

(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

1

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000019)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000027)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000027)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000027)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000027)

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000027)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000027)

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(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000027)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)6(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)6(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)6(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)6(d) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000147)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000027)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000027)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)

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(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)8(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)8(d) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)8(e) on 04/25/2014 (Accession No. 0000812797-14-000019)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated October 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000027)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000027)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000027)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) - on 04/27/2017 (Accession No. 0000812797-17-000057)

4

(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000027)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000027)

11. Goldman Sachs
(a)	Participation Agreement dated July 30, 2004 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(b)	Amendment 1 to Participation Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(c)	Amendment 2 to Participation Agreement dated April 7, 2011 -- Filed as exhibit 99.h11(c) on 04/27/2015 (Accession No. 0000812797-15-000027)
(d)	Amendment 3 to Participation Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)	Service Letter Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(f)	Administrative Service Letter Agreement dated July 30, 2004 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(g)	Amendment 1 to Administrative Service Agreement dated June 20, 2008 (Incorporated by Reference from Exhibit (h32) to Registrant's filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000203)
(h)	Amendment 2 to Administrative Services Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(h) on 04/27/2015 (Accession No. 0000812797-15-000027)
(i)	Rule 22c-2 Agreement dated April 16, 2007 -- Filed as exhibit 99.h11(i) on 04/27/2015 (Accession No. 0000812797-15-000027)
(j)	Amendment 1 to Rule 22c-2 Agreement dated October 26, 2012 -- Filed as exhibit 99.h11(j) on 04/27/2015 (Accession No. 0000812797-15-000027)

12. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

5

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(k)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000027)
(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000027)
(o)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

6

(p)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000027)

(q)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(s)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000027)

14. JP Morgan
(a)	Participation Agreement (Series) dated March 26, 2002 (Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)
(b)
Amendment 1 to Participation Agreement (Series) dated September 3, 2002 (Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)

(c)	Amendment to Participation Agreement (Series) dated January 8, 2003 -- Filed as exhibit 99.h14(c) on 04/27/2015 (Accession No. 0000812797-15-000027)
(d)	Fund/SERV Amendment to Participation Agreement (Series) dated September 17, 2007 -- Filed as exhibit 99.h14(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)
Participation Agreement (Trust) dated April 24, 2009 -- Filed as exhibit 99.h14(e) on 04/27/2015 (Accession No. 0000812797-15-000027) -- Filed as exhibit 99.h14(c) on 04/27/2015 (Accession No. 0000812797-15-000027)

(f)	Amendment 1 to Participation Agreement (Trust) dated April 8, 2011 -- Filed as exhibit 99.h14(f) on 04/27/2015 (Accession No. 0000812797-15-000027)
(g)	Amendment 2 to Participation Agreement (Trust) dated August 31, 2012 -- Filed as exhibit 99.h14(g) on 04/27/2015 (Accession No. 0000812797-15-000027)
(h)
Administrative Services Agreement Letter (Series) dated March 26, 2002 ((Incorporated by Reference from Exhibit (h) to the Registrant's Filing on Form N-6 on 2/27/03)(Accession No. 0001127048-03-000090)

(i)	Administrative Services Agreement dated April 24, 2009 -- Filed as exhibit 99.h14(i) on 04/27/2015 (Accession No. 0000812797-15-000027)
(j)	Amendment 1 to Administrative Services Agreement dated August 31, 2012 -- Filed as exhibit 99.h14(j) on 04/27/2015 (Accession No. 0000812797-15-000027)
(k)	Rule 22c-2 Agreement dated April 16, 2007 -- Filed as exhibit 99.h14(c) on 04/27/2015 (Accession No. 0000812797-15-000027)

15. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 - Filed as Exhibit 99(h)(15)(a) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(b)	Administrative Service Agreement dated May 1, 2016 - Filed as Exhibit 99(h)(15)(b) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(c)	Service Agreement Letter dated May 1, 2016 - Filed as Exhibit 99(h)(15)(c) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(d)	Support Payment Agreement dated May 1, 2016 - Filed as Exhibit 99(h)(15)(d) - on 04/27/2017 (Accession No. 0000812797-17-000057)

16. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)15(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)15(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 - Filed as Exhibit 99(h)(16)(c) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

7

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

17. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

18. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

19. PIMCO
(a)	Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)18(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)18(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)18(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)18(d) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)	Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(f)	Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)	Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)2(j) on 04/25/2014 (Accession No. 0000812797-14-000019)

8

20. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000027)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000027)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 - Filed as Exhibit 99(h)(20)(g) - on 04/27/2017 (Accession No. 0000812797-17-000057)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000027)

21. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h20(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(f)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)	Consent dated May 15, 2007 -- Filed as exhibit 99.h20(g) on 04/27/2015 (Accession No. 0000812797-15-000027)

22. T. Rowe Price
(a)
Participation Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)
Amendment to Participation Agreement dated November 15, 2005 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

9

(d)
Letter Amendment to Participation Agreement dated March 17, 2008 (Incorporated by Reference from Exhibit (8)(i)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(e)	Amendment to Participation Agreement dated May 1, 2013 -- Filed as exhibit 99.h21(e) on 04/27/2015 (Accession No. 0000812797-15-000027)
(f)
Administrative Services Agreement dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)
Amendment 1 to Administrative Services Agreement dated November 28, 2005 (Incorporated by Reference from Exhibit (8)(i)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(h)	Amendment to Administrative Services Letter Agreement dated March 16, 2012 (Filed as Exhibit (h)21(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Supplement for Distribution Services 12b-1 Plan dated October 14, 2004 (Incorporated by Reference from Exhibit (8)(i)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(j)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (8)(i)(4) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment to Participation Agreement dated May 1, 2017 *

23. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)22(a) on 04/25/2014 (Accession No. 0000812797-14-000019)

24. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)23(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 5 to Service Agreement dated May 1, 2018 *

25. Vanguard

10

	(a)	Participation Agreement dated April 30, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(b)	Amendment to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(c)	Amendment 1 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(d)	Amendment 2 to Participation Agreement dated April 15, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(e)	Amendment 3 to Participation Agreement dated September 11, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(f)	Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)24(f) on 04/25/2014 (Accession No. 0000812797-14-000019)

26. Wanger International
	(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)25(a) on 04/25/2016 (Accession No. 0000812797-16-000147)
	(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)25(b) on 04/25/2016 (Accession No. 0000812797-16-000147)

27. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006 (Filed as Exhibit (h)25(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012 (Filed as Exhibit (h)25(b) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)25(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 (Filed as Exhibit (h)25(d) on 04/25/2014 (Accession No. 0000812797-14-000019)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference to the Registrant's filing on form S-6 on 8/6/2002)(Accession No. 0000870786-02-000153)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
	(1)	Consent of Ernst & Young LLP *
	(2)	Powers of Attorney - (Filed as Exhibit (n)(2) on 04/26/2018 (Accession No. 0000812797-18-000032)
	(3)	Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2018 *

Schedule III - Supplementary Insurance Information As of December 31, 2018, 2017 and 2016 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2018, 2017 and 2016 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

11

(q) Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000027)

* Filed herein
** To be Filed by Amendment

12

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Chair, Human Resources Committee Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Member, Human Resources and Nominating and Governance Committees
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1540 Broadway New York, NY 10036	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

13

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO ESTEBAN BORDA TERUGGI(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
TIMOTHY M. DUNBAR(1)	President - Principal Global Asset Management
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Executive Officer and President - Principal Global Investors
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Executive Vice President and Chief Risk Officer
GREGORY A. LINDE(1)	Senior Vice President Individual Life
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2018 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

14

Principal Life Insurance Company - Organizational Structure
(December 31, 2018)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.+	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*#	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*#	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*#	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*#	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*#	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*#	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	83.52
-->PGI Finisterre Holding Company LTD*#	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	88.3
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Real Estate Europe Limited*#	Wales/United Kingdom	100
-->Principal Opportunity Fund LP*#	Wales/United Kingdom	100
-->Principal Real Estate Limited*#	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.*#	Netherlands	100
-->INTERNOS Real Estate Limited*#	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.*#	Luxembourg	100
-->Principal Real Estate B.V.*#	Netherlands	100
-->Principal Real Estate GmbH*#	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH*#	Germany	94.9
-->Principal Real Estate S.ã.r.l.*#	Luxembourg	100

15

-->Principal Real Estate SAS*#	France	100
-->Principal Real Estate S.L.*#	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH*#	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC*#	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	79.18
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC*#<	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), LLC*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100

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-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd*#	United Kingdom	100
-->Principal International Asia (UK) Ltd*#	United Kingdom	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*#	Malta	100
-->Liongate Capital Management LLP*#	Wales/United Kingdom	100
-->LGCM (Cayman) Limited*#	Cayman Islands	100
-->Liongate Capital Management (Cayman) Limited*#	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*#	Wales/United Kingdom	100
-->Liongate Capital Management Limited*#	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*#	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#=	Iowa	100
-->Principal Securities, Inc.*#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.*#	Delaware	89.6
-->RobustWealth, Inc.*#	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the

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case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

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Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Carla Beitzel	Vice President/Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Bill Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Doug Hodgson	Vice President/Chief Compliance Officer
Principal Financial Group(1)

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(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Chief Operating Officer
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$15,502,412.66	—	—	—

Item 31. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.

Item 32. Management Services

N/A

Item 33. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 26th day of April, 2019.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

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Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and	April 26, 2019
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 26, 2019
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 26, 2019
D. D. Strable-Soethout

(B. J. Bernard)*	Director	April 26, 2019
B. J. Bernard

(J. Carter-Miller)*	Director	April 26, 2019
J. Carter-Miller

(M.T. Dan)*	Director	April 26, 2019
M. T. Dan

(D. H. Ferro)*	Director	April 26, 2019
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 26, 2019
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 26, 2019
S. L. Helton

(R. C. Hochschild)*	Director	April 26, 2019
R. C. Hochschild

(S. M. Mills)*	Director	April 26, 2019
S. M. Mills

(D. C. Nordin)*	Director	April 26, 2019
D. C. Nordin

(B. C. Pickerell)*	Director	April 26, 2019
B. C. Pickerell

(E. E. Tallett)*	Director	April 26, 2019
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*	Powers of Attorney filed herein

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